UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT COMPANY

Investment Company Act file number: 811-58431
Name of Registrant: Vanguard Valley Forge Funds
Address of Registrant:
P.O. Box 2600
Valley Forge, PA 19482
Name and address of agent for service:
Anne E. Robinson, Esquire
P.O. Box 876
Valley Forge, PA 19482
Date of fiscal year end: December 31
Date of reporting period: March 31, 2018
Item 1: Schedule of Investments

Vanguard Balanced Index Fund

Schedule of Investments (unaudited)
As of March 31, 2018

			Market
			Value
		Shares	($000)
Common Stocks (59.3%)1
Basic Materials (1.5%)
	DowDuPont Inc.	1,880,694	119,819
	Praxair Inc.	231,150	33,355
	Ecolab Inc.	210,145	28,805
	Air Products & Chemicals Inc.	176,683	28,098
	LyondellBasell Industries NV Class A	255,095	26,958
	PPG Industries Inc.	201,395	22,476
*	Freeport-McMoRan Inc.	1,111,807	19,534
	International Paper Co.	333,873	17,839
	Newmont Mining Corp.	431,301	16,851
	Nucor Corp.	256,851	15,691
	Eastman Chemical Co.	104,257	11,007
	Celanese Corp. Class A	109,356	10,959
	International Flavors & Fragrances Inc.	63,753	8,728
	Albemarle Corp.	89,167	8,269
	FMC Corp.	107,982	8,268
	Steel Dynamics Inc.	181,290	8,017
	Avery Dennison Corp.	70,753	7,518
	Chemours Co.	148,001	7,209
	CF Industries Holdings Inc.	188,402	7,108
	Mosaic Co.	278,412	6,760
*	Alcoa Corp.	149,120	6,704
*	Axalta Coating Systems Ltd.	177,515	5,359
	RPM International Inc.	107,167	5,109
	United States Steel Corp.	141,869	4,992
	Huntsman Corp.	163,760	4,790
	Reliance Steel & Aluminum Co.	55,429	4,752
	Royal Gold Inc.	52,869	4,540
	Olin Corp.	134,479	4,087
	Ashland Global Holdings Inc.	49,974	3,488
	Westlake Chemical Corp.	31,162	3,464
	WR Grace & Co.	54,463	3,335
	Versum Materials Inc.	86,594	3,259
	NewMarket Corp.	7,454	2,994
	PolyOne Corp.	66,776	2,839
	Scotts Miracle-Gro Co.	32,017	2,745
*	Univar Inc.	91,611	2,542
	Peabody Energy Corp.	68,136	2,487
*	Ingevity Corp.	33,617	2,477
	KapStone Paper and Packaging Corp.	71,916	2,467
	Cabot Corp.	43,847	2,443
	Sensient Technologies Corp.	33,924	2,394
*	Allegheny Technologies Inc.	101,060	2,393
	Domtar Corp.	50,770	2,160
	Balchem Corp.	25,971	2,123
	HB Fuller Co.	41,452	2,061
	Minerals Technologies Inc.	29,192	1,954
	Commercial Metals Co.	88,504	1,811
	Carpenter Technology Corp.	38,680	1,707
*	Cleveland-Cliffs Inc.	242,922	1,688

	US Silica Holdings Inc.	65,440	1,670
	Compass Minerals International Inc.	27,090	1,634
*	Platform Specialty Products Corp.	169,533	1,633
*	GCP Applied Technologies Inc.	55,723	1,619
	Quaker Chemical Corp.	10,739	1,591
*	Ferro Corp.	66,664	1,548
	Arch Coal Inc. Class A	16,354	1,503
	Worthington Industries Inc.	34,851	1,496
*	Cambrex Corp.	26,696	1,396
	Stepan Co.	16,616	1,382
	Innospec Inc.	19,307	1,324
	Kaiser Aluminum Corp.	13,100	1,322
	Tronox Ltd. Class A	69,279	1,278
*	Kraton Corp.	26,421	1,261
*	Coeur Mining Inc.	151,731	1,214
	Hecla Mining Co.	323,757	1,188
*	AK Steel Holding Corp.	248,670	1,126
	Neenah Inc.	12,437	975
	A Schulman Inc.	21,712	934
	Rayonier Advanced Materials Inc.	41,551	892
*	AdvanSix Inc.	24,165	840
	PH Glatfelter Co.	34,514	709
	Chase Corp.	6,079	708
*	CSW Industrials Inc.	15,318	690
*	Koppers Holdings Inc.	16,605	682
*	Century Aluminum Co.	38,793	642
	Warrior Met Coal Inc.	22,291	624
	Innophos Holdings Inc.	15,510	624
	KMG Chemicals Inc.	10,006	600
*	SunCoke Energy Inc.	52,479	565
*	CONSOL Energy Inc.	18,654	540
*	Clearwater Paper Corp.	13,682	535
*,^	Fairmount Santrol Holdings Inc.	125,515	533
	American Vanguard Corp.	24,911	503
	Tredegar Corp.	26,465	475
*	Verso Corp.	26,838	452
	Haynes International Inc.	11,934	443
	Kronos Worldwide Inc.	17,870	404
*	Codexis Inc.	35,304	388
*	Resolute Forest Products Inc.	44,680	371
*	Nexeo Solutions Inc.	34,503	369
*	PQ Group Holdings Inc.	26,319	368
*	OMNOVA Solutions Inc.	34,053	358
*	Veritiv Corp.	8,442	331
	Hawkins Inc.	9,372	329
	FutureFuel Corp.	25,100	301
*	Intrepid Potash Inc.	68,500	249
	Olympic Steel Inc.	9,300	191
*	AgroFresh Solutions Inc.	25,264	186
	Gold Resource Corp.	40,411	182
*	Universal Stainless & Alloy Products Inc.	6,400	176
*	Cloud Peak Energy Inc.	60,241	175
	Northern Technologies International Corp.	6,723	151
	Hallador Energy Co.	19,198	132
*	LSB Industries Inc.	20,920	128
*,^	Uranium Energy Corp.	95,270	125
*	ChromaDex Corp.	28,600	120

	Synalloy Corp.	7,724	111
*	Ryerson Holding Corp.	11,350	92
	Ampco-Pittsburgh Corp.	8,432	75
*	NL Industries Inc.	9,290	73
*,^	Ur-Energy Inc.	79,380	48
	United-Guardian Inc.	2,196	39
*,^	Ramaco Resources Inc.	5,327	38
*	Marrone Bio Innovations Inc.	9,895	20
*	Senomyx Inc.	15,657	14
*	General Moly Inc.	35,994	14
*	Solitario Zinc Corp.	21,996	10
*,^	Golden Minerals Co.	21,900	9
*,^	US Gold Corp.	2,788	4
*	Centrus Energy Corp. Class A	1,000	4
*,^	Comstock Mining Inc.	12,653	3
*	Paramount Gold Nevada Corp.	1,164	2
*	US Antimony Corp.	3,395	1
*	Westwater Resources Inc.	780	—
*,2	Achieve Life Sciences Inc. CVR Exp. 12/31/49	19,400	—
			549,175
Consumer Goods (5.0%)
	Procter & Gamble Co.	2,035,751	161,394
	Coca-Cola Co.	3,097,128	134,508
	PepsiCo Inc.	1,146,657	125,158
	Philip Morris International Inc.	1,254,106	124,658
	Altria Group Inc.	1,534,692	95,642
	NIKE Inc. Class B	1,047,953	69,626
	Colgate-Palmolive Co.	707,328	50,701
	Mondelez International Inc. Class A	1,139,906	47,568
	Monsanto Co.	338,761	39,530
	Activision Blizzard Inc.	579,565	39,097
	General Motors Co.	1,017,404	36,972
	Ford Motor Co.	3,146,944	34,868
	Kimberly-Clark Corp.	283,394	31,210
	Kraft Heinz Co.	492,794	30,696
*	Electronic Arts Inc.	247,596	30,019
	Constellation Brands Inc. Class A	131,544	29,982
*,^	Tesla Inc.	108,973	29,001
	Estee Lauder Cos. Inc. Class A	181,134	27,119
	General Mills Inc.	459,989	20,727
	Archer-Daniels-Midland Co.	449,980	19,516
*	Monster Beverage Corp.	340,746	19,494
	Stanley Black & Decker Inc.	123,983	18,994
	VF Corp.	255,082	18,907
	Aptiv plc	214,184	18,199
	Tyson Foods Inc. Class A	239,827	17,553
	Dr Pepper Snapple Group Inc.	144,778	17,139
	Kellogg Co.	223,511	14,530
	Clorox Co.	104,177	13,867
	Lennar Corp. Class A	217,579	12,824
	DR Horton Inc.	286,566	12,563
	Tapestry Inc.	230,054	12,103
	Conagra Brands Inc.	322,348	11,888
*	Mohawk Industries Inc.	50,954	11,833
	Hershey Co.	114,736	11,354
	Brown-Forman Corp. Class B	201,382	10,955
	JM Smucker Co.	87,154	10,808

	Molson Coors Brewing Co. Class B	142,056	10,701
	McCormick & Co. Inc.	97,234	10,345
	Church & Dwight Co. Inc.	201,521	10,149
	Genuine Parts Co.	112,749	10,129
	Newell Brands Inc.	396,642	10,106
	Lear Corp.	53,919	10,034
	PVH Corp.	61,904	9,374
*	Take-Two Interactive Software Inc.	92,080	9,004
*	LKQ Corp.	236,143	8,962
	Whirlpool Corp.	56,961	8,721
	BorgWarner Inc.	169,077	8,493
	Bunge Ltd.	113,581	8,398
*	NVR Inc.	2,834	7,935
	Hasbro Inc.	90,703	7,646
	Ingredion Inc.	57,816	7,454
	Hormel Foods Corp.	213,092	7,313
*	Lululemon Athletica Inc.	81,151	7,232
*	Michael Kors Holdings Ltd.	116,319	7,221
	Campbell Soup Co.	158,028	6,844
	Lamb Weston Holdings Inc.	116,975	6,810
	Snap-on Inc.	45,355	6,692
	Coty Inc. Class A	363,774	6,657
	PulteGroup Inc.	209,393	6,175
	Harley-Davidson Inc.	136,046	5,834
*	WABCO Holdings Inc.	43,238	5,788
*	US Foods Holding Corp.	172,817	5,663
*	Middleby Corp.	45,329	5,611
	Leucadia National Corp.	245,834	5,588
	Polaris Industries Inc.	48,095	5,508
	Hanesbrands Inc.	287,813	5,302
	Pinnacle Foods Inc.	95,460	5,164
	Goodyear Tire & Rubber Co.	192,124	5,107
	Gentex Corp.	219,585	5,055
	Ralph Lauren Corp. Class A	44,695	4,997
*	Herbalife Ltd.	49,289	4,804
	Toll Brothers Inc.	110,597	4,783
	Leggett & Platt Inc.	106,427	4,721
	Thor Industries Inc.	40,210	4,631
	Pool Corp.	30,777	4,500
	Brunswick Corp.	71,434	4,242
*	Skechers U.S.A. Inc. Class A	101,865	3,962
	Carter's Inc.	37,842	3,939
*	Post Holdings Inc.	50,288	3,810
^	Mattel Inc.	279,268	3,672
	Valvoline Inc.	158,382	3,505
	Delphi Technologies plc	71,129	3,389
	Flowers Foods Inc.	145,861	3,189
*,^	Under Armour Inc. Class A	182,709	2,987
	Nu Skin Enterprises Inc. Class A	40,419	2,979
	Dana Inc.	115,557	2,977
*,^	Wayfair Inc.	43,805	2,958
	Energizer Holdings Inc.	49,125	2,927
*	Blue Buffalo Pet Products Inc.	70,687	2,814
*	Visteon Corp.	25,466	2,807
*	Hain Celestial Group Inc.	79,782	2,559
	Tenneco Inc.	42,325	2,322
*	Zynga Inc. Class A	626,850	2,294

*	Deckers Outdoor Corp.	25,434	2,290
*	Darling Ingredients Inc.	131,026	2,267
*	Welbilt Inc.	111,212	2,163
	Wolverine World Wide Inc.	74,416	2,151
	Columbia Sportswear Co.	27,552	2,106
*	Taylor Morrison Home Corp. Class A	89,900	2,093
*	Edgewell Personal Care Co.	42,481	2,074
	Sanderson Farms Inc.	17,322	2,062
*	TRI Pointe Group Inc.	123,573	2,030
	LCI Industries	19,464	2,027
	KB Home	68,910	1,960
	Spectrum Brands Holdings Inc.	18,899	1,960
*	Helen of Troy Ltd.	22,288	1,939
	Lancaster Colony Corp.	15,329	1,888
	Steven Madden Ltd.	42,837	1,881
*	TreeHouse Foods Inc.	46,345	1,774
*	Cooper-Standard Holdings Inc.	14,060	1,727
*	Under Armour Inc.	119,683	1,717
*	Tempur Sealy International Inc.	37,594	1,703
	Vector Group Ltd.	83,156	1,696
	Tupperware Brands Corp.	34,993	1,693
	J&J Snack Foods Corp.	11,583	1,582
	Herman Miller Inc.	48,485	1,549
	WD-40 Co.	11,617	1,530
*	Dorman Products Inc.	22,429	1,485
*	Meritage Homes Corp.	32,645	1,477
*	American Axle & Manufacturing Holdings Inc.	95,794	1,458
*,^	iRobot Corp.	21,345	1,370
*	Central Garden & Pet Co. Class A	33,733	1,336
	Interface Inc. Class A	52,516	1,323
	B&G Foods Inc.	54,267	1,286
*	Cavco Industries Inc.	7,395	1,285
	HNI Corp.	35,188	1,270
*	Boston Beer Co. Inc. Class A	6,710	1,269
	Callaway Golf Co.	76,870	1,258
*	G-III Apparel Group Ltd.	32,551	1,227
	Cooper Tire & Rubber Co.	40,729	1,193
	La-Z-Boy Inc.	38,861	1,164
*	Sleep Number Corp.	31,864	1,120
*	Hostess Brands Inc. Class A	74,710	1,105
*	Gentherm Inc.	32,382	1,099
	MDC Holdings Inc.	38,786	1,083
	Calavo Growers Inc.	11,612	1,071
	ACCO Brands Corp.	84,063	1,055
*	Avon Products Inc.	357,911	1,016
*	Cal-Maine Foods Inc.	23,244	1,016
	Schweitzer-Mauduit International Inc.	25,842	1,012
	Fresh Del Monte Produce Inc.	22,351	1,011
	Oxford Industries Inc.	13,325	994
	Universal Corp.	20,325	986
*	Pilgrim's Pride Corp.	39,867	981
	Seaboard Corp.	229	977
*	LGI Homes Inc.	13,835	976
*	Fox Factory Holding Corp.	27,655	965
	MGP Ingredients Inc.	10,673	956
*	Crocs Inc.	55,501	902
*	USANA Health Sciences Inc.	10,228	879

	Standard Motor Products Inc.	18,147	863
	Winnebago Industries Inc.	22,623	851
	National Beverage Corp.	9,474	843
	Camping World Holdings Inc. Class A	25,752	830
*	Modine Manufacturing Co.	38,996	825
	Medifast Inc.	8,802	823
*	Vista Outdoor Inc.	48,221	787
*,^	Fitbit Inc. Class A	150,971	770
	Phibro Animal Health Corp. Class A	19,103	758
	Knoll Inc.	37,546	758
	Steelcase Inc. Class A	55,113	750
	Andersons Inc.	22,283	738
	Briggs & Stratton Corp.	32,282	691
*	Stoneridge Inc.	24,664	681
*	M/I Homes Inc.	21,070	671
*	William Lyon Homes Class A	23,791	654
	Dean Foods Co.	75,455	650
	Coca-Cola Bottling Co. Consolidated	3,739	646
	Nutrisystem Inc.	23,694	639
	Inter Parfums Inc.	12,649	596
	Movado Group Inc.	15,079	579
*	Universal Electronics Inc.	10,955	570
	Acushnet Holdings Corp.	24,473	565
*	Century Communities Inc.	18,558	556
	Kimball International Inc. Class B	32,350	551
	Titan International Inc.	42,900	541
*	Malibu Boats Inc. Class A	15,883	527
	Tower International Inc.	18,017	500
	Ethan Allen Interiors Inc.	19,682	452
*	Fossil Group Inc.	34,681	440
*,^	GoPro Inc. Class A	91,553	439
*	Unifi Inc.	11,745	426
	John B Sanfilippo & Son Inc.	7,257	420
*	Beazer Homes USA Inc.	25,523	407
	Tootsie Roll Industries Inc.	13,439	396
	National Presto Industries Inc.	4,007	376
*	Glu Mobile Inc.	99,428	375
*	Nautilus Inc.	26,236	353
*	Motorcar Parts of America Inc.	16,266	349
	Hooker Furniture Corp.	9,219	338
*,^	elf Beauty Inc.	16,961	329
	Limoneira Co.	13,453	319
*	Farmer Brothers Co.	10,257	310
*	MCBC Holdings Inc.	12,124	306
*	Freshpet Inc.	17,915	295
*	ZAGG Inc.	22,485	274
*	Perry Ellis International Inc.	10,120	261
	Bassett Furniture Industries Inc.	8,483	257
*	Primo Water Corp.	20,868	244
	Superior Uniform Group Inc.	8,600	226
	Superior Industries International Inc.	16,049	213
*,^	22nd Century Group Inc.	90,104	212
	Culp Inc.	6,870	210
	Flexsteel Industries Inc.	5,296	210
*	Vera Bradley Inc.	19,461	206
*	Hovnanian Enterprises Inc. Class A	110,009	201
	Johnson Outdoors Inc. Class A	3,125	194

*	Seneca Foods Corp. Class A	6,951	193
*	Clarus Corp.	28,195	190
*	Alliance One International Inc.	6,819	178
	Kewaunee Scientific Corp.	4,870	166
*,^	Eastman Kodak Co.	29,234	156
*,^	Revlon Inc. Class A	7,465	154
	Oil-Dri Corp. of America	3,637	146
*	Castle Brands Inc.	111,100	138
*	Craft Brew Alliance Inc.	7,254	135
*	Central Garden & Pet Co.	2,800	120
	Weyco Group Inc.	3,470	117
*	Skyline Corp.	5,263	116
*	Shiloh Industries Inc.	13,287	116
*,^	Jamba Inc.	12,822	110
	Rocky Brands Inc.	4,880	105
	Turning Point Brands Inc.	5,180	101
	Alico Inc.	3,661	100
	Lifetime Brands Inc.	8,005	99
*	Lakeland Industries Inc.	7,573	98
*	Delta Apparel Inc.	5,200	94
*,^	Vuzix Corp.	17,000	93
	Marine Products Corp.	6,600	92
*	New Home Co. Inc.	7,785	86
	Strattec Security Corp.	2,174	79
	Libbey Inc.	15,533	76
	Hamilton Beach Brands Holding Co. Class A	3,446	73
	Core Molding Technologies Inc.	3,900	70
*	Nature's Sunshine Products Inc.	6,088	67
	Acme United Corp.	2,950	61
	Escalade Inc.	4,289	59
*	Lifeway Foods Inc.	8,078	48
*,^	Akoustis Technologies Inc.	8,112	47
*	PolarityTE Inc.	2,501	45
*,^	Orchids Paper Products Co.	5,533	45
	Lennar Corp. Class B	910	43
	P&F Industries Inc. Class A	4,580	35
*	Charles & Colvard Ltd.	23,988	33
	Rocky Mountain Chocolate Factory Inc.	2,476	30
*	Sequential Brands Group Inc.	13,330	28
*	Natural Alternatives International Inc.	2,300	25
*,^	Lipocine Inc.	13,400	21
*	Funko Inc. Class A	2,405	20
*	S&W Seed Co.	5,228	19
*,^	New Age Beverages Corp.	7,181	17
	Unique Fabricating Inc.	2,018	17
*	Differential Brands Group Inc.	13,400	17
*	Vince Holding Corp.	1,824	16
*	US Auto Parts Network Inc.	7,496	15
*	Emerson Radio Corp.	10,371	15
*	JAKKS Pacific Inc.	6,979	15
*	Veru Inc.	8,089	15
*	Iconix Brand Group Inc.	12,250	14
*	Cherokee Inc.	9,605	12
*,2	NewStar Financial Inc. CVR Line	22,870	11
*,^	Nova Lifestyle Inc.	5,089	11
*	Willamette Valley Vineyards Inc.	1,162	9
*	Dixie Group Inc.	2,947	8

	Crown Crafts Inc.	1,235	7
*	Lifevantage Corp.	1,388	5
*	Zedge Inc. Class B	1,534	5
*,^	Long Blockchain Corp.	1,300	3
	Virco Manufacturing Corp.	837	3
			1,859,546
Consumer Services (7.7%)
*	Amazon.com Inc.	332,201	480,808
	Home Depot Inc.	942,592	168,008
	Comcast Corp. Class A	3,742,994	127,898
	Walt Disney Co.	1,153,514	115,859
	Walmart Inc.	1,195,929	106,402
	McDonald's Corp.	643,478	100,627
*	Netflix Inc.	332,837	98,303
*	Booking Holdings Inc.	39,417	82,003
	Costco Wholesale Corp.	354,330	66,766
	Starbucks Corp.	1,077,770	62,392
	Time Warner Inc.	598,650	56,620
	Lowe's Cos. Inc.	636,101	55,818
	CVS Health Corp.	818,730	50,933
	Walgreens Boots Alliance Inc.	680,083	44,525
*	Charter Communications Inc. Class A	134,817	41,958
	TJX Cos. Inc.	484,590	39,523
	Twenty-First Century Fox Inc. Class A	852,422	31,275
*	eBay Inc.	775,245	31,196
	Target Corp.	438,541	30,448
	Marriott International Inc. Class A	216,319	29,415
	Delta Air Lines Inc.	518,433	28,415
	Southwest Airlines Co.	426,157	24,410
	Ross Stores Inc.	308,317	24,043
	McKesson Corp.	166,737	23,488
	Las Vegas Sands Corp.	319,276	22,956
	Yum! Brands Inc.	267,765	22,795
	Sysco Corp.	378,786	22,712
	Carnival Corp.	323,999	21,248
	Dollar General Corp.	219,014	20,489
*	Dollar Tree Inc.	191,316	18,156
	American Airlines Group Inc.	343,223	17,834
	Kroger Co.	711,581	17,035
*	O'Reilly Automotive Inc.	67,990	16,819
	Royal Caribbean Cruises Ltd.	138,232	16,275
	Cardinal Health Inc.	253,521	15,891
*	United Continental Holdings Inc.	209,081	14,525
	MGM Resorts International	411,456	14,409
*	AutoZone Inc.	22,043	14,299
	Best Buy Co. Inc.	201,044	14,071
	CBS Corp. Class B	266,150	13,677
	Omnicom Group Inc.	186,284	13,537
	Hilton Worldwide Holdings Inc.	166,086	13,081
	Twenty-First Century Fox Inc.	352,718	12,828
	Wynn Resorts Ltd.	66,277	12,086
	AmerisourceBergen Corp. Class A	132,746	11,444
	Expedia Group Inc.	100,488	11,095
*	Ulta Beauty Inc.	46,557	9,510
	Tiffany & Co.	95,302	9,307
*	Liberty Interactive Corp. QVC Group Class A	366,683	9,229
	Nielsen Holdings plc	288,193	9,162

	Viacom Inc. Class B	289,660	8,997
*	CarMax Inc.	145,013	8,982
	Kohl's Corp.	135,705	8,890
	Wyndham Worldwide Corp.	76,689	8,776
*	Copart Inc.	169,130	8,614
*	Norwegian Cruise Line Holdings Ltd.	162,543	8,610
	Darden Restaurants Inc.	99,598	8,491
	Domino's Pizza Inc.	34,583	8,077
	Aramark	198,023	7,834
	L Brands Inc.	194,576	7,435
	Macy's Inc.	247,417	7,358
*	Burlington Stores Inc.	54,898	7,310
*	Chipotle Mexican Grill Inc. Class A	22,407	7,240
	Interpublic Group of Cos. Inc.	313,677	7,224
	Vail Resorts Inc.	32,580	7,223
	Gap Inc.	219,278	6,841
*,^	GrubHub Inc.	66,579	6,756
	Advance Auto Parts Inc.	56,771	6,730
*	DISH Network Corp. Class A	175,112	6,635
	Tractor Supply Co.	101,134	6,373
	News Corp. Class A	402,783	6,364
	FactSet Research Systems Inc.	31,573	6,296
	Alaska Air Group Inc.	99,387	6,158
	KAR Auction Services Inc.	107,154	5,808
^	Sirius XM Holdings Inc.	900,459	5,619
*	ServiceMaster Global Holdings Inc.	109,081	5,547
*	Caesars Entertainment Corp.	483,597	5,440
	Service Corp. International	142,130	5,364
*	Liberty Media Corp-Liberty SiriusXM Class C	129,362	5,284
*	JetBlue Airways Corp.	258,771	5,258
*	Discovery Communications Inc.	252,075	4,920
*	Liberty Media Corp-Liberty Formula One	151,314	4,668
*	Bright Horizons Family Solutions Inc.	46,492	4,636
*	Live Nation Entertainment Inc.	108,411	4,568
	Nordstrom Inc.	93,886	4,545
	Foot Locker Inc.	96,732	4,405
	Dunkin' Brands Group Inc.	72,391	4,321
	H&R Block Inc.	169,019	4,295
	Rollins Inc.	80,268	4,096
*	Grand Canyon Education Inc.	38,953	4,087
	Six Flags Entertainment Corp.	58,596	3,648
*	TripAdvisor Inc.	87,335	3,571
	Sabre Corp.	165,657	3,553
	Dun & Bradstreet Corp.	30,272	3,542
	Chemed Corp.	12,928	3,528
*	Madison Square Garden Co. Class A	14,046	3,453
	Casey's General Stores Inc.	30,786	3,379
*	Five Below Inc.	44,330	3,251
	Williams-Sonoma Inc.	61,279	3,233
	Cinemark Holdings Inc.	85,138	3,207
*	Hilton Grand Vacations Inc.	73,896	3,179
*	Liberty Media Corp-Liberty SiriusXM Class A	75,316	3,095
	Cracker Barrel Old Country Store Inc.	19,418	3,091
	Extended Stay America Inc.	154,316	3,051
	Texas Roadhouse Inc. Class A	52,310	3,022
	Dolby Laboratories Inc. Class A	46,419	2,950
*	Beacon Roofing Supply Inc.	54,597	2,897

Cable One Inc.	4,052	2,784
* Stamps.com Inc.	13,388	2,692
* Yelp Inc. Class A	63,823	2,665
Aaron's Inc.	56,882	2,651
Hyatt Hotels Corp. Class A	34,393	2,623
ILG Inc.	83,979	2,613
* Planet Fitness Inc. Class A	68,574	2,590
* Etsy Inc.	92,300	2,590
* Avis Budget Group Inc.	55,196	2,585
Wendy's Co.	145,337	2,551
American Eagle Outfitters Inc.	127,980	2,551
Tribune Media Co. Class A	62,580	2,535
New York Times Co. Class A	103,198	2,487
* SiteOne Landscape Supply Inc.	32,251	2,485
AMERCO	7,143	2,465
* Sprouts Farmers Market Inc.	101,346	2,379
* Ollie's Bargain Outlet Holdings Inc.	39,203	2,364
Bed Bath & Beyond Inc.	112,274	2,357
* Performance Food Group Co.	78,947	2,357
John Wiley & Sons Inc. Class A	36,788	2,343
* Discovery Communications Inc. Class A	108,943	2,335
Nexstar Media Group Inc. Class A	34,854	2,318
Dick's Sporting Goods Inc.	64,515	2,261
Marriott Vacations Worldwide Corp.	16,975	2,261
* AutoNation Inc.	47,707	2,232
Choice Hotels International Inc.	27,269	2,186
Graham Holdings Co. Class B	3,585	2,159
* Adtalem Global Education Inc.	45,317	2,155
Hillenbrand Inc.	46,928	2,154
* Shutterfly Inc.	26,409	2,146
Churchill Downs Inc.	8,759	2,138
* Urban Outfitters Inc.	57,587	2,128
SkyWest Inc.	39,051	2,124
* Spirit Airlines Inc.	56,028	2,117
* AMC Networks Inc. Class A	40,645	2,101
Lions Gate Entertainment Corp. Class B	86,019	2,071
Jack in the Box Inc.	24,129	2,059
Boyd Gaming Corp.	62,392	1,988
TEGNA Inc.	173,377	1,975
* Murphy USA Inc.	26,655	1,940
Lithia Motors Inc. Class A	19,108	1,921
Sinclair Broadcast Group Inc. Class A	61,120	1,913
Signet Jewelers Ltd.	49,201	1,895
* Sotheby's	36,828	1,890
Children's Place Inc.	13,830	1,871
* Altice USA Inc. Class A	97,686	1,805
* Scientific Games Corp.	43,186	1,797
PriceSmart Inc.	21,394	1,787
Allegiant Travel Co. Class A	10,248	1,768
* Michaels Cos. Inc.	89,483	1,764
* United Natural Foods Inc.	40,858	1,754
* Sally Beauty Holdings Inc.	105,176	1,730
* Chegg Inc.	83,154	1,718
* Liberty Expedia Holdings Inc. Class A	43,522	1,710
Meredith Corp.	31,598	1,700
* Penn National Gaming Inc.	64,278	1,688
Bloomin' Brands Inc.	68,923	1,673

	Hawaiian Holdings Inc.	42,319	1,638
	Cheesecake Factory Inc.	33,587	1,620
	Red Rock Resorts Inc. Class A	54,847	1,606
*	Cars.com Inc.	53,300	1,510
*	Eldorado Resorts Inc.	45,275	1,494
	Big Lots Inc.	34,049	1,482
*	Weight Watchers International Inc.	23,225	1,480
*	RH	15,316	1,459
*	Groupon Inc. Class A	334,894	1,453
*,^	Rite Aid Corp.	860,197	1,445
	Brinker International Inc.	38,785	1,400
*	Dave & Buster's Entertainment Inc.	33,223	1,387
	Morningstar Inc.	14,245	1,361
	Monro Inc.	25,257	1,354
*	Acxiom Corp.	59,535	1,352
	Abercrombie & Fitch Co.	55,816	1,351
*	Rush Enterprises Inc. Class A	31,205	1,326
*	Herc Holdings Inc.	20,094	1,305
*	La Quinta Holdings Inc.	68,841	1,302
*	Pinnacle Entertainment Inc.	42,188	1,272
	Penske Automotive Group Inc.	28,641	1,270
	DSW Inc. Class A	55,645	1,250
	Matthews International Corp. Class A	24,369	1,233
	World Wrestling Entertainment Inc. Class A	33,239	1,197
*	Trade Desk Inc. Class A	23,389	1,161
	Papa John's International Inc.	20,091	1,151
*	MSG Networks Inc.	48,661	1,100
	Caleres Inc.	32,428	1,090
	Wingstop Inc.	23,030	1,088
*	Asbury Automotive Group Inc.	16,021	1,081
	Group 1 Automotive Inc.	16,423	1,073
	GameStop Corp. Class A	83,674	1,056
	Guess? Inc.	50,131	1,040
	Tailored Brands Inc.	39,902	1,000
	Lions Gate Entertainment Corp. Class A	38,569	996
*	Pandora Media Inc.	196,000	986
	Entercom Communications Corp. Class A	100,744	972
	Gannett Co. Inc.	96,367	962
*	Liberty Media Corp-Liberty Formula One Class A	32,234	944
	International Speedway Corp. Class A	20,999	926
	Chico's FAS Inc.	101,522	918
	Dine Brands Global Inc.	13,973	916
	Office Depot Inc.	418,045	899
*	Hertz Global Holdings Inc.	44,401	881
*	Denny's Corp.	56,699	875
*	Quotient Technology Inc.	66,033	865
	Strayer Education Inc.	8,336	842
^	Sonic Corp.	33,226	838
*	Diplomat Pharmacy Inc.	40,547	817
	Dillard's Inc. Class A	10,142	815
	Capella Education Co.	9,213	805
	Core-Mark Holding Co. Inc.	37,224	791
*	Gray Television Inc.	62,010	788
*,^	Party City Holdco Inc.	49,714	776
	Scholastic Corp.	19,763	768
	BJ's Restaurants Inc.	16,675	749
*	Simply Good Foods Co.	53,847	739

	New Media Investment Group Inc.	43,032	738
*	Providence Service Corp.	10,600	733
*,^	JC Penney Co. Inc.	240,569	727
*	Belmond Ltd. Class A	61,955	691
*	Career Education Corp.	52,393	688
	PetMed Express Inc.	16,301	681
*	National Vision Holdings Inc.	21,030	679
*	Liberty Media Corp-Liberty Braves	29,622	676
*	SeaWorld Entertainment Inc.	45,400	673
*	Liberty TripAdvisor Holdings Inc. Class A	61,096	657
*	Genesco Inc.	15,784	641
*,^	ANGI Homeservices Inc. Class A	46,217	628
*	Houghton Mifflin Harcourt Co.	87,845	611
*	Red Robin Gourmet Burgers Inc.	10,421	604
	EW Scripps Co. Class A	49,439	593
*	Shake Shack Inc. Class A	14,211	592
	AMC Entertainment Holdings Inc. Class A	41,536	584
*	Laureate Education Inc. Class A	41,756	574
*	SP Plus Corp.	15,851	564
*	Trupanion Inc.	17,900	535
*	Lumber Liquidators Holdings Inc.	22,230	532
	Ruth's Hospitality Group Inc.	21,345	522
*	XO Group Inc.	24,737	513
*,^	Overstock.com Inc.	14,086	511
*	TrueCar Inc.	53,620	507
	Buckle Inc.	22,765	504
	SUPERVALU Inc.	32,400	493
*	At Home Group Inc.	15,364	492
	SpartanNash Co.	28,301	487
	Marcus Corp.	15,980	485
*,^	Conn's Inc.	14,209	483
*	American Public Education Inc.	11,125	478
*	Express Inc.	65,581	470
*,^	Roku Inc.	14,589	454
*	Regis Corp.	29,537	447
*	Chefs' Warehouse Inc.	18,575	427
*	Golden Entertainment Inc.	18,042	419
*	K12 Inc.	28,876	409
*	MarineMax Inc.	20,997	408
*	TechTarget Inc.	20,502	408
	Finish Line Inc. Class A	30,080	407
*	Fiesta Restaurant Group Inc.	21,926	406
	Sonic Automotive Inc. Class A	21,033	399
	Emerald Expositions Events Inc.	20,448	398
*	QuinStreet Inc.	30,900	395
	Ingles Markets Inc. Class A	11,200	379
*	Hibbett Sports Inc.	15,479	371
*,^	Cargurus Inc.	9,460	364
	Weis Markets Inc.	8,640	354
*	Biglari Holdings Inc.	850	347
*	Titan Machinery Inc.	14,700	346
*	Zumiez Inc.	14,458	346
^	Rent-A-Center Inc.	39,731	343
*	Chuy's Holdings Inc.	13,027	341
*	Del Frisco's Restaurant Group Inc.	21,976	335
	National CineMedia Inc.	64,395	334
*	Monarch Casino & Resort Inc.	7,786	329

*	MDC Partners Inc. Class A	45,730	329
	Carriage Services Inc. Class A	11,883	329
*	Carrols Restaurant Group Inc.	28,976	325
*	Care.com Inc.	19,919	324
	Citi Trends Inc.	10,398	321
*	America's Car-Mart Inc.	6,119	309
	RCI Hospitality Holdings Inc.	10,825	307
*	PlayAGS Inc.	12,528	291
*	Ascena Retail Group Inc.	144,560	291
*	Clean Energy Fuels Corp.	171,200	282
*	1-800-Flowers.com Inc. Class A	23,555	278
*	Zoe's Kitchen Inc.	19,190	277
	Nathan's Famous Inc.	3,733	276
*	Boot Barn Holdings Inc.	15,292	271
*,^	Carvana Co.	11,551	265
	Entravision Communications Corp. Class A	55,671	262
	Cato Corp. Class A	17,452	257
	Shoe Carnival Inc.	10,511	250
	Haverty Furniture Cos. Inc.	12,160	245
	Barnes & Noble Inc.	48,661	241
*	tronc Inc.	14,663	241
	Winmark Corp.	1,800	235
*	Francesca's Holdings Corp.	48,300	232
	Pier 1 Imports Inc.	71,861	231
*	Del Taco Restaurants Inc.	22,300	231
*	Potbelly Corp.	19,079	230
*	GNC Holdings Inc. Class A	58,800	227
*	Liquidity Services Inc.	34,700	226
*,^	Duluth Holdings Inc.	12,034	225
*	Habit Restaurants Inc. Class A	25,100	221
*	Drive Shack Inc.	45,533	218
*,^	Lands' End Inc.	9,121	213
*,^	Tuesday Morning Corp.	51,511	203
*	Lindblad Expeditions Holdings Inc.	19,500	200
	Village Super Market Inc. Class A	7,310	193
*	Barnes & Noble Education Inc.	27,183	187
	Viacom Inc. Class A	4,613	183
*	Century Casinos Inc.	23,047	172
	Tile Shop Holdings Inc.	28,276	170
*	Bojangles' Inc.	12,103	168
*	Daily Journal Corp.	728	166
*	El Pollo Loco Holdings Inc.	16,500	157
*	Gaia Inc. Class A	9,751	151
*	Avid Technology Inc.	31,500	143
*	J Alexander's Holdings Inc.	11,698	134
	Speedway Motorsports Inc.	7,497	134
*	Stitch Fix Inc. Class A	6,524	132
*,^	Noodles & Co. Class A	17,349	131
*	Bridgepoint Education Inc. Class A	19,283	130
*	Smart & Final Stores Inc.	23,140	128
*	Liberty Media Corp-Liberty Braves	5,626	128
*	Sportsman's Warehouse Holdings Inc.	30,589	125
	Clear Channel Outdoor Holdings Inc. Class A	25,400	124
*	Reading International Inc. Class A	7,459	124
	Saga Communications Inc. Class A	3,201	119
*	Container Store Group Inc.	19,400	106
	Tilly's Inc. Class A	8,952	101

	A-Mark Precious Metals Inc.	7,825	96
	CSS Industries Inc.	5,470	96
*	New York & Co. Inc.	27,708	94
*	Fogo De Chao Inc.	5,867	92
*	Kirkland's Inc.	8,981	87
	Liberty Tax Inc.	8,330	84
*,^	Remark Holdings Inc.	14,727	84
	Big 5 Sporting Goods Corp.	11,521	84
	CBS Corp. Class A	1,611	83
*	Red Lion Hotels Corp.	8,028	78
*	Build-A-Bear Workshop Inc.	8,409	77
	Collectors Universe Inc.	4,811	76
*	Digital Turbine Inc.	36,287	73
*	Hemisphere Media Group Inc. Class A	6,456	73
*	Cambium Learning Group Inc.	6,304	71
*	Boston Omaha Corp. Class A	3,148	69
*	Lee Enterprises Inc.	33,725	66
*	RealNetworks Inc.	20,923	64
*,^	Cogint Inc.	25,300	63
*	Profire Energy Inc.	22,183	61
*	Leaf Group Ltd.	8,580	60
*	Global Eagle Entertainment Inc.	41,114	60
	Marchex Inc. Class B	18,900	52
	News Corp. Class B	2,665	43
*	PCM Inc.	5,019	42
*	Town Sports International Holdings Inc.	5,310	40
*	Sears Holdings Corp.	14,950	40
	AH Belo Corp. Class A	7,329	38
*	AutoWeb Inc.	12,234	36
	Fred's Inc. Class A	12,090	36
*	Vitamin Shoppe Inc.	7,596	33
	Natural Health Trends Corp.	1,715	33
	Ark Restaurants Corp.	1,339	32
*,^	Stein Mart Inc.	21,111	32
*	Destination XL Group Inc.	17,912	31
*	Natural Grocers by Vitamin Cottage Inc.	4,088	29
*	Luby's Inc.	10,342	29
*	Educational Development Corp.	1,142	29
*	J. Jill Inc.	6,032	27
*	Travelzoo	3,500	25
*,^	McClatchy Co. Class A	2,633	24
*	Famous Dave's of America Inc.	3,409	24
*	Blue Apron Holdings Inc. Class A	11,440	23
*	Bravo Brio Restaurant Group Inc.	5,231	21
*	TheStreet Inc.	11,583	21
*,^	Red Violet Inc.	3,373	21
*	Rubicon Project Inc.	9,870	18
*	Full House Resorts Inc.	5,016	16
*	Diversified Restaurant Holdings Inc.	11,200	15
*	Insignia Systems Inc.	9,200	15
*	Urban One Inc.	7,021	14
	Townsquare Media Inc. Class A	1,680	13
*,^	Destination Maternity Corp.	5,138	13
*	FTD Cos. Inc.	3,325	12
	Stage Stores Inc.	5,178	11
*	ONE Group Hospitality Inc.	3,617	10
*	Social Reality Inc.	2,581	10

*	EVINE Live Inc.	9,030	9
*	CafePress Inc.	6,314	8
*	Ascent Capital Group Inc. Class A	2,240	8
	Salem Media Group Inc. Class A	2,265	8
*	Papa Murphy's Holdings Inc.	1,508	7
*	Live Ventures Inc.	600	7
*	Ifresh Inc.	803	7
	Beasley Broadcast Group Inc. Class A	535	6
*,^	Interpace Diagnostics Group Inc.	6,612	6
*	Inspired Entertainment Inc.	798	4
*	Good Times Restaurants Inc.	1,300	4
	Peak Resorts Inc.	607	3
*	Rave Restaurant Group Inc.	2,111	3
*	SPAR Group Inc.	754	1
*	Eastside Distilling Inc.	100	1
*	NTN Buzztime Inc.	100	1
*	Sears Hometown and Outlet Stores Inc.	222	1
*	Genius Brands International Inc.	237	1
*	Christopher & Banks Corp.	398	—
*	Urban One Inc. Class A	202	—
*	Kona Grill Inc.	188	—
	National American University Holdings Inc.	100	—
*,2	Adolor Corp. Rights Exp. 07/01/19	34,581	—
			2,858,847
Financials (12.2%)
	JPMorgan Chase & Co.	2,800,948	308,020
*	Berkshire Hathaway Inc. Class B	1,454,192	290,082
	Bank of America Corp.	7,854,408	235,554
	Wells Fargo & Co.	3,578,308	187,539
	Visa Inc. Class A	1,455,798	174,143
	Citigroup Inc.	2,133,928	144,040
	Mastercard Inc. Class A	753,880	132,050
	Goldman Sachs Group Inc.	274,123	69,041
	US Bancorp	1,266,006	63,933
	Morgan Stanley	1,095,024	59,087
	PNC Financial Services Group Inc.	364,273	55,093
	American Express Co.	555,464	51,814
	American Tower Corp.	355,991	51,740
	Charles Schwab Corp.	978,387	51,091
	BlackRock Inc.	90,667	49,116
	Chubb Ltd.	355,707	48,650
	CME Group Inc.	275,233	44,516
	Simon Property Group Inc.	258,703	39,931
	American International Group Inc.	729,101	39,678
	S&P Global Inc.	205,398	39,243
	Bank of New York Mellon Corp.	736,896	37,972
	Capital One Financial Corp.	392,184	37,579
	Crown Castle International Corp.	334,865	36,705
	Prudential Financial Inc.	340,387	35,247
	Intercontinental Exchange Inc.	470,560	34,125
	Marsh & McLennan Cos. Inc.	409,594	33,828
	BB&T Corp.	627,001	32,629
	MetLife Inc.	673,596	30,911
	Travelers Cos. Inc.	218,842	30,388
	Progressive Corp.	469,889	28,630
	State Street Corp.	282,290	28,153
	Aon plc	198,661	27,878

Aflac Inc.	630,829	27,605
Allstate Corp.	286,038	27,116
Prologis Inc.	427,408	26,922
Equinix Inc.	63,235	26,441
SunTrust Banks Inc.	378,793	25,773
Public Storage	119,603	23,967
* Berkshire Hathaway Inc. Class A	79	23,629
Weyerhaeuser Co.	610,415	21,365
Moody's Corp.	131,250	21,171
Discover Financial Services	285,445	20,532
T. Rowe Price Group Inc.	187,515	20,246
M&T Bank Corp.	109,313	20,153
Synchrony Financial	599,130	20,089
AvalonBay Communities Inc.	111,731	18,375
Equity Residential	297,277	18,318
Northern Trust Corp.	174,682	18,015
Ameriprise Financial Inc.	119,497	17,678
Fifth Third Bancorp	556,495	17,669
Digital Realty Trust Inc.	166,205	17,515
Regions Financial Corp.	932,532	17,326
KeyCorp	867,775	16,965
Citizens Financial Group Inc.	392,254	16,467
Welltower Inc.	298,875	16,268
Willis Towers Watson plc	106,482	16,206
* SBA Communications Corp. Class A	94,763	16,197
Boston Properties Inc.	124,684	15,364
* IHS Markit Ltd.	308,084	14,862
Hartford Financial Services Group Inc.	288,164	14,846
Ventas Inc.	288,346	14,282
Principal Financial Group Inc.	233,430	14,218
TD Ameritrade Holding Corp.	228,661	13,544
Comerica Inc.	140,128	13,442
Huntington Bancshares Inc.	880,346	13,293
Lincoln National Corp.	176,229	12,875
Essex Property Trust Inc.	53,272	12,822
* Markel Corp.	10,671	12,488
First Republic Bank	129,709	12,012
Realty Income Corp.	229,639	11,879
* E*TRADE Financial Corp.	214,163	11,867
* CBRE Group Inc. Class A	245,413	11,588
Equifax Inc.	97,041	11,432
XL Group Ltd.	205,741	11,369
Loews Corp.	224,395	11,159
Host Hotels & Resorts Inc.	596,734	11,123
MSCI Inc. Class A	72,609	10,853
Invesco Ltd.	328,939	10,529
Cboe Global Markets Inc.	90,731	10,352
GGP Inc.	501,084	10,252
* SVB Financial Group	42,539	10,210
Alexandria Real Estate Equities Inc.	81,317	10,156
Arthur J Gallagher & Co.	145,900	10,028
Annaly Capital Management Inc.	936,918	9,772
Ally Financial Inc.	348,648	9,466
Cincinnati Financial Corp.	126,917	9,425
Raymond James Financial Inc.	105,380	9,422
Vornado Realty Trust	138,141	9,297
Franklin Resources Inc.	266,300	9,235

* Liberty Broadband Corp.	106,008	9,084
* Arch Capital Group Ltd.	104,817	8,971
HCP Inc.	380,947	8,849
SEI Investments Co.	114,115	8,548
Everest Re Group Ltd.	33,181	8,522
Affiliated Managers Group Inc.	44,834	8,500
Zions Bancorporation	160,272	8,451
Extra Space Storage Inc.	96,635	8,442
Unum Group	177,257	8,439
FNF Group	209,059	8,367
Mid-America Apartment Communities Inc.	91,536	8,352
Nasdaq Inc.	94,683	8,164
Reinsurance Group of America Inc. Class A	51,678	7,958
SL Green Realty Corp.	79,660	7,713
UDR Inc.	215,773	7,686
Duke Realty Corp.	287,177	7,604
Torchmark Corp.	87,405	7,357
Alleghany Corp.	11,920	7,324
Regency Centers Corp.	124,041	7,316
Voya Financial Inc.	144,775	7,311
East West Bancorp Inc.	116,882	7,310
Iron Mountain Inc.	217,807	7,157
Western Union Co.	370,960	7,134
Federal Realty Investment Trust	59,112	6,863
Macerich Co.	113,993	6,386
Jones Lang LaSalle Inc.	36,488	6,372
American Financial Group Inc.	56,510	6,342
Camden Property Trust	75,258	6,335
MarketAxess Holdings Inc.	28,903	6,285
AGNC Investment Corp.	317,834	6,013
* Athene Holding Ltd. Class A	125,461	5,998
* Signature Bank	41,973	5,958
Equity LifeStyle Properties Inc.	64,545	5,665
Kilroy Realty Corp.	78,721	5,586
VEREIT Inc.	791,582	5,509
WP Carey Inc.	88,718	5,500
Lazard Ltd. Class A	104,375	5,486
People's United Financial Inc.	292,404	5,456
Gaming and Leisure Properties Inc.	162,065	5,424
WR Berkley Corp.	73,013	5,308
Invitation Homes Inc.	230,038	5,252
Sun Communities Inc.	57,352	5,240
CIT Group Inc.	101,017	5,202
Apartment Investment & Management Co.	126,727	5,164
PacWest Bancorp	102,258	5,065
Cullen/Frost Bankers Inc.	47,094	4,995
* Black Knight Inc.	105,698	4,978
First American Financial Corp.	84,543	4,961
First Horizon National Corp.	263,208	4,956
Eaton Vance Corp.	88,811	4,944
Commerce Bancshares Inc.	81,755	4,898
Brown & Brown Inc.	192,076	4,886
National Retail Properties Inc.	124,000	4,868
Janus Henderson Group plc	146,773	4,857
New York Community Bancorp Inc.	369,300	4,812
Kimco Realty Corp.	329,286	4,742
Bank of the Ozarks	98,051	4,733

Douglas Emmett Inc.	126,118	4,636
Liberty Property Trust	116,015	4,609
Synovus Financial Corp.	90,533	4,521
RenaissanceRe Holdings Ltd.	32,585	4,513
* Zillow Group Inc.	83,417	4,488
New Residential Investment Corp.	268,415	4,415
* Howard Hughes Corp.	31,652	4,404
^ Omega Healthcare Investors Inc.	161,983	4,380
Old Republic International Corp.	203,323	4,361
DCT Industrial Trust Inc.	77,122	4,345
Healthcare Trust of America Inc. Class A	163,615	4,328
* Western Alliance Bancorp	74,371	4,322
Lamar Advertising Co. Class A	67,618	4,305
American Campus Communities Inc.	110,429	4,265
LPL Financial Holdings Inc.	68,869	4,206
Validus Holdings Ltd.	61,490	4,148
CubeSmart	146,215	4,123
American Homes 4 Rent Class A	204,798	4,112
Starwood Property Trust Inc.	194,479	4,074
Hudson Pacific Properties Inc.	124,328	4,044
Webster Financial Corp.	72,845	4,036
CyrusOne Inc.	78,402	4,015
Hanover Insurance Group Inc.	33,958	4,003
* Brighthouse Financial Inc.	77,277	3,972
Park Hotels & Resorts Inc.	146,263	3,952
Sterling Bancorp	175,108	3,949
Forest City Realty Trust Inc. Class A	194,485	3,940
* MGIC Investment Corp.	302,036	3,926
* GCI Liberty Inc. - Class A	73,876	3,905
* SLM Corp.	348,273	3,904
Prosperity Bancshares Inc.	53,531	3,888
Umpqua Holdings Corp.	180,033	3,855
Wintrust Financial Corp.	44,336	3,815
Assurant Inc.	41,665	3,809
Pinnacle Financial Partners Inc.	59,113	3,795
Brixmor Property Group Inc.	248,527	3,790
Medical Properties Trust Inc.	289,986	3,770
Axis Capital Holdings Ltd.	63,696	3,667
Interactive Brokers Group Inc.	54,162	3,642
* Credit Acceptance Corp.	10,928	3,611
Rayonier Inc.	102,304	3,599
BankUnited Inc.	88,644	3,544
* Texas Capital Bancshares Inc.	39,287	3,532
Highwoods Properties Inc.	80,495	3,527
FNB Corp.	259,651	3,492
Primerica Inc.	36,049	3,482
Popular Inc.	82,599	3,438
Hancock Holding Co.	66,459	3,436
STORE Capital Corp.	138,267	3,432
IBERIABANK Corp.	43,652	3,405
EPR Properties	61,267	3,394
Associated Banc-Corp	136,186	3,384
Radian Group Inc.	175,126	3,334
Assured Guaranty Ltd.	89,537	3,241
Hospitality Properties Trust	125,299	3,175
Life Storage Inc.	37,556	3,137
* Equity Commonwealth	101,340	3,108

Stifel Financial Corp.	51,942	3,077
Bank of Hawaii Corp.	37,006	3,075
Chemical Financial Corp.	55,881	3,056
Realogy Holdings Corp.	110,655	3,019
FirstCash Inc.	36,970	3,004
Senior Housing Properties Trust	191,782	3,003
Apple Hospitality REIT Inc.	169,744	2,982
* Essent Group Ltd.	70,052	2,981
CNO Financial Group Inc.	137,538	2,980
Cathay General Bancorp	73,718	2,947
Valley National Bancorp	236,058	2,941
First Industrial Realty Trust Inc.	99,204	2,900
United Bankshares Inc.	81,611	2,877
Cousins Properties Inc.	329,769	2,862
Investors Bancorp Inc.	209,346	2,855
Navient Corp.	215,323	2,825
Selective Insurance Group Inc.	46,409	2,817
JBG SMITH Properties	83,512	2,815
Home BancShares Inc.	122,782	2,801
Healthcare Realty Trust Inc.	100,816	2,794
UMB Financial Corp.	38,508	2,788
Weingarten Realty Investors	98,246	2,759
Gramercy Property Trust	126,480	2,748
CoreSite Realty Corp.	27,397	2,747
TCF Financial Corp.	120,390	2,746
Spirit Realty Capital Inc.	353,029	2,740
RLJ Lodging Trust	139,801	2,718
Legg Mason Inc.	66,570	2,706
BGC Partners Inc. Class A	200,965	2,703
Sunstone Hotel Investors Inc.	177,254	2,698
BancorpSouth Bank	84,472	2,686
Colony NorthStar Inc. Class A	475,344	2,671
Ryman Hospitality Properties Inc.	34,356	2,661
Taubman Centers Inc.	46,468	2,644
LaSalle Hotel Properties	90,872	2,636
Glacier Bancorp Inc.	67,001	2,572
Sabra Health Care REIT Inc.	145,216	2,563
Columbia Banking System Inc.	61,035	2,560
* HealthEquity Inc.	42,171	2,553
* Zillow Group Inc. Class A	47,165	2,547
Blackstone Mortgage Trust Inc. Class A	80,228	2,521
MB Financial Inc.	61,991	2,509
PotlatchDeltic Corp.	48,029	2,500
* Green Dot Corp. Class A	38,933	2,498
Chimera Investment Corp.	142,601	2,483
MFA Financial Inc.	329,040	2,478
^ First Financial Bankshares Inc.	53,418	2,473
Erie Indemnity Co. Class A	20,930	2,462
Federated Investors Inc. Class B	73,241	2,446
Washington Federal Inc.	70,335	2,434
South State Corp.	28,492	2,430
Fulton Financial Corp.	136,006	2,414
White Mountains Insurance Group Ltd.	2,805	2,307
Paramount Group Inc.	159,396	2,270
Physicians Realty Trust	144,200	2,245
National Health Investors Inc.	33,352	2,244
Two Harbors Investment Corp.	144,562	2,222

	Aspen Insurance Holdings Ltd.	49,428	2,217
	Corporate Office Properties Trust	85,277	2,203
^	Uniti Group Inc.	135,499	2,202
	Brandywine Realty Trust	137,447	2,183
	Evercore Inc. Class A	24,713	2,155
	ProAssurance Corp.	44,332	2,152
	RLI Corp.	33,707	2,137
	Piedmont Office Realty Trust Inc. Class A	119,361	2,100
*	Blackhawk Network Holdings Inc.	46,861	2,095
	EastGroup Properties Inc.	25,221	2,085
	Outfront Media Inc.	110,875	2,078
	Community Bank System Inc.	38,453	2,060
	Columbia Property Trust Inc.	100,401	2,054
	Empire State Realty Trust Inc.	122,247	2,053
	GEO Group Inc.	100,140	2,050
	CVB Financial Corp.	90,289	2,044
	First Citizens BancShares Inc. Class A	4,931	2,038
	American Equity Investment Life Holding Co.	69,016	2,026
	Retail Properties of America Inc.	172,841	2,015
	Education Realty Trust Inc.	61,479	2,013
	STAG Industrial Inc.	83,670	2,001
*	FCB Financial Holdings Inc. Class A	38,707	1,978
	First Midwest Bancorp Inc.	80,210	1,972
	PS Business Parks Inc.	17,447	1,972
	Pebblebrook Hotel Trust	56,938	1,956
	International Bancshares Corp.	50,168	1,952
	Union Bankshares Corp.	52,644	1,933
*,^	LendingTree Inc.	5,780	1,897
	CoreCivic Inc.	96,787	1,889
	Old National Bancorp	111,577	1,886
	BOK Financial Corp.	19,040	1,885
	Great Western Bancorp Inc.	46,312	1,865
*,^	BofI Holding Inc.	45,846	1,858
	Hope Bancorp Inc.	100,429	1,827
	Simmons First National Corp. Class A	64,152	1,825
*	OneMain Holdings Inc.	60,446	1,810
	Towne Bank	63,189	1,807
	Financial Engines Inc.	51,450	1,801
*	Enstar Group Ltd.	8,530	1,793
	Rexford Industrial Realty Inc.	62,074	1,787
	Kennedy-Wilson Holdings Inc.	102,663	1,786
	United Community Banks Inc.	56,250	1,780
	Trustmark Corp.	56,601	1,764
	Xenia Hotels & Resorts Inc.	89,279	1,761
	Kemper Corp.	30,863	1,759
	Apollo Commercial Real Estate Finance Inc.	97,048	1,745
	Urban Edge Properties	80,648	1,722
	Tanger Factory Outlet Centers Inc.	77,358	1,702
	DDR Corp.	231,293	1,695
	DiamondRock Hospitality Co.	159,910	1,669
	Retail Opportunity Investments Corp.	93,592	1,654
	Acadia Realty Trust	67,217	1,654
	Moelis & Co. Class A	32,160	1,635
	Independent Bank Corp.	22,731	1,626
	Washington REIT	58,939	1,609
	Banner Corp.	28,694	1,592
*	HRG Group Inc.	95,967	1,583

Ameris Bancorp	29,122	1,541
* Eagle Bancorp Inc.	25,457	1,524
HFF Inc. Class A	30,535	1,518
Argo Group International Holdings Ltd.	26,392	1,515
Renasant Corp.	35,017	1,490
Santander Consumer USA Holdings Inc.	91,258	1,488
* Quality Care Properties Inc.	76,106	1,479
Terreno Realty Corp.	42,603	1,470
LegacyTexas Financial Group Inc.	34,261	1,467
Hilltop Holdings Inc.	62,227	1,460
First Merchants Corp.	34,926	1,456
Invesco Mortgage Capital Inc.	88,826	1,455
WesBanco Inc.	33,443	1,415
ServisFirst Bancshares Inc.	34,558	1,411
First Financial Bancorp	47,623	1,398
* PRA Group Inc.	36,640	1,392
Chesapeake Lodging Trust	49,633	1,380
LTC Properties Inc.	36,229	1,377
Horace Mann Educators Corp.	31,970	1,367
Walker & Dunlop Inc.	22,991	1,366
* Pacific Premier Bancorp Inc.	33,460	1,345
Lexington Realty Trust	170,431	1,341
NBT Bancorp Inc.	37,420	1,328
Westamerica Bancorporation	22,807	1,325
Four Corners Property Trust Inc.	57,218	1,321
Waddell & Reed Financial Inc. Class A	64,635	1,306
Virtu Financial Inc. Class A	39,170	1,293
Northwest Bancshares Inc.	77,735	1,287
Capitol Federal Financial Inc.	103,770	1,282
CenterState Bank Corp.	48,243	1,280
Alexander & Baldwin Inc.	54,385	1,258
Navigators Group Inc.	21,614	1,246
First Commonwealth Financial Corp.	87,842	1,241
Artisan Partners Asset Management Inc. Class A	37,257	1,241
* FGL Holdings	121,400	1,232
QTS Realty Trust Inc. Class A	33,812	1,225
First Hawaiian Inc.	42,914	1,194
WSFS Financial Corp.	24,835	1,190
Park National Corp.	11,384	1,181
VICI Properties Inc.	64,313	1,178
Provident Financial Services Inc.	45,666	1,169
* Genworth Financial Inc. Class A	406,111	1,149
Boston Private Financial Holdings Inc.	76,152	1,146
Agree Realty Corp.	23,856	1,146
Summit Hotel Properties Inc.	82,782	1,127
National General Holdings Corp.	45,337	1,102
Houlihan Lokey Inc. Class A	24,645	1,099
Kite Realty Group Trust	71,801	1,094
Mack-Cali Realty Corp.	65,082	1,088
Redwood Trust Inc.	69,189	1,070
First Bancorp	30,001	1,070
Lakeland Financial Corp.	23,038	1,065
* LendingClub Corp.	303,344	1,062
Government Properties Income Trust	77,294	1,056
Berkshire Hills Bancorp Inc.	27,719	1,052
S&T Bancorp Inc.	26,318	1,051
State Bank Financial Corp.	35,025	1,051

American Assets Trust Inc.	31,375	1,048
Enterprise Financial Services Corp.	22,318	1,047
AmTrust Financial Services Inc.	84,266	1,037
Mercury General Corp.	22,337	1,025
Heartland Financial USA Inc.	19,169	1,017
Brookline Bancorp Inc.	62,590	1,014
National Storage Affiliates Trust	40,263	1,010
Washington Prime Group Inc.	150,999	1,007
Heritage Financial Corp.	32,816	1,004
Central Pacific Financial Corp.	34,979	996
* Cannae Holdings Inc.	52,566	991
First Busey Corp.	33,258	988
Safety Insurance Group Inc.	12,713	977
American National Insurance Co.	8,350	977
* Third Point Reinsurance Ltd.	69,688	972
* First BanCorp	161,103	970
City Holding Co.	13,873	951
NRG Yield Inc.	55,524	944
Employers Holdings Inc.	23,166	937
Piper Jaffray Cos.	11,260	935
Infinity Property & Casualty Corp.	7,885	934
First Interstate BancSystem Inc. Class A	23,530	931
Sandy Spring Bancorp Inc.	23,981	930
CoBiz Financial Inc.	47,015	921
Monmouth Real Estate Investment Corp.	61,226	921
Ladder Capital Corp. Class A	60,497	912
Global Net Lease Inc.	53,846	909
CareTrust REIT Inc.	67,650	907
Tompkins Financial Corp.	11,923	903
Independent Bank Group Inc.	12,774	903
Select Income REIT	45,737	891
Kinsale Capital Group Inc.	17,250	885
CYS Investments Inc.	130,434	877
National Bank Holdings Corp. Class A	26,183	871
Meridian Bancorp Inc.	43,088	868
* Encore Capital Group Inc.	19,159	866
RE/MAX Holdings Inc. Class A	14,222	860
* Seacoast Banking Corp. of Florida	32,418	858
WisdomTree Investments Inc.	93,383	856
Universal Insurance Holdings Inc.	26,161	835
AMERISAFE Inc.	15,036	831
Arrow Financial Corp.	24,459	830
ARMOUR Residential REIT Inc.	34,937	813
TFS Financial Corp.	55,349	813
* NMI Holdings Inc. Class A	49,000	811
United Fire Group Inc.	16,918	810
Meta Financial Group Inc.	7,376	805
Easterly Government Properties Inc.	38,589	787
PennyMac Mortgage Investment Trust	43,535	785
BancFirst Corp.	14,474	769
MainSource Financial Group Inc.	18,846	766
Kearny Financial Corp.	58,847	765
Beneficial Bancorp Inc.	49,118	764
Stewart Information Services Corp.	17,340	762
Ramco-Gershenson Properties Trust	60,970	754
OceanFirst Financial Corp.	28,019	750
Southside Bancshares Inc.	21,552	749

	TPG RE Finance Trust Inc.	37,357	743
	MTGE Investment Corp.	41,410	741
	Banc of California Inc.	38,245	738
	United Financial Bancorp Inc.	45,505	737
	Franklin Street Properties Corp.	87,651	737
	Seritage Growth Properties Class A	20,617	733
	James River Group Holdings Ltd.	20,658	733
	Hannon Armstrong Sustainable Infrastructure Capital Inc.	37,403	729
	Hanmi Financial Corp.	23,558	724
	Cohen & Steers Inc.	17,780	723
*	Flagstar Bancorp Inc.	20,300	719
*	Customers Bancorp Inc.	24,581	717
*	Redfin Corp.	31,155	711
*	National Commerce Corp.	16,000	697
*	Triumph Bancorp Inc.	16,730	689
	Preferred Bank	10,676	685
*,^	MBIA Inc.	73,617	682
	Tier REIT Inc.	36,875	681
	1st Source Corp.	13,296	673
*	St. Joe Co.	35,490	669
	TriCo Bancshares	17,554	653
	Alexander's Inc.	1,706	650
	ConnectOne Bancorp Inc.	22,576	650
	Guaranty Bancorp	22,815	647
	Lakeland Bancorp Inc.	32,432	644
*	First Foundation Inc.	34,700	643
	Cadence BanCorp Class A	23,538	641
	Virtus Investment Partners Inc.	5,157	638
	Flushing Financial Corp.	23,366	630
	PJT Partners Inc.	12,536	628
	Chatham Lodging Trust	32,750	627
	Americold Realty Trust	32,686	624
	Community Trust Bancorp Inc.	13,692	619
*	INTL. FCStone Inc.	14,401	615
	National Western Life Group Inc. Class A	2,004	611
	Carolina Financial Corp.	15,500	609
	Independence Realty Trust Inc.	65,827	604
	Bryn Mawr Bank Corp.	13,625	599
	Nelnet Inc. Class A	11,285	591
	CBL & Associates Properties Inc.	140,561	586
	Horizon Bancorp	19,456	584
	New Senior Investment Group Inc.	71,293	583
*	iStar Inc.	57,200	582
	Universal Health Realty Income Trust	9,637	579
3	Federal Agricultural Mortgage Corp.	6,611	575
	InfraREIT Inc.	29,596	575
	Pennsylvania REIT	59,466	574
	Independent Bank Corp.	24,776	567
	Getty Realty Corp.	22,457	566
	Granite Point Mortgage Trust Inc.	34,192	566
	Capstead Mortgage Corp.	65,173	564
	Investors Real Estate Trust	106,895	555
*	HomeStreet Inc.	19,348	554
	Dime Community Bancshares Inc.	30,008	552
	First of Long Island Corp.	19,754	542
*	Ambac Financial Group Inc.	34,352	539
	Live Oak Bancshares Inc.	19,100	531

	New York Mortgage Trust Inc.	89,300	530
	Univest Corp. of Pennsylvania	19,074	528
*	Enova International Inc.	23,871	526
	TrustCo Bank Corp. NY	61,789	522
	Ashford Hospitality Trust Inc.	80,755	522
	Investment Technology Group Inc.	26,214	517
	Washington Trust Bancorp Inc.	9,560	514
	BankFinancial Corp.	30,067	511
*	Equity Bancshares Inc. Class A	12,820	502
	Access National Corp.	17,573	501
	FBL Financial Group Inc. Class A	7,099	492
*	Bancorp Inc.	45,422	491
	Oritani Financial Corp.	31,918	490
	Diamond Hill Investment Group Inc.	2,369	489
	Front Yard Residential Corp.	48,682	489
	German American Bancorp Inc.	14,598	487
*	EZCORP Inc. Class A	36,738	485
	CatchMark Timber Trust Inc. Class A	38,845	484
	Hersha Hospitality Trust Class A	26,848	481
	Anworth Mortgage Asset Corp.	98,907	475
	Saul Centers Inc.	9,308	474
	AG Mortgage Investment Trust Inc.	27,199	472
	Stock Yards Bancorp Inc.	13,445	472
*	Marcus & Millichap Inc.	12,950	467
	Camden National Corp.	10,417	464
	Northfield Bancorp Inc.	29,510	461
	Urstadt Biddle Properties Inc. Class A	23,658	457
	Gladstone Commercial Corp.	26,152	453
	Fidelity Southern Corp.	19,619	453
*	Veritex Holdings Inc.	16,129	446
	Community Healthcare Trust Inc.	17,317	446
	BBX Capital Corp. Class A	48,296	445
	Preferred Apartment Communities Inc. Class A	31,210	443
	EMC Insurance Group Inc.	16,082	436
*,^	Willscot Corp.	31,779	434
	UMH Properties Inc.	32,240	432
*	Nationstar Mortgage Holdings Inc.	24,010	431
	Territorial Bancorp Inc.	14,500	430
	Great Southern Bancorp Inc.	8,604	430
*	Green Bancorp Inc.	19,200	427
	Opus Bank	15,057	422
	Blue Hills Bancorp Inc.	20,100	419
	Colony Northstar Credit Real Estate Inc. Class A	22,015	417
	Western Asset Mortgage Capital Corp.	42,800	415
	Armada Hoffler Properties Inc.	29,959	410
	KKR Real Estate Finance Trust Inc.	20,439	410
	Heritage Commerce Corp.	24,661	406
	Old Second Bancorp Inc.	28,950	402
	Bridge Bancorp Inc.	11,951	401
	NRG Yield Inc. Class A	24,330	400
	Mercantile Bank Corp.	12,019	400
	QCR Holdings Inc.	8,851	397
*	FB Financial Corp.	9,698	394
	OFG Bancorp	37,200	389
	Ares Commercial Real Estate Corp.	31,395	388
	First Defiance Financial Corp.	6,712	385
*	Byline Bancorp Inc.	16,712	383

Southern National Bancorp of Virginia Inc.	24,097	382
* PennyMac Financial Services Inc. Class A	16,850	382
Peoples Bancorp Inc.	10,757	381
Peapack Gladstone Financial Corp.	11,371	380
Maiden Holdings Ltd.	58,137	378
NexPoint Residential Trust Inc.	15,066	374
First Connecticut Bancorp Inc.	14,569	373
* Greenlight Capital Re Ltd. Class A	23,027	370
Cambridge Bancorp	4,200	366
* World Acceptance Corp.	3,430	361
Dynex Capital Inc.	54,405	361
Republic Bancorp Inc. Class A	9,337	358
* Republic First Bancorp Inc.	40,959	356
Cedar Realty Trust Inc.	89,229	352
United Community Financial Corp.	35,056	346
Arbor Realty Trust Inc.	39,133	345
MVB Financial Corp.	17,400	344
State Auto Financial Corp.	11,941	341
First Community Bancshares Inc.	11,400	340
* Franklin Financial Network Inc.	10,402	339
* Ocwen Financial Corp.	82,070	338
* Allegiance Bancshares Inc.	8,582	336
* Nicolet Bankshares Inc.	6,101	336
Ladenburg Thalmann Financial Services Inc.	102,733	336
ACNB Corp.	11,437	335
* Regional Management Corp.	10,486	334
RMR Group Inc. Class A	4,772	334
People's Utah Bancorp	10,200	329
* TriState Capital Holdings Inc.	13,857	322
Midland States Bancorp Inc.	10,196	322
* Entegra Financial Corp.	11,093	322
City Office REIT Inc.	27,188	314
CorEnergy Infrastructure Trust Inc.	8,205	308
* HomeTrust Bancshares Inc.	11,780	307
* Tejon Ranch Co.	13,227	306
* Cowen Inc. Class A	23,140	305
Hamilton Lane Inc. Class A	8,173	304
* First Northwest Bancorp	17,992	304
Westwood Holdings Group Inc.	5,375	304
CNB Financial Corp.	10,292	299
United Insurance Holdings Corp.	15,467	296
* Atlantic Capital Bancshares Inc.	16,236	294
HCI Group Inc.	7,700	294
Sussex Bancorp	9,640	293
* FRP Holdings Inc.	5,200	291
Merchants Bancorp	13,358	287
Waterstone Financial Inc.	16,594	287
Greenhill & Co. Inc.	15,492	287
Jernigan Capital Inc.	15,821	286
* Industrial Logistics Properties Trust	14,027	285
Heritage Insurance Holdings Inc.	18,794	285
* PCSB Financial Corp.	13,317	279
First Financial Corp.	6,706	279
Arlington Asset Investment Corp. Class A	25,212	278
Financial Institutions Inc.	9,379	278
MidWestOne Financial Group Inc.	8,214	273
* WMIH Corp.	190,248	270

*	Health Insurance Innovations Inc. Class A	9,300	269
	Whitestone REIT	25,845	269
	Enterprise Bancorp Inc.	7,609	269
	Prudential Bancorp Inc.	14,718	267
	Bank of Marin Bancorp	3,852	266
	Bar Harbor Bankshares	9,478	263
	Farmers National Banc Corp.	18,311	254
	Farmers & Merchants Bancorp Inc.	6,274	253
	FS Bancorp Inc.	4,692	251
*	On Deck Capital Inc.	43,379	242
	First Internet Bancorp	6,535	242
	One Liberty Properties Inc.	10,728	237
	MedEquities Realty Trust Inc.	22,493	236
	West Bancorporation Inc.	9,152	234
*,^	Citizens Inc. Class A	31,923	234
*	Newmark Group Inc. Class A	15,292	232
	Sierra Bancorp	8,614	229
	Orchid Island Capital Inc.	31,094	229
*	AV Homes Inc.	12,328	229
	Ashford Hospitality Prime Inc.	23,186	225
	PICO Holdings Inc.	19,680	225
*	Stratus Properties Inc.	7,450	225
*	NI Holdings Inc.	13,238	221
^	Farmland Partners Inc.	25,906	216
	LCNB Corp.	11,324	215
*	Southern First Bancshares Inc.	4,828	215
	Marlin Business Services Corp.	7,477	212
*	MoneyGram International Inc.	24,360	210
*	New York REIT Inc.	9,739	209
	First Bancorp Inc.	7,436	208
*	Altisource Portfolio Solutions SA	7,676	204
	Guaranty Bancshares Inc.	6,100	203
	Home Bancorp Inc.	4,695	203
	Charter Financial Corp.	9,767	199
	Civista Bancshares Inc.	8,700	199
	RBB Bancorp	7,448	196
*	eHealth Inc.	13,649	195
	First Bancshares Inc.	6,000	194
	Citizens & Northern Corp.	8,329	192
	FNB Bancorp	5,215	192
	Peoples Financial Services Corp.	4,169	190
	Old Line Bancshares Inc.	5,764	190
	Clipper Realty Inc.	22,378	190
*	Bay Bancorp Inc.	14,068	189
	SI Financial Group Inc.	12,894	186
	Codorus Valley Bancorp Inc.	6,523	183
	Bank of Commerce Holdings	15,700	183
	Consolidated-Tomoka Land Co.	2,900	182
	Hingham Institution for Savings	884	182
	Global Indemnity Ltd.	5,212	180
	Bluerock Residential Growth REIT Inc. Class A	21,010	179
*	Coastway Bancorp Inc.	6,522	178
	National Bankshares Inc.	3,918	177
	Investors Title Co.	878	176
	American National Bankshares Inc.	4,639	174
	First Mid-Illinois Bancshares Inc.	4,773	174
	First Bank	11,903	171

*	Atlantic Coast Financial Corp.	16,592	171
	Sutherland Asset Management Corp.	11,260	171
	Century Bancorp Inc. Class A	2,107	167
	Orrstown Financial Services Inc.	6,920	167
	Ames National Corp.	6,054	166
*	HarborOne Bancorp Inc.	9,300	164
	ESSA Bancorp Inc.	11,162	164
	Great Ajax Corp.	12,039	163
*	Pacific Mercantile Bancorp	16,913	162
	GAIN Capital Holdings Inc.	23,880	161
*	Safeguard Scientifics Inc.	13,104	161
	Capital City Bank Group Inc.	6,408	159
	MBT Financial Corp.	14,741	158
	BCB Bancorp Inc.	10,100	158
	Summit Financial Group Inc.	6,281	157
	Oppenheimer Holdings Inc. Class A	6,100	157
	Resource Capital Corp.	16,434	156
^	Innovative Industrial Properties Inc.	5,735	153
	Farmers Capital Bank Corp.	3,808	152
	Pzena Investment Management Inc. Class A	13,626	152
	Northrim BanCorp Inc.	4,388	152
*	BSB Bancorp Inc.	4,902	150
	Sotherly Hotels Inc.	21,370	148
	Western New England Bancorp Inc.	13,768	147
*,^	Longfin Corp.	8,323	144
*	Sterling Bancorp Inc.	10,590	143
	Macatawa Bank Corp.	13,835	142
	Riverview Bancorp Inc.	15,015	140
	Federated National Holding Co.	8,550	135
	Central Valley Community Bancorp	6,717	131
	First Financial Northwest Inc.	7,735	130
	MutualFirst Financial Inc.	3,568	129
	Southern Missouri Bancorp Inc.	3,408	125
	Chemung Financial Corp.	2,585	120
*	Forestar Group Inc.	5,639	119
	Premier Financial Bancorp Inc.	6,402	119
	County Bancorp Inc.	3,986	116
	United Community Bancorp	4,600	116
	MidSouth Bancorp Inc.	9,161	116
	Cherry Hill Mortgage Investment Corp.	6,580	115
	Community Financial Corp.	3,100	115
*	SmartFinancial Inc.	4,881	115
	Reliant Bancorp Inc.	4,900	112
	Reis Inc.	5,175	111
	First Business Financial Services Inc.	4,375	110
*	Hallmark Financial Services Inc.	12,230	109
	DNB Financial Corp.	3,057	109
	Clifton Bancorp Inc.	6,917	108
	Shore Bancshares Inc.	5,721	108
	Penns Woods Bancorp Inc.	2,515	106
*	Howard Bancorp Inc.	5,371	106
	First Savings Financial Group Inc.	1,513	106
	Baldwin & Lyons Inc.	4,773	105
	First Guaranty Bancshares Inc.	4,010	104
	AmeriServ Financial Inc.	25,974	104
*	Maui Land & Pineapple Co. Inc.	8,699	101
	Associated Capital Group Inc. Class A	2,701	101

	Global Medical REIT Inc.	14,476	101
	Evans Bancorp Inc.	2,217	100
*	Community Bankers Trust Corp.	11,000	99
*	Atlas Financial Holdings Inc.	9,560	99
*	Capstar Financial Holdings Inc.	5,200	98
	Timberland Bancorp Inc.	3,183	97
	Investar Holding Corp.	3,717	96
3	Federal Agricultural Mortgage Corp. Class A	1,200	96
	Kingstone Cos. Inc.	5,553	93
*	Esquire Financial Holdings Inc.	3,700	90
*	Trinity Place Holdings Inc.	13,754	89
	Provident Financial Holdings Inc.	4,937	89
	Donegal Group Inc. Class A	5,642	89
	Union Bankshares Inc.	1,708	87
	C&F Financial Corp.	1,595	84
	First US Bancshares Inc.	7,300	84
	Bankwell Financial Group Inc.	2,584	83
	SB Financial Group Inc.	4,445	82
	Bluegreen Vacations Corp.	3,855	82
*	Elevate Credit Inc.	11,152	79
	Tiptree Inc.	12,203	77
*	Tremont Mortgage Trust	5,900	77
*	Select Bancorp Inc.	5,656	76
	Bear State Financial Inc.	7,254	74
	1st Constitution Bancorp	3,305	71
*	Transcontinental Realty Investors Inc.	1,743	71
	Northeast Bancorp	3,351	69
	Safety Income & Growth Inc.	4,256	68
*	Ashford Inc.	669	64
	Independence Holding Co.	1,780	63
	Owens Realty Mortgage Inc.	4,339	63
*	Bank of Princeton	1,786	62
	Griffin Industrial Realty Inc.	1,544	58
*	Victory Capital Holdings Inc. Class A	4,550	56
	Unity Bancorp Inc.	2,500	55
	Peoples Bancorp of North Carolina Inc.	1,697	52
*	Aspen Group Inc.	7,360	52
*	Malvern Bancorp Inc.	1,969	51
	American River Bankshares	3,207	50
*	Provident Bancorp Inc.	1,863	49
	Ellington Residential Mortgage REIT	4,504	49
	Norwood Financial Corp.	1,620	49
	Luther Burbank Corp.	4,004	48
*	Metropolitan Bank Holding Corp.	1,116	47
*,^	Riot Blockchain Inc.	7,040	47
*	Consumer Portfolio Services Inc.	12,245	46
	Parke Bancorp Inc.	2,170	45
	Hennessy Advisors Inc.	2,250	43
*,^,2 Tobira Therapeutics CVR Exp. 12/31/28		9,469	43
	Middlefield Banc Corp.	835	41
	GAMCO Investors Inc. Class A	1,565	39
	Gladstone Land Corp.	3,111	38
*	Altisource Asset Management Corp.	600	37
*	Liberty Broadband Corp. Class A	431	37
	Silvercrest Asset Management Group Inc. Class A	2,328	35
	CB Financial Services Inc.	1,070	33
	Plumas Bancorp	1,247	31

	Two River Bancorp	1,696	31
*,^	ITUS Corp.	7,421	29
*	Performant Financial Corp.	8,456	25
*	Jason Industries Inc.	7,747	24
	Greene County Bancorp Inc.	608	22
	Severn Bancorp Inc.	2,913	21
*	Curo Group Holdings Corp.	1,225	21
*	PDL Community Bancorp	1,403	21
	BRT Apartments Corp.	1,725	20
	First Community Corp.	858	20
	Blue Capital Reinsurance Holdings Ltd.	1,534	19
	United Security Bancshares	1,712	18
	Manning & Napier Inc.	5,236	18
	Eagle Bancorp Montana Inc.	860	18
	PB Bancorp Inc.	1,683	18
	Citizens First Corp.	700	17
	Old Point Financial Corp.	555	15
*	DPW Holdings Inc.	18,265	15
*	1347 Property Insurance Holdings Inc.	1,800	13
	Sachem Capital Corp.	3,625	13
*	Bridgewater Bancshares Inc.	905	12
	Mackinac Financial Corp.	714	12
	HV Bancorp Inc.	639	10
*,^	CPI Card Group Inc.	3,092	9
^	US Global Investors Inc. Class A	3,617	9
*	IZEA Inc.	2,433	9
	Wheeler REIT Inc.	2,485	9
	Five Oaks Investment Corp.	3,010	9
*	First Acceptance Corp.	8,936	8
	WVS Financial Corp.	400	6
*	Security National Financial Corp. Class A	1,063	5
*	Porter Bancorp Inc.	380	5
*	Intersections Inc.	2,900	5
*	Community First Bancshares Inc.	411	5
*	ZAIS Group Holdings Inc.	1,100	4
	Summit State Bank	290	4
	Oxbridge Re Holdings Ltd.	1,635	4
	Sound Financial Bancorp Inc.	97	4
	Medley Management Inc. Class A	518	3
	Bank of South Carolina Corp.	124	3
	Jacksonville Bancorp Inc.	66	2
	Citizens Community Bancorp Inc.	157	2
	Ottawa Bancorp Inc.	140	2
*	Impac Mortgage Holdings Inc.	200	2
	Asta Funding Inc.	419	2
	Bank of the James Financial Group Inc.	100	2
*	First United Corp.	66	1
*,2	Ambit Biosciences Corp. CVR	1,900	1
*	Anchor Bancorp Inc.	44	1
*	Conifer Holdings Inc.	100	1
*	Central Federal Corp.	200	—
*	Naked Brand Group Inc.	215	—
			4,495,105
Health Care (7.4%)
	Johnson & Johnson	2,166,708	277,664
	Pfizer Inc.	4,808,031	170,637
	UnitedHealth Group Inc.	781,543	167,250

AbbVie Inc.	1,282,407	121,380
Merck & Co. Inc.	2,200,601	119,867
Amgen Inc.	539,902	92,042
Medtronic plc	1,094,760	87,822
Abbott Laboratories	1,410,100	84,493
Bristol-Myers Squibb Co.	1,318,827	83,416
Gilead Sciences Inc.	1,056,011	79,613
Thermo Fisher Scientific Inc.	323,808	66,853
Eli Lilly & Co.	796,831	61,651
* Celgene Corp.	607,644	54,208
Allergan plc	281,387	47,355
* Biogen Inc.	170,709	46,744
Becton Dickinson and Co.	214,908	46,571
Anthem Inc.	206,496	45,367
Aetna Inc.	263,731	44,571
Stryker Corp.	242,151	38,967
* Intuitive Surgical Inc.	90,593	37,400
* Vertex Pharmaceuticals Inc.	204,790	33,377
Cigna Corp.	197,053	33,054
Zoetis Inc.	391,557	32,699
* Express Scripts Holding Co.	457,951	31,635
* Boston Scientific Corp.	1,109,431	30,310
Humana Inc.	111,119	29,872
* Illumina Inc.	118,510	28,018
Baxter International Inc.	418,061	27,191
* Edwards Lifesciences Corp.	169,602	23,663
* Regeneron Pharmaceuticals Inc.	64,147	22,090
HCA Healthcare Inc.	226,386	21,959
* Alexion Pharmaceuticals Inc.	170,217	18,972
Zimmer Biomet Holdings Inc.	163,765	17,857
* Mylan NV	410,264	16,891
* Align Technology Inc.	61,529	15,452
* Centene Corp.	132,768	14,189
* Nektar Therapeutics Class A	129,549	13,766
* IDEXX Laboratories Inc.	70,402	13,474
* Laboratory Corp. of America Holdings	82,106	13,281
* IQVIA Holdings Inc.	126,386	12,400
* Waters Corp.	61,049	12,127
* Incyte Corp.	145,113	12,092
* BioMarin Pharmaceutical Inc.	141,649	11,483
ResMed Inc.	115,017	11,326
Quest Diagnostics Inc.	110,061	11,039
* ABIOMED Inc.	33,945	9,878
Teleflex Inc.	37,555	9,576
Dentsply Sirona Inc.	185,534	9,334
Cooper Cos. Inc.	39,554	9,050
* Varian Medical Systems Inc.	73,694	9,039
* Alnylam Pharmaceuticals Inc.	72,278	8,608
Perrigo Co. plc	102,387	8,533
* Hologic Inc.	223,160	8,337
* Henry Schein Inc.	123,965	8,332
Universal Health Services Inc. Class B	67,367	7,977
* DaVita Inc.	110,559	7,290
* Alkermes plc	125,379	7,267
* WellCare Health Plans Inc.	35,926	6,956
* Jazz Pharmaceuticals plc	45,947	6,938
* Bluebird Bio Inc.	40,525	6,920

	STERIS plc	67,903	6,339
*	Neurocrine Biosciences Inc.	71,619	5,939
*	Sage Therapeutics Inc.	35,026	5,642
	West Pharmaceutical Services Inc.	59,958	5,294
*	Exelixis Inc.	238,471	5,282
*	DexCom Inc.	70,353	5,217
	Hill-Rom Holdings Inc.	53,093	4,619
	Bio-Techne Corp.	30,451	4,599
*	Catalent Inc.	108,207	4,443
*	Ionis Pharmaceuticals Inc.	100,529	4,431
*	Seattle Genetics Inc.	83,406	4,365
	Encompass Health Corp.	75,259	4,303
*	Bio-Rad Laboratories Inc. Class A	16,904	4,227
*	MEDNAX Inc.	75,757	4,214
*	Insulet Corp.	47,043	4,078
*	Charles River Laboratories International Inc.	38,175	4,075
*	Exact Sciences Corp.	96,797	3,904
*	Envision Healthcare Corp.	98,199	3,774
*	United Therapeutics Corp.	33,302	3,742
*	Sarepta Therapeutics Inc.	50,079	3,710
*	Molina Healthcare Inc.	43,665	3,545
*	PRA Health Sciences Inc.	41,029	3,404
*	Agios Pharmaceuticals Inc.	40,279	3,294
*	Masimo Corp.	37,257	3,277
	Cantel Medical Corp.	28,951	3,225
*	Haemonetics Corp.	42,897	3,138
*	ICU Medical Inc.	12,071	3,047
*	Blueprint Medicines Corp.	31,505	2,889
*	FibroGen Inc.	61,605	2,846
*	Penumbra Inc.	24,556	2,840
*	Integra LifeSciences Holdings Corp.	51,227	2,835
*	Array BioPharma Inc.	172,521	2,816
*	Globus Medical Inc.	55,014	2,741
*	Avexis Inc.	21,869	2,703
*	Neogen Corp.	40,266	2,697
*	Acadia Healthcare Co. Inc.	67,233	2,634
*	Ligand Pharmaceuticals Inc.	15,828	2,614
	Healthcare Services Group Inc.	57,025	2,479
	Bruker Corp.	81,884	2,450
*	Loxo Oncology Inc.	20,067	2,315
*	Syneos Health Inc.	63,720	2,262
*	Amicus Therapeutics Inc.	149,950	2,255
*	NuVasive Inc.	41,062	2,144
*	Magellan Health Inc.	19,141	2,050
*	Clovis Oncology Inc.	38,413	2,028
*,^	Tenet Healthcare Corp.	82,473	2,000
*	Halozyme Therapeutics Inc.	98,918	1,938
*	Horizon Pharma plc	135,923	1,930
*	Emergent BioSolutions Inc.	36,188	1,905
*	Ultragenyx Pharmaceutical Inc.	37,163	1,895
*	Supernus Pharmaceuticals Inc.	40,674	1,863
*	ACADIA Pharmaceuticals Inc.	80,978	1,820
*	TESARO Inc.	31,398	1,794
*	Global Blood Therapeutics Inc.	36,965	1,785
*	Medicines Co.	54,121	1,783
*	Merit Medical Systems Inc.	39,276	1,781
*	Nevro Corp.	20,376	1,766

*,^	Teladoc Inc.	43,373	1,748
*	Puma Biotechnology Inc.	25,679	1,747
*	Portola Pharmaceuticals Inc.	53,000	1,731
*	Halyard Health Inc.	37,063	1,708
*	Spark Therapeutics Inc.	25,493	1,698
*	Inogen Inc.	13,735	1,687
*	Ironwood Pharmaceuticals Inc. Class A	108,933	1,681
*	Wright Medical Group NV	84,517	1,677
*	Myriad Genetics Inc.	55,482	1,639
*	Aerie Pharmaceuticals Inc.	30,142	1,635
*,^	Immunomedics Inc.	106,092	1,550
*	LifePoint Health Inc.	32,453	1,525
*	Arena Pharmaceuticals Inc.	38,440	1,518
*	Prestige Brands Holdings Inc.	44,686	1,507
	Patterson Cos. Inc.	66,095	1,469
*	Select Medical Holdings Corp.	84,495	1,458
*	Esperion Therapeutics Inc.	19,955	1,443
*	Insmed Inc.	63,257	1,425
*	Heron Therapeutics Inc.	51,337	1,417
*	Amedisys Inc.	23,114	1,395
*	Akorn Inc.	72,743	1,361
*	NxStage Medical Inc.	54,072	1,344
*	Corcept Therapeutics Inc.	80,993	1,332
*	Sangamo Therapeutics Inc.	69,215	1,315
*	Omnicell Inc.	30,088	1,306
	CONMED Corp.	19,769	1,252
*	Tivity Health Inc.	31,321	1,242
*	Acceleron Pharma Inc.	31,248	1,222
*	Quidel Corp.	23,312	1,208
	Abaxis Inc.	17,043	1,204
*	HMS Holdings Corp.	71,259	1,200
*	AnaptysBio Inc.	11,409	1,187
*	Impax Laboratories Inc.	61,020	1,187
*	Novocure Ltd.	54,425	1,186
*	Radius Health Inc.	32,422	1,165
*	Spectrum Pharmaceuticals Inc.	71,254	1,146
*	MyoKardia Inc.	23,488	1,146
*	Mallinckrodt plc	78,400	1,135
*	ImmunoGen Inc.	107,810	1,134
*	Repligen Corp.	30,797	1,114
*	Xencor Inc.	37,002	1,109
*	Zogenix Inc.	26,727	1,070
*	Varex Imaging Corp.	29,818	1,067
*	Momenta Pharmaceuticals Inc.	58,148	1,055
*	Innoviva Inc.	62,885	1,048
*	Iovance Biotherapeutics Inc.	61,911	1,046
*	Brookdale Senior Living Inc.	154,712	1,038
*	Aimmune Therapeutics Inc.	32,293	1,028
	Ensign Group Inc.	38,640	1,016
*	Dynavax Technologies Corp.	50,793	1,008
	Analogic Corp.	10,502	1,007
*	Atara Biotherapeutics Inc.	25,577	997
*	Pacira Pharmaceuticals Inc.	31,353	977
*	Enanta Pharmaceuticals Inc.	11,974	969
*	Endo International plc	161,800	961
*	Editas Medicine Inc.	28,673	951
*	PTC Therapeutics Inc.	35,100	950

*	Foundation Medicine Inc.	11,873	935
*	Acorda Therapeutics Inc.	39,452	933
*,^	OPKO Health Inc.	281,598	893
*,^	Intercept Pharmaceuticals Inc.	14,445	889
*,^	Intrexon Corp.	56,172	861
*	Intersect ENT Inc.	21,900	861
*	Orthofix International NV	14,470	851
*	AxoGen Inc.	23,054	841
*	LHC Group Inc.	13,612	838
*	CytomX Therapeutics Inc.	29,422	837
*	Natus Medical Inc.	24,831	836
*	iRhythm Technologies Inc.	13,211	832
*	Epizyme Inc.	46,155	819
*	BioTelemetry Inc.	26,156	812
*,^	Theravance Biopharma Inc.	32,821	796
	Owens & Minor Inc.	50,681	788
*	OraSure Technologies Inc.	45,806	774
*	G1 Therapeutics Inc.	20,473	759
*	MacroGenics Inc.	29,933	753
*	Retrophin Inc.	33,350	746
	US Physical Therapy Inc.	9,103	740
*	Glaukos Corp.	23,651	729
*	Intra-Cellular Therapies Inc.	34,497	726
	Atrion Corp.	1,099	694
*	Revance Therapeutics Inc.	22,490	693
*,^	TherapeuticsMD Inc.	140,708	685
*	REGENXBIO Inc.	22,736	679
	Luminex Corp.	31,812	670
*	Assembly Biosciences Inc.	13,600	668
*	Madrigal Pharmaceuticals Inc.	5,720	668
*	Alder Biopharmaceuticals Inc.	52,094	662
*	Vanda Pharmaceuticals Inc.	38,854	655
*	K2M Group Holdings Inc.	34,197	648
*	Mirati Therapeutics Inc.	20,700	635
*	AMAG Pharmaceuticals Inc.	31,433	633
*	Kindred Healthcare Inc.	67,945	622
*	Amphastar Pharmaceuticals Inc.	33,036	619
*	Audentes Therapeutics Inc.	19,735	593
*,^	TG Therapeutics Inc.	41,553	590
*	AngioDynamics Inc.	34,189	590
*	Cymabay Therapeutics Inc.	44,298	575
*,^	MiMedx Group Inc.	82,320	574
*	Flexion Therapeutics Inc.	25,600	574
*	Genomic Health Inc.	18,179	569
*,^	Accelerate Diagnostics Inc.	24,820	567
*	Karyopharm Therapeutics Inc.	42,055	564
*	Eagle Pharmaceuticals Inc.	10,680	563
*	Cerus Corp.	101,620	557
*	AtriCure Inc.	26,967	553
*,^	Geron Corp.	129,700	551
*	Triple-S Management Corp. Class B	20,928	547
*	Almost Family Inc.	9,721	544
*	Novavax Inc.	257,204	540
*	Cardiovascular Systems Inc.	24,617	540
*	Anika Therapeutics Inc.	10,296	512
	Invacare Corp.	29,171	508
*,^	Collegium Pharmaceutical Inc.	19,830	507

*	Cutera Inc.	10,050	505
*	Athenex Inc.	28,984	493
	Meridian Bioscience Inc.	34,640	492
	HealthStream Inc.	19,723	490
*	CryoLife Inc.	24,411	489
*	La Jolla Pharmaceutical Co.	16,430	489
*	Lantheus Holdings Inc.	29,788	474
*	R1 RCM Inc.	65,757	470
*	NeoGenomics Inc.	56,560	462
*	Heska Corp.	5,700	451
*	Five Prime Therapeutics Inc.	26,061	448
*	RadNet Inc.	30,936	445
*	Endocyte Inc.	47,969	436
*	GlycoMimetics Inc.	26,582	431
*	Arrowhead Pharmaceuticals Inc.	59,759	431
*,^	ZIOPHARM Oncology Inc.	109,558	429
*	Achillion Pharmaceuticals Inc.	115,003	427
*	Rigel Pharmaceuticals Inc.	119,761	424
*,^	Lannett Co. Inc.	25,922	416
*,^	Intellia Therapeutics Inc.	19,441	410
	National HealthCare Corp.	6,871	410
*	BioCryst Pharmaceuticals Inc.	85,748	409
*	Omeros Corp.	36,331	406
	LeMaitre Vascular Inc.	11,200	406
*	Kura Oncology Inc.	21,532	404
*	Surmodics Inc.	10,580	403
*	Tactile Systems Technology Inc.	12,615	401
*	ANI Pharmaceuticals Inc.	6,769	394
*	Progenics Pharmaceuticals Inc.	52,549	392
*	Coherus Biosciences Inc.	35,287	390
*	Adamas Pharmaceuticals Inc.	16,258	389
*	CorVel Corp.	7,554	382
*,^	Achaogen Inc.	29,440	381
*	PDL BioPharma Inc.	128,200	377
*	Community Health Systems Inc.	93,387	370
*	Akebia Therapeutics Inc.	38,709	369
*	Concert Pharmaceuticals Inc.	15,700	360
*	ChemoCentryx Inc.	26,403	359
*,^	Keryx Biopharmaceuticals Inc.	86,239	353
*	Aduro Biotech Inc.	37,887	352
*	Agenus Inc.	73,900	348
*	Accuray Inc.	69,449	347
*	Aclaris Therapeutics Inc.	19,772	346
*	Voyager Therapeutics Inc.	18,400	346
*,^	Abeona Therapeutics Inc.	24,068	345
*	Vericel Corp.	34,161	340
*	Rocket Pharmaceuticals Inc.	18,025	338
*	Synergy Pharmaceuticals Inc.	183,029	335
*	Fate Therapeutics Inc.	33,500	327
*,^	Akcea Therapeutics Inc.	12,636	324
*	Inovio Pharmaceuticals Inc.	67,200	317
*	STAAR Surgical Co.	21,070	312
	Utah Medical Products Inc.	3,146	311
*	Addus HomeCare Corp.	6,320	307
*	Medpace Holdings Inc.	8,723	305
*	Stemline Therapeutics Inc.	19,874	304
*,^	Lexicon Pharmaceuticals Inc.	34,896	299

*	BioScrip Inc.	119,194	293
*,^	Jounce Therapeutics Inc.	12,891	288
*	Depomed Inc.	43,570	287
*	Dicerna Pharmaceuticals Inc.	29,520	282
*,^	Dova Pharmaceuticals Inc.	10,325	280
*	Surgery Partners Inc.	16,097	276
*	Paratek Pharmaceuticals Inc.	20,754	270
*	Civitas Solutions Inc.	17,367	267
*,^	MediciNova Inc.	26,064	266
*	Endologix Inc.	61,939	262
*	Cytokinetics Inc.	36,255	261
*	Idera Pharmaceuticals Inc.	141,836	261
*	Celldex Therapeutics Inc.	110,991	259
*	ArQule Inc.	89,476	258
*,^	Cara Therapeutics Inc.	20,754	257
*	Syndax Pharmaceuticals Inc.	18,013	256
*	Syros Pharmaceuticals Inc.	19,540	254
*,^	Corbus Pharmaceuticals Holdings Inc.	41,292	252
*	Capital Senior Living Corp.	23,380	251
*	AVEO Pharmaceuticals Inc.	84,882	246
*,^	BioTime Inc.	91,244	245
*	Corium International Inc.	21,164	243
*	Sienna Biopharmaceuticals Inc.	12,910	242
*,^	Antares Pharma Inc.	109,944	242
*,^	Athersys Inc.	130,023	238
*	Catalyst Biosciences Inc.	9,200	237
*,^	Reata Pharmaceuticals Inc. Class A	11,464	235
*	GenMark Diagnostics Inc.	42,527	231
*	Dermira Inc.	28,954	231
*	Minerva Neurosciences Inc.	36,257	227
*,^	Senseonics Holdings Inc.	75,118	225
*	Denali Therapeutics Inc.	11,354	224
*	Chimerix Inc.	42,146	219
*,^	MannKind Corp.	95,900	219
*,^	Sorrento Therapeutics Inc.	42,300	218
*	Natera Inc.	23,397	217
*	Adverum Biotechnologies Inc.	37,249	216
*,^	ViewRay Inc.	33,081	213
*	Tocagen Inc.	17,900	212
*	Kadmon Holdings Inc.	49,320	210
*,^	Invitae Corp.	44,193	207
*	Clearside Biomedical Inc.	19,200	206
*	Cue Biopharma Inc.	14,585	205
*,^	Rockwell Medical Inc.	39,196	204
*	Pacific Biosciences of California Inc.	98,134	201
*	Rhythm Pharmaceuticals Inc.	9,836	196
*	Quorum Health Corp.	23,000	188
*	Catalyst Pharmaceuticals Inc.	78,027	186
*,^	Neos Therapeutics Inc.	22,224	184
*	Durect Corp.	85,052	182
*,^	Ampio Pharmaceuticals Inc.	52,197	177
*	NewLink Genetics Corp.	24,032	174
*	CytoSorbents Corp.	24,681	174
*	American Renal Associates Holdings Inc.	9,200	173
*	Aratana Therapeutics Inc.	37,400	165
*	RTI Surgical Inc.	35,010	161
*	Enzo Biochem Inc.	29,379	161

*	Fortress Biotech Inc.	34,496	157
	Aceto Corp.	20,283	154
*	GTx Inc.	8,640	153
*	KemPharm Inc.	19,300	152
*	Savara Inc.	16,403	151
*,^	Insys Therapeutics Inc.	24,630	149
*	PetIQ Inc.	5,552	148
*	FONAR Corp.	4,900	146
*	Vital Therapies Inc.	21,363	145
*	Calithera Biosciences Inc.	23,012	145
*	Corvus Pharmaceuticals Inc.	12,400	143
*	Tetraphase Pharmaceuticals Inc.	44,200	136
*	Kala Pharmaceuticals Inc.	8,540	135
*	Ocular Therapeutix Inc.	20,616	134
*	CareDx Inc.	16,568	132
*	AAC Holdings Inc.	11,400	131
*,^	Aldeyra Therapeutics Inc.	17,399	130
*	Avid Bioservices Inc.	44,130	129
*	Conatus Pharmaceuticals Inc.	21,492	126
*	Recro Pharma Inc.	11,400	126
*	Palatin Technologies Inc.	114,844	125
*	Bellicum Pharmaceuticals Inc.	19,028	125
*	Ardelyx Inc.	24,529	124
*	Miragen Therapeutics Inc.	17,654	124
*	Fluidigm Corp.	21,148	124
*	Kindred Biosciences Inc.	14,260	123
*	Viking Therapeutics Inc.	28,000	122
*	Seres Therapeutics Inc.	16,445	121
*,^	XBiotech Inc.	22,400	120
*	CTI BioPharma Corp.	30,393	119
*	Zafgen Inc.	15,842	118
*,^	Adamis Pharmaceuticals Corp.	32,500	114
*	Sientra Inc.	11,700	113
*	Synlogic Inc.	11,983	112
*	BioSpecifics Technologies Corp.	2,520	112
*,^	Corindus Vascular Robotics Inc.	80,300	110
*	Deciphera Pharmaceuticals Inc.	5,481	110
*,^	Tandem Diabetes Care Inc.	22,060	109
*	Mustang Bio Inc.	9,900	108
*	Marinus Pharmaceuticals Inc.	28,000	107
*,^	Zynerba Pharmaceuticals Inc.	12,100	105
*	Veracyte Inc.	18,784	104
*	XOMA Corp.	5,100	103
*	Immune Design Corp.	30,932	102
*	Selecta Biosciences Inc.	10,003	102
*	T2 Biosystems Inc.	15,409	100
*	Harvard Bioscience Inc.	19,722	99
*	Juniper Pharmaceuticals Inc.	9,069	92
*	Melinta Therapeutics Inc.	12,312	91
*	Menlo Therapeutics Inc.	2,419	91
*	Invuity Inc.	23,256	90
*	Protagonist Therapeutics Inc.	10,289	88
*,^	Optinose Inc.	4,393	88
*,2	Herbalife Ltd. CVR	8,750	85
*	Mersana Therapeutics Inc.	5,380	85
*	Odonate Therapeutics Inc.	3,921	83
*	ADMA Biologics Inc.	17,583	81

*,^	CASI Pharmaceuticals Inc.	19,198	80
*	Ra Pharmaceuticals Inc.	15,032	80
*	BioDelivery Sciences International Inc.	35,444	80
*,^	Anavex Life Sciences Corp.	28,594	79
*	Merrimack Pharmaceuticals Inc.	9,782	79
*	Chembio Diagnostics Inc.	9,639	77
*	Cogentix Medical Inc.	19,938	77
*	Solid Biosciences Inc.	10,041	75
*	Apellis Pharmaceuticals Inc.	3,366	74
*	Ophthotech Corp.	26,911	74
*,^	Galectin Therapeutics Inc.	15,401	73
*,^	Ekso Bionics Holdings Inc.	45,728	72
*	Molecular Templates Inc.	8,926	71
*,^	Spring Bank Pharmaceuticals Inc.	4,229	65
*	NantKwest Inc.	16,692	65
*	Amyris Inc.	9,685	65
*	ConforMIS Inc.	44,238	64
*	Tyme Technologies Inc.	28,598	64
*	Sunesis Pharmaceuticals Inc.	22,341	61
*	Cumberland Pharmaceuticals Inc.	9,063	61
*	SeaSpine Holdings Corp.	5,954	60
*	Bovie Medical Corp.	20,173	60
*	Cidara Therapeutics Inc.	14,900	60
*,^	Calyxt Inc.	4,400	58
*	Proteostasis Therapeutics Inc.	12,025	57
	Psychemedics Corp.	2,755	57
*,^	Pulse Biosciences Inc.	4,200	57
*	OncoMed Pharmaceuticals Inc.	16,658	53
*	Zosano Pharma Corp.	10,386	52
*	Advaxis Inc.	29,913	51
*	Aptevo Therapeutics Inc.	15,451	51
*	Aeglea BioTherapeutics Inc.	5,012	50
*	OncoSec Medical Inc.	26,243	49
*	HTG Molecular Diagnostics Inc.	13,260	48
*	Ovid therapeutics Inc.	6,739	48
*	Pfenex Inc.	7,838	47
*	Alimera Sciences Inc.	44,600	46
*	scPharmaceuticals Inc.	3,533	44
*	Verastem Inc.	14,551	43
*	NanoString Technologies Inc.	5,215	39
*	Unum Therapeutics Inc.	3,374	37
*	Genocea Biosciences Inc.	35,656	37
*	ContraFect Corp.	23,419	37
*	Eiger BioPharmaceuticals Inc.	3,670	36
*	Teligent Inc.	10,640	36
*	Genesis Healthcare Inc.	23,154	35
*	Joint Corp.	4,745	33
*,^	Navidea Biopharmaceuticals Inc.	88,919	32
*	Alpine Immune Sciences Inc.	3,918	31
*	Second Sight Medical Products Inc.	16,261	31
*	Viveve Medical Inc.	8,350	31
*	NanoViricides Inc.	35,421	29
*	Bioxcel Therapeutics Inc.	2,706	28
*	Proteon Therapeutics Inc.	11,000	27
*	OrthoPediatrics Corp.	1,822	27
*	MEI Pharma Inc.	12,937	27
*	Akers Biosciences Inc.	31,525	26

^	Pain Therapeutics Inc.	3,626	26
*	Infinity Pharmaceuticals Inc.	12,180	26
*	Leap Therapeutics Inc.	3,062	25
*	resTORbio Inc.	2,625	25
*,^	BioPharmX Corp.	105,515	24
*	Otonomy Inc.	5,705	24
*	Allena Pharmaceuticals Inc.	2,114	23
*	Misonix Inc.	2,270	22
*	Organovo Holdings Inc.	20,930	22
*	AcelRx Pharmaceuticals Inc.	10,115	21
*	Nobilis Health Corp.	12,870	21
*,^	Obalon Therapeutics Inc.	6,137	21
*	Curis Inc.	31,850	21
*	IRIDEX Corp.	3,635	21
*	CytRx Corp.	12,811	20
*	IsoRay Inc.	43,614	18
*	Gemphire Therapeutics Inc.	2,741	18
*	Trevena Inc.	10,850	18
*	Checkpoint Therapeutics Inc.	3,985	17
*	Axsome Therapeutics Inc.	7,087	17
	Digirad Corp.	11,140	17
*	Moleculin Biotech Inc.	9,576	17
*	InfuSystem Holdings Inc.	5,850	17
*	ARMO BioSciences Inc.	453	17
*,^	Rexahn Pharmaceuticals Inc.	10,734	16
*	Opiant Pharmaceuticals Inc.	845	16
*	Edge Therapeutics Inc.	13,585	16
*	Evolus Inc.	1,733	16
*,^	iBio Inc.	71,319	15
*	Bio-Path Holdings Inc.	7,678	15
*	Titan Pharmaceuticals Inc.	14,619	15
*	OvaScience Inc.	18,713	15
*	aTyr Pharma Inc.	5,684	15
*	Wright Medical Group Inc. CVR Exp.	11,147	15
*	Asterias Biotherapeutics Inc. Class A	9,991	14
*	iRadimed Corp.	1,004	14
*	Quanterix Corp.	827	14
*	pSivida Corp.	11,459	14
*	Synthetic Biologics Inc.	42,969	14
*	Arsanis Inc.	595	14
*	Regulus Therapeutics Inc.	18,375	13
*	Flex Pharma Inc.	2,551	13
*	Matinas BioPharma Holdings Inc.	16,576	13
*	Celsion Corp.	5,296	12
*	Celcuity Inc.	715	12
*,^	Myomo Inc.	3,896	12
*,^	ContraVir Pharmaceuticals Inc.	50,300	12
*	Five Star Senior Living Inc.	8,876	12
*	Restoration Robotics Inc.	1,832	11
*	Catabasis Pharmaceuticals Inc.	6,200	11
*	Histogenics Corp.	4,070	11
*	SCYNEXIS Inc.	8,155	11
*,^	Trovagene Inc.	29,620	10
*	Arcus Biosciences Inc.	661	10
*	Biolase Inc.	24,315	10
*,^	Neuralstem Inc.	5,909	10
*	Vermillion Inc.	7,168	10

*	Versartis Inc.	5,460	9
*	Diffusion Pharmaceuticals Inc.	16,483	9
*	vTv Therapeutics Inc. Class A	2,192	9
*	Catasys Inc.	1,845	9
*	BioLife Solutions Inc.	1,715	9
*	Bellerophon Therapeutics Inc.	4,095	9
*	Sophiris Bio Inc.	4,165	8
*	Apollo Endosurgery Inc.	1,348	8
*	VIVUS Inc.	23,030	8
*	Sonoma Pharmaceuticals Inc.	2,200	8
	Vaxart Inc.	1,567	8
*	Oncocyte Corp.	3,778	8
*	Applied Genetic Technologies Corp.	2,035	8
*	BrainStorm Cell Therapeutics Inc.	2,366	7
*	Ohr Pharmaceutical Inc.	32,734	7
*	Evoke Pharma Inc.	3,400	7
*	Alphatec Holdings Inc.	2,196	7
*	Fibrocell Science Inc.	11,852	7
*	Spero Therapeutics Inc.	489	7
*,^	Egalet Corp.	9,852	6
*	CorMedix Inc.	33,680	6
*	Microbot Medical Inc.	8,631	6
*	Novus Therapeutics Inc.	1,199	6
*	InVivo Therapeutics Holdings Corp.	10,609	6
*,2	Omthera Pharmaceuticals Inc. CVR	9,400	6
*	Aevi Genomic Medicine Inc.	2,668	5
*	Fulgent Genetics Inc.	1,271	5
*	Vical Inc.	3,453	5
*	Heat Biologics Inc.	3,068	5
*,^	Cancer Genetics Inc.	2,977	5
*	Capricor Therapeutics Inc.	3,577	5
*	Apollo Medical Holdings Inc.	300	5
*,2	Seventy Seven Energy Inc. Escrow Line	42,434	5
*	Agile Therapeutics Inc.	1,800	5
*	Cyclacel Pharmaceuticals Inc.	3,392	5
*	Novan Inc.	1,525	4
*,^	Pernix Therapeutics Holdings Inc.	1,793	4
*	Champions Oncology Inc.	1,100	4
^	Altimmune Inc.	3,235	4
*	Eleven Biotherapeutics Inc.	3,500	4
*	Imprimis Pharmaceuticals Inc.	2,000	4
*	Caladrius Biosciences Inc.	600	4
*	KalVista Pharmaceuticals Inc.	349	3
*,2	Media General Inc. CVR Exp.	82,296	3
*	Homology Medicines Inc.	170	3
*	Cohbar Inc.	507	3
*,^	CEL-SCI Corp.	1,845	3
*	Tonix Pharmaceuticals Holding Corp.	809	2
*,^	Aethlon Medical Inc.	1,986	2
*,^	Achieve Life Sciences Inc.	1,763	2
*	Tracon Pharmaceuticals Inc.	966	2
*,^	Biocept Inc.	7,100	2
*	Apricus Biosciences Inc.	4,673	2
*	Aileron Therapeutics Inc.	213	2
	Diversicare Healthcare Services Inc.	200	2
*	ImmuCell Corp.	212	1
*	Oncobiologics Inc.	1,586	1

*	Anthera Pharmaceuticals Inc.	3,900	1
*,^	Dare Bioscience Inc.	1,430	1
*	Cytori Therapeutics Inc.	3,675	1
*,^	Pulmatrix Inc.	1,943	1
*,^	ReShape Lifesciences Inc.	547	1
*	Sensus Healthcare Inc.	132	1
*	SELLAS Life Sciences Group Inc.	190	1
*	AzurRx BioPharma Inc.	198	1
*	Onconova Therapeutics Inc.	700	1
*	Chiasma Inc.	387	1
*,^	Hemispherx Biopharma Inc.	1,300	1
*	TapImmune Inc.	141	—
*	Krystal Biotech Inc.	34	—
*	CAS Medical Systems Inc.	237	—
*	Avenue Therapeutics Inc.	60	—
*	PLx Pharma Inc.	73	—
*	Milestone Scientific Inc.	200	—
*,2	Clinical Data CVR	9,500	—
*,2	Biosante Pharmaceutical Inc. CVR	14,250	—
*,2	NuPathe Inc. CVR	6,287	—
			2,748,027
Industrials (8.0%)
	Boeing Co.	475,116	155,781
	3M Co.	480,571	105,495
	General Electric Co.	7,002,323	94,391
	Honeywell International Inc.	606,385	87,629
	Union Pacific Corp.	629,267	84,592
	United Technologies Corp.	613,464	77,186
	Accenture plc Class A	497,827	76,416
	Caterpillar Inc.	482,051	71,045
*	PayPal Holdings Inc.	920,655	69,850
	Lockheed Martin Corp.	195,947	66,216
	United Parcel Service Inc. Class B	556,027	58,194
	Raytheon Co.	232,923	50,269
	Danaher Corp.	507,185	49,658
	Northrop Grumman Corp.	140,546	49,067
	FedEx Corp.	194,825	46,779
	General Dynamics Corp.	203,676	44,992
	Deere & Co.	260,573	40,472
	Automatic Data Processing Inc.	339,811	38,562
	CSX Corp.	679,934	37,879
	Illinois Tool Works Inc.	234,839	36,790
	Emerson Electric Co.	512,892	35,031
	Norfolk Southern Corp.	229,206	31,122
	Waste Management Inc.	350,461	29,481
	Eaton Corp. plc	355,284	28,391
	TE Connectivity Ltd.	283,929	28,365
	Sherwin-Williams Co.	67,888	26,620
	Johnson Controls International plc	746,306	26,300
	Fidelity National Information Services Inc.	267,187	25,730
*	Fiserv Inc.	336,657	24,007
	Roper Technologies Inc.	82,375	23,122
	Amphenol Corp. Class A	246,737	21,251
	Cummins Inc.	126,801	20,553
*	Worldpay Inc. Class A	242,079	19,909
	Fortive Corp.	253,030	19,615
	PACCAR Inc.	283,793	18,779

Parker-Hannifin Corp.	107,544	18,393
Rockwell Automation Inc.	102,888	17,923
Rockwell Collins Inc.	132,229	17,831
Agilent Technologies Inc.	260,768	17,445
Ingersoll-Rand plc	201,442	17,225
Paychex Inc.	260,277	16,030
Waste Connections Inc.	212,541	15,248
* FleetCor Technologies Inc.	72,492	14,680
Global Payments Inc.	128,706	14,353
AMETEK Inc.	186,010	14,131
WestRock Co.	205,926	13,214
* Verisk Analytics Inc. Class A	126,051	13,109
L3 Technologies Inc.	62,874	13,078
Fastenal Co.	231,450	12,635
Dover Corp.	124,206	12,200
WW Grainger Inc.	43,172	12,186
Vulcan Materials Co.	106,332	12,140
* Mettler-Toledo International Inc.	20,591	11,840
* United Rentals Inc.	68,227	11,785
Cintas Corp.	68,575	11,698
TransDigm Group Inc.	37,917	11,638
Total System Services Inc.	133,308	11,499
Republic Services Inc. Class A	173,086	11,463
Textron Inc.	191,275	11,279
Ball Corp.	283,338	11,251
Xylem Inc.	144,721	11,132
CH Robinson Worldwide Inc.	112,737	10,565
* CoStar Group Inc.	29,089	10,550
Martin Marietta Materials Inc.	50,857	10,543
Broadridge Financial Solutions Inc.	94,070	10,319
Masco Corp.	253,383	10,247
* XPO Logistics Inc.	96,572	9,832
Huntington Ingalls Industries Inc.	35,964	9,270
Kansas City Southern	83,303	9,151
Pentair plc	131,870	8,984
Expeditors International of Washington Inc.	141,570	8,961
IDEX Corp.	61,681	8,790
Packaging Corp. of America	76,063	8,572
* TransUnion	148,101	8,409
JB Hunt Transport Services Inc.	70,935	8,310
Old Dominion Freight Line Inc.	56,508	8,305
Alliance Data Systems Corp.	37,950	8,078
Arconic Inc.	350,069	8,066
* Keysight Technologies Inc.	150,722	7,896
Spirit AeroSystems Holdings Inc. Class A	92,528	7,745
Jack Henry & Associates Inc.	62,309	7,536
AO Smith Corp.	115,579	7,350
* Trimble Inc.	202,714	7,273
Fortune Brands Home & Security Inc.	122,271	7,201
Owens Corning	89,221	7,173
* Sensata Technologies Holding plc	138,213	7,164
Cognex Corp.	132,755	6,902
Jacobs Engineering Group Inc.	113,570	6,718
PerkinElmer Inc.	88,717	6,718
* IPG Photonics Corp.	27,999	6,534
Allegion plc	76,379	6,514
Lennox International Inc.	31,870	6,513

Fluor Corp.	112,750	6,452
Graco Inc.	135,080	6,176
Orbital ATK Inc.	46,479	6,164
ManpowerGroup Inc.	53,299	6,135
* Zebra Technologies Corp.	43,088	5,997
* First Data Corp. Class A	369,585	5,913
* Berry Global Group Inc.	105,547	5,785
Sealed Air Corp.	133,953	5,732
Nordson Corp.	41,991	5,725
Wabtec Corp.	70,040	5,701
Xerox Corp.	194,928	5,610
Robert Half International Inc.	96,459	5,584
FLIR Systems Inc.	111,321	5,567
* Crown Holdings Inc.	108,199	5,491
HEICO Corp. Class A	77,292	5,484
* HD Supply Holdings Inc.	144,134	5,468
* WEX Inc.	34,754	5,443
* Arrow Electronics Inc.	70,671	5,443
Hubbell Inc. Class B	44,241	5,388
Toro Co.	83,435	5,211
* Teledyne Technologies Inc.	27,700	5,185
Carlisle Cos. Inc.	49,299	5,147
BWX Technologies Inc.	79,338	5,040
Knight-Swift Transportation Holdings Inc.	107,401	4,942
National Instruments Corp.	94,795	4,794
Donaldson Co. Inc.	105,864	4,769
Acuity Brands Inc.	34,142	4,752
Hexcel Corp.	72,869	4,707
Oshkosh Corp.	60,381	4,666
Flowserve Corp.	106,470	4,613
Lincoln Electric Holdings Inc.	50,483	4,541
* AECOM	127,065	4,527
AptarGroup Inc.	50,154	4,505
Watsco Inc.	24,722	4,474
MDU Resources Group Inc.	158,719	4,470
Booz Allen Hamilton Holding Corp. Class A	111,742	4,327
Curtiss-Wright Corp.	31,762	4,290
* Quanta Services Inc.	123,876	4,255
Allison Transmission Holdings Inc.	108,825	4,251
Avnet Inc.	97,881	4,088
Genpact Ltd.	126,503	4,047
* Stericycle Inc.	68,859	4,030
Trinity Industries Inc.	122,290	3,990
Littelfuse Inc.	19,121	3,981
Jabil Inc.	135,506	3,893
Sonoco Products Co.	79,969	3,878
Eagle Materials Inc.	37,178	3,831
Graphic Packaging Holding Co.	249,367	3,828
Crane Co.	41,139	3,815
* Coherent Inc.	19,962	3,741
EMCOR Group Inc.	47,490	3,701
Landstar System Inc.	33,533	3,677
AGCO Corp.	54,826	3,555
* Genesee & Wyoming Inc. Class A	49,303	3,490
ITT Inc.	71,133	3,484
MAXIMUS Inc.	52,100	3,477
Universal Display Corp.	34,142	3,448

Louisiana-Pacific Corp.	117,997	3,395
Air Lease Corp. Class A	79,121	3,372
* Kirby Corp.	43,375	3,338
MSC Industrial Direct Co. Inc. Class A	36,371	3,336
Bemis Co. Inc.	74,746	3,253
* On Assignment Inc.	38,925	3,187
Woodward Inc.	44,324	3,176
* Euronet Worldwide Inc.	40,151	3,169
Ryder System Inc.	42,402	3,086
* CoreLogic Inc.	66,840	3,023
* Conduent Inc.	161,587	3,012
* KLX Inc.	41,255	2,932
* Owens-Illinois Inc.	132,905	2,879
John Bean Technologies Corp.	25,204	2,858
Deluxe Corp.	38,085	2,819
* USG Corp.	68,110	2,753
Brink's Co.	38,459	2,744
* Cimpress NV	17,735	2,744
* Summit Materials Inc. Class A	88,237	2,672
Regal Beloit Corp.	36,366	2,667
Valmont Industries Inc.	17,835	2,609
Kennametal Inc.	64,885	2,606
Timken Co.	56,269	2,566
* Trex Co. Inc.	23,368	2,542
* MasTec Inc.	52,691	2,479
* Rexnord Corp.	83,148	2,468
Barnes Group Inc.	41,035	2,458
* Proto Labs Inc.	20,700	2,433
Macquarie Infrastructure Corp.	65,826	2,431
Terex Corp.	63,870	2,389
EnerSys	34,315	2,380
* WESCO International Inc.	38,315	2,377
MSA Safety Inc.	28,337	2,359
Applied Industrial Technologies Inc.	31,778	2,317
Belden Inc.	33,553	2,313
* Generac Holdings Inc.	50,050	2,298
* RBC Bearings Inc.	18,295	2,272
Insperity Inc.	31,737	2,207
* TopBuild Corp.	28,833	2,206
Tetra Tech Inc.	44,678	2,187
* AMN Healthcare Services Inc.	38,506	2,185
GATX Corp.	31,558	2,161
Korn/Ferry International	41,842	2,159
* Colfax Corp.	65,608	2,093
Maxar Technologies Ltd.	45,135	2,087
* Armstrong World Industries Inc.	36,321	2,045
* Clean Harbors Inc.	41,584	2,030
* Moog Inc. Class A	24,257	1,999
Vishay Intertechnology Inc.	105,184	1,956
* Itron Inc.	27,016	1,933
Simpson Manufacturing Co. Inc.	33,484	1,928
UniFirst Corp.	11,926	1,928
* II-VI Inc.	45,197	1,849
Granite Construction Inc.	32,888	1,837
KBR Inc.	113,171	1,832
* Builders FirstSource Inc.	91,757	1,820
Silgan Holdings Inc.	65,180	1,815

	Watts Water Technologies Inc. Class A	23,358	1,815
	Exponent Inc.	22,596	1,777
*	Rogers Corp.	14,740	1,762
	ABM Industries Inc.	52,458	1,756
*	Esterline Technologies Corp.	23,999	1,756
	Convergys Corp.	76,843	1,738
*	Anixter International Inc.	22,898	1,735
*	Gardner Denver Holdings Inc.	56,162	1,723
*	JELD-WEN Holding Inc.	56,134	1,719
*	Plexus Corp.	28,425	1,698
*,^	Axon Enterprise Inc.	40,673	1,599
*	TriNet Group Inc.	34,078	1,578
*	Saia Inc.	20,910	1,571
*	SPX FLOW Inc.	31,838	1,566
	Mobile Mini Inc.	35,371	1,539
*	FTI Consulting Inc.	31,762	1,538
	Albany International Corp.	24,474	1,535
	Universal Forest Products Inc.	47,167	1,531
*	Aerojet Rocketdyne Holdings Inc.	54,344	1,520
*	Integer Holdings Corp.	26,783	1,515
	Otter Tail Corp.	34,827	1,510
*	Meritor Inc.	71,164	1,463
*	WageWorks Inc.	32,000	1,446
	Covanta Holding Corp.	99,004	1,436
*	Masonite International Corp.	22,906	1,405
	Mueller Water Products Inc. Class A	128,233	1,394
*	Floor & Decor Holdings Inc. Class A	26,633	1,388
*	ExlService Holdings Inc.	24,847	1,386
*	Sanmina Corp.	52,636	1,376
*	Navistar International Corp.	39,218	1,371
	AAON Inc.	34,521	1,346
	Cubic Corp.	21,102	1,342
	Kaman Corp.	21,404	1,330
^	Schneider National Inc. Class B	50,989	1,329
	World Fuel Services Corp.	54,107	1,328
	Brady Corp. Class A	35,669	1,325
*	Harsco Corp.	63,591	1,313
*	Novanta Inc.	25,024	1,305
	Franklin Electric Co. Inc.	31,617	1,288
	Forward Air Corp.	24,340	1,287
	EnPro Industries Inc.	16,532	1,279
	Triton International Ltd.	41,687	1,276
	Comfort Systems USA Inc.	30,768	1,269
*	Atlas Air Worldwide Holdings Inc.	20,725	1,253
	Werner Enterprises Inc.	34,243	1,250
	ESCO Technologies Inc.	21,177	1,240
*	Ambarella Inc.	25,283	1,239
	Mueller Industries Inc.	47,344	1,239
*	American Woodmark Corp.	12,419	1,223
	Sun Hydraulics Corp.	22,594	1,210
	Boise Cascade Co.	31,098	1,200
	AAR Corp.	27,194	1,200
	Chicago Bridge & Iron Co. NV	82,540	1,189
	Greenbrier Cos. Inc.	23,217	1,167
*	Paylocity Holding Corp.	22,549	1,155
	Benchmark Electronics Inc.	38,519	1,150
	Greif Inc. Class A	21,973	1,148

General Cable Corp.	38,775	1,148
* Milacron Holdings Corp.	56,897	1,146
ManTech International Corp. Class A	20,251	1,123
* TTM Technologies Inc.	73,167	1,119
Methode Electronics Inc.	28,436	1,112
* Patrick Industries Inc.	17,785	1,100
* Imperva Inc.	25,317	1,096
* MINDBODY Inc. Class A	28,093	1,093
Actuant Corp. Class A	46,918	1,091
* Cotiviti Holdings Inc.	31,546	1,086
Badger Meter Inc.	22,996	1,084
Altra Industrial Motion Corp.	23,394	1,075
Federal Signal Corp.	48,147	1,060
* Air Transport Services Group Inc.	45,455	1,060
* Hub Group Inc. Class A	24,987	1,046
* TriMas Corp.	39,802	1,045
Apogee Enterprises Inc.	23,976	1,039
* SPX Corp.	31,807	1,033
* Advanced Disposal Services Inc.	46,286	1,031
Tennant Co.	15,110	1,023
* Sykes Enterprises Inc.	35,254	1,020
Encore Wire Corp.	17,850	1,012
* Installed Building Products Inc.	16,689	1,002
Raven Industries Inc.	28,402	995
Matson Inc.	34,265	981
H&E Equipment Services Inc.	25,265	972
* OSI Systems Inc.	14,859	970
* Continental Building Products Inc.	33,944	969
* BMC Stock Holdings Inc.	49,561	969
Triumph Group Inc.	38,363	967
Standex International Corp.	10,093	962
US Ecology Inc.	18,045	962
Wabash National Corp.	45,977	957
Aircastle Ltd.	47,576	945
* Knowles Corp.	74,961	944
McGrath RentCorp	17,378	933
* Gibraltar Industries Inc.	27,543	932
* Fabrinet	29,647	930
Viad Corp.	17,595	923
AZZ Inc.	21,110	922
Primoris Services Corp.	36,655	916
* TrueBlue Inc.	35,029	907
Kadant Inc.	9,456	894
Astec Industries Inc.	16,084	888
Alamo Group Inc.	7,835	861
Materion Corp.	16,337	834
* Cardtronics plc Class A	37,372	834
* GMS Inc.	26,692	816
ICF International Inc.	13,685	800
CTS Corp.	29,199	794
* FARO Technologies Inc.	13,577	793
* Aerovironment Inc.	17,301	787
ADT Inc.	98,848	784
* Casella Waste Systems Inc. Class A	33,518	784
* PGT Innovations Inc.	41,904	782
* Huron Consulting Group Inc.	20,369	776
EVERTEC Inc.	47,131	771

*	Tutor Perini Corp.	34,811	768
	Manitowoc Co. Inc.	26,798	763
*	US Concrete Inc.	12,466	753
*	KEMET Corp.	41,148	746
*	Kratos Defense & Security Solutions Inc.	72,106	742
	Lindsay Corp.	8,073	738
	Advanced Drainage Systems Inc.	28,175	730
	Multi-Color Corp.	11,020	728
	Douglas Dynamics Inc.	16,694	724
	Kelly Services Inc. Class A	24,851	722
*	CBIZ Inc.	39,419	719
	Schnitzer Steel Industries Inc.	22,117	715
	Sturm Ruger & Co. Inc.	13,587	713
*,^	Evolent Health Inc. Class A	49,809	710
	MTS Systems Corp.	13,451	695
*	Navigant Consulting Inc.	36,077	694
	Heartland Express Inc.	38,173	687
	Marten Transport Ltd.	30,038	685
*	Veeco Instruments Inc.	40,218	684
*	Atkore International Group Inc.	33,728	669
*	NCI Building Systems Inc.	36,828	652
	ArcBest Corp.	20,105	644
*	Echo Global Logistics Inc.	22,928	633
*	Thermon Group Holdings Inc.	27,820	623
	AVX Corp.	37,433	620
*	Gates Industrial Corp. plc	35,208	616
*	Aegion Corp. Class A	26,897	616
*,^	MACOM Technology Solutions Holdings Inc.	36,869	612
	Quad/Graphics Inc.	23,946	607
*	Lydall Inc.	12,342	595
*,^	Inovalon Holdings Inc. Class A	53,868	571
	Barrett Business Services Inc.	6,763	561
	CIRCOR International Inc.	13,065	557
	RR Donnelley & Sons Co.	63,288	552
	Griffon Corp.	30,154	550
	Argan Inc.	12,649	543
	Global Brass & Copper Holdings Inc.	15,889	531
	LSC Communications Inc.	30,400	530
	Columbus McKinnon Corp.	14,747	529
	Quanex Building Products Corp.	29,833	519
	Kforce Inc.	19,045	515
	NN Inc.	21,032	505
	Heidrick & Struggles International Inc.	16,050	502
*	Electro Scientific Industries Inc.	25,934	501
*	Astronics Corp.	13,286	496
*	DXP Enterprises Inc.	12,663	493
	REV Group Inc.	22,956	477
*	Vicor Corp.	16,344	467
	Myers Industries Inc.	22,057	466
	Spartan Motors Inc.	26,665	459
*	Wesco Aircraft Holdings Inc.	43,787	449
*	Ply Gem Holdings Inc.	20,764	448
	NVE Corp.	5,360	445
	Hyster-Yale Materials Handling Inc.	6,368	445
	Cass Information Systems Inc.	7,475	445
*	Donnelley Financial Solutions Inc.	25,809	443
	Insteel Industries Inc.	15,434	426

	Ennis Inc.	21,318	420
	Gorman-Rupp Co.	14,332	419
*	American Outdoor Brands Corp.	40,387	417
*	Kimball Electronics Inc.	25,674	415
*	TimkenSteel Corp.	27,229	414
	Resources Connection Inc.	25,033	406
	RPX Corp.	37,900	405
*	International Seaways Inc.	22,818	402
*	Control4 Corp.	18,581	399
*	Everi Holdings Inc.	59,500	391
	TTEC Holdings Inc.	11,973	368
*	Engility Holdings Inc.	14,919	364
	Mesa Laboratories Inc.	2,444	363
*	MYR Group Inc.	11,666	360
*	NV5 Global Inc.	6,400	357
*	Blue Bird Corp.	15,007	356
*	Team Inc.	24,794	341
	Allied Motion Technologies Inc.	8,545	340
*	InnerWorkings Inc.	36,647	332
*	PHH Corp.	31,282	327
	Essendant Inc.	41,300	322
	VSE Corp.	6,092	315
	CRA International Inc.	6,014	314
*	Cross Country Healthcare Inc.	26,304	292
*	Daseke Inc.	29,363	287
	DMC Global Inc.	10,744	287
*	CAI International Inc.	13,312	283
	National Research Corp. Class A	9,614	281
	B. Riley Financial Inc.	14,355	280
	Park-Ohio Holdings Corp.	7,129	277
	Omega Flex Inc.	4,103	267
	Park Electrochemical Corp.	15,647	263
*	Covenant Transportation Group Inc. Class A	8,813	263
*	Armstrong Flooring Inc.	19,196	260
*	Ducommun Inc.	8,510	259
*	Landec Corp.	19,722	257
*	Heritage-Crystal Clean Inc.	10,812	255
*	GP Strategies Corp.	11,233	254
*	Sterling Construction Co. Inc.	21,100	242
	Daktronics Inc.	27,400	241
*,^	Energous Corp.	14,948	240
*	Layne Christensen Co.	15,972	238
*,^	Energy Recovery Inc.	28,699	236
	Hurco Cos. Inc.	5,122	235
*	Gencor Industries Inc.	14,541	234
*	Mistras Group Inc.	12,356	234
*	YRC Worldwide Inc.	26,166	231
*	Vishay Precision Group Inc.	7,362	229
*	Franklin Covey Co.	8,466	228
*	Great Lakes Dredge & Dock Corp.	48,877	225
	Eastern Co.	7,839	223
*	Eagle Bulk Shipping Inc.	45,024	223
*	CryoPort Inc.	24,436	210
*	Willdan Group Inc.	7,300	207
	Crawford & Co. Class A	25,591	205
^	Advanced Emissions Solutions Inc.	17,790	203
	Hardinge Inc.	11,055	203

*	ServiceSource International Inc.	52,163	199
	Global Water Resources Inc.	20,823	187
	American Railcar Industries Inc.	4,943	185
	Universal Logistics Holdings Inc.	8,652	183
	FreightCar America Inc.	13,596	182
*	USA Truck Inc.	7,061	180
	Powell Industries Inc.	6,655	179
*	Manitex International Inc.	14,720	168
*	Hill International Inc.	29,135	166
*	BlueLinx Holdings Inc.	5,070	165
*	Commercial Vehicle Group Inc.	21,300	165
	LSI Industries Inc.	20,279	164
*	Napco Security Technologies Inc.	13,338	156
*	Hudson Technologies Inc.	31,470	155
	Bel Fuse Inc. Class B	8,203	155
*	Twin Disc Inc.	7,123	155
^	EnviroStar Inc.	3,900	153
*	Iteris Inc.	30,425	151
	Greif Inc. Class B	2,573	150
*	Overseas Shipholding Group Inc. Class A	52,392	149
*	Foundation Building Materials Inc.	9,867	147
*	Maxwell Technologies Inc.	24,300	144
*	Astronics Corp. Class B	3,886	144
	Miller Industries Inc.	5,703	143
*	Horizon Global Corp.	17,201	142
*	Orion Group Holdings Inc.	21,411	141
*,^	Forterra Inc.	15,200	126
*	Radiant Logistics Inc.	32,300	125
	Graham Corp.	5,728	123
	BG Staffing Inc.	6,200	118
*	Nuvectra Corp.	9,030	118
*	LB Foster Co. Class A	4,908	116
*	Acacia Research Corp.	32,719	115
*	UFP Technologies Inc.	3,819	113
*	Northwest Pipe Co.	6,461	112
*	CyberOptics Corp.	6,073	109
*	Asure Software Inc.	8,911	109
*	Era Group Inc.	11,388	106
*	Huttig Building Products Inc.	19,600	103
*	Sparton Corp.	5,792	101
*	Perceptron Inc.	11,684	100
*	PRGX Global Inc.	10,524	99
	United States Lime & Minerals Inc.	1,299	95
*,^	Workhorse Group Inc.	35,200	93
*	IES Holdings Inc.	6,083	92
*,^	MicroVision Inc.	80,185	91
*	PAM Transportation Services Inc.	2,490	91
*,^	Nuverra Environmental Solutions Inc.	3,806	88
	Celadon Group Inc.	23,724	88
*	IntriCon Corp.	4,294	86
*	Houston Wire & Cable Co.	10,421	76
*,^	UQM Technologies Inc.	58,800	76
*	ShotSpotter Inc.	2,819	75
*	Lincoln Educational Services Corp.	38,180	74
*	PFSweb Inc.	8,348	73
*	Roadrunner Transportation Systems Inc.	27,250	69
*	Willis Lease Finance Corp.	1,997	68

*	LightPath Technologies Inc. Class A	30,559	67
	Crawford & Co. Class B	7,923	65
	NACCO Industries Inc. Class A	1,968	65
*	Information Services Group Inc.	14,102	59
*	Lawson Products Inc.	2,290	58
*	Ultralife Corp.	5,625	56
*	Mattersight Corp.	24,291	51
*	Goldfield Corp.	13,249	51
*	Arotech Corp.	16,200	49
*,^	ExOne Co.	6,486	47
	CECO Environmental Corp.	10,303	46
*	Intevac Inc.	6,457	45
*	StarTek Inc.	4,495	44
*	Transcat Inc.	2,411	38
*	Image Sensing Systems Inc.	8,863	38
*	Limbach Holdings Inc.	3,021	37
*	Xerium Technologies Inc.	5,607	36
*	ALJ Regional Holdings Inc.	16,841	35
*	DHI Group Inc.	21,937	35
*,^	Capstone Turbine Corp.	29,900	34
*	General Finance Corp.	4,716	34
*	CPI Aerostructures Inc.	3,372	33
*	Babcock & Wilcox Enterprises Inc.	6,929	30
*,^	Odyssey Marine Exploration Inc.	3,575	30
*	CUI Global Inc.	11,292	29
*	AMREP Corp.	3,574	26
*,^	Vertex Energy Inc.	22,683	25
*	Revolution Lighting Technologies Inc.	7,197	25
*	Luna Innovations Inc.	7,258	24
	Steel Connect Inc.	11,019	23
*,^	eMagin Corp.	15,833	23
	HEICO Corp.	260	23
	Chicago Rivet & Machine Co.	720	23
*	Frequency Electronics Inc.	2,277	20
*	Fuel Tech Inc.	15,677	19
*	Hudson Global Inc.	9,231	18
*	Aqua Metals Inc.	6,771	18
*	Cardlytics Inc.	1,106	16
	Ecology and Environment Inc.	1,385	16
*	ClearSign Combustion Corp.	6,885	14
*	Wireless Telecom Group Inc.	5,630	14
*	IEC Electronics Corp.	2,900	13
*	Continental Materials Corp.	632	12
*	Energy Focus Inc.	4,766	12
*	Orion Energy Systems Inc.	13,761	12
*	Sharps Compliance Corp.	2,564	12
*	Universal Technical Institute Inc.	3,924	12
*	Ballantyne Strong Inc.	2,500	11
*	Applied DNA Sciences Inc.	7,645	11
*	ARC Document Solutions Inc.	5,000	11
*	Research Frontiers Inc.	10,444	10
	Richardson Electronics Ltd.	1,228	10
*	Volt Information Sciences Inc.	3,102	9
*	Synthesis Energy Systems Inc.	3,501	9
*	Broadwind Energy Inc.	4,235	9
	Black Box Corp.	4,506	9
	RF Industries Ltd.	1,925	9

*	ASV Holdings Inc.	1,137	8
*,^	EnSync Inc.	21,779	8
*	Aspen Aerogels Inc.	1,700	7
*	Cemtrex Inc.	2,300	7
	Issuer Direct Corp.	300	5
*	Tecogen Inc.	1,761	5
*	Digital Ally Inc.	1,400	4
*,2	Famous Dave's of America Inc. Rights Exp. 04/10/18	729	3
*,^	Payment Data Systems Inc.	1,400	3
*	Turtle Beach Corp.	3,800	2
*	Pioneer Power Solutions Inc.	256	2
*	Taylor Devices Inc.	138	1
*	SIFCO Industries Inc.	100	1
*	GEE Group Inc.	200	1
*	Astrotech Corp.	168	—
*	Air Industries Group	199	—
*	ENGlobal Corp.	300	—
*	Innovative Solutions & Support Inc.	48	—
*	Patriot National Inc.	7,513	—
			2,939,535
Oil & Gas (3.3%)
	Exxon Mobil Corp.	3,420,708	255,219
	Chevron Corp.	1,542,157	175,868
	Schlumberger Ltd.	1,117,624	72,400
	ConocoPhillips	948,178	56,217
	EOG Resources Inc.	467,132	49,175
	Occidental Petroleum Corp.	618,070	40,150
	Phillips 66	367,846	35,284
	Valero Energy Corp.	353,082	32,755
	Halliburton Co.	635,790	29,844
	Marathon Petroleum Corp.	394,212	28,821
	Anadarko Petroleum Corp.	429,948	25,973
	Pioneer Natural Resources Co.	137,560	23,630
	Kinder Morgan Inc.	1,512,740	22,782
	ONEOK Inc.	328,691	18,709
*	Concho Resources Inc.	120,189	18,068
	Williams Cos. Inc.	667,338	16,590
	Devon Energy Corp.	424,789	13,504
	Hess Corp.	240,473	12,173
	Noble Energy Inc.	393,114	11,911
	Apache Corp.	307,725	11,841
	Andeavor	117,413	11,807
	National Oilwell Varco Inc.	306,719	11,290
	Marathon Oil Corp.	685,504	11,057
	EQT Corp.	213,417	10,139
*	Diamondback Energy Inc.	79,018	9,997
	Baker Hughes a GE Co.	345,941	9,607
	Cabot Oil & Gas Corp.	372,794	8,940
*	Cheniere Energy Inc.	162,819	8,703
	Targa Resources Corp.	175,758	7,733
	Cimarex Energy Co.	76,833	7,184
	HollyFrontier Corp.	142,732	6,974
*	Parsley Energy Inc. Class A	192,724	5,587
	Helmerich & Payne Inc.	83,807	5,578
	OGE Energy Corp.	159,164	5,216
*	Energen Corp.	78,577	4,939
*	RSP Permian Inc.	102,002	4,782

*	WPX Energy Inc.	320,333	4,735
*	First Solar Inc.	63,074	4,477
*	Continental Resources Inc.	75,512	4,451
*	Newfield Exploration Co.	160,920	3,930
	Core Laboratories NV	35,927	3,888
*	Antero Resources Corp.	192,951	3,830
*	Transocean Ltd.	353,737	3,502
	Murphy Oil Corp.	131,395	3,395
	Patterson-UTI Energy Inc.	178,827	3,131
	Range Resources Corp.	202,052	2,938
	PBF Energy Inc. Class A	84,495	2,864
*	Centennial Resource Development Inc. Class A	146,613	2,690
*	PDC Energy Inc.	53,059	2,601
*	Whiting Petroleum Corp.	73,452	2,486
	Delek US Holdings Inc.	60,168	2,449
*	Matador Resources Co.	76,851	2,299
*	Callon Petroleum Co.	165,645	2,193
*,^	Chesapeake Energy Corp.	700,662	2,116
*	Oasis Petroleum Inc.	256,786	2,080
*	Southwestern Energy Co.	477,412	2,067
*	QEP Resources Inc.	198,483	1,943
*	CNX Resources Corp.	120,873	1,865
*	Weatherford International plc	802,106	1,837
*	SRC Energy Inc.	190,632	1,798
	Nabors Industries Ltd.	239,349	1,673
	SM Energy Co.	90,149	1,625
	Ensco plc Class A	354,585	1,557
	Oceaneering International Inc.	80,797	1,498
*	Chart Industries Inc.	23,999	1,417
*	McDermott International Inc.	229,022	1,395
*	Dril-Quip Inc.	31,090	1,393
	SemGroup Corp. Class A	63,576	1,361
*	Gulfport Energy Corp.	130,182	1,256
*	C&J Energy Services Inc.	48,441	1,251
	Pattern Energy Group Inc. Class A	69,870	1,208
*	Oil States International Inc.	46,056	1,207
*	MRC Global Inc.	73,344	1,206
*	Rowan Cos. plc Class A	101,789	1,175
*	Laredo Petroleum Inc.	127,115	1,107
*	Superior Energy Services Inc.	127,273	1,073
*	Carrizo Oil & Gas Inc.	62,686	1,003
^	RPC Inc.	54,297	979
*	Extraction Oil & Gas Inc.	85,325	978
*	Denbury Resources Inc.	336,215	921
*	NOW Inc.	89,492	915
*	Unit Corp.	43,329	856
*	ProPetro Holding Corp.	48,701	774
*,^	Diamond Offshore Drilling Inc.	52,490	769
*	Noble Corp. plc	197,552	733
*	Exterran Corp.	27,246	727
*	SEACOR Holdings Inc.	13,999	715
*,^	Jagged Peak Energy Inc.	49,967	706
*	Forum Energy Technologies Inc.	63,981	704
*	Alta Mesa Resources Inc.	85,122	681
*	Helix Energy Solutions Group Inc.	113,855	659
*	Ultra Petroleum Corp.	157,514	657
*	Ring Energy Inc.	45,702	656

*	Halcon Resources Corp.	120,263	586
*,^	California Resources Corp.	33,328	572
*	Resolute Energy Corp.	16,467	571
	Green Plains Inc.	32,876	552
*	Cactus Inc.	20,083	541
*	Newpark Resources Inc.	65,300	529
*	Keane Group Inc.	34,474	510
*	Tidewater Inc.	17,518	501
	Archrock Inc.	55,874	489
*	Par Pacific Holdings Inc.	27,116	466
*,^	Tellurian Inc.	63,425	457
*,^	WildHorse Resource Development Corp.	23,759	454
*	Bonanza Creek Energy Inc.	15,605	432
*	HighPoint Resources Corp.	84,460	429
*	Renewable Energy Group Inc.	33,000	422
*	SandRidge Energy Inc.	28,775	418
*	REX American Resources Corp.	5,680	413
	CVR Energy Inc.	13,621	412
*,^	SunPower Corp. Class A	49,315	394
*,^	Plug Power Inc.	197,450	373
*	FTS International Inc.	19,895	366
*	Select Energy Services Inc. Class A	28,884	365
*	Penn Virginia Corp.	10,133	355
*	Stone Energy Corp.	9,315	346
*	TETRA Technologies Inc.	89,788	337
*	W&T Offshore Inc.	69,452	308
*	Natural Gas Services Group Inc.	12,532	299
*	Abraxas Petroleum Corp.	134,400	298
*	Flotek Industries Inc.	44,954	274
*,^	Zion Oil & Gas Inc.	56,853	271
*	Midstates Petroleum Co. Inc.	20,300	271
*	Mammoth Energy Services Inc.	8,427	270
*	Matrix Service Co.	19,538	268
	Panhandle Oil and Gas Inc. Class A	13,586	262
	Bristow Group Inc.	20,023	260
*	Basic Energy Services Inc.	17,808	257
*	Trecora Resources	18,615	253
*	TPI Composites Inc.	11,079	249
*	SEACOR Marine Holdings Inc.	12,206	232
*	Enphase Energy Inc.	50,612	231
*	Solaris Oilfield Infrastructure Inc. Class A	13,065	216
	Evolution Petroleum Corp.	25,428	205
*	ION Geophysical Corp.	7,069	192
*	Liberty Oilfield Services Inc. Class A	11,084	187
*,^	Sanchez Energy Corp.	58,956	185
*	Green Brick Partners Inc.	16,073	175
*	Earthstone Energy Inc. Class A	15,976	162
*	Geospace Technologies Corp.	14,900	147
*,^	CARBO Ceramics Inc.	17,915	130
*	Key Energy Services Inc.	10,656	125
*	SilverBow Resources Inc.	4,256	124
*	Ameresco Inc. Class A	9,478	123
*	Pioneer Energy Services Corp.	44,592	120
*	Smart Sand Inc.	19,094	111
*	Dawson Geophysical Co.	16,091	108
*	Independence Contract Drilling Inc.	28,650	108
*	American Superconductor Corp.	17,349	101

*	Gastar Exploration Inc.	147,135	100
*	PHI Inc.	9,679	99
*	Comstock Resources Inc.	13,381	98
*,^	Northern Oil and Gas Inc.	49,250	97
*	Energy XXI Gulf Coast Inc.	24,380	94
*,^	Approach Resources Inc.	33,400	87
*	Lilis Energy Inc.	21,500	85
*	Pacific Ethanol Inc.	28,210	85
*	NCS Multistage Holdings Inc.	5,520	83
*,^	FuelCell Energy Inc.	47,492	82
	Gulf Island Fabrication Inc.	11,214	80
*	Contango Oil & Gas Co.	22,400	80
*	Nine Energy Service Inc.	3,253	79
*,^	NextDecade Corp.	15,585	77
	Adams Resources & Energy Inc.	1,582	69
*	Hornbeck Offshore Services Inc.	20,910	61
*	Gulfmark Offshore Inc.	2,009	58
*	Parker Drilling Co.	86,883	55
*	Eclipse Resources Corp.	36,935	53
*	Mitcham Industries Inc.	15,766	51
*	EP Energy Corp. Class A	36,211	49
*,^	Eco-Stim Energy Solutions Inc.	40,200	38
*	Jones Energy Inc. Class A	41,059	33
*	Erin Energy Corp.	6,376	23
*	PetroQuest Energy Inc.	33,664	20
*	VAALCO Energy Inc.	19,301	17
*,^	Aemetis Inc.	9,095	15
*	Lonestar Resources US Inc. Class A	2,885	13
*	Goodrich Petroleum Corp.	1,047	11
*	Quintana Energy Services Inc.	1,124	11
*	Isramco Inc.	100	10
*,^	Torchlight Energy Resources Inc.	6,236	8
*	Ranger Energy Services Inc.	982	8
*	Rosehill Resources Inc.	1,200	7
*,^	Ideal Power Inc.	5,565	6
*	PHI Inc.	500	5
*	Superior Drilling Products Inc.	3,000	5
*,^	Ocean Power Technologies Inc.	3,142	3
*,^	Yuma Energy Inc.	1,926	2
*,^	Tidewater Inc. Warrants to Expire	535	2
*	Tidewater Inc. Warrants to Expire	579	2
*,^	Basic Energy Services Inc. Warrants Exp. 12/23/23	2,067	1
*	Rex Energy Corp.	900	1
*	Enservco Corp.	486	—
*,^	Bonanza Creek Energy Inc. Warrants Exp. 04/28/20	2,104	—
2	Harvest Natural Resources Inc.	20,906	—
*,2	Ditech Holding Corp Warrants Exp 01/31/28	2,531	—
			1,204,522
Technology (11.5%)
	Apple Inc.	3,687,210	618,640
	Microsoft Corp.	6,217,176	567,442
*	Facebook Inc. Class A	1,934,362	309,092
*	Alphabet Inc. Class C	244,541	252,315
*	Alphabet Inc. Class A	236,454	245,236
	Intel Corp.	3,769,081	196,294
	Cisco Systems Inc.	3,890,273	166,854
	Oracle Corp.	2,507,209	114,705

	International Business Machines Corp.	747,571	114,700
	NVIDIA Corp.	440,300	101,969
*	Adobe Systems Inc.	397,076	85,800
	Texas Instruments Inc.	794,110	82,500
	Broadcom Ltd.	331,435	78,103
	QUALCOMM Inc.	1,195,185	66,225
*	salesforce.com Inc.	554,457	64,483
*	Micron Technology Inc.	933,529	48,674
	Applied Materials Inc.	848,267	47,172
	Cognizant Technology Solutions Corp. Class A	474,590	38,204
	Intuit Inc.	196,273	34,024
	HP Inc.	1,326,437	29,076
	Analog Devices Inc.	300,798	27,412
	Lam Research Corp.	131,682	26,753
	DXC Technology Co.	230,566	23,179
*	ServiceNow Inc.	139,556	23,090
*	Autodesk Inc.	178,050	22,360
	Hewlett Packard Enterprise Co.	1,265,888	22,204
	Western Digital Corp.	240,259	22,169
*	Red Hat Inc.	142,733	21,340
	Corning Inc.	693,266	19,328
	Microchip Technology Inc.	189,083	17,275
	Harris Corp.	96,116	15,502
	Xilinx Inc.	205,670	14,858
*	Twitter Inc.	510,409	14,807
*	Cerner Corp.	254,377	14,754
	Skyworks Solutions Inc.	147,048	14,743
*	Workday Inc. Class A	110,721	14,074
	KLA-Tencor Corp.	126,353	13,774
	Maxim Integrated Products Inc.	227,012	13,671
	Motorola Solutions Inc.	129,586	13,645
	NetApp Inc.	216,599	13,362
	Symantec Corp.	502,167	12,981
*	Palo Alto Networks Inc.	70,513	12,800
	Seagate Technology plc	207,112	12,120
*	Dell Technologies Inc. Class V	164,097	12,014
*	Splunk Inc.	113,765	11,193
*	ANSYS Inc.	67,382	10,558
*	Square Inc.	205,873	10,129
*	Synopsys Inc.	120,223	10,007
*	Arista Networks Inc.	38,784	9,902
*	Citrix Systems Inc.	104,176	9,668
*	IAC/InterActiveCorp	61,535	9,623
*	Akamai Technologies Inc.	129,767	9,211
	CDW Corp.	123,593	8,690
	CA Inc.	253,116	8,581
*	Cadence Design Systems Inc.	227,264	8,357
*	ON Semiconductor Corp.	341,603	8,356
*	Gartner Inc.	69,611	8,188
	Leidos Holdings Inc.	122,402	8,005
*,^	VeriSign Inc.	67,196	7,967
	SS&C Technologies Holdings Inc.	141,037	7,565
*,^	Advanced Micro Devices Inc.	740,599	7,443
	Juniper Networks Inc.	303,097	7,374
*	PTC Inc.	93,522	7,296
*	Qorvo Inc.	102,648	7,232
	Teradyne Inc.	157,502	7,199

*	F5 Networks Inc.	49,577	7,169
*	VMware Inc. Class A	58,428	7,086
	CDK Global Inc.	108,215	6,854
	Marvell Technology Group Ltd.	318,591	6,690
*	Veeva Systems Inc. Class A	89,995	6,571
*	GoDaddy Inc. Class A	106,383	6,534
*	Fortinet Inc.	119,111	6,382
*	CommScope Holding Co. Inc.	154,200	6,163
*	Microsemi Corp.	94,601	6,123
*	Tyler Technologies Inc.	28,915	6,100
*,^	Snap Inc.	362,223	5,748
*	Ultimate Software Group Inc.	22,852	5,569
	CSRA Inc.	132,226	5,452
	MKS Instruments Inc.	43,637	5,047
	LogMeIn Inc.	42,699	4,934
*	Guidewire Software Inc.	61,027	4,933
	Garmin Ltd.	83,212	4,904
*	Proofpoint Inc.	41,382	4,703
*	athenahealth Inc.	32,331	4,624
*	EPAM Systems Inc.	40,260	4,611
*	Aspen Technology Inc.	58,323	4,601
	Cypress Semiconductor Corp.	253,561	4,300
*	Cavium Inc.	53,255	4,227
*	Tableau Software Inc. Class A	51,697	4,178
*	Nutanix Inc.	84,791	4,164
*,^	Paycom Software Inc.	38,395	4,123
	DST Systems Inc.	48,387	4,048
*	Teradata Corp.	98,642	3,913
	Entegris Inc.	112,083	3,900
*	Fair Isaac Corp.	23,014	3,898
	Blackbaud Inc.	38,280	3,897
*	ARRIS International plc	144,513	3,840
*	Zendesk Inc.	77,736	3,721
*	Nuance Communications Inc.	235,084	3,703
	Monolithic Power Systems Inc.	29,643	3,432
*	2U Inc.	39,802	3,345
*	Cree Inc.	79,992	3,224
*	Integrated Device Technology Inc.	104,931	3,207
*	RingCentral Inc. Class A	50,051	3,178
*	Silicon Laboratories Inc.	34,774	3,126
*	NCR Corp.	98,430	3,103
*	Lumentum Holdings Inc.	48,136	3,071
*	CACI International Inc. Class A	19,817	2,999
*	Ciena Corp.	115,747	2,998
*	ViaSat Inc.	44,894	2,950
	j2 Global Inc.	37,200	2,936
*	HubSpot Inc.	27,081	2,933
	SYNNEX Corp.	24,128	2,857
*	Medidata Solutions Inc.	44,304	2,783
*	Tech Data Corp.	30,657	2,610
*	RealPage Inc.	50,527	2,602
*	Dycom Industries Inc.	23,566	2,536
*	New Relic Inc.	33,254	2,465
*	Ellie Mae Inc.	26,515	2,438
	Science Applications International Corp.	30,867	2,432
*	FireEye Inc.	140,427	2,377
*	ACI Worldwide Inc.	99,637	2,363

*	Manhattan Associates Inc.	55,787	2,336
	Cabot Microelectronics Corp.	21,566	2,310
*	Verint Systems Inc.	50,680	2,159
*	Cirrus Logic Inc.	51,960	2,111
*	Advanced Energy Industries Inc.	32,847	2,099
	InterDigital Inc.	28,326	2,085
*	Avaya Holdings Corp.	92,786	2,078
*	MuleSoft Inc. Class A	47,100	2,071
*	Semtech Corp.	53,044	2,071
*	Twilio Inc. Class A	53,536	2,044
*	Envestnet Inc.	35,431	2,030
*	Box Inc.	95,749	1,968
*	Mercury Systems Inc.	38,455	1,858
*	Qualys Inc.	25,331	1,843
*	Pure Storage Inc. Class A	91,858	1,833
*	CommVault Systems Inc.	31,668	1,811
*	Viavi Solutions Inc.	185,174	1,800
*	NetScout Systems Inc.	68,264	1,799
*	Allscripts Healthcare Solutions Inc.	145,158	1,793
*,^	Match Group Inc.	39,806	1,769
*	Cloudera Inc.	78,921	1,703
	Plantronics Inc.	27,927	1,686
	Pegasystems Inc.	27,596	1,674
	Pitney Bowes Inc.	151,642	1,651
*	Cornerstone OnDemand Inc.	41,988	1,642
	Power Integrations Inc.	23,290	1,592
*	EchoStar Corp. Class A	28,627	1,511
	Brooks Automation Inc.	55,522	1,504
	Cogent Communications Holdings Inc.	34,514	1,498
*,^	Finisar Corp.	93,274	1,475
	Progress Software Corp.	37,106	1,427
*	NETGEAR Inc.	24,428	1,397
*	VeriFone Systems Inc.	90,197	1,387
*	Coupa Software Inc.	30,285	1,382
	Ebix Inc.	18,050	1,345
*	Premier Inc. Class A	42,851	1,342
*,^	Ubiquiti Networks Inc.	19,354	1,332
*	Q2 Holdings Inc.	28,552	1,301
*	Bottomline Technologies de Inc.	33,562	1,301
*	Infinera Corp.	118,289	1,285
*	Five9 Inc.	43,031	1,282
	TiVo Corp.	94,441	1,280
*	Rambus Inc.	95,113	1,277
*	Okta Inc.	31,963	1,274
*	Synaptics Inc.	27,759	1,269
*	Varonis Systems Inc.	20,700	1,252
*	Oclaro Inc.	129,544	1,238
	CSG Systems International Inc.	25,713	1,165
*	Virtusa Corp.	22,720	1,101
*	MaxLinear Inc.	47,919	1,090
*	Electronics For Imaging Inc.	38,617	1,055
*	MicroStrategy Inc. Class A	8,043	1,037
*,^	3D Systems Corp.	88,387	1,024
*	Blackline Inc.	25,674	1,007
*	Extreme Networks Inc.	90,313	1,000
*	Insight Enterprises Inc.	28,305	989
*	SPS Commerce Inc.	15,371	985

*	Diodes Inc.	30,676	934
*	Inphi Corp.	30,970	932
*	Instructure Inc.	21,701	915
*	Alarm.com Holdings Inc.	23,605	891
*	Dropbox Inc. Class A	28,188	881
	Diebold Nixdorf Inc.	56,993	878
*	Amkor Technology Inc.	85,799	869
*	Blucora Inc.	34,177	841
	Xperi Corp.	39,585	837
*	Hortonworks Inc.	39,767	810
*	ePlus Inc.	10,311	801
*	Apptio Inc. Class A	28,199	799
*	FormFactor Inc.	56,663	773
*	Boingo Wireless Inc.	30,977	767
*	PROS Holdings Inc.	22,964	758
	Monotype Imaging Holdings Inc.	32,718	735
*	Shutterstock Inc.	15,200	732
*	Rudolph Technologies Inc.	26,397	731
*	LivePerson Inc.	44,655	730
*	Everbridge Inc.	19,759	723
*	ScanSource Inc.	20,238	719
*	Syntel Inc.	28,088	717
*	Quality Systems Inc.	51,968	709
	ADTRAN Inc.	44,743	696
	NIC Inc.	52,024	692
*	Acacia Communications Inc.	17,976	691
*	Web.com Group Inc.	38,188	691
*	Cray Inc.	32,867	680
*	Rapid7 Inc.	25,853	661
*	CEVA Inc.	18,176	658
*	Alteryx Inc. Class A	19,195	655
*	CalAmp Corp.	28,088	643
*	Carbonite Inc.	21,612	622
*	Lattice Semiconductor Corp.	110,827	617
*	Perficient Inc.	26,666	611
*	Axcelis Technologies Inc.	24,707	608
*	Loral Space & Communications Inc.	14,413	600
*	Yext Inc.	46,254	585
	Comtech Telecommunications Corp.	19,350	578
*	Super Micro Computer Inc.	33,814	575
*	Ultra Clean Holdings Inc.	29,096	560
	Cohu Inc.	24,324	555
*	Nanometrics Inc.	19,633	528
*	Vocera Communications Inc.	21,833	511
*	CommerceHub Inc.	21,585	485
*	Photronics Inc.	57,874	477
*	Xcerra Corp.	40,013	466
*	ForeScout Technologies Inc.	14,181	460
	Switch Inc.	28,623	455
*	Appfolio Inc.	10,960	448
*	Workiva Inc.	18,772	445
*,^	Gogo Inc.	50,543	436
*	SailPoint Technologies Holding Inc.	19,804	410
*	Ichor Holdings Ltd.	16,922	410
*	Tabula Rasa HealthCare Inc.	10,555	410
*	Unisys Corp.	38,068	409
*	Altair Engineering Inc. Class A	12,541	393

*	Presidio Inc.	24,722	387
	Computer Programs & Systems Inc.	12,979	379
	Forrester Research Inc.	8,643	358
*	Limelight Networks Inc.	85,421	351
*,^	Applied Optoelectronics Inc.	13,980	350
	Systemax Inc.	12,153	347
*	Cision Ltd.	29,937	346
*	Endurance International Group Holdings Inc.	46,222	342
*	USA Technologies Inc.	37,895	341
*	Benefitfocus Inc.	13,845	338
*	Upland Software Inc.	11,718	337
*	Synchronoss Technologies Inc.	31,155	329
*	VASCO Data Security International Inc.	23,843	309
*	Vectrus Inc.	8,238	307
	Hackett Group Inc.	18,781	302
*	Model N Inc.	16,425	296
*	Calix Inc.	41,922	287
*	Immersion Corp.	23,971	286
*	Zscaler Inc.	10,059	282
*	MongoDB Inc.	6,429	279
*	SendGrid Inc.	9,657	272
*	KeyW Holding Corp.	34,458	271
*	ConvergeOne Holdings Inc.	29,000	268
	QAD Inc. Class A	6,175	257
*	Harmonic Inc.	67,100	255
*	PDF Solutions Inc.	21,284	248
*	NeoPhotonics Corp.	36,096	247
*	DSP Group Inc.	20,216	239
*	CommerceHub Inc. Class A	10,472	236
*	Digi International Inc.	22,736	234
*	Ribbon Communications Inc.	45,185	230
	Preformed Line Products Co.	3,527	230
*	Kopin Corp.	72,876	227
	American Software Inc. Class A	17,347	226
*,2	Dyax Corp. CVR Exp. 12/31/19	112,113	224
*	Quantenna Communications Inc.	15,845	217
*	MobileIron Inc.	43,302	214
*	Brightcove Inc.	30,702	213
*	A10 Networks Inc.	36,363	212
*	Digimarc Corp.	8,814	211
*	Rosetta Stone Inc.	15,800	208
*	Mitek Systems Inc.	27,100	201
*	Alpha & Omega Semiconductor Ltd.	12,823	198
*	PAR Technology Corp.	13,813	195
*	Sigma Designs Inc.	31,300	194
*,^	TransEnterix Inc.	112,961	192
*	AXT Inc.	26,398	191
*,^	Impinj Inc.	14,653	191
*	Castlight Health Inc. Class B	50,611	185
	PC Connection Inc.	7,151	179
*	ChannelAdvisor Corp.	19,132	174
*	Internap Corp.	15,232	168
*	WideOpenWest Inc.	22,437	160
*	Appian Corp. Class A	6,260	158
*	RigNet Inc.	11,300	154
*	Zix Corp.	35,671	152
	TESSCO Technologies Inc.	6,381	148

*	Telaria Inc.	38,925	146
*	Telenav Inc.	26,591	144
*,^	VirnetX Holding Corp.	35,495	140
*	Amber Road Inc.	15,586	139
*	Agilysys Inc.	11,474	137
*	GSI Technology Inc.	16,774	124
	Simulations Plus Inc.	8,096	119
*	Adesto Technologies Corp.	15,500	115
*	EMCORE Corp.	19,636	112
*	Casa Systems Inc.	3,630	107
*	Clearfield Inc.	8,195	106
*	Ooma Inc.	9,537	104
*	Exela Technologies Inc.	18,184	101
	TransAct Technologies Inc.	7,400	97
*	KVH Industries Inc.	9,261	96
*	Amtech Systems Inc.	12,631	92
*	Meet Group Inc.	44,120	92
*	Seachange International Inc.	33,108	90
*	Pixelworks Inc.	23,098	89
*	Quantum Corp.	24,278	88
*,^	Aquantia Corp.	5,506	86
*,^	Park City Group Inc.	9,825	86
*	Great Elm Capital Group Inc.	21,361	85
*,^	QuickLogic Corp.	55,577	84
*	NetSol Technologies Inc.	18,320	84
*	Key Tronic Corp.	10,986	76
*	Bandwidth Inc. Class A	2,329	76
*,2	Babcock and Wilcox Enterprises Inc. Rights Exp. 04/10/18	38,821	74
*	Fusion Telecommunications International Inc.	22,860	74
*	Aerohive Networks Inc.	18,166	73
*	VOXX International Corp. Class A	14,054	70
*	eGain Corp.	8,666	69
*	inTEST Corp.	10,300	68
*	Rimini Street Inc.	7,549	65
*,^	SITO Mobile Ltd.	15,633	63
*	Data I/O Corp.	8,400	62
*	Computer Task Group Inc.	7,585	62
*	SecureWorks Corp. Class A	7,500	61
*	ID Systems Inc.	9,130	57
	GlobalSCAPE Inc.	14,200	52
*	Datawatch Corp.	5,954	52
*	CVD Equipment Corp.	5,349	49
*	Edgewater Technology Inc.	8,642	48
	PC-Tel Inc.	6,670	48
*	Icad Inc.	15,448	48
	AstroNova Inc.	2,500	39
*	Veritone Inc.	2,730	38
*	Identiv Inc.	10,116	38
*	Helios & Matheson Analytics Inc.	12,025	34
*	Resonant Inc.	10,257	33
*	Westell Technologies Inc. Class A	8,312	28
*,^	NXT-ID Inc.	12,058	24
*	Support.com Inc.	8,416	23
*	ADDvantage Technologies Group Inc.	18,034	23
*	Neurotrope Inc.	2,812	23
*	Everspin Technologies Inc.	2,969	22
	QAD Inc. Class B	677	21

*	LRAD Corp.	9,070	21
*	Finjan Holdings Inc.	6,350	21
*	Evolving Systems Inc.	3,774	18
*	Synacor Inc.	11,292	18
*	CCUR Holdings Inc.	3,739	18
*	Aehr Test Systems	7,936	18
*	Determine Inc.	12,197	17
*	BSQUARE Corp.	4,072	17
*	Atomera Inc.	2,715	17
*	SharpSpring Inc.	2,596	17
*	Qumu Corp.	9,333	16
*,^	ParkerVision Inc.	20,100	16
*	Intermolecular Inc.	11,600	15
*	DASAN Zhone Solutions Inc.	1,337	15
*	Marin Software Inc.	2,263	15
*	Inseego Corp.	8,260	15
*	Aviat Networks Inc.	859	14
*,^	Neonode Inc.	29,427	12
*	Airgain Inc.	1,505	12
*	BroadVision Inc.	4,181	11
*,^	iPass Inc.	23,644	9
*	Radisys Corp.	12,950	8
*	GSE Systems Inc.	2,539	8
*,^	Netlist Inc.	33,001	8
*	Smith Micro Software Inc.	3,802	7
*	Streamline Health Solutions Inc.	3,580	7
*	Intellicheck Inc.	3,589	6
*	Sunworks Inc.	6,576	6
*	Tintri Inc.	3,200	5
*	XpresSpa Group Inc.	7,203	5
*	WidePoint Corp.	7,022	4
	Network-1 Technologies Inc.	1,469	4
	ClearOne Inc.	425	3
*	Ominto Inc.	1,131	3
*	Xplore Technologies Corp.	1,000	3
*	Xcel Brands Inc.	929	3
*	Cinedigm Corp. Class A	1,800	2
*	Innodata Inc.	1,899	2
*,2	Gerber Scientific Inc. CVR	16,800	2
*	Inuvo Inc.	1,600	1
*	CynergisTek Inc.	246	1
	Communications Systems Inc.	214	1
*	ARC Group Worldwide Inc.	400	1
	RELM Wireless Corp.	100	—
			4,245,783
Telecommunications (1.0%)
	AT&T Inc.	4,957,508	176,735
	Verizon Communications Inc.	3,328,929	159,189
*	T-Mobile US Inc.	240,407	14,674
	CenturyLink Inc.	772,595	12,694
*	Zayo Group Holdings Inc.	170,192	5,814
*,^	Sprint Corp.	486,608	2,375
	Telephone & Data Systems Inc.	71,766	2,012
*	Vonage Holdings Corp.	168,860	1,798
*	GTT Communications Inc.	25,691	1,457
	Shenandoah Telecommunications Co.	36,882	1,328
*	8x8 Inc.	70,303	1,311

*	Iridium Communications Inc.	71,979	810
	Consolidated Communications Holdings Inc.	62,531	685
	ATN International Inc.	10,002	596
*	ORBCOMM Inc.	62,272	583
*	United States Cellular Corp.	13,699	551
*	Cincinnati Bell Inc.	38,246	530
^	Frontier Communications Corp.	66,500	493
*	Globalstar Inc.	460,832	317
	Spok Holdings Inc.	21,042	315
*	pdvWireless Inc.	9,248	276
	Windstream Holdings Inc.	144,237	203
*	HC2 Holdings Inc.	37,800	199
*	Hawaiian Telcom Holdco Inc.	7,205	192
*	Intelsat SA	39,267	148
*	Alaska Communications Systems Group Inc.	58,205	105
	IDT Corp. Class B	6,762	42
*	Rafael Holdings Inc. Class B	2,278	11
*,2	Ocera Therapeutics CVR Line	3,700	1
*,2	Chelsea Therapeutics International Ltd. CVR Exp.	53,188	—
			385,444
Utilities (1.7%)
	NextEra Energy Inc.	380,033	62,071
	Duke Energy Corp.	564,548	43,736
	Southern Co.	810,958	36,217
	Dominion Energy Inc.	518,581	34,968
	Exelon Corp.	778,379	30,365
	American Electric Power Co. Inc.	396,657	27,207
	Sempra Energy	221,445	24,629
	Public Service Enterprise Group Inc.	408,592	20,528
	Consolidated Edison Inc.	250,615	19,533
	Xcel Energy Inc.	407,638	18,539
	PG&E Corp.	415,443	18,250
	Edison International	262,837	16,732
	WEC Energy Group Inc.	255,237	16,003
	PPL Corp.	560,824	15,866
	DTE Energy Co.	144,514	15,087
	Eversource Energy	255,236	15,039
	FirstEnergy Corp.	383,850	13,055
	American Water Works Co. Inc.	141,818	11,648
	Entergy Corp.	144,768	11,405
	Ameren Corp.	194,586	11,019
	CMS Energy Corp.	226,503	10,258
	CenterPoint Energy Inc.	347,200	9,513
	Alliant Energy Corp.	183,343	7,491
	Atmos Energy Corp.	88,853	7,485
	NRG Energy Inc.	242,398	7,400
	Pinnacle West Capital Corp.	88,621	7,072
	NiSource Inc.	270,002	6,456
	UGI Corp.	139,363	6,191
	Westar Energy Inc. Class A	116,720	6,138
	AES Corp.	534,355	6,076
	Great Plains Energy Inc.	173,552	5,517
	Aqua America Inc.	151,800	5,170
	Vectren Corp.	68,648	4,388
	SCANA Corp.	116,568	4,377
*	Vistra Energy Corp.	206,851	4,309
*	Calpine Corp.	281,687	4,296

	IDACORP Inc.			41,485	3,662
	WGL Holdings Inc.			40,815	3,414
	National Fuel Gas Co.			63,646	3,275
	Hawaiian Electric Industries Inc.			89,083	3,063
	ALLETE Inc.			41,875	3,025
	Portland General Electric Co.			72,963	2,956
	ONE Gas Inc.			43,438	2,868
	New Jersey Resources Corp.			70,678	2,834
	Avista Corp.			53,158	2,724
	Spire Inc.			36,740	2,656
	Southwest Gas Holdings Inc.			39,021	2,639
	Avangrid Inc.			50,446	2,579
	PNM Resources Inc.			64,519	2,468
	Black Hills Corp.			43,015	2,336
	NorthWestern Corp.			38,325	2,062
	South Jersey Industries Inc.			67,760	1,908
	El Paso Electric Co.			33,885	1,728
	Ormat Technologies Inc.			29,565	1,667
	MGE Energy Inc.			28,843	1,618
	American States Water Co.			30,295	1,607
*	Dynegy Inc.			117,783	1,592
	Northwest Natural Gas Co.			25,607	1,476
	California Water Service Group			37,387	1,393
	Chesapeake Utilities Corp.			12,060	848
*	Evoqua Water Technologies Corp.			36,379	775
	SJW Group			14,212	749
	TerraForm Power Inc. Class A			64,487	692
	Unitil Corp.			14,021	651
*,^	Sunrun Inc.			68,555	612
	Connecticut Water Service Inc.			8,407	509
	Middlesex Water Co.			10,689	392
	York Water Co.			8,106	251
	RGC Resources Inc.			9,400	239
	Artesian Resources Corp. Class A			6,304	230
*	Atlantic Power Corp.			103,002	216
*,^	Cadiz Inc.			15,627	211
*	Pure Cycle Corp.			19,761	187
*,^	Vivint Solar Inc.			42,105	154
	Spark Energy Inc. Class A			12,600	149
*	AquaVenture Holdings Ltd.			7,643	95
*	US Geothermal Inc.			14,479	78
	Genie Energy Ltd. Class B			100	—
					626,622
Total Common Stocks (Cost $9,646,864)					21,912,606
				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
U.S. Government and Agency Obligations (25.5%)
U.S. Government Securities (16.1%)
	United States Treasury Note/Bond	9.125%	5/15/18	1,675	1,688
	United States Treasury Note/Bond	1.375%	7/31/18	251	251
	United States Treasury Note/Bond	1.500%	8/31/18	575	574
	United States Treasury Note/Bond	3.750%	11/15/18	671	678
	United States Treasury Note/Bond	1.375%	11/30/18	1,488	1,481
	United States Treasury Note/Bond	1.375%	12/31/18	4,375	4,352
	United States Treasury Note/Bond	1.125%	1/31/19	1,780	1,766

United States Treasury Note/Bond	1.250%	1/31/19	10,475	10,401
United States Treasury Note/Bond	1.500%	1/31/19	8,425	8,383
United States Treasury Note/Bond	2.750%	2/15/19	5,220	5,247
United States Treasury Note/Bond	8.875%	2/15/19	1,850	1,959
United States Treasury Note/Bond	1.125%	2/28/19	345	342
United States Treasury Note/Bond	1.375%	2/28/19	17,375	17,258
United States Treasury Note/Bond	1.500%	2/28/19	32,590	32,412
United States Treasury Note/Bond	1.500%	3/31/19	12,250	12,173
United States Treasury Note/Bond	1.625%	3/31/19	7,755	7,716
United States Treasury Note/Bond	1.250%	4/30/19	11,467	11,356
United States Treasury Note/Bond	1.625%	4/30/19	36,004	35,796
United States Treasury Note/Bond	0.875%	5/15/19	20,496	20,201
United States Treasury Note/Bond	3.125%	5/15/19	19,835	20,037
United States Treasury Note/Bond	1.125%	5/31/19	5,525	5,458
United States Treasury Note/Bond	1.250%	5/31/19	110	109
United States Treasury Note/Bond	1.500%	5/31/19	26,796	26,587
United States Treasury Note/Bond	0.875%	6/15/19	17,000	16,737
United States Treasury Note/Bond	1.000%	6/30/19	6,502	6,406
United States Treasury Note/Bond	1.250%	6/30/19	12,015	11,876
United States Treasury Note/Bond	1.625%	6/30/19	25,287	25,113
United States Treasury Note/Bond	0.875%	7/31/19	32,592	32,032
United States Treasury Note/Bond	1.375%	7/31/19	5,940	5,876
United States Treasury Note/Bond	1.625%	7/31/19	18,861	18,720
United States Treasury Note/Bond	0.750%	8/15/19	12,451	12,207
United States Treasury Note/Bond	3.625%	8/15/19	18,900	19,254
United States Treasury Note/Bond	8.125%	8/15/19	5,535	5,979
United States Treasury Note/Bond	1.000%	8/31/19	14,175	13,934
United States Treasury Note/Bond	1.250%	8/31/19	10,477	10,336
United States Treasury Note/Bond	1.625%	8/31/19	9,946	9,864
United States Treasury Note/Bond	0.875%	9/15/19	16,055	15,744
United States Treasury Note/Bond	1.000%	9/30/19	15,000	14,733
United States Treasury Note/Bond	1.750%	9/30/19	19,330	19,194
United States Treasury Note/Bond	1.000%	10/15/19	13,655	13,403
United States Treasury Note/Bond	1.250%	10/31/19	3,800	3,742
United States Treasury Note/Bond	1.500%	10/31/19	69,470	68,667
United States Treasury Note/Bond	1.000%	11/15/19	163,585	160,364
United States Treasury Note/Bond	3.375%	11/15/19	24,504	24,940
United States Treasury Note/Bond	1.000%	11/30/19	26,025	25,496
United States Treasury Note/Bond	1.500%	11/30/19	35,106	34,678
United States Treasury Note/Bond	1.750%	11/30/19	39,445	39,125
United States Treasury Note/Bond	1.375%	12/15/19	18,585	18,309
United States Treasury Note/Bond	1.125%	12/31/19	1,075	1,054
United States Treasury Note/Bond	1.625%	12/31/19	28,033	27,731
United States Treasury Note/Bond	1.875%	12/31/19	16,965	16,854
United States Treasury Note/Bond	1.375%	1/15/20	31,028	30,548
United States Treasury Note/Bond	1.250%	1/31/20	17,475	17,156
United States Treasury Note/Bond	1.375%	1/31/20	2,295	2,259
United States Treasury Note/Bond	2.000%	1/31/20	400	398
United States Treasury Note/Bond	1.375%	2/15/20	20,386	20,048
United States Treasury Note/Bond	3.625%	2/15/20	8,270	8,473
United States Treasury Note/Bond	8.500%	2/15/20	3,269	3,646
United States Treasury Note/Bond	1.375%	2/29/20	14,143	13,904
United States Treasury Note/Bond	2.250%	2/29/20	5,156	5,154
United States Treasury Note/Bond	1.625%	3/15/20	12,380	12,223
United States Treasury Note/Bond	1.125%	3/31/20	11,000	10,749
United States Treasury Note/Bond	1.375%	3/31/20	20,250	19,886
United States Treasury Note/Bond	2.250%	3/31/20	16,065	16,060

United States Treasury Note/Bond	1.500%	4/15/20	29,330	28,862
United States Treasury Note/Bond	1.125%	4/30/20	7,970	7,778
United States Treasury Note/Bond	1.375%	4/30/20	36,097	35,414
United States Treasury Note/Bond	1.500%	5/15/20	81,832	80,464
United States Treasury Note/Bond	3.500%	5/15/20	18,560	19,007
United States Treasury Note/Bond	1.375%	5/31/20	18,815	18,439
United States Treasury Note/Bond	1.500%	5/31/20	41,462	40,743
United States Treasury Note/Bond	1.500%	6/15/20	15,000	14,735
United States Treasury Note/Bond	1.625%	6/30/20	26,710	26,301
United States Treasury Note/Bond	1.875%	6/30/20	21,525	21,306
United States Treasury Note/Bond	1.500%	7/15/20	44,330	43,506
United States Treasury Note/Bond	1.625%	7/31/20	16,115	15,859
United States Treasury Note/Bond	2.000%	7/31/20	6,268	6,222
United States Treasury Note/Bond	1.500%	8/15/20	26,380	25,877
United States Treasury Note/Bond	2.625%	8/15/20	15,775	15,871
United States Treasury Note/Bond	1.375%	8/31/20	19,177	18,737
United States Treasury Note/Bond	1.375%	9/15/20	12,482	12,195
United States Treasury Note/Bond	1.625%	10/15/20	38,791	38,088
United States Treasury Note/Bond	1.375%	10/31/20	43,104	42,040
United States Treasury Note/Bond	1.750%	10/31/20	32,911	32,402
United States Treasury Note/Bond	1.750%	11/15/20	117,815	115,992
United States Treasury Note/Bond	2.625%	11/15/20	66,571	66,987
4 United States Treasury Note/Bond	1.625%	11/30/20	38,750	38,005
United States Treasury Note/Bond	2.000%	11/30/20	19,950	19,760
United States Treasury Note/Bond	1.875%	12/15/20	60,095	59,316
United States Treasury Note/Bond	1.750%	12/31/20	10,644	10,468
United States Treasury Note/Bond	2.375%	12/31/20	20,452	20,452
United States Treasury Note/Bond	2.000%	1/15/21	14,791	14,641
United States Treasury Note/Bond	1.375%	1/31/21	34,657	33,698
United States Treasury Note/Bond	2.125%	1/31/21	19,996	19,849
United States Treasury Note/Bond	2.250%	2/15/21	44,653	44,472
United States Treasury Note/Bond	3.625%	2/15/21	10,603	10,966
United States Treasury Note/Bond	7.875%	2/15/21	400	461
United States Treasury Note/Bond	1.125%	2/28/21	19,237	18,549
United States Treasury Note/Bond	2.000%	2/28/21	12,275	12,137
United States Treasury Note/Bond	2.375%	3/15/21	20,751	20,741
United States Treasury Note/Bond	1.250%	3/31/21	43,160	41,724
United States Treasury Note/Bond	2.250%	3/31/21	9,050	9,009
United States Treasury Note/Bond	1.375%	4/30/21	1,039	1,007
United States Treasury Note/Bond	2.250%	4/30/21	12,075	12,017
United States Treasury Note/Bond	3.125%	5/15/21	29,512	30,125
United States Treasury Note/Bond	1.375%	5/31/21	13,330	12,901
United States Treasury Note/Bond	2.000%	5/31/21	27,003	26,644
United States Treasury Note/Bond	1.125%	6/30/21	51,329	49,236
United States Treasury Note/Bond	2.125%	6/30/21	38,700	38,313
United States Treasury Note/Bond	1.125%	7/31/21	26,420	25,305
United States Treasury Note/Bond	2.250%	7/31/21	19,600	19,474
United States Treasury Note/Bond	2.125%	8/15/21	20,605	20,377
United States Treasury Note/Bond	1.125%	8/31/21	16,257	15,548
United States Treasury Note/Bond	2.000%	8/31/21	6,175	6,081
United States Treasury Note/Bond	1.125%	9/30/21	21,860	20,876
United States Treasury Note/Bond	2.125%	9/30/21	10,325	10,207
United States Treasury Note/Bond	1.250%	10/31/21	43,150	41,350
United States Treasury Note/Bond	2.000%	10/31/21	20,510	20,177
United States Treasury Note/Bond	2.000%	11/15/21	54,050	53,163
United States Treasury Note/Bond	1.750%	11/30/21	46,330	45,143
United States Treasury Note/Bond	1.875%	11/30/21	10,876	10,648

United States Treasury Note/Bond	2.000%	12/31/21	10,723	10,532
United States Treasury Note/Bond	2.125%	12/31/21	20,200	19,941
United States Treasury Note/Bond	1.500%	1/31/22	8,364	8,058
United States Treasury Note/Bond	1.875%	1/31/22	53,130	51,918
United States Treasury Note/Bond	2.000%	2/15/22	3,553	3,490
United States Treasury Note/Bond	1.750%	2/28/22	26,621	25,881
United States Treasury Note/Bond	1.875%	2/28/22	33,555	32,768
United States Treasury Note/Bond	1.750%	3/31/22	22,279	21,645
United States Treasury Note/Bond	1.875%	3/31/22	14,755	14,398
United States Treasury Note/Bond	1.750%	4/30/22	4,600	4,464
United States Treasury Note/Bond	1.875%	4/30/22	12,850	12,527
United States Treasury Note/Bond	1.750%	5/15/22	1,025	994
United States Treasury Note/Bond	1.750%	5/31/22	36,207	35,109
United States Treasury Note/Bond	1.875%	5/31/22	14,975	14,598
United States Treasury Note/Bond	1.750%	6/30/22	1,405	1,361
United States Treasury Note/Bond	2.125%	6/30/22	19,560	19,245
United States Treasury Note/Bond	1.875%	7/31/22	36,690	35,692
United States Treasury Note/Bond	2.000%	7/31/22	7,795	7,627
United States Treasury Note/Bond	1.625%	8/15/22	12,333	11,873
United States Treasury Note/Bond	1.625%	8/31/22	6,550	6,300
United States Treasury Note/Bond	1.875%	8/31/22	8,616	8,379
United States Treasury Note/Bond	1.750%	9/30/22	8,875	8,575
United States Treasury Note/Bond	1.875%	9/30/22	29,360	28,525
United States Treasury Note/Bond	1.875%	10/31/22	14,555	14,134
United States Treasury Note/Bond	2.000%	10/31/22	20,710	20,218
United States Treasury Note/Bond	1.625%	11/15/22	17,550	16,843
United States Treasury Note/Bond	2.000%	11/30/22	48,163	46,997
United States Treasury Note/Bond	2.125%	12/31/22	54,980	53,906
United States Treasury Note/Bond	1.750%	1/31/23	25,218	24,280
United States Treasury Note/Bond	2.375%	1/31/23	975	967
United States Treasury Note/Bond	2.000%	2/15/23	12,778	12,446
United States Treasury Note/Bond	7.125%	2/15/23	1,100	1,329
United States Treasury Note/Bond	1.500%	2/28/23	23,005	21,869
United States Treasury Note/Bond	2.625%	2/28/23	15,685	15,727
United States Treasury Note/Bond	1.500%	3/31/23	24,625	23,382
United States Treasury Note/Bond	2.500%	3/31/23	49,000	48,831
United States Treasury Note/Bond	1.625%	4/30/23	4,285	4,089
United States Treasury Note/Bond	1.750%	5/15/23	36,043	34,590
United States Treasury Note/Bond	1.625%	5/31/23	23,885	22,769
United States Treasury Note/Bond	1.375%	6/30/23	25,610	24,085
United States Treasury Note/Bond	1.250%	7/31/23	22,360	20,861
United States Treasury Note/Bond	2.500%	8/15/23	34,410	34,232
United States Treasury Note/Bond	6.250%	8/15/23	8,980	10,620
United States Treasury Note/Bond	1.375%	8/31/23	22,170	20,795
United States Treasury Note/Bond	1.375%	9/30/23	24,910	23,334
United States Treasury Note/Bond	1.625%	10/31/23	49,991	47,429
United States Treasury Note/Bond	2.750%	11/15/23	28,356	28,542
United States Treasury Note/Bond	2.125%	11/30/23	65,970	64,228
United States Treasury Note/Bond	2.250%	12/31/23	9,575	9,378
United States Treasury Note/Bond	2.250%	1/31/24	34,830	34,090
United States Treasury Note/Bond	2.750%	2/15/24	22,074	22,205
United States Treasury Note/Bond	2.125%	2/29/24	47,810	46,443
United States Treasury Note/Bond	2.125%	3/31/24	37,500	36,387
United States Treasury Note/Bond	2.000%	4/30/24	30,695	29,553
United States Treasury Note/Bond	2.500%	5/15/24	65,279	64,688
United States Treasury Note/Bond	2.000%	5/31/24	37,779	36,350
United States Treasury Note/Bond	2.000%	6/30/24	18,635	17,919

United States Treasury Note/Bond	2.125%	7/31/24	14,710	14,243
United States Treasury Note/Bond	2.375%	8/15/24	33,710	33,125
United States Treasury Note/Bond	1.875%	8/31/24	13,448	12,820
United States Treasury Note/Bond	2.125%	9/30/24	64,208	62,091
United States Treasury Note/Bond	2.250%	10/31/24	35,320	34,393
United States Treasury Note/Bond	2.250%	11/15/24	36,046	35,083
United States Treasury Note/Bond	7.500%	11/15/24	675	873
4 United States Treasury Note/Bond	2.125%	11/30/24	70,805	68,382
United States Treasury Note/Bond	2.250%	12/31/24	65,650	63,865
United States Treasury Note/Bond	2.500%	1/31/25	14,165	13,995
United States Treasury Note/Bond	2.000%	2/15/25	61,048	58,367
United States Treasury Note/Bond	2.750%	2/28/25	28,030	28,131
United States Treasury Note/Bond	2.625%	3/31/25	31,575	31,427
United States Treasury Note/Bond	2.125%	5/15/25	41,761	40,188
United States Treasury Note/Bond	2.000%	8/15/25	31,347	29,853
United States Treasury Note/Bond	6.875%	8/15/25	1,163	1,488
United States Treasury Note/Bond	2.250%	11/15/25	30,347	29,356
United States Treasury Note/Bond	1.625%	2/15/26	21,332	19,669
United States Treasury Note/Bond	1.625%	5/15/26	50,448	46,373
United States Treasury Note/Bond	1.500%	8/15/26	51,545	46,768
United States Treasury Note/Bond	6.750%	8/15/26	3,095	4,031
United States Treasury Note/Bond	2.000%	11/15/26	37,355	35,213
United States Treasury Note/Bond	6.500%	11/15/26	5,910	7,625
United States Treasury Note/Bond	2.250%	2/15/27	41,127	39,507
United States Treasury Note/Bond	2.375%	5/15/27	42,305	41,023
United States Treasury Note/Bond	2.250%	8/15/27	44,099	42,266
United States Treasury Note/Bond	2.250%	11/15/27	39,003	37,333
United States Treasury Note/Bond	6.125%	11/15/27	3,275	4,208
United States Treasury Note/Bond	2.750%	2/15/28	53,338	53,321
United States Treasury Note/Bond	5.500%	8/15/28	5,245	6,536
United States Treasury Note/Bond	5.250%	11/15/28	9,875	12,122
United States Treasury Note/Bond	5.250%	2/15/29	11,313	13,938
United States Treasury Note/Bond	6.125%	8/15/29	4,420	5,859
United States Treasury Note/Bond	6.250%	5/15/30	11,570	15,685
United States Treasury Note/Bond	5.375%	2/15/31	12,800	16,376
United States Treasury Note/Bond	4.500%	2/15/36	21,500	26,529
United States Treasury Note/Bond	4.750%	2/15/37	5,925	7,573
United States Treasury Note/Bond	5.000%	5/15/37	15,403	20,274
United States Treasury Note/Bond	4.375%	2/15/38	16,842	20,692
United States Treasury Note/Bond	4.500%	5/15/38	8,000	9,996
United States Treasury Note/Bond	3.500%	2/15/39	20,301	22,265
United States Treasury Note/Bond	4.250%	5/15/39	8,883	10,790
United States Treasury Note/Bond	4.500%	8/15/39	8,684	10,894
United States Treasury Note/Bond	4.375%	11/15/39	11,686	14,445
United States Treasury Note/Bond	4.625%	2/15/40	13,760	17,576
United States Treasury Note/Bond	4.375%	5/15/40	8,750	10,830
United States Treasury Note/Bond	3.875%	8/15/40	11,185	12,924
United States Treasury Note/Bond	4.250%	11/15/40	10,317	12,571
United States Treasury Note/Bond	4.750%	2/15/41	15,588	20,316
United States Treasury Note/Bond	4.375%	5/15/41	12,450	15,465
United States Treasury Note/Bond	3.750%	8/15/41	12,000	13,644
United States Treasury Note/Bond	3.125%	11/15/41	13,128	13,530
United States Treasury Note/Bond	3.125%	2/15/42	15,773	16,259
United States Treasury Note/Bond	3.000%	5/15/42	3,425	3,454
United States Treasury Note/Bond	2.750%	8/15/42	35,375	34,098
United States Treasury Note/Bond	2.750%	11/15/42	78,783	75,853
United States Treasury Note/Bond	3.125%	2/15/43	33,667	34,609

United States Treasury Note/Bond	2.875%	5/15/43	38,760	38,112
United States Treasury Note/Bond	3.625%	8/15/43	36,486	40,745
United States Treasury Note/Bond	3.750%	11/15/43	23,554	26,844
United States Treasury Note/Bond	3.625%	2/15/44	29,063	32,483
United States Treasury Note/Bond	3.375%	5/15/44	21,816	23,404
United States Treasury Note/Bond	3.125%	8/15/44	13,001	13,355
United States Treasury Note/Bond	3.000%	11/15/44	20,069	20,157
United States Treasury Note/Bond	2.500%	2/15/45	36,593	33,322
United States Treasury Note/Bond	3.000%	5/15/45	20,139	20,218
United States Treasury Note/Bond	2.875%	8/15/45	27,867	27,296
United States Treasury Note/Bond	3.000%	11/15/45	5,078	5,095
United States Treasury Note/Bond	2.500%	2/15/46	39,339	35,712
United States Treasury Note/Bond	2.500%	5/15/46	41,805	37,918
United States Treasury Note/Bond	2.250%	8/15/46	25,312	21,741
United States Treasury Note/Bond	2.875%	11/15/46	36,710	35,907
United States Treasury Note/Bond	3.000%	2/15/47	7,500	7,520
United States Treasury Note/Bond	3.000%	5/15/47	46,322	46,430
United States Treasury Note/Bond	2.750%	8/15/47	32,138	30,636
United States Treasury Note/Bond	2.750%	11/15/47	32,422	30,902
United States Treasury Note/Bond	3.000%	2/15/48	47,575	47,716
				5,941,811
Agency Bonds and Notes (0.7%)
5 AID-Iraq	2.149%	1/18/22	1,100	1,081
5 AID-Israel	5.500%	12/4/23	375	427
5 AID-Israel	5.500%	4/26/24	1,400	1,606
5 AID-Jordan	1.945%	6/23/19	600	596
5 AID-Jordan	2.503%	10/30/20	750	747
5 AID-Jordan	2.578%	6/30/22	320	317
5 AID-Jordan	3.000%	6/30/25	400	396
5 AID-Tunisia	2.452%	7/24/21	250	248
5 AID-Tunisia	1.416%	8/5/21	200	193
5 AID-Ukraine	1.844%	5/16/19	350	349
5 AID-Ukraine	1.847%	5/29/20	700	689
5 AID-Ukraine	1.471%	9/29/21	675	647
3 Federal Farm Credit Banks	5.150%	11/15/19	3,000	3,136
3 Federal Farm Credit Banks	2.375%	3/27/20	500	500
3 Federal Farm Credit Banks	1.680%	10/13/20	825	810
3 Federal Farm Credit Banks	3.500%	12/20/23	500	521
3 Federal Home Loan Banks	1.375%	5/28/19	3,000	2,972
3 Federal Home Loan Banks	1.125%	6/21/19	4,300	4,244
3 Federal Home Loan Banks	0.875%	8/5/19	2,000	1,964
3 Federal Home Loan Banks	1.000%	9/26/19	4,000	3,927
3 Federal Home Loan Banks	1.500%	10/21/19	5,475	5,411
3 Federal Home Loan Banks	1.375%	11/15/19	1,575	1,552
3 Federal Home Loan Banks	2.125%	2/11/20	8,075	8,044
3 Federal Home Loan Banks	1.875%	3/13/20	500	496
3 Federal Home Loan Banks	4.125%	3/13/20	2,075	2,145
3 Federal Home Loan Banks	2.375%	3/30/20	5,430	5,434
3 Federal Home Loan Banks	3.375%	6/12/20	1,825	1,864
3 Federal Home Loan Banks	1.375%	9/28/20	1,950	1,902
3 Federal Home Loan Banks	5.250%	12/11/20	1,000	1,073
3 Federal Home Loan Banks	1.375%	2/18/21	1,600	1,552
3 Federal Home Loan Banks	5.625%	6/11/21	1,600	1,753
3 Federal Home Loan Banks	1.125%	7/14/21	3,000	2,871
3 Federal Home Loan Banks	1.875%	11/29/21	6,000	5,863
3 Federal Home Loan Banks	2.125%	3/10/23	3,155	3,076
3 Federal Home Loan Banks	2.875%	6/14/24	2,000	2,013

3 Federal Home Loan Banks	5.375%	8/15/24	815	939
3 Federal Home Loan Banks	5.500%	7/15/36	2,775	3,688
6 Federal Home Loan Mortgage Corp.	1.125%	4/15/19	5,000	4,945
6 Federal Home Loan Mortgage Corp.	1.750%	5/30/19	2,900	2,885
6 Federal Home Loan Mortgage Corp.	0.875%	7/19/19	2,837	2,788
6 Federal Home Loan Mortgage Corp.	1.250%	8/1/19	1,163	1,148
6 Federal Home Loan Mortgage Corp.	1.250%	10/2/19	10,975	10,810
6 Federal Home Loan Mortgage Corp.	1.500%	1/17/20	12,500	12,322
6 Federal Home Loan Mortgage Corp.	1.375%	4/20/20	3,143	3,082
6 Federal Home Loan Mortgage Corp.	1.375%	5/1/20	1,257	1,232
6 Federal Home Loan Mortgage Corp.	1.625%	9/29/20	4,000	3,925
6 Federal Home Loan Mortgage Corp.	1.875%	11/17/20	8,726	8,605
6 Federal Home Loan Mortgage Corp.	2.375%	2/16/21	5,000	4,989
6 Federal Home Loan Mortgage Corp.	1.125%	8/12/21	8,000	7,642
6 Federal Home Loan Mortgage Corp.	2.375%	1/13/22	2,800	2,780
6 Federal Home Loan Mortgage Corp.	6.750%	9/15/29	270	365
6 Federal Home Loan Mortgage Corp.	6.250%	7/15/32	2,941	4,002
6 Federal National Mortgage Assn.	1.750%	6/20/19	4,000	3,978
6 Federal National Mortgage Assn.	0.875%	8/2/19	2,000	1,964
6 Federal National Mortgage Assn.	1.000%	8/28/19	6,350	6,241
6 Federal National Mortgage Assn.	1.750%	9/12/19	7,000	6,950
6 Federal National Mortgage Assn.	0.000%	10/9/19	2,435	2,348
6 Federal National Mortgage Assn.	1.000%	10/24/19	2,500	2,451
6 Federal National Mortgage Assn.	1.750%	11/26/19	1,800	1,784
6 Federal National Mortgage Assn.	1.625%	1/21/20	2,000	1,976
6 Federal National Mortgage Assn.	1.500%	2/28/20	5,060	4,982
6 Federal National Mortgage Assn.	1.500%	6/22/20	4,000	3,925
6 Federal National Mortgage Assn.	1.500%	7/30/20	3,000	2,939
6 Federal National Mortgage Assn.	1.500%	11/30/20	2,774	2,709
6 Federal National Mortgage Assn.	1.875%	12/28/20	2,000	1,971
6 Federal National Mortgage Assn.	1.375%	2/26/21	1,900	1,843
6 Federal National Mortgage Assn.	1.250%	8/17/21	2,000	1,918
6 Federal National Mortgage Assn.	1.375%	10/7/21	3,000	2,884
6 Federal National Mortgage Assn.	2.000%	1/5/22	6,000	5,878
6 Federal National Mortgage Assn.	1.875%	4/5/22	5,000	4,870
6 Federal National Mortgage Assn.	2.000%	10/5/22	4,200	4,091
6 Federal National Mortgage Assn.	2.375%	1/19/23	9,574	9,450
6 Federal National Mortgage Assn.	2.625%	9/6/24	2,000	1,980
6 Federal National Mortgage Assn.	2.125%	4/24/26	2,100	1,983
6 Federal National Mortgage Assn.	1.875%	9/24/26	2,900	2,671
6 Federal National Mortgage Assn.	7.125%	1/15/30	1,405	1,963
6 Federal National Mortgage Assn.	7.250%	5/15/30	2,025	2,870
6 Federal National Mortgage Assn.	6.625%	11/15/30	6,320	8,629
6 Federal National Mortgage Assn.	5.625%	7/15/37	1,260	1,707
Private Export Funding Corp.	1.450%	8/15/19	350	346
Private Export Funding Corp.	2.250%	3/15/20	650	647
Private Export Funding Corp.	2.300%	9/15/20	175	174
Private Export Funding Corp.	4.300%	12/15/21	175	185
Private Export Funding Corp.	2.800%	5/15/22	200	201
Private Export Funding Corp.	2.050%	11/15/22	4,175	4,048
Private Export Funding Corp.	3.550%	1/15/24	725	753
Private Export Funding Corp.	2.450%	7/15/24	525	512
Private Export Funding Corp.	3.250%	6/15/25	175	178
3 Tennessee Valley Authority	2.250%	3/15/20	1,575	1,571
3 Tennessee Valley Authority	3.875%	2/15/21	905	939
3 Tennessee Valley Authority	1.875%	8/15/22	425	412
3 Tennessee Valley Authority	2.875%	9/15/24	954	955

3	Tennessee Valley Authority	6.750%	11/1/25	3,520	4,420
3	Tennessee Valley Authority	2.875%	2/1/27	1,000	990
3	Tennessee Valley Authority	7.125%	5/1/30	2,000	2,793
3	Tennessee Valley Authority	4.650%	6/15/35	500	590
3	Tennessee Valley Authority	5.880%	4/1/36	285	389
3	Tennessee Valley Authority	5.500%	6/15/38	225	297
3	Tennessee Valley Authority	5.250%	9/15/39	1,312	1,716
3	Tennessee Valley Authority	5.375%	4/1/56	580	802
3	Tennessee Valley Authority	4.625%	9/15/60	519	643
3	Tennessee Valley Authority	4.250%	9/15/65	700	811
					267,893
Conventional Mortgage-Backed Securities (8.7%)
6,7	Fannie Mae Pool	2.000%	11/1/27–11/1/31	7,402	7,079
6,7	Fannie Mae Pool	2.500%	1/1/27–10/1/46	97,550	95,746
6,7,8Fannie Mae Pool		3.000%	1/1/26–4/1/48	350,068	344,999
6,7,8Fannie Mae Pool		3.500%	9/1/25–4/1/48	419,020	421,351
6,7,8Fannie Mae Pool		4.000%	7/1/18–4/1/48	270,459	278,441
6,7,8Fannie Mae Pool		4.500%	5/1/18–4/1/48	99,425	104,670
6,7	Fannie Mae Pool	5.000%	4/1/18–1/1/44	36,375	39,174
6,7	Fannie Mae Pool	5.500%	4/1/18–4/1/40	29,243	32,007
6,7	Fannie Mae Pool	6.000%	1/1/19–5/1/41	19,759	22,074
6,7	Fannie Mae Pool	6.500%	10/1/23–10/1/39	5,617	6,245
6,7	Fannie Mae Pool	7.000%	12/1/22–11/1/37	1,954	2,214
6,7	Fannie Mae Pool	7.500%	11/1/22–12/1/32	164	178
6,7	Fannie Mae Pool	8.000%	12/1/22–10/1/30	35	40
6,7	Fannie Mae Pool	8.500%	7/1/22–7/1/30	22	25
6,7	Fannie Mae Pool	9.000%	7/1/22–6/1/26	8	8
6,7	Fannie Mae Pool	9.500%	8/1/20–2/1/25	1	1
6,7	Fannie Mae Pool	10.000%	1/1/20–8/1/21	—	—
6,7	Freddie Mac Gold Pool	2.000%	8/1/28–12/1/31	3,673	3,504
6,7,8Freddie Mac Gold Pool		2.500%	4/1/27–10/1/46	71,110	69,900
6,7,8Freddie Mac Gold Pool		3.000%	10/1/24–3/1/48	241,904	238,274
6,7,8Freddie Mac Gold Pool		3.500%	9/1/25–4/1/48	267,700	269,421
6,7,8Freddie Mac Gold Pool		4.000%	7/1/18–4/1/48	155,265	159,777
6,7,8Freddie Mac Gold Pool		4.500%	4/1/18–4/1/48	61,861	64,960
6,7	Freddie Mac Gold Pool	5.000%	4/1/18–10/1/41	19,498	20,928
6,7	Freddie Mac Gold Pool	5.500%	10/1/18–6/1/41	17,274	18,891
6,7	Freddie Mac Gold Pool	6.000%	9/1/18–5/1/40	9,355	10,426
6,7	Freddie Mac Gold Pool	6.500%	2/1/19–3/1/39	2,298	2,577
6,7	Freddie Mac Gold Pool	7.000%	10/1/22–12/1/38	661	747
6,7	Freddie Mac Gold Pool	7.500%	1/1/23–1/1/32	106	118
6,7	Freddie Mac Gold Pool	8.000%	1/1/22–1/1/31	75	82
6,7	Freddie Mac Gold Pool	8.500%	11/1/24–5/1/30	10	11
6,7	Freddie Mac Gold Pool	9.000%	10/1/21–5/1/25	7	7
6,7	Freddie Mac Gold Pool	9.500%	8/1/20–4/1/25	—	—
6,7	Freddie Mac Gold Pool	10.000%	4/1/25	—	—
7	Ginnie Mae I Pool	3.000%	1/15/26–5/15/45	11,420	11,290
7,8	Ginnie Mae I Pool	3.500%	11/15/25–4/1/48	14,128	14,310
7,8	Ginnie Mae I Pool	4.000%	10/15/24–4/1/48	24,079	24,836
7,8	Ginnie Mae I Pool	4.500%	8/15/18–4/1/48	21,696	22,814
7	Ginnie Mae I Pool	5.000%	5/15/18–4/15/41	12,791	13,664
7	Ginnie Mae I Pool	5.500%	6/15/18–6/15/41	6,220	6,799
7	Ginnie Mae I Pool	6.000%	12/15/23–12/15/40	3,774	4,202
7	Ginnie Mae I Pool	6.500%	11/15/23–8/15/39	1,268	1,373
7	Ginnie Mae I Pool	7.000%	1/15/23–8/15/32	526	589
7	Ginnie Mae I Pool	7.500%	11/15/22–3/15/32	160	175
7	Ginnie Mae I Pool	8.000%	3/15/22–3/15/32	101	111

7	Ginnie Mae I Pool	8.500%	8/15/22–6/15/30	19	19
7	Ginnie Mae I Pool	9.000%	1/15/20–2/15/30	14	14
7	Ginnie Mae I Pool	9.500%	8/15/20	—	—
7	Ginnie Mae I Pool	10.000%	3/15/19	—	—
7	Ginnie Mae II Pool	2.500%	6/20/27–12/20/46	9,063	8,714
7	Ginnie Mae II Pool	3.000%	2/20/27–2/20/48	238,020	234,375
7,8	Ginnie Mae II Pool	3.500%	9/20/25–4/1/48	368,095	372,708
7,8	Ginnie Mae II Pool	4.000%	9/20/25–4/1/48	163,019	168,473
7,8	Ginnie Mae II Pool	4.500%	11/20/35–4/1/48	61,589	64,794
7	Ginnie Mae II Pool	5.000%	6/20/33–7/20/44	22,182	23,717
7	Ginnie Mae II Pool	5.500%	12/20/33–9/20/41	6,944	7,407
7	Ginnie Mae II Pool	6.000%	3/20/33–7/20/39	2,806	3,096
7	Ginnie Mae II Pool	6.500%	12/20/35–11/20/39	816	910
7	Ginnie Mae II Pool	7.000%	4/20/38–8/20/38	132	157
					3,198,422
Nonconventional Mortgage-Backed Securities (0.0%)
6,7	Fannie Mae Pool	2.124%	3/1/43	493	488
6,7	Fannie Mae Pool	2.178%	6/1/43	376	373
6,7	Fannie Mae Pool	2.196%	10/1/42	204	208
6,7	Fannie Mae Pool	2.267%	7/1/43	551	537
6,7	Fannie Mae Pool	2.394%	10/1/42	308	307
6,7	Fannie Mae Pool	2.435%	9/1/43	60	59
6,7	Fannie Mae Pool	2.576%	4/1/37	38	39
6,7	Fannie Mae Pool	2.707%	12/1/43	545	567
6,7	Fannie Mae Pool	2.723%	1/1/42	244	244
6,7	Fannie Mae Pool	2.725%	3/1/42	317	329
6,7	Fannie Mae Pool	2.879%	9/1/43	372	391
6,7,9Fannie Mae Pool		3.060%	9/1/37	141	150
6,7,9Fannie Mae Pool		3.112%	12/1/41	110	113
6,7	Fannie Mae Pool	3.298%	7/1/36	24	25
6,7	Fannie Mae Pool	3.310%	12/1/33	38	40
6,7	Fannie Mae Pool	3.345%	8/1/42	239	238
6,7	Fannie Mae Pool	3.362%	8/1/35	92	97
6,7	Fannie Mae Pool	3.385%	11/1/36	90	95
6,7	Fannie Mae Pool	3.410%	9/1/40	28	30
6,7	Fannie Mae Pool	3.415%	6/1/36	4	5
6,7,9Fannie Mae Pool		3.423%	10/1/37	77	79
6,7,9Fannie Mae Pool		3.440%	10/1/39–9/1/42	238	247
6,7	Fannie Mae Pool	3.445%	7/1/39	12	13
6,7,9Fannie Mae Pool		3.447%	6/1/42	570	592
6,7	Fannie Mae Pool	3.448%	8/1/40	47	49
6,7,9Fannie Mae Pool		3.450%	12/1/40	108	113
6,7	Fannie Mae Pool	3.455%	11/1/39	22	23
6,7	Fannie Mae Pool	3.471%	9/1/34	31	32
6,7	Fannie Mae Pool	3.499%	5/1/40	43	46
6,7	Fannie Mae Pool	3.500%	10/1/40	59	62
6,7	Fannie Mae Pool	3.530%	12/1/37	67	69
6,7,9Fannie Mae Pool		3.533%	4/1/37	61	64
6,7	Fannie Mae Pool	3.535%	7/1/37	23	24
6,7	Fannie Mae Pool	3.537%	8/1/37	65	68
6,7,9Fannie Mae Pool		3.541%	5/1/42	259	269
6,7	Fannie Mae Pool	3.543%	2/1/36	45	46
6,7,9Fannie Mae Pool		3.555%	11/1/41	114	121
6,7,9Fannie Mae Pool		3.556%	12/1/39	78	81
6,7,9Fannie Mae Pool		3.560%	11/1/33–12/1/40	187	195
6,7,9Fannie Mae Pool		3.563%	11/1/41	96	101
6,7,9Fannie Mae Pool		3.565%	11/1/40–12/1/40	93	97

6,7,9Fannie Mae Pool		3.567%	12/1/41	103	109
6,7,9Fannie Mae Pool		3.568%	9/1/40	133	140
6,7	Fannie Mae Pool	3.570%	12/1/40	36	37
6,7,9Fannie Mae Pool		3.575%	3/1/42	135	144
6,7	Fannie Mae Pool	3.578%	3/1/41	88	94
6,7	Fannie Mae Pool	3.579%	1/1/37	60	63
6,7	Fannie Mae Pool	3.587%	7/1/42	123	132
6,7	Fannie Mae Pool	3.590%	8/1/39	28	29
6,7,9Fannie Mae Pool		3.600%	1/1/42	113	118
6,7,9Fannie Mae Pool		3.602%	8/1/39	110	112
6,7,9Fannie Mae Pool		3.615%	4/1/41–5/1/42	161	163
6,7	Fannie Mae Pool	3.621%	2/1/42	539	570
6,7,9Fannie Mae Pool		3.627%	3/1/38	6	6
6,7,9Fannie Mae Pool		3.635%	11/1/39	52	54
6,7,9Fannie Mae Pool		3.637%	5/1/41–7/1/41	337	354
6,7,9Fannie Mae Pool		3.638%	5/1/40	17	17
6,7	Fannie Mae Pool	3.640%	11/1/34	57	60
6,7,9Fannie Mae Pool		3.645%	1/1/40	91	94
6,7,9Fannie Mae Pool		3.648%	2/1/42	139	149
6,7,9Fannie Mae Pool		3.682%	2/1/41	38	38
6,7	Fannie Mae Pool	3.703%	6/1/41	32	34
6,7,9Fannie Mae Pool		3.726%	3/1/41	112	117
6,7	Fannie Mae Pool	3.732%	6/1/41	124	130
6,7	Fannie Mae Pool	3.739%	2/1/41	82	86
6,7	Fannie Mae Pool	3.750%	2/1/41	41	43
6,7	Fannie Mae Pool	3.788%	1/1/35	105	112
6,7	Freddie Mac Non Gold Pool	2.388%	5/1/42	53	52
6,7	Freddie Mac Non Gold Pool	2.535%	11/1/43	369	377
6,7	Freddie Mac Non Gold Pool	2.732%	2/1/42	147	147
6,7	Freddie Mac Non Gold Pool	2.735%	10/1/37	5	5
6,7	Freddie Mac Non Gold Pool	2.962%	12/1/41	187	195
6,7	Freddie Mac Non Gold Pool	3.216%	5/1/36	30	31
6,7	Freddie Mac Non Gold Pool	3.231%	1/1/37	68	71
6,7	Freddie Mac Non Gold Pool	3.329%	7/1/35	39	41
6,7	Freddie Mac Non Gold Pool	3.375%	1/1/38	20	22
6,7	Freddie Mac Non Gold Pool	3.390%	12/1/36	39	41
6,7	Freddie Mac Non Gold Pool	3.399%	3/1/42	172	181
6,7,9Freddie Mac Non Gold Pool		3.410%	10/1/37	34	35
6,7	Freddie Mac Non Gold Pool	3.490%	1/1/35	8	9
6,7	Freddie Mac Non Gold Pool	3.492%	12/1/36	22	23
6,7,9Freddie Mac Non Gold Pool		3.495%	12/1/40	102	105
6,7	Freddie Mac Non Gold Pool	3.496%	12/1/34	19	19
6,7	Freddie Mac Non Gold Pool	3.497%	11/1/34	40	42
6,7	Freddie Mac Non Gold Pool	3.500%	5/1/38	4	4
6,7	Freddie Mac Non Gold Pool	3.522%	9/1/37	132	135
6,7	Freddie Mac Non Gold Pool	3.537%	3/1/37	10	10
6,7	Freddie Mac Non Gold Pool	3.561%	12/1/35	66	69
6,7,9Freddie Mac Non Gold Pool		3.562%	2/1/37	27	28
6,7	Freddie Mac Non Gold Pool	3.630%	5/1/40–12/1/40	106	109
6,7,9Freddie Mac Non Gold Pool		3.635%	2/1/42	37	39
6,7,9Freddie Mac Non Gold Pool		3.649%	9/1/40	125	131
6,7	Freddie Mac Non Gold Pool	3.650%	11/1/40	44	45
6,7,9Freddie Mac Non Gold Pool		3.694%	6/1/41	35	37
6,7	Freddie Mac Non Gold Pool	3.703%	1/1/41	23	24
6,7,9Freddie Mac Non Gold Pool		3.706%	5/1/40	22	23
6,7,9Freddie Mac Non Gold Pool		3.708%	6/1/40	39	40
6,7,9Freddie Mac Non Gold Pool		3.729%	6/1/40	42	44

6,7	Freddie Mac Non Gold Pool	3.743%	1/1/41	94	98
6,7	Freddie Mac Non Gold Pool	3.753%	5/1/37	107	110
6,7	Freddie Mac Non Gold Pool	3.803%	10/1/36	33	35
6,7	Freddie Mac Non Gold Pool	3.861%	3/1/41	22	23
6,7,9Freddie Mac Non Gold Pool		3.901%	2/1/41	31	32
6,7,9Freddie Mac Non Gold Pool		3.910%	2/1/41	61	64
6,7	Freddie Mac Non Gold Pool	3.972%	2/1/36	36	38
6,7	Freddie Mac Non Gold Pool	4.566%	3/1/38	10	11
7,9	Ginnie Mae II Pool	2.375%	1/20/41–3/20/43	1,325	1,367
7,9	Ginnie Mae II Pool	2.625%	4/20/41–6/20/43	790	810
7,9	Ginnie Mae II Pool	2.750%	7/20/38–8/20/41	463	476
7	Ginnie Mae II Pool	3.000%	5/20/41	35	36
7,9	Ginnie Mae II Pool	3.125% 10/20/38–12/20/42		1,485	1,529
7	Ginnie Mae II Pool	3.500%	12/20/43	89	90
7,9	Ginnie Mae II Pool	3.625%	11/20/40	22	22
					16,606
Total U.S. Government and Agency Obligations (Cost $9,582,367)					9,424,732
Asset-Backed/Commercial Mortgage-Backed Securities (1.0%)
7	Ally Auto Receivables Trust 2014-3	1.720%	3/16/20	148	147
7	Ally Auto Receivables Trust 2015-1	1.390%	9/16/19	22	22
7	Ally Auto Receivables Trust 2015-1	1.750%	5/15/20	125	124
7	Ally Auto Receivables Trust 2015-2	1.490%	11/15/19	79	79
7	Ally Auto Receivables Trust 2015-2	1.840%	6/15/20	175	174
7	Ally Auto Receivables Trust 2018-1	2.350%	6/15/22	450	447
7	Ally Auto Receivables Trust 2018-1	2.530%	2/15/23	125	123
7	Ally Master Owner Trust Series 2015-3	1.630%	5/15/20	550	550
7	Ally Master Owner Trust Series 2018-1	2.700%	1/17/23	1,800	1,790
7	American Express Credit Account Master
	Trust 2017-1	1.930%	9/15/22	1,075	1,061
7	American Express Credit Account Master
	Trust 2017-3	1.770%	11/15/22	3,000	2,945
7	American Express Credit Account Master
	Trust 2017-6	2.040%	5/15/23	1,600	1,571
7	American Express Credit Account Master
	Trust 2017-7	2.350%	5/15/25	975	952
7	American Express Credit Account Master
	Trust 2018-1	2.670%	10/17/22	1,200	1,200
7	American Express Credit Account Master
	Trust 2018-2	3.010%	10/15/25	1,075	1,077
7	AmeriCredit Automobile Receivables Trust
	2016-3	1.460%	5/10/21	300	298
7	AmeriCredit Automobile Receivables Trust
	2017-3	1.900%	3/18/22	340	335
7	BA Credit Card Trust 2017-A1	1.950%	8/15/22	1,075	1,059
7	BA Credit Card Trust 2018-A1	2.700%	7/17/23	2,000	1,991
7	Banc of America Commercial Mortgage Trust
	2015-UBS7	3.429%	9/15/48	175	178
7	Banc of America Commercial Mortgage Trust
	2015-UBS7	3.705%	9/15/48	300	303
7	Banc of America Commercial Mortgage Trust
	2017-BNK3	3.574%	2/15/50	1,080	1,080
7	Banc of America Commercial Mortgage Trust
	2017-BNK3	3.748%	2/15/50	420	420
7	BANK 2017 - BNK4	3.625%	5/15/50	800	808
7	BANK 2017 - BNK5	3.390%	6/15/60	700	694
7	BANK 2017 - BNK5	3.624%	6/15/60	350	348

7 BANK 2017 - BNK6	3.518%	7/15/60	980	974
7 BANK 2017 - BNK6	3.741%	7/15/60	980	984
7 BANK 2017 - BNK7	3.175%	9/15/60	450	438
7 BANK 2017 - BNK7	3.435%	9/15/60	275	274
7 BANK 2017 - BNK7	3.748%	9/15/60	300	300
7 BANK 2017 - BNK8	3.488%	11/15/50	600	599
7 BANK 2017 - BNK8	3.731%	11/15/50	100	100
7 BANK 2017 - BNK9	3.279%	11/15/54	600	594
7 BANK 2017 - BNK9	3.538%	11/15/54	600	601
7 BANK 2018 - BNK10	3.641%	2/15/61	125	126
7 BANK 2018 - BNK10	3.688%	2/15/61	1,050	1,058
7 BANK 2018 - BNK10	3.898%	2/15/61	150	153
Bank of Nova Scotia	2.125%	9/11/19	900	894
Bank of Nova Scotia	1.850%	4/14/20	1,800	1,769
Bank of Nova Scotia	1.875%	4/26/21	600	582
7 Barclays Dryrock Issuance Trust 2015-2	1.560%	3/15/21	300	300
7 Barclays Dryrock Issuance Trust 2016-1	1.520%	5/16/22	525	518
7 BBCMS Mortgage Trust 2017-C1	3.674%	2/15/50	1,175	1,180
7 BBCMS Mortgage Trust 2017-C1	3.898%	2/15/50	325	332
7 Bear Stearns Commercial Mortgage
Securities Trust 2007-TOP26	5.513%	1/12/45	96	96
7 BENCHMARK 2018-B1 Mortgage Trust	3.666%	1/15/51	450	453
7 BENCHMARK 2018-B1 Mortgage Trust	3.878%	1/15/51	200	203
7 BENCHMARK 2018-B2 Mortgage Trust	3.662%	2/15/51	450	462
7 BENCHMARK 2018-B2 Mortgage Trust	3.882%	2/15/51	1,300	1,336
7 BENCHMARK 2018-B2 Mortgage Trust	4.084%	2/15/51	625	646
7 BENCHMARK 2018-B3 Mortgage Trust	3.848%	4/10/51	400	413
7 BENCHMARK 2018-B3 Mortgage Trust	4.025%	4/10/51	1,000	1,037
7 BMW Vehicle Lease Trust 2017-2	2.070%	10/20/20	275	272
7 BMW Vehicle Owner Trust 2014-A	1.500%	2/25/21	115	115
7 BMW Vehicle Owner Trust 2018-A	2.350%	4/25/22	650	645
7 BMW Vehicle Owner Trust 2018-A	2.510%	6/25/24	125	124
7 Capital Auto Receivables Asset Trust 2015-1	1.860%	10/21/19	118	118
7 Capital Auto Receivables Asset Trust 2015-2	1.730%	9/20/19	98	98
7 Capital Auto Receivables Asset Trust 2015-2	1.970%	1/21/20	225	225
7 Capital Auto Receivables Asset Trust 2015-3	2.130%	5/20/20	225	225
7 Capital Auto Receivables Asset Trust 2015-4	1.830%	3/20/20	239	239
7 Capital Auto Receivables Asset Trust 2015-4	2.010%	7/20/20	200	199
7 Capital Auto Receivables Asset Trust 2016-3	1.690%	3/20/21	225	222
7 Capital One Multi-Asset Execution Trust
2015-A2	2.080%	3/15/23	875	864
7 Capital One Multi-Asset Execution Trust
2015-A5	1.600%	5/17/21	400	399
7 Capital One Multi-Asset Execution Trust
2015-A8	2.050%	8/15/23	600	588
7 Capital One Multi-Asset Execution Trust
2016-A3	1.340%	4/15/22	575	567
7 Capital One Multi-Asset Execution Trust
2016-A4	1.330%	6/15/22	775	762
7 Capital One Multi-Asset Execution Trust
2016-A6	1.820%	9/15/22	650	641
7 Capital One Multi-Asset Execution Trust
2017-A1	2.000%	1/17/23	700	691
7 Capital One Multi-Asset Execution Trust
2017-A3	2.430%	1/15/25	700	686
7 Capital One Multi-Asset Execution Trust
2017-A4	1.990%	7/17/23	1,125	1,105

7 Capital One Multi-Asset Execution Trust
2017-A6	2.290%	7/15/25	925	900
7 CarMax Auto Owner Trust 2014-3	1.730%	2/18/20	111	110
7 CarMax Auto Owner Trust 2015-2	1.370%	3/16/20	80	80
7 CarMax Auto Owner Trust 2015-2	1.800%	3/15/21	100	99
7 CarMax Auto Owner Trust 2015-3	1.980%	2/16/21	100	99
7 CarMax Auto Owner Trust 2015-4	1.830%	6/15/21	150	148
7 CarMax Auto Owner Trust 2016-3	1.390%	5/17/21	325	321
7 CarMax Auto Owner Trust 2016-3	1.600%	1/18/22	115	112
7 CarMax Auto Owner Trust 2017-4	2.110%	10/17/22	325	321
7 CarMax Auto Owner Trust 2017-4	2.330%	5/15/23	225	221
7 CarMax Auto Owner Trust 2018-1	2.480%	11/15/22	350	347
7 CarMax Auto Owner Trust 2018-1	2.640%	6/15/23	100	99
7 CD 2016-CD1 Commercial Mortgage Trust	2.724%	8/10/49	625	592
7 CD 2016-CD2 Commercial Mortgage Trust	3.526%	11/10/49	600	603
7 CD 2017-CD3 Commercial Mortgage Trust	3.453%	2/10/50	66	67
7 CD 2017-CD3 Commercial Mortgage Trust	3.631%	2/10/50	503	509
7 CD 2017-CD3 Commercial Mortgage Trust	3.833%	2/10/50	131	131
7 CD 2017-CD4 Commercial Mortgage Trust	3.514%	5/10/50	500	499
7 CD 2017-CD4 Commercial Mortgage Trust	3.747%	5/10/50	300	302
7 CD 2017-CD6 Commercial Mortgage Trust	3.332%	11/13/50	250	251
7 CD 2017-CD6 Commercial Mortgage Trust	3.456%	11/13/50	475	473
7 CD 2017-CD6 Commercial Mortgage Trust	3.709%	11/13/50	275	274
7 CenterPoint Energy Transition Bond Co. II
LLC 2005-A	5.302%	8/1/20	52	53
7 CenterPoint Energy Transition Bond Co. IV
LLC 2012-1	3.028%	10/15/25	800	798
7 CFCRE Commercial Mortgage Trust 2016-
C3	3.865%	1/10/48	425	432
7 CFCRE Commercial Mortgage Trust 2016-
C4	3.283%	5/10/58	550	537
7 CFCRE Commercial Mortgage Trust 2016-
C4	3.691%	5/10/58	400	400
7 CFCRE Commercial Mortgage Trust 2016-
C6	3.217%	11/10/49	950	919
7 CFCRE Commercial Mortgage Trust 2017-
C8	3.572%	6/15/50	300	298
7 Chase Issuance Trust 2012-A4	1.580%	8/16/21	600	592
7 Chase Issuance Trust 2012-A7	2.160%	9/16/24	1,314	1,275
7 Chase Issuance Trust 2014-A2	2.770%	3/15/23	900	902
7 Chase Issuance Trust 2015-A4	1.840%	4/15/22	600	589
7 Chase Issuance Trust 2015-A5	1.360%	4/15/20	1,225	1,225
7 Chase Issuance Trust 2016-A2	1.370%	6/15/21	775	764
7 Chase Issuance Trust 2016-A4	1.490%	7/15/22	700	681
7 Chase Issuance Trust 2016-A5	1.270%	7/15/21	775	763
7 Citibank Credit Card Issuance Trust 2014-A1	2.880%	1/23/23	2,350	2,351
7 Citibank Credit Card Issuance Trust 2014-A5	2.680%	6/7/23	750	747
7 Citibank Credit Card Issuance Trust 2014-A6	2.150%	7/15/21	2,100	2,089
7 Citibank Credit Card Issuance Trust 2014-A8	1.730%	4/9/20	1,250	1,249
7 Citibank Credit Card Issuance Trust 2016-A2	2.190%	11/20/23	775	756
7 Citibank Credit Card Issuance Trust 2017-A2	1.740%	1/19/21	1,400	1,392
7 Citibank Credit Card Issuance Trust 2018-A1	2.490%	1/20/23	2,100	2,083
7 Citigroup Commercial Mortgage Trust 2012-
GC8	3.024%	9/10/45	600	598
7 Citigroup Commercial Mortgage Trust 2013-
GC11	3.093%	4/10/46	100	99

7 Citigroup Commercial Mortgage Trust 2013-
GC11	3.422%	4/10/46	100	99
7 Citigroup Commercial Mortgage Trust 2013-
GC15	3.161%	9/10/46	215	216
7 Citigroup Commercial Mortgage Trust 2013-
GC15	4.371%	9/10/46	225	237
7 Citigroup Commercial Mortgage Trust 2013-
GC15	4.649%	9/10/46	350	371
7 Citigroup Commercial Mortgage Trust 2013-
GC17	3.675%	11/10/46	75	76
7 Citigroup Commercial Mortgage Trust 2013-
GC17	4.131%	11/10/46	275	286
7 Citigroup Commercial Mortgage Trust 2013-
GC17	4.544%	11/10/46	100	105
7 Citigroup Commercial Mortgage Trust 2013-
GC17	5.095%	11/10/46	100	108
7 Citigroup Commercial Mortgage Trust 2014-
GC19	2.790%	3/10/47	126	126
7 Citigroup Commercial Mortgage Trust 2014-
GC19	3.552%	3/10/47	75	76
7 Citigroup Commercial Mortgage Trust 2014-
GC19	4.023%	3/10/47	125	129
7 Citigroup Commercial Mortgage Trust 2014-
GC19	4.345%	3/10/47	125	130
7 Citigroup Commercial Mortgage Trust 2014-
GC21	3.855%	5/10/47	200	205
7 Citigroup Commercial Mortgage Trust 2014-
GC21	4.328%	5/10/47	150	151
7 Citigroup Commercial Mortgage Trust 2014-
GC23	3.622%	7/10/47	300	304
7 Citigroup Commercial Mortgage Trust 2014-
GC25	3.635%	10/10/47	650	657
7 Citigroup Commercial Mortgage Trust 2015-
GC27	3.137%	2/10/48	800	787
7 Citigroup Commercial Mortgage Trust 2015-
GC27	3.571%	2/10/48	325	322
7 Citigroup Commercial Mortgage Trust 2015-
GC29	2.674%	4/10/48	149	149
7 Citigroup Commercial Mortgage Trust 2015-
GC29	3.192%	4/10/48	650	641
7 Citigroup Commercial Mortgage Trust 2015-
GC29	3.758%	4/10/48	318	317
7 Citigroup Commercial Mortgage Trust 2015-
GC31	3.762%	6/10/48	350	356
7 Citigroup Commercial Mortgage Trust 2015-
GC33	3.778%	9/10/58	425	435
7 Citigroup Commercial Mortgage Trust 2016-
C1	3.003%	5/10/49	225	221
7 Citigroup Commercial Mortgage Trust 2016-
C1	3.209%	5/10/49	425	417
7 Citigroup Commercial Mortgage Trust 2016-
GC36	3.616%	2/10/49	800	807
7 Citigroup Commercial Mortgage Trust 2016-
P4	2.902%	7/10/49	250	240
7 Citigroup Commercial Mortgage Trust 2017-
B1	3.458%	8/15/50	1,000	992

7	Citigroup Commercial Mortgage Trust 2017-
	B1	3.711%	8/15/50	200	200
7	Citigroup Commercial Mortgage Trust 2017-
	C4	3.471%	10/12/50	600	597
7	Citigroup Commercial Mortgage Trust 2017-
	C4	3.764%	10/12/50	150	151
7	Citigroup Commercial Mortgage Trust 2018-
	B2	3.788%	3/10/51	150	154
7	Citigroup Commercial Mortgage Trust 2018-
	B2	4.009%	3/10/51	1,200	1,246
7	COMM 2012-CCRE2 Mortgage Trust	3.147%	8/15/45	144	144
7	COMM 2012-CCRE2 Mortgage Trust	3.791%	8/15/45	189	191
7,10 COMM 2012-CCRE3 Mortgage Trust		3.416%	10/15/45	227	227
7	COMM 2012-CCRE4 Mortgage Trust	2.853%	10/15/45	350	344
7	COMM 2013-CCRE10 Mortgage Trust	4.210%	8/10/46	160	167
7	COMM 2013-CCRE11 Mortgage Trust	3.047%	8/10/50	200	200
7	COMM 2013-CCRE11 Mortgage Trust	3.660%	8/10/50	200	203
7	COMM 2013-CCRE11 Mortgage Trust	3.983%	8/10/50	260	268
7	COMM 2013-CCRE11 Mortgage Trust	4.258%	8/10/50	330	346
7	COMM 2013-CCRE11 Mortgage Trust	4.715%	8/10/50	200	211
7	COMM 2013-CCRE12 Mortgage Trust	2.904%	10/10/46	125	125
7	COMM 2013-CCRE12 Mortgage Trust	3.623%	10/10/46	125	128
7	COMM 2013-CCRE12 Mortgage Trust	3.765%	10/10/46	175	179
7	COMM 2013-CCRE12 Mortgage Trust	4.046%	10/10/46	125	130
7	COMM 2013-CCRE12 Mortgage Trust	4.300%	10/10/46	75	78
7	COMM 2013-CCRE12 Mortgage Trust	4.762%	10/10/46	50	52
7	COMM 2013-CCRE13 Mortgage Trust	3.039%	11/10/46	75	75
7	COMM 2013-CCRE13 Mortgage Trust	3.706%	11/10/46	50	51
7	COMM 2013-CCRE13 Mortgage Trust	4.194%	11/10/46	450	470
7	COMM 2013-CCRE13 Mortgage Trust	4.449%	11/10/46	150	156
7	COMM 2013-CCRE6 Mortgage Trust	3.101%	3/10/46	183	182
7	COMM 2013-CCRE7 Mortgage Trust	3.213%	3/10/46	150	150
7	COMM 2013-CCRE8 Mortgage Trust	3.612%	6/10/46	223	227
7	COMM 2013-CCRE9 Mortgage Trust	4.243%	7/10/45	365	383
7	COMM 2013-LC13 Mortgage Trust	3.009%	8/10/46	178	178
7	COMM 2013-LC13 Mortgage Trust	4.205%	8/10/46	230	240
7	COMM 2013-LC6 Mortgage Trust	2.941%	1/10/46	277	274
7	COMM 2013-LC6 Mortgage Trust	3.282%	1/10/46	154	153
7	COMM 2014-CCRE14 Mortgage Trust	3.147%	2/10/47	350	351
7	COMM 2014-CCRE14 Mortgage Trust	4.236%	2/10/47	275	288
7	COMM 2014-CCRE14 Mortgage Trust	4.526%	2/10/47	325	340
7	COMM 2014-CCRE14 Mortgage Trust	4.594%	2/10/47	175	185
7	COMM 2014-CCRE15 Mortgage Trust	2.928%	2/10/47	300	300
7	COMM 2014-CCRE15 Mortgage Trust	3.595%	2/10/47	113	115
7	COMM 2014-CCRE15 Mortgage Trust	4.074%	2/10/47	209	218
7	COMM 2014-CCRE15 Mortgage Trust	4.710%	2/10/47	105	110
7	COMM 2014-CCRE17 Mortgage Trust	3.012%	5/10/47	225	226
7	COMM 2014-CCRE17 Mortgage Trust	3.598%	5/10/47	100	102
7	COMM 2014-CCRE17 Mortgage Trust	3.977%	5/10/47	275	284
7	COMM 2014-CCRE17 Mortgage Trust	4.377%	5/10/47	100	103
7	COMM 2014-CCRE18 Mortgage Trust	3.452%	7/15/47	175	177
7	COMM 2014-CCRE18 Mortgage Trust	3.828%	7/15/47	125	128
7	COMM 2014-CCRE18 Mortgage Trust	4.103%	7/15/47	150	153
7	COMM 2014-CCRE19 Mortgage Trust	3.796%	8/10/47	650	666
7	COMM 2014-CCRE19 Mortgage Trust	4.080%	8/10/47	150	153
7	COMM 2014-CCRE21 Mortgage Trust	3.095%	12/10/47	320	321
7	COMM 2014-CCRE21 Mortgage Trust	3.528%	12/10/47	625	630

7 COMM 2014-LC15 Mortgage Trust	2.840%	4/10/47	125	125
7 COMM 2014-LC15 Mortgage Trust	4.006%	4/10/47	325	337
7 COMM 2014-LC17 Mortgage Trust	3.164%	10/10/47	425	426
7 COMM 2014-LC17 Mortgage Trust	3.917%	10/10/47	175	180
7 COMM 2014-UBS2 Mortgage Trust	2.820%	3/10/47	90	90
7 COMM 2014-UBS2 Mortgage Trust	3.472%	3/10/47	78	79
7 COMM 2014-UBS2 Mortgage Trust	3.961%	3/10/47	202	208
7 COMM 2014-UBS2 Mortgage Trust	4.199%	3/10/47	57	58
7 COMM 2014-UBS2 Mortgage Trust	4.701%	3/10/47	36	38
7 COMM 2014-UBS3 Mortgage Trust	2.844%	6/10/47	125	125
7 COMM 2014-UBS3 Mortgage Trust	3.819%	6/10/47	350	358
7 COMM 2014-UBS4 Mortgage Trust	3.694%	8/10/47	225	228
7 COMM 2014-UBS4 Mortgage Trust	3.968%	8/10/47	167	169
7 COMM 2014-UBS5 Mortgage Trust	3.838%	9/10/47	500	511
7 COMM 2014-UBS6 Mortgage Trust	2.935%	12/10/47	425	425
7 COMM 2014-UBS6 Mortgage Trust	3.387%	12/10/47	425	429
7 COMM 2014-UBS6 Mortgage Trust	3.644%	12/10/47	800	812
7 COMM 2014-UBS6 Mortgage Trust	4.048%	12/10/47	225	232
7 COMM 2015-CCRE22 Mortgage Trust	2.856%	3/10/48	200	200
7 COMM 2015-CCRE22 Mortgage Trust	3.309%	3/10/48	575	569
7 COMM 2015-CCRE22 Mortgage Trust	3.603%	3/10/48	200	199
7 COMM 2015-CCRE23 Mortgage Trust	3.257%	5/10/48	250	251
7 COMM 2015-CCRE23 Mortgage Trust	3.497%	5/10/48	375	377
7 COMM 2015-CCRE23 Mortgage Trust	3.801%	5/10/48	175	176
7 COMM 2015-CCRE25 Mortgage Trust	3.759%	8/10/48	425	432
7 COMM 2015-CCRE26 Mortgage Trust	3.630%	10/10/48	850	860
7 COMM 2015-CCRE27 Mortgage Trust	3.404%	10/10/48	400	404
7 COMM 2015-CCRE27 Mortgage Trust	3.612%	10/10/48	400	404
7 COMM 2015-LC19 Mortgage Trust	3.040%	2/10/48	75	75
7 COMM 2015-LC19 Mortgage Trust	3.183%	2/10/48	425	419
7 COMM 2015-LC19 Mortgage Trust	3.527%	2/10/48	200	198
7 COMM 2016-CCRE28 Mortgage Trust	3.762%	2/10/49	600	608
7 COMM 2016-DC2 Mortgage Trust	3.550%	2/10/49	500	507
7 CSAIL 2015-C1 Commercial Mortgage Trust	3.505%	4/15/50	400	400
7 CSAIL 2015-C1 Commercial Mortgage Trust	3.791%	4/15/50	200	202
7 CSAIL 2015-C1 Commercial Mortgage Trust	4.044%	4/15/50	175	177
7 CSAIL 2015-C2 Commercial Mortgage Trust	1.454%	6/15/57	115	114
7 CSAIL 2015-C2 Commercial Mortgage Trust	3.504%	6/15/57	550	549
7 CSAIL 2015-C2 Commercial Mortgage Trust	3.849%	6/15/57	225	227
7 CSAIL 2015-C3 Commercial Mortgage Trust	3.448%	8/15/48	327	331
7 CSAIL 2015-C3 Commercial Mortgage Trust	3.718%	8/15/48	425	430
7 CSAIL 2015-C3 Commercial Mortgage Trust	4.108%	8/15/48	200	201
7 CSAIL 2015-C4 Commercial Mortgage Trust	3.617%	11/15/48	200	201
7 CSAIL 2015-C4 Commercial Mortgage Trust	3.808%	11/15/48	325	332
7 CSAIL 2016-C7 Commercial Mortgage Trust	3.502%	11/15/49	800	798
7 CSAIL 2017-C8 Commercial Mortgage Trust	3.392%	6/15/50	800	797
7 CSAIL 2017-CX10 Commercial Mortgage
Trust	3.458%	11/15/50	575	573
7 CSAIL 2017-CX9 Commercial Mortgage
Trust	3.446%	9/15/50	250	250
7 DBJPM 16-C1 Mortgage Trust	3.276%	5/10/49	300	296
7 DBJPM 16-C3 Mortgage Trust	2.890%	9/10/49	325	311
7 DBJPM 17-C6 Mortgage Trust	3.328%	6/10/50	600	589
7 DBJPM 17-C6 Mortgage Trust	3.561%	6/10/50	150	148
7 Discover Card Execution Note Trust 2015-A2	1.900%	10/17/22	1,050	1,033
7 Discover Card Execution Note Trust 2015-A3	1.450%	3/15/21	825	821
7 Discover Card Execution Note Trust 2015-A4	2.190%	4/17/23	825	813

7	Discover Card Execution Note Trust 2016-A1	1.640%	7/15/21	1,200	1,192
7	Discover Card Execution Note Trust 2017-A2	2.390%	7/15/24	800	785
7	Discover Card Execution Note Trust 2018-A1	3.030%	8/15/25	1,000	1,005
6,7	Fannie Mae-Aces 2010-M1	4.450%	9/25/19	116	118
6,7	Fannie Mae-Aces 2011-M2	3.764%	4/25/21	582	591
6,7	Fannie Mae-Aces 2011-M4	3.726%	6/25/21	1,250	1,277
6,7	Fannie Mae-Aces 2013-M12	2.392%	3/25/23	882	854
6,7	Fannie Mae-Aces 2013-M4	2.608%	3/25/22	55	54
6,7	Fannie Mae-Aces 2013-M7	2.280%	12/27/22	450	435
6,7	Fannie Mae-Aces 2014-M1	2.323%	11/25/18	887	886
6,7	Fannie Mae-Aces 2014-M1	3.193%	7/25/23	1,658	1,667
6,7	Fannie Mae-Aces 2014-M10	2.171%	9/25/19	739	735
6,7	Fannie Mae-Aces 2014-M12	2.614%	10/25/21	1,157	1,146
6,7	Fannie Mae-Aces 2014-M13	2.566%	8/25/24	143	141
6,7	Fannie Mae-Aces 2014-M13	3.021%	8/25/24	475	471
6,7	Fannie Mae-Aces 2014-M3	2.613%	1/25/24	376	371
6,7	Fannie Mae-Aces 2014-M3	3.466%	1/25/24	600	609
6,7	Fannie Mae-Aces 2014-M4	3.346%	3/25/24	625	632
6,7	Fannie Mae-Aces 2014-M6	2.679%	5/25/21	1,137	1,131
6,7	Fannie Mae-Aces 2014-M7	3.271%	6/25/24	1,146	1,150
6,7	Fannie Mae-Aces 2014-M8	2.346%	6/25/24	157	153
6,7	Fannie Mae-Aces 2014-M8	3.056%	6/25/24	650	644
6,7	Fannie Mae-Aces 2014-M9	3.103%	7/25/24	775	770
6,7	Fannie Mae-Aces 2015-M1	2.532%	9/25/24	1,075	1,036
6,7	Fannie Mae-Aces 2015-M10	3.092%	4/25/27	350	342
6,7	Fannie Mae-Aces 2015-M12	2.793%	5/25/25	850	825
6,7	Fannie Mae-Aces 2015-M15	2.923%	10/25/25	1,025	999
6,7	Fannie Mae-Aces 2015-M2	2.620%	12/25/24	738	715
6,7	Fannie Mae-Aces 2015-M3	2.723%	10/25/24	400	390
6,7	Fannie Mae-Aces 2015-M4	2.509%	7/25/22	500	492
6,7	Fannie Mae-Aces 2015-M7	1.550%	4/25/18	1	1
6,7	Fannie Mae-Aces 2015-M7	2.590%	12/25/24	750	722
6,7	Fannie Mae-Aces 2015-M8	2.344%	1/25/25	341	332
6,7	Fannie Mae-Aces 2015-M8	2.900%	1/25/25	825	805
6,7	Fannie Mae-Aces 2016-M11	2.369%	7/25/26	900	839
6,7	Fannie Mae-Aces 2016-M12	2.448%	9/25/26	950	894
6,7	Fannie Mae-Aces 2016-M2	2.152%	1/25/23	725	699
6,7	Fannie Mae-Aces 2016-M3	2.702%	2/25/26	400	388
6,7	Fannie Mae-Aces 2016-M4	2.576%	3/25/26	400	380
6,7	Fannie Mae-Aces 2016-M5	2.469%	4/25/26	800	758
6,7	Fannie Mae-Aces 2016-M6	2.488%	5/25/26	600	564
6,7	Fannie Mae-Aces 2016-M7	2.157%	10/25/23	200	191
6,7	Fannie Mae-Aces 2016-M7	2.499%	9/25/26	300	284
6,7	Fannie Mae-Aces 2016-M9	2.292%	6/25/26	1,300	1,219
6,7	Fannie Mae-Aces 2017-M1	2.417%	10/25/26	1,200	1,136
6,7	Fannie Mae-Aces 2017-M10	2.561%	7/25/24	440	425
6,7	Fannie Mae-Aces 2017-M11	2.980%	8/25/29	500	486
6,7	Fannie Mae-Aces 2017-M12	3.079%	6/25/27	1,250	1,244
6,7	Fannie Mae-Aces 2017-M15	3.136%	11/25/27	1,150	1,136
6,7	Fannie Mae-Aces 2017-M2	2.785%	2/25/27	1,200	1,169
6,7	Fannie Mae-Aces 2017-M3	2.486%	12/25/26	1,500	1,427
6,7	Fannie Mae-Aces 2017-M4	2.597%	12/25/26	1,200	1,150
6,7	Fannie Mae-Aces 2017-M7	2.961%	2/25/27	675	657
6,7	Fannie Mae-Aces 2017-M8	3.061%	5/25/27	1,563	1,548
6,7	Fannie Mae-Aces 2018-M2	2.903%	1/25/28	1,825	1,774
6,7	FHLMC Multifamily Structured Pass Through
	Certificates K005	3.484%	4/25/19	150	151

6,7	FHLMC Multifamily Structured Pass Through
	Certificates K006	3.398%	7/25/19	207	208
6,7	FHLMC Multifamily Structured Pass Through
	Certificates K009	2.757%	5/25/20	114	114
6,7	FHLMC Multifamily Structured Pass Through
	Certificates K010	3.320%	7/25/20	119	119
6,7	FHLMC Multifamily Structured Pass Through
	Certificates K011	4.084%	11/25/20	1,775	1,827
6,7	FHLMC Multifamily Structured Pass Through
	Certificates K012	4.185%	12/25/20	800	826
6,7	FHLMC Multifamily Structured Pass Through
	Certificates K014	3.871%	4/25/21	524	538
6,7	FHLMC Multifamily Structured Pass Through
	Certificates K017	2.873%	12/25/21	1,450	1,450
6,7	FHLMC Multifamily Structured Pass Through
	Certificates K019	2.272%	3/25/22	1,140	1,115
6,7	FHLMC Multifamily Structured Pass Through
	Certificates K020	2.373%	5/25/22	100	98
6,7	FHLMC Multifamily Structured Pass Through
	Certificates K021	2.396%	6/25/22	915	898
6,7	FHLMC Multifamily Structured Pass Through
	Certificates K026	2.510%	11/25/22	1,275	1,254
6,7	FHLMC Multifamily Structured Pass Through
	Certificates K027	2.637%	1/25/23	1,275	1,260
6,7	FHLMC Multifamily Structured Pass Through
	Certificates K029	3.320%	2/25/23	1,250	1,272
6,7	FHLMC Multifamily Structured Pass Through
	Certificates K030	2.779%	9/25/22	788	788
6,7	FHLMC Multifamily Structured Pass Through
	Certificates K031	3.300%	4/25/23	1,260	1,282
6,7	FHLMC Multifamily Structured Pass Through
	Certificates K032	3.016%	2/25/23	817	821
6,7	FHLMC Multifamily Structured Pass Through
	Certificates K033	2.871%	2/25/23	893	892
6,7	FHLMC Multifamily Structured Pass Through
	Certificates K034	3.531%	7/25/23	1,208	1,242
6,7	FHLMC Multifamily Structured Pass Through
	Certificates K036	3.527%	10/25/23	1,375	1,414
6,7	FHLMC Multifamily Structured Pass Through
	Certificates K037	3.490%	1/25/24	50	51
6,7	FHLMC Multifamily Structured Pass Through
	Certificates K038	2.604%	10/25/23	306	303
6,7	FHLMC Multifamily Structured Pass Through
	Certificates K038	3.389%	3/25/24	1,475	1,508
6,7	FHLMC Multifamily Structured Pass Through
	Certificates K039	2.683%	12/25/23	222	221
6,7	FHLMC Multifamily Structured Pass Through
	Certificates K039	3.303%	7/25/24	850	866
6,7	FHLMC Multifamily Structured Pass Through
	Certificates K040	2.768%	4/25/24	341	339
6,7	FHLMC Multifamily Structured Pass Through
	Certificates K040	3.241%	9/25/24	1,025	1,040
6,7	FHLMC Multifamily Structured Pass Through
	Certificates K041	3.171%	10/25/24	1,000	1,011
6,7	FHLMC Multifamily Structured Pass Through
	Certificates K042	2.267%	6/25/24	171	166

6,7	FHLMC Multifamily Structured Pass Through
	Certificates K042	2.670%	12/25/24	700	686
6,7	FHLMC Multifamily Structured Pass Through
	Certificates K043	2.532%	10/25/23	176	174
6,7	FHLMC Multifamily Structured Pass Through
	Certificates K043	3.062%	12/25/24	600	602
6,7	FHLMC Multifamily Structured Pass Through
	Certificates K045	2.493%	11/25/24	380	372
6,7	FHLMC Multifamily Structured Pass Through
	Certificates K045	3.023%	1/25/25	675	675
6,7	FHLMC Multifamily Structured Pass Through
	Certificates K046	3.205%	3/25/25	650	657
6,7	FHLMC Multifamily Structured Pass Through
	Certificates K047	2.827%	12/25/24	191	188
6,7	FHLMC Multifamily Structured Pass Through
	Certificates K047	3.329%	5/25/25	525	534
6,7	FHLMC Multifamily Structured Pass Through
	Certificates K048	3.284%	6/25/25	825	837
6,7	FHLMC Multifamily Structured Pass Through
	Certificates K049	3.010%	7/25/25	450	448
6,7	FHLMC Multifamily Structured Pass Through
	Certificates K050	3.334%	8/25/25	750	762
6,7	FHLMC Multifamily Structured Pass Through
	Certificates K052	3.151%	11/25/25	450	452
6,7	FHLMC Multifamily Structured Pass Through
	Certificates K053	2.995%	12/25/25	275	273
6,7	FHLMC Multifamily Structured Pass Through
	Certificates K054	2.745%	1/25/26	700	683
6,7	FHLMC Multifamily Structured Pass Through
	Certificates K055	2.673%	3/25/26	1,000	969
6,7	FHLMC Multifamily Structured Pass Through
	Certificates K056	2.525%	5/25/26	575	551
6,7	FHLMC Multifamily Structured Pass Through
	Certificates K057	2.570%	7/25/26	1,025	984
6,7	FHLMC Multifamily Structured Pass Through
	Certificates K058	2.653%	8/25/26	500	482
6,7	FHLMC Multifamily Structured Pass Through
	Certificates K059	3.120%	9/25/26	800	799
6,7	FHLMC Multifamily Structured Pass Through
	Certificates K060	3.300%	10/25/26	1,000	1,012
6,7	FHLMC Multifamily Structured Pass Through
	Certificates K061	3.347%	11/25/26	2,000	2,030
6,7	FHLMC Multifamily Structured Pass Through
	Certificates K062	3.413%	12/25/26	2,400	2,448
6,7	FHLMC Multifamily Structured Pass Through
	Certificates K063	3.430%	1/25/27	1,775	1,807
6,7	FHLMC Multifamily Structured Pass Through
	Certificates K064	3.224%	3/25/27	1,500	1,507
6,7	FHLMC Multifamily Structured Pass Through
	Certificates K065	3.243%	4/25/27	915	921
6,7	FHLMC Multifamily Structured Pass Through
	Certificates K066	3.117%	6/25/27	600	598
6,7	FHLMC Multifamily Structured Pass Through
	Certificates K068	3.244%	8/25/27	500	503
6,7	FHLMC Multifamily Structured Pass Through
	Certificates K069	3.187%	9/25/27	875	870

6,7	FHLMC Multifamily Structured Pass Through
	Certificates K070	3.303%	11/25/27	275	278
6,7	FHLMC Multifamily Structured Pass Through
	Certificates K071	3.286%	11/25/27	400	402
6,7	FHLMC Multifamily Structured Pass Through
	Certificates K072	3.444%	12/25/27	450	458
6,7	FHLMC Multifamily Structured Pass Through
	Certificates K152	3.080%	1/25/31	400	390
6,7	FHLMC Multifamily Structured Pass Through
	Certificates K153	3.294%	3/25/29	2,000	2,003
6,7	FHLMC Multifamily Structured Pass Through
	Certificates K153	3.117%	10/25/31	900	876
6,7	FHLMC Multifamily Structured Pass Through
	Certificates K503	1.384%	1/25/19	293	291
6,7	FHLMC Multifamily Structured Pass Through
	Certificates K503	2.456%	8/25/19	1,250	1,247
6,7	FHLMC Multifamily Structured Pass Through
	Certificates K504	2.566%	9/25/20	400	399
6,7	FHLMC Multifamily Structured Pass Through
	Certificates K704	2.412%	8/25/18	180	180
6,7	FHLMC Multifamily Structured Pass Through
	Certificates K706	2.323%	10/25/18	364	363
6,7	FHLMC Multifamily Structured Pass Through
	Certificates K707	2.220%	12/25/18	575	574
6,7	FHLMC Multifamily Structured Pass Through
	Certificates K710	1.883%	5/25/19	100	99
6,7	FHLMC Multifamily Structured Pass Through
	Certificates K711	1.321%	12/25/18	211	209
6,7	FHLMC Multifamily Structured Pass Through
	Certificates K711	1.730%	7/25/19	1,675	1,659
6,7	FHLMC Multifamily Structured Pass Through
	Certificates K712	1.869%	11/25/19	772	764
6,7	FHLMC Multifamily Structured Pass Through
	Certificates K713	2.313%	3/25/20	2,000	1,986
6,7	FHLMC Multifamily Structured Pass Through
	Certificates K714	3.034%	10/25/20	1,630	1,638
6,7	FHLMC Multifamily Structured Pass Through
	Certificates K716	2.413%	1/25/21	165	163
6,7	FHLMC Multifamily Structured Pass Through
	Certificates K716	3.130%	6/25/21	1,400	1,413
6,7	FHLMC Multifamily Structured Pass Through
	Certificates K717	2.991%	9/25/21	1,300	1,307
6,7	FHLMC Multifamily Structured Pass Through
	Certificates K718	2.375%	9/25/21	707	695
6,7	FHLMC Multifamily Structured Pass Through
	Certificates K718	2.791%	1/25/22	800	797
6,7	FHLMC Multifamily Structured Pass Through
	Certificates K722	2.183%	5/25/22	385	375
6,7	FHLMC Multifamily Structured Pass Through
	Certificates KW01	2.853%	1/25/26	800	782
6,7	FHLMC Multifamily Structures Pass Through
	Certificates K073	3.350%	1/25/28	500	503
6,7	FHLMC Multifamily Structures Pass Through
	Certificates K074	3.600%	1/25/28	1,000	1,028
6,7	FHLMC Multifamily Structures Pass Through
	Certificates K1504	3.424%	4/25/32	150	152

6,7	FHLMC Multifamily Structures Pass Through
	Certificates K1504	3.459%	11/25/32	200	202
6,7	FHLMC Multifamily Structures Pass Through
	Certificates K715	2.856%	1/25/21	475	476
6,7	FHLMC Multifamily Structures Pass Through
	Certificates K720	2.716%	6/25/22	525	521
6,7	FHLMC Multifamily Structures Pass Through
	Certificates K723	2.454%	8/25/23	500	488
6,7	FHLMC Multifamily Structures Pass Through
	Certificates K724	3.062%	11/25/23	1,000	1,005
6,7	FHLMC Multifamily Structures Pass Through
	Certificates K725	3.002%	1/25/24	1,600	1,602
6,7	FHLMC Multifamily Structures Pass Through
	Certificates K725	2.946%	7/25/24	1,500	1,496
6,7	FHLMC Multifamily Structures Pass Through
	Certificates K726	2.905%	4/25/24	800	796
6,7	FHLMC Multifamily Structures Pass Through
	Certificates K728	3.064%	8/25/24	1,175	1,179
6,7	FHLMC Multifamily Structures Pass Through
	Certificates K730	3.452%	9/24/24	100	102
6,7	FHLMC Multifamily Structures Pass Through
	Certificates K730	3.590%	1/25/25	1,200	1,237
7	Fifth Third Auto Trust 2015-1	1.420%	3/16/20	157	157
7	Ford Credit Auto Owner Trust 2014-B	1.420%	8/15/19	5	5
7	Ford Credit Auto Owner Trust 2015-A	1.280%	9/15/19	22	22
7	Ford Credit Auto Owner Trust 2015-A	1.640%	6/15/20	50	50
7	Ford Credit Auto Owner Trust 2015-B	1.160%	11/15/19	53	53
7	Ford Credit Auto Owner Trust 2015-B	1.580%	8/15/20	100	99
7	Ford Credit Auto Owner Trust 2015-C	1.410%	2/15/20	78	78
7	Ford Credit Auto Owner Trust 2015-C	1.740%	2/15/21	100	99
7	Ford Credit Auto Owner Trust 2017-A	1.670%	6/15/21	475	470
7	Ford Credit Auto Owner Trust 2017-A	1.920%	4/15/22	275	269
7	Ford Credit Auto Owner Trust 2017-B	1.690%	11/15/21	577	567
7	Ford Credit Auto Owner Trust 2017-B	1.870%	9/15/22	80	78
7	Ford Credit Auto Owner Trust 2017-C	2.010%	3/15/22	1,575	1,555
7	Ford Credit Floorplan Master Owner Trust A
	Series 2016-1	1.760%	2/15/21	800	794
7	Ford Credit Floorplan Master Owner Trust A
	Series 2017-2	2.160%	9/15/22	700	690
7	Ford Credit Floorplan Master Owner Trust A
	Series 2017-3	2.480%	9/15/24	720	707
7	Ford Credit Floorplan Master Owner Trust A
	Series 2018-1	2.950%	5/15/23	1,000	1,001
7	Ford Credit Floorplan Master Owner Trust A
	Series 2018-2	3.170%	3/15/25	900	901
7	GM Financial Automobile Leasing Trust
	2015-2	1.850%	7/22/19	101	101
7	GM Financial Automobile Leasing Trust
	2015-3	1.690%	3/20/19	59	59
7	GM Financial Automobile Leasing Trust
	2015-3	1.810%	11/20/19	200	200
7	GM Financial Automobile Leasing Trust
	2016-1	1.790%	3/20/20	425	423
7	GM Financial Automobile Leasing Trust
	2016-2	1.620%	9/20/19	303	302
7	GM Financial Automobile Leasing Trust
	2016-3	1.610%	12/20/19	275	273

7 GM Financial Automobile Leasing Trust
2018-1	2.610%	1/20/21	550	549
7 GM Financial Automobile Leasing Trust
2018-1	2.680%	12/20/21	125	124
7 GS Mortgage Securities Corporation II 2013-
GC10	2.943%	2/10/46	246	243
7 GS Mortgage Securities Corporation II 2013-
GC10	3.279%	2/10/46	92	91
7 GS Mortgage Securities Corporation II 2015-
GC30	2.726%	5/10/50	300	298
7 GS Mortgage Securities Corporation II 2015-
GC30	3.382%	5/10/50	450	447
7 GS Mortgage Securities Trust 2011-GC5	3.707%	8/10/44	145	148
7 GS Mortgage Securities Trust 2012-GC6	3.482%	1/10/45	747	756
7 GS Mortgage Securities Trust 2012-GCJ7	3.377%	5/10/45	417	421
7 GS Mortgage Securities Trust 2012-GCJ9	2.773%	11/10/45	324	319
7 GS Mortgage Securities Trust 2013-GCJ12	3.135%	6/10/46	275	274
7 GS Mortgage Securities Trust 2013-GCJ12	3.375%	6/10/46	118	117
7 GS Mortgage Securities Trust 2013-GCJ14	2.995%	8/10/46	144	144
7 GS Mortgage Securities Trust 2013-GCJ14	3.817%	8/10/46	135	138
7 GS Mortgage Securities Trust 2013-GCJ14	4.243%	8/10/46	675	707
7 GS Mortgage Securities Trust 2013-GCJ16	3.033%	11/10/46	182	183
7 GS Mortgage Securities Trust 2013-GCJ16	3.813%	11/10/46	100	102
7 GS Mortgage Securities Trust 2013-GCJ16	4.271%	11/10/46	125	131
7 GS Mortgage Securities Trust 2014-GC18	4.074%	1/10/47	1,025	1,063
7 GS Mortgage Securities Trust 2014-GC18	4.383%	1/10/47	275	286
7 GS Mortgage Securities Trust 2014-GC22	3.467%	6/10/47	175	177
7 GS Mortgage Securities Trust 2014-GC22	3.862%	6/10/47	150	154
7 GS Mortgage Securities Trust 2014-GC24	3.931%	9/10/47	475	490
7 GS Mortgage Securities Trust 2014-GC24	4.508%	9/10/47	125	130
7 GS Mortgage Securities Trust 2014-GC26	2.902%	11/10/47	125	125
7 GS Mortgage Securities Trust 2014-GC26	3.365%	11/10/47	250	252
7 GS Mortgage Securities Trust 2014-GC26	3.629%	11/10/47	800	810
7 GS Mortgage Securities Trust 2014-GC26	3.964%	11/10/47	125	127
7 GS Mortgage Securities Trust 2014-GC26	4.215%	11/10/47	125	127
7 GS Mortgage Securities Trust 2015-GC28	3.396%	2/10/48	500	498
7 GS Mortgage Securities Trust 2015-GC32	3.513%	7/10/48	425	431
7 GS Mortgage Securities Trust 2015-GC32	3.764%	7/10/48	175	178
7 GS Mortgage Securities Trust 2015-GC34	3.278%	10/10/48	400	401
7 GS Mortgage Securities Trust 2015-GC34	3.506%	10/10/48	400	401
7 GS Mortgage Securities Trust 2016-GS2	3.050%	5/10/49	300	291
7 GS Mortgage Securities Trust 2016-GS3	2.850%	10/10/49	775	740
7 GS Mortgage Securities Trust 2016-GS4	3.442%	11/10/49	275	275
7 GS Mortgage Securities Trust 2016-GS4	3.645%	11/10/49	200	200
7 GS Mortgage Securities Trust 2017-GS5	3.674%	3/10/50	625	633
7 GS Mortgage Securities Trust 2017-GS5	3.826%	3/10/50	250	252
7 GS Mortgage Securities Trust 2017-GS6	3.433%	5/10/50	600	596
7 GS Mortgage Securities Trust 2017-GS7	3.430%	8/10/50	983	974
7 GS Mortgage Securities Trust 2017-GS7	3.663%	8/10/50	262	262
7 Honda Auto Receivables 2015-3 Owner
Trust	1.560%	10/18/21	100	100
7 Honda Auto Receivables 2015-4 Owner
Trust	1.230%	9/23/19	217	216
7 Honda Auto Receivables 2017-2 Owner
Trust	1.680%	8/16/21	1,254	1,235
7 Honda Auto Receivables 2017-2 Owner
Trust	1.870%	9/15/23	279	273

7 Honda Auto Receivables 2017-4 Owner
Trust	2.050%	11/22/21	425	421
7 Honda Auto Receivables 2018-1 Owner
Trust	2.640%	2/15/22	1,025	1,025
7 Honda Auto Receivables 2018-1 Owner
Trust	2.830%	5/15/24	275	275
7 Huntington Auto Trust 2015-1	1.240%	9/16/19	49	49
7 Hyundai Auto Receivables Trust 2014-B	1.460%	11/15/19	16	16
7 Hyundai Auto Receivables Trust 2015-A	1.370%	7/15/20	105	105
7 Hyundai Auto Receivables Trust 2015-C	1.460%	2/18/20	82	81
7 Hyundai Auto Receivables Trust 2015-C	1.780%	11/15/21	100	99
7 Hyundai Auto Receivables Trust 2016-B	1.290%	4/15/21	325	320
7 Hyundai Auto Receivables Trust 2016-B	1.450%	11/15/22	250	243
7 JP Morgan Chase Commercial Mortgage
Securities Trust 2012-C6	3.507%	5/15/45	477	482
7 JP Morgan Chase Commercial Mortgage
Securities Trust 2012-C8	2.829%	10/15/45	1,658	1,634
7 JP Morgan Chase Commercial Mortgage
Securities Trust 2012-CIBX	3.483%	6/15/45	433	438
7 JP Morgan Chase Commercial Mortgage
Securities Trust 2013-C10	3.142%	12/15/47	146	145
7 JP Morgan Chase Commercial Mortgage
Securities Trust 2013-C10	3.372%	12/15/47	109	108
7 JP Morgan Chase Commercial Mortgage
Securities Trust 2013-C16	3.674%	12/15/46	150	152
7 JP Morgan Chase Commercial Mortgage
Securities Trust 2013-C16	3.881%	12/15/46	200	205
7 JP Morgan Chase Commercial Mortgage
Securities Trust 2013-C16	4.166%	12/15/46	300	313
7 JP Morgan Chase Commercial Mortgage
Securities Trust 2013-C16	4.517%	12/15/46	150	157
7 JP Morgan Chase Commercial Mortgage
Securities Trust 2013-C16	4.949%	12/15/46	150	158
7 JP Morgan Chase Commercial Mortgage
Securities Trust 2013-LC11	2.960%	4/15/46	673	663
7 JP Morgan Chase Commercial Mortgage
Securities Trust 2014-C20	2.872%	7/15/47	175	175
7 JP Morgan Chase Commercial Mortgage
Securities Trust 2014-C20	3.805%	7/15/47	75	77
7 JP Morgan Chase Commercial Mortgage
Securities Trust 2015-JP1	3.914%	1/15/49	325	334
7 JP Morgan Chase Commercial Mortgage
Securities Trust 2016-JP3	2.870%	8/15/49	975	927
7 JP Morgan Chase Commercial Mortgage
Securities Trust 2016-JP4	3.648%	12/15/49	400	405
7 JP Morgan Chase Commercial Mortgage
Securities Trust 2016-JP4	3.870%	12/15/49	325	328
7 JP Morgan Chase Commercial Mortgage
Securities Trust 2017-JP6	3.050%	7/15/50	400	399
7 JP Morgan Chase Commercial Mortgage
Securities Trust 2017-JP6	3.744%	7/15/50	400	400
7 JPMBB Commercial Mortgage Securities
Trust 2013-C12	3.664%	7/15/45	122	124
7 JPMBB Commercial Mortgage Securities
Trust 2013-C12	4.031%	7/15/45	81	83
7 JPMBB Commercial Mortgage Securities
Trust 2013-C14	3.761%	8/15/46	240	244

7 JPMBB Commercial Mortgage Securities
Trust 2013-C14	4.133%	8/15/46	790	822
7 JPMBB Commercial Mortgage Securities
Trust 2013-C14	4.409%	8/15/46	220	228
7 JPMBB Commercial Mortgage Securities
Trust 2013-C15	2.977%	11/15/45	278	279
7 JPMBB Commercial Mortgage Securities
Trust 2013-C15	3.659%	11/15/45	65	66
7 JPMBB Commercial Mortgage Securities
Trust 2013-C15	4.131%	11/15/45	435	453
7 JPMBB Commercial Mortgage Securities
Trust 2013-C15	4.420%	11/15/45	275	286
7 JPMBB Commercial Mortgage Securities
Trust 2013-C17	3.003%	1/15/47	129	129
7 JPMBB Commercial Mortgage Securities
Trust 2013-C17	3.705%	1/15/47	188	191
7 JPMBB Commercial Mortgage Securities
Trust 2013-C17	4.199%	1/15/47	625	652
7 JPMBB Commercial Mortgage Securities
Trust 2013-C17	4.458%	1/15/47	125	130
7 JPMBB Commercial Mortgage Securities
Trust 2013-C17	4.882%	1/15/47	188	197
7 JPMBB Commercial Mortgage Securities
Trust 2014-C18	4.079%	2/15/47	474	492
7 JPMBB Commercial Mortgage Securities
Trust 2014-C18	4.439%	2/15/47	93	97
7 JPMBB Commercial Mortgage Securities
Trust 2014-C18	4.830%	2/15/47	113	118
7 JPMBB Commercial Mortgage Securities
Trust 2014-C19	3.046%	4/15/47	173	173
7 JPMBB Commercial Mortgage Securities
Trust 2014-C19	3.669%	4/15/47	225	228
7 JPMBB Commercial Mortgage Securities
Trust 2014-C19	3.996%	4/15/47	225	234
7 JPMBB Commercial Mortgage Securities
Trust 2014-C19	4.243%	4/15/47	175	180
7 JPMBB Commercial Mortgage Securities
Trust 2014-C21	3.428%	8/15/47	109	110
7 JPMBB Commercial Mortgage Securities
Trust 2014-C21	3.775%	8/15/47	100	102
7 JPMBB Commercial Mortgage Securities
Trust 2014-C21	3.996%	8/15/47	75	77
7 JPMBB Commercial Mortgage Securities
Trust 2014-C22	3.801%	9/15/47	650	664
7 JPMBB Commercial Mortgage Securities
Trust 2014-C22	4.110%	9/15/47	175	179
7 JPMBB Commercial Mortgage Securities
Trust 2014-C23	3.934%	9/15/47	319	328
7 JPMBB Commercial Mortgage Securities
Trust 2014-C23	4.202%	9/15/47	188	193
7 JPMBB Commercial Mortgage Securities
Trust 2014-C24	2.940%	11/15/47	200	200
7 JPMBB Commercial Mortgage Securities
Trust 2014-C24	3.638%	11/15/47	150	152
7 JPMBB Commercial Mortgage Securities
Trust 2014-C24	3.914%	11/15/47	300	304

7 JPMBB Commercial Mortgage Securities
Trust 2014-C25	3.672%	11/15/47	750	760
7 JPMBB Commercial Mortgage Securities
Trust 2014-C25	4.065%	11/15/47	200	204
7 JPMBB Commercial Mortgage Securities
Trust 2014-C26	3.018%	1/15/48	400	401
7 JPMBB Commercial Mortgage Securities
Trust 2014-C26	3.494%	1/15/48	600	601
7 JPMBB Commercial Mortgage Securities
Trust 2014-C26	3.800%	1/15/48	200	201
7 JPMBB Commercial Mortgage Securities
Trust 2014-C26	3.951%	1/15/48	200	199
7 JPMBB Commercial Mortgage Securities
Trust 2015-C27	2.734%	2/15/48	325	324
7 JPMBB Commercial Mortgage Securities
Trust 2015-C27	3.017%	2/15/48	409	407
7 JPMBB Commercial Mortgage Securities
Trust 2015-C27	3.179%	2/15/48	218	215
7 JPMBB Commercial Mortgage Securities
Trust 2015-C28	2.773%	10/15/48	400	399
7 JPMBB Commercial Mortgage Securities
Trust 2015-C28	3.227%	10/15/48	500	492
7 JPMBB Commercial Mortgage Securities
Trust 2015-C28	3.532%	10/15/48	100	99
7 JPMBB Commercial Mortgage Securities
Trust 2015-C29	2.921%	5/15/48	400	400
7 JPMBB Commercial Mortgage Securities
Trust 2015-C29	3.304%	5/15/48	215	216
7 JPMBB Commercial Mortgage Securities
Trust 2015-C29	3.611%	5/15/48	350	354
7 JPMBB Commercial Mortgage Securities
Trust 2015-C30	3.559%	7/15/48	425	431
7 JPMBB Commercial Mortgage Securities
Trust 2015-C30	3.822%	7/15/48	425	434
7 JPMBB Commercial Mortgage Securities
Trust 2015-C30	4.226%	7/15/48	200	206
7 JPMBB Commercial Mortgage Securities
Trust 2015-C31	3.540%	8/15/48	203	206
7 JPMBB Commercial Mortgage Securities
Trust 2015-C31	3.801%	8/15/48	218	222
7 JPMBB Commercial Mortgage Securities
Trust 2015-C32	3.358%	11/15/48	425	429
7 JPMBB Commercial Mortgage Securities
Trust 2015-C32	3.598%	11/15/48	425	429
7 JPMBB Commercial Mortgage Securities
Trust 2015-C33	3.770%	12/15/48	300	305
7 JPMBB Commercial Mortgage Securities
Trust 2016-C1	3.316%	3/15/49	325	325
7 JPMCC Commercial Mortgage Securities
Trust 2017-JP5	3.723%	3/15/50	1,250	1,266
7 JPMDB Commercial Mortgage Securities
Trust 2016-C2	3.144%	6/15/49	300	292
7 JPMDB Commercial Mortgage Securities
Trust 2016-C2	3.484%	6/15/49	150	148
7 JPMDB Commercial Mortgage Securities
Trust 2017-C5	3.694%	3/15/50	2,000	2,021

7 JPMDB Commercial Mortgage Securities
Trust 2017-C5	3.858%	3/15/50	425	428
7 JPMDB Commercial Mortgage Securities
Trust 2017-C7	3.409%	10/15/50	275	271
7 JPMDB Commercial Mortgage Securities
Trust 2017-C7	3.712%	10/15/50	175	175
7 LB-UBS Commercial Mortgage Trust 2008-
C1	6.319%	4/15/41	13	13
7 Mercedes-Benz Auto Lease Trust 2017-A	1.790%	4/15/20	1,000	994
7 Mercedes-Benz Auto Lease Trust 2017-A	2.010%	1/17/23	500	495
7 Mercedes-Benz Auto Lease Trust 2018-A	2.410%	2/16/21	350	349
7 Mercedes-Benz Auto Lease Trust 2018-A	2.510%	10/16/23	75	75
7 Mercedes-Benz Auto Receivables Trust
2015-1	1.340%	12/16/19	85	85
7 Mercedes-Benz Auto Receivables Trust
2015-1	1.750%	12/15/21	75	74
7 Morgan Stanley Bank of America Merrill
Lynch Trust 2012-C5	3.176%	8/15/45	175	175
7 Morgan Stanley Bank of America Merrill
Lynch Trust 2013-C10	4.082%	7/15/46	2,000	2,081
7 Morgan Stanley Bank of America Merrill
Lynch Trust 2013-C11	4.167%	8/15/46	240	250
7 Morgan Stanley Bank of America Merrill
Lynch Trust 2013-C11	4.367%	8/15/46	120	124
7 Morgan Stanley Bank of America Merrill
Lynch Trust 2013-C12	3.001%	10/15/46	320	321
7 Morgan Stanley Bank of America Merrill
Lynch Trust 2013-C12	4.259%	10/15/46	445	466
7 Morgan Stanley Bank of America Merrill
Lynch Trust 2013-C13	2.936%	11/15/46	150	150
7 Morgan Stanley Bank of America Merrill
Lynch Trust 2013-C13	4.039%	11/15/46	300	311
7 Morgan Stanley Bank of America Merrill
Lynch Trust 2013-C13	4.738%	11/15/46	150	157
7 Morgan Stanley Bank of America Merrill
Lynch Trust 2013-C7	2.918%	2/15/46	179	177
7 Morgan Stanley Bank of America Merrill
Lynch Trust 2013-C7	3.214%	2/15/46	36	36
7 Morgan Stanley Bank of America Merrill
Lynch Trust 2013-C8	3.134%	12/15/48	225	224
7 Morgan Stanley Bank of America Merrill
Lynch Trust 2013-C8	3.376%	12/15/48	100	99
7 Morgan Stanley Bank of America Merrill
Lynch Trust 2013-C9	3.102%	5/15/46	150	149
7 Morgan Stanley Bank of America Merrill
Lynch Trust 2013-C9	3.456%	5/15/46	125	125
7 Morgan Stanley Bank of America Merrill
Lynch Trust 2014-C14	2.916%	2/15/47	155	155
7 Morgan Stanley Bank of America Merrill
Lynch Trust 2014-C14	3.669%	2/15/47	394	401
7 Morgan Stanley Bank of America Merrill
Lynch Trust 2014-C14	4.064%	2/15/47	375	388
7 Morgan Stanley Bank of America Merrill
Lynch Trust 2014-C14	4.633%	2/15/47	150	158
7 Morgan Stanley Bank of America Merrill
Lynch Trust 2014-C16	2.849%	6/15/47	75	75

7 Morgan Stanley Bank of America Merrill
Lynch Trust 2014-C16	3.477%	6/15/47	75	76
7 Morgan Stanley Bank of America Merrill
Lynch Trust 2014-C16	3.892%	6/15/47	325	334
7 Morgan Stanley Bank of America Merrill
Lynch Trust 2014-C16	4.322%	6/15/47	125	129
7 Morgan Stanley Bank of America Merrill
Lynch Trust 2014-C18	3.194%	10/15/47	400	402
7 Morgan Stanley Bank of America Merrill
Lynch Trust 2014-C18	3.923%	10/15/47	100	103
7 Morgan Stanley Bank of America Merrill
Lynch Trust 2014-C18	4.432%	10/15/47	125	130
7 Morgan Stanley Bank of America Merrill
Lynch Trust 2014-C19	3.101%	12/15/47	400	402
7 Morgan Stanley Bank of America Merrill
Lynch Trust 2014-C19	3.326%	12/15/47	225	227
7 Morgan Stanley Bank of America Merrill
Lynch Trust 2014-C19	3.526%	12/15/47	275	277
7 Morgan Stanley Bank of America Merrill
Lynch Trust 2015-C20	3.069%	2/15/48	200	200
7 Morgan Stanley Bank of America Merrill
Lynch Trust 2015-C20	3.249%	2/15/48	725	719
7 Morgan Stanley Bank of America Merrill
Lynch Trust 2015-C22	3.040%	4/15/48	425	422
7 Morgan Stanley Bank of America Merrill
Lynch Trust 2015-C22	3.306%	4/15/48	325	323
7 Morgan Stanley Bank of America Merrill
Lynch Trust 2015-C22	3.883%	4/15/48	200	202
7 Morgan Stanley Bank of America Merrill
Lynch Trust 2015-C23	2.982%	7/15/50	225	224
7 Morgan Stanley Bank of America Merrill
Lynch Trust 2015-C23	3.398%	7/15/50	150	151
7 Morgan Stanley Bank of America Merrill
Lynch Trust 2015-C23	3.719%	7/15/50	450	459
7 Morgan Stanley Bank of America Merrill
Lynch Trust 2015-C25	3.383%	10/15/48	475	481
7 Morgan Stanley Bank of America Merrill
Lynch Trust 2015-C25	3.635%	10/15/48	250	254
7 Morgan Stanley Bank of America Merrill
Lynch Trust 2015-C26	3.323%	10/15/48	275	277
7 Morgan Stanley Bank of America Merrill
Lynch Trust 2015-C26	3.531%	10/15/48	300	301
7 Morgan Stanley Bank of America Merrill
Lynch Trust 2015-C27	3.557%	12/15/47	200	202
7 Morgan Stanley Bank of America Merrill
Lynch Trust 2015-C27	3.753%	12/15/47	250	254
7 Morgan Stanley Bank of America Merrill
Lynch Trust 2016-C28	3.288%	1/15/49	300	301
7 Morgan Stanley Bank of America Merrill
Lynch Trust 2016-C28	3.544%	1/15/49	800	807
7 Morgan Stanley Bank of America Merrill
Lynch Trust 2016-C30	2.860%	9/15/49	800	764
7 Morgan Stanley Bank of America Merrill
Lynch Trust 2016-C31	3.102%	11/15/49	950	919
7 Morgan Stanley Bank of America Merrill
Lynch Trust 2016-C32	3.720%	12/15/49	800	815

7	Morgan Stanley Bank of America Merrill
	Lynch Trust 2016-C32	3.994%	12/15/49	325	333
7	Morgan Stanley Bank of America Merrill
	Lynch Trust 2017-C33	3.599%	5/15/50	1,000	1,011
7	Morgan Stanley Bank of America Merrill
	Lynch Trust 2017-C33	3.852%	5/15/50	400	403
7	Morgan Stanley Bank of America Merrill
	Lynch Trust 2017-C34	3.276%	11/15/52	400	393
7	Morgan Stanley Bank of America Merrill
	Lynch Trust 2017-C34	3.536%	11/15/52	575	576
7	Morgan Stanley Capital I Trust 2005-IQ9	4.770%	7/15/56	14	14
7	Morgan Stanley Capital I Trust 2012-C4	3.244%	3/15/45	650	650
7	Morgan Stanley Capital I Trust 2012-C4	3.773%	3/15/45	225	227
7	Morgan Stanley Capital I Trust 2015-UBS8	3.809%	12/15/48	300	305
7	Morgan Stanley Capital I Trust 2016-BNK2	3.049%	11/15/49	400	386
7	Morgan Stanley Capital I Trust 2016-BNK2	3.282%	11/15/49	317	306
7	Morgan Stanley Capital I Trust 2016-UB11	2.782%	8/15/49	800	757
7	Morgan Stanley Capital I Trust 2016-UBS12	3.596%	12/15/49	825	827
7	Morgan Stanley Capital I Trust 2017-H1	3.530%	6/15/50	550	550
10	National Australia Bank Ltd.	2.250%	3/16/21	625	614
7	Nissan Auto Lease Trust 2016-B	1.610%	1/18/22	350	347
7	Nissan Auto Lease Trust 2017-B	2.050%	9/15/20	280	277
7	Nissan Auto Lease Trust 2017-B	2.170%	12/15/21	75	74
7	Nissan Auto Receivables 2013-C Owner
	Trust	1.300%	6/15/20	23	23
7	Nissan Auto Receivables 2014-A Owner
	Trust	1.340%	8/17/20	44	44
7	Nissan Auto Receivables 2014-B Owner
	Trust	1.110%	5/15/19	10	10
7	Nissan Auto Receivables 2015-A Owner
	Trust	1.050%	10/15/19	61	61
7	Nissan Auto Receivables 2015-B Owner
	Trust	1.340%	3/16/20	120	120
7	Nissan Auto Receivables 2015-B Owner
	Trust	1.790%	1/17/22	125	124
7	Nissan Auto Receivables 2015-C Owner
	Trust	1.370%	5/15/20	84	84
7	Nissan Auto Receivables 2015-C Owner
	Trust	1.670%	2/15/22	200	197
7	Nissan Auto Receivables 2016-C Owner
	Trust	1.180%	1/15/21	350	346
7	Nissan Auto Receivables 2016-C Owner
	Trust	1.380%	1/17/23	275	267
7	Nissan Auto Receivables 2017-B Owner
	Trust	1.750%	10/15/21	566	557
7	Nissan Auto Receivables 2017-B Owner
	Trust	1.950%	10/16/23	259	253
7	Nissan Auto Receivables 2018-A Owner
	Trust	2.650%	5/16/22	525	524
7	Nissan Auto Receivables 2018-A Owner
	Trust	2.890%	6/17/24	400	401
7	Nissan Master Owner Trust Receivables
	Series 2016-A	1.540%	6/15/21	375	370
	Royal Bank of Canada	2.200%	9/23/19	1,800	1,795
	Royal Bank of Canada	2.100%	10/14/20	3,950	3,877
7	Royal Bank of Canada	1.875%	2/5/21	475	467
	Royal Bank of Canada	2.300%	3/22/21	650	642

7	Santander Drive Auto Receivables Trust
	2017-3	1.870%	6/15/21	400	397
7	Santander Drive Auto Receivables Trust
	2018-1	2.320%	8/16/21	150	149
7	Synchrony Credit Card Master Note Trust
	2015-2	1.600%	4/15/21	225	225
7	Synchrony Credit Card Master Note Trust
	2016-2	2.210%	5/15/24	1,562	1,526
7	Synchrony Credit Card Master Note Trust
	2016-3	1.580%	9/15/22	550	542
7	Synchrony Credit Card Master Note Trust
	2017-2	2.620%	10/15/25	675	662
7	Synchrony Credit Card Master Note Trust
	2018-1	2.970%	3/15/24	1,200	1,203
7	Synchrony Credit Card Master Note Trust
	Series 2012-7	1.760%	9/15/22	409	404
7	TIAA Seasoned Commercial Mortgage Trust
	2007-C4	5.477%	8/15/39	20	20
10	Toronto-Dominion Bank	2.250%	3/15/21	2,000	1,966
7	Toyota Auto Receivables 2015-B Owner
	Trust	1.270%	5/15/19	96	96
7	Toyota Auto Receivables 2015-B Owner
	Trust	1.740%	9/15/20	400	398
7	Toyota Auto Receivables 2015-C Owner
	Trust	1.340%	6/17/19	91	90
7	Toyota Auto Receivables 2015-C Owner
	Trust	1.690%	12/15/20	350	348
7	Toyota Auto Receivables 2016-B Owner
	Trust	1.300%	4/15/20	154	153
7	Toyota Auto Receivables 2016-B Owner
	Trust	1.520%	8/16/21	250	246
7	Toyota Auto Receivables 2016-C Owner
	Trust	1.140%	8/17/20	289	287
7	Toyota Auto Receivables 2016-C Owner
	Trust	1.320%	11/15/21	175	171
7	Toyota Auto Receivables 2017-D Owner
	Trust	1.930%	1/18/22	950	936
7	Toyota Auto Receivables 2018-A Owner
	Trust	2.350%	5/16/22	550	546
7	Toyota Auto Receivables 2018-A Owner
	Trust	2.520%	5/15/23	175	173
7	UBS Commercial Mortgage Trust 2017-C1	3.460%	6/15/50	800	792
7	UBS Commercial Mortgage Trust 2017-C1	3.724%	6/15/50	350	348
7	UBS Commercial Mortgage Trust 2017-C2	3.487%	8/15/50	600	595
7	UBS Commercial Mortgage Trust 2017-C2	3.740%	8/15/50	150	150
7	UBS Commercial Mortgage Trust 2017-C3	3.426%	8/15/50	725	716
7	UBS Commercial Mortgage Trust 2017-C3	3.739%	8/15/50	300	301
7	UBS Commercial Mortgage Trust 2017-C4	3.301%	10/15/50	475	468
7	UBS Commercial Mortgage Trust 2017-C4	3.563%	10/15/50	600	600
7	UBS Commercial Mortgage Trust 2017-C4	3.836%	10/15/50	262	261
7	UBS Commercial Mortgage Trust 2017-C5	3.474%	11/15/50	400	395
7	UBS Commercial Mortgage Trust 2017-C7	3.679%	12/15/50	600	601
7	UBS Commercial Mortgage Trust 2017-C7	4.061%	12/15/50	325	332
7	UBS Commercial Mortgage Trust 2018-C8	3.720%	2/15/51	600	609
7	UBS Commercial Mortgage Trust 2018-C8	3.983%	2/15/51	1,200	1,231
7	UBS Commercial Mortgage Trust 2018-C8	4.215%	2/15/51	325	336

7 UBS-Barclays Commercial Mortgage Trust
2012-C4	2.850%	12/10/45	1,000	984
7 UBS-Barclays Commercial Mortgage Trust
2013-C5	3.185%	3/10/46	290	289
7 UBS-Barclays Commercial Mortgage Trust
2013-C6	3.244%	4/10/46	175	175
7 UBS-Barclays Commercial Mortgage Trust
2013-C6	3.469%	4/10/46	75	75
7 UBS-Barclays Commercial Mortgage Trust
2018-C9	4.117%	3/15/28	1,200	1,242
7 Volkswagen Auto Loan Enhanced Trust
2014-2	1.390%	5/20/21	164	164
7 Wells Fargo Commercial Mortgage Trust
2012-LC5	2.918%	10/15/45	225	222
7 Wells Fargo Commercial Mortgage Trust
2014-LC16	2.819%	8/15/50	122	122
7 Wells Fargo Commercial Mortgage Trust
2014-LC16	3.477%	8/15/50	100	101
7 Wells Fargo Commercial Mortgage Trust
2014-LC16	3.817%	8/15/50	1,300	1,328
7 Wells Fargo Commercial Mortgage Trust
2014-LC16	4.020%	8/15/50	50	50
7 Wells Fargo Commercial Mortgage Trust
2014-LC18	2.954%	12/15/47	250	251
7 Wells Fargo Commercial Mortgage Trust
2014-LC18	3.271%	12/15/47	300	300
7 Wells Fargo Commercial Mortgage Trust
2014-LC18	3.405%	12/15/47	400	400
7 Wells Fargo Commercial Mortgage Trust
2014-LC18	3.808%	12/15/47	200	201
7 Wells Fargo Commercial Mortgage Trust
2015-C26	2.991%	2/15/48	400	397
7 Wells Fargo Commercial Mortgage Trust
2015-C26	3.166%	2/15/48	200	196
7 Wells Fargo Commercial Mortgage Trust
2015-C26	3.580%	2/15/48	175	175
7 Wells Fargo Commercial Mortgage Trust
2015-C27	3.190%	2/15/48	1,025	1,012
7 Wells Fargo Commercial Mortgage Trust
2015-C28	3.540%	5/15/48	625	626
7 Wells Fargo Commercial Mortgage Trust
2015-C28	3.872%	5/15/48	117	118
7 Wells Fargo Commercial Mortgage Trust
2015-C29	3.400%	6/15/48	425	429
7 Wells Fargo Commercial Mortgage Trust
2015-C29	3.637%	6/15/48	625	630
7 Wells Fargo Commercial Mortgage Trust
2015-LC20	2.978%	4/15/50	112	111
7 Wells Fargo Commercial Mortgage Trust
2015-LC20	3.184%	4/15/50	1,053	1,032
7 Wells Fargo Commercial Mortgage Trust
2015-LC20	3.719%	4/15/50	200	198
7 Wells Fargo Commercial Mortgage Trust
2015-LC22	3.571%	9/15/58	175	178
7 Wells Fargo Commercial Mortgage Trust
2015-LC22	3.839%	9/15/58	275	282

7 Wells Fargo Commercial Mortgage Trust
2015-LC22	4.207%	9/15/58	225	235
7 Wells Fargo Commercial Mortgage Trust
2015-NXS1	2.632%	5/15/48	175	175
7 Wells Fargo Commercial Mortgage Trust
2015-NXS1	2.934%	5/15/48	125	124
7 Wells Fargo Commercial Mortgage Trust
2015-NXS1	3.148%	5/15/48	175	171
7 Wells Fargo Commercial Mortgage Trust
2015-P2	3.656%	12/15/48	325	332
7 Wells Fargo Commercial Mortgage Trust
2015-P2	3.809%	12/15/48	200	204
7 Wells Fargo Commercial Mortgage Trust
2015-SG1	3.789%	9/15/48	770	782
7 Wells Fargo Commercial Mortgage Trust
2016-BNK1	2.652%	8/15/49	525	491
7 Wells Fargo Commercial Mortgage Trust
2016-C32	3.324%	1/15/59	218	218
7 Wells Fargo Commercial Mortgage Trust
2016-C32	3.560%	1/15/59	475	475
7 Wells Fargo Commercial Mortgage Trust
2016-C33	3.426%	3/15/59	150	149
7 Wells Fargo Commercial Mortgage Trust
2016-C34	3.096%	6/15/49	325	316
7 Wells Fargo Commercial Mortgage Trust
2016-C37	3.794%	12/15/49	325	330
7 Wells Fargo Commercial Mortgage Trust
2016-LC24	2.825%	10/15/49	350	342
7 Wells Fargo Commercial Mortgage Trust
2016-LC24	2.942%	10/15/49	614	586
7 Wells Fargo Commercial Mortgage Trust
2017-C38	3.453%	7/15/50	854	844
7 Wells Fargo Commercial Mortgage Trust
2017-C38	3.665%	7/15/50	242	239
7 Wells Fargo Commercial Mortgage Trust
2017-C39	3.418%	9/15/50	725	714
7 Wells Fargo Commercial Mortgage Trust
2017-C39	3.702%	9/15/50	400	399
7 Wells Fargo Commercial Mortgage Trust
2017-C40	3.317%	10/15/50	400	393
7 Wells Fargo Commercial Mortgage Trust
2017-C40	3.581%	10/15/50	600	603
7 Wells Fargo Commercial Mortgage Trust
2017-C40	3.854%	10/15/50	150	152
7 Wells Fargo Commercial Mortgage Trust
2017-C41	3.472%	11/15/50	1,000	988
7 Wells Fargo Commercial Mortgage Trust
2017-RB1	3.635%	3/15/50	1,200	1,204
7 Wells Fargo Commercial Mortgage Trust
2017-RC1	3.631%	1/15/60	1,500	1,512
7 Wells Fargo Commercial Mortgage Trust
2018-C43	4.012%	3/15/51	1,200	1,245
7 Wells Fargo Commercial Mortgage Trust
2018-C43	4.152%	3/15/51	200	208
7 WFRBS Commercial Mortgage Trust 2012-
C10	2.875%	12/15/45	600	591

7 WFRBS Commercial Mortgage Trust 2012-
C6	3.440%	4/15/45	450	454
7 WFRBS Commercial Mortgage Trust 2012-
C7	3.431%	6/15/45	300	302
7 WFRBS Commercial Mortgage Trust 2012-
C7	4.090%	6/15/45	250	255
7 WFRBS Commercial Mortgage Trust 2012-
C8	3.001%	8/15/45	175	174
7 WFRBS Commercial Mortgage Trust 2012-
C9	2.870%	11/15/45	363	357
7 WFRBS Commercial Mortgage Trust 2013-
C11	3.071%	3/15/45	251	249
7 WFRBS Commercial Mortgage Trust 2013-
C12	3.198%	3/15/48	109	109
7 WFRBS Commercial Mortgage Trust 2013-
C12	3.560%	3/15/48	52	52
7 WFRBS Commercial Mortgage Trust 2013-
C13	3.001%	5/15/45	222	219
7 WFRBS Commercial Mortgage Trust 2013-
C13	3.345%	5/15/45	44	44
7 WFRBS Commercial Mortgage Trust 2013-
C14	3.337%	6/15/46	400	401
7 WFRBS Commercial Mortgage Trust 2013-
C14	3.488%	6/15/46	200	199
7 WFRBS Commercial Mortgage Trust 2013-
C15	3.720%	8/15/46	160	163
7 WFRBS Commercial Mortgage Trust 2013-
C15	4.153%	8/15/46	650	676
7 WFRBS Commercial Mortgage Trust 2013-
C15	4.358%	8/15/46	160	166
7 WFRBS Commercial Mortgage Trust 2013-
C16	3.223%	9/15/46	117	118
7 WFRBS Commercial Mortgage Trust 2013-
C16	3.963%	9/15/46	180	185
7 WFRBS Commercial Mortgage Trust 2013-
C16	4.415%	9/15/46	180	190
7 WFRBS Commercial Mortgage Trust 2013-
C16	4.668%	9/15/46	290	305
7 WFRBS Commercial Mortgage Trust 2013-
C17	2.921%	12/15/46	100	100
7 WFRBS Commercial Mortgage Trust 2013-
C17	3.558%	12/15/46	100	102
7 WFRBS Commercial Mortgage Trust 2013-
C17	4.023%	12/15/46	100	103
7 WFRBS Commercial Mortgage Trust 2013-
C17	4.255%	12/15/46	100	103
7 WFRBS Commercial Mortgage Trust 2013-
C17	4.788%	12/15/46	100	105
7 WFRBS Commercial Mortgage Trust 2013-
C18	3.027%	12/15/46	98	98
7 WFRBS Commercial Mortgage Trust 2013-
C18	3.651%	12/15/46	200	204
7 WFRBS Commercial Mortgage Trust 2013-
C18	4.162%	12/15/46	1,436	1,498
7 WFRBS Commercial Mortgage Trust 2013-
C18	4.387%	12/15/46	50	52

7 WFRBS Commercial Mortgage Trust 2013-
C18	4.658%	12/15/46	75	80
7 WFRBS Commercial Mortgage Trust 2013-
UBS1	2.927%	3/15/46	248	249
7 WFRBS Commercial Mortgage Trust 2013-
UBS1	3.591%	3/15/46	150	151
7 WFRBS Commercial Mortgage Trust 2013-
UBS1	4.079%	3/15/46	175	182
7 WFRBS Commercial Mortgage Trust 2013-
UBS1	4.623%	3/15/46	50	53
7 WFRBS Commercial Mortgage Trust 2014-
C19	3.618%	3/15/47	50	51
7 WFRBS Commercial Mortgage Trust 2014-
C19	3.660%	3/15/47	75	76
7 WFRBS Commercial Mortgage Trust 2014-
C19	4.101%	3/15/47	175	181
7 WFRBS Commercial Mortgage Trust 2014-
C19	4.723%	3/15/47	50	52
7 WFRBS Commercial Mortgage Trust 2014-
C20	3.036%	5/15/47	100	100
7 WFRBS Commercial Mortgage Trust 2014-
C20	3.638%	5/15/47	100	102
7 WFRBS Commercial Mortgage Trust 2014-
C20	3.995%	5/15/47	125	129
7 WFRBS Commercial Mortgage Trust 2014-
C20	4.176%	5/15/47	125	128
7 WFRBS Commercial Mortgage Trust 2014-
C21	3.678%	8/15/47	425	431
7 WFRBS Commercial Mortgage Trust 2014-
C22	3.752%	9/15/57	650	662
7 WFRBS Commercial Mortgage Trust 2014-
C22	4.371%	9/15/57	100	101
7 WFRBS Commercial Mortgage Trust 2014-
C23	3.636%	10/15/57	249	254
7 WFRBS Commercial Mortgage Trust 2014-
C23	3.917%	10/15/57	125	128
7 WFRBS Commercial Mortgage Trust 2014-
C23	4.210%	10/15/57	75	78
7 WFRBS Commercial Mortgage Trust 2014-
LC14	2.862%	3/15/47	117	117
7 WFRBS Commercial Mortgage Trust 2014-
LC14	3.522%	3/15/47	300	304
7 WFRBS Commercial Mortgage Trust 2014-
LC14	4.045%	3/15/47	725	749
7 WFRBS Commercial Mortgage Trust 2014-
LC14	4.351%	3/15/47	300	309
7 World Financial Network Credit Card Master
Note Trust Series 2017-C	2.310%	8/15/24	625	614
7 World Financial Network Credit Card Master
Note Trust Series 2018-A	3.070%	12/16/24	775	775
7 World Omni Auto Receivables Trust 2015-B	1.490%	12/15/20	134	134
7 World Omni Auto Receivables Trust 2015-B	1.840%	1/17/22	200	198
Total Asset-Backed/Commercial Mortgage-Backed Securities (Cost $388,514)				382,781
Corporate Bonds (11.2%)
Finance (3.5%)
Banking (2.5%)
American Express Co.	2.200%	10/30/20	1,200	1,182

	American Express Co.	2.500%	8/1/22	2,400	2,308
	American Express Co.	2.650%	12/2/22	1,500	1,447
	American Express Co.	3.400%	2/27/23	800	797
	American Express Co.	3.000%	10/30/24	1,200	1,151
	American Express Co.	3.625%	12/5/24	750	743
	American Express Co.	4.050%	12/3/42	121	121
	American Express Credit Corp.	1.875%	5/3/19	1,000	993
	American Express Credit Corp.	2.250%	8/15/19	300	299
	American Express Credit Corp.	2.200%	3/3/20	1,100	1,091
	American Express Credit Corp.	2.375%	5/26/20	1,485	1,470
	American Express Credit Corp.	2.600%	9/14/20	650	644
	American Express Credit Corp.	2.250%	5/5/21	1,060	1,030
	American Express Credit Corp.	2.700%	3/3/22	1,350	1,320
	American Express Credit Corp.	3.300%	5/3/27	2,850	2,760
	Australia & New Zealand Banking Group Ltd.	2.250%	6/13/19	300	298
	Australia & New Zealand Banking Group Ltd.	1.600%	7/15/19	250	246
	Australia & New Zealand Banking Group Ltd.	2.050%	9/23/19	300	297
	Australia & New Zealand Banking Group Ltd.	2.125%	8/19/20	1,000	978
	Australia & New Zealand Banking Group Ltd.	2.250%	11/9/20	1,000	981
	Australia & New Zealand Banking Group Ltd.	2.700%	11/16/20	800	791
	Australia & New Zealand Banking Group Ltd.	2.300%	6/1/21	2,300	2,244
	Australia & New Zealand Banking Group Ltd.	2.550%	11/23/21	300	293
	Australia & New Zealand Banking Group Ltd.	2.625%	5/19/22	1,000	974
	Australia & New Zealand Banking Group Ltd.	2.625%	11/9/22	1,000	970
	Australia & New Zealand Banking Group Ltd.	3.700%	11/16/25	750	758
	Banco Bilbao Vizcaya Argentaria SA	3.000%	10/20/20	950	945
	Banco Santander SA	3.800%	2/23/28	200	192
	Bank of America Corp.	2.650%	4/1/19	2,450	2,449
	Bank of America Corp.	7.625%	6/1/19	4	4
	Bank of America Corp.	2.250%	4/21/20	1,000	984
	Bank of America Corp.	2.625%	10/19/20	550	545
	Bank of America Corp.	2.151%	11/9/20	500	489
	Bank of America Corp.	2.625%	4/19/21	2,090	2,058
7	Bank of America Corp.	2.369%	7/21/21	2,275	2,237
7	Bank of America Corp.	2.328%	10/1/21	2,500	2,445
7	Bank of America Corp.	2.738%	1/23/22	1,300	1,279
	Bank of America Corp.	2.503%	10/21/22	1,850	1,775
	Bank of America Corp.	3.300%	1/11/23	5,400	5,377
7	Bank of America Corp.	3.124%	1/20/23	410	406
7	Bank of America Corp.	2.881%	4/24/23	6,375	6,242
7	Bank of America Corp.	2.816%	7/21/23	3,000	2,920
	Bank of America Corp.	4.100%	7/24/23	1,000	1,031
7,10 Bank of America Corp.		3.004%	12/20/23	7,882	7,701
	Bank of America Corp.	4.125%	1/22/24	1,400	1,438
7	Bank of America Corp.	3.550%	3/5/24	820	822
	Bank of America Corp.	4.000%	4/1/24	946	963
	Bank of America Corp.	4.200%	8/26/24	2,500	2,526
	Bank of America Corp.	4.000%	1/22/25	4,240	4,224
	Bank of America Corp.	3.950%	4/21/25	1,500	1,480
7	Bank of America Corp.	3.093%	10/1/25	2,700	2,589
7	Bank of America Corp.	3.366%	1/23/26	1,300	1,265
	Bank of America Corp.	4.450%	3/3/26	1,225	1,246
	Bank of America Corp.	3.500%	4/19/26	100	98
	Bank of America Corp.	4.250%	10/22/26	1,575	1,582
	Bank of America Corp.	3.248%	10/21/27	1,625	1,531
	Bank of America Corp.	4.183%	11/25/27	1,200	1,189
7	Bank of America Corp.	3.824%	1/20/28	2,000	1,971

7	Bank of America Corp.	3.705%	4/24/28	1,525	1,499
7	Bank of America Corp.	3.593%	7/21/28	3,000	2,898
7,10 Bank of America Corp.		3.419%	12/20/28	5,357	5,128
7	Bank of America Corp.	3.970%	3/5/29	1,200	1,199
	Bank of America Corp.	6.110%	1/29/37	910	1,089
7	Bank of America Corp.	4.244%	4/24/38	1,525	1,554
	Bank of America Corp.	7.750%	5/14/38	2,000	2,775
	Bank of America Corp.	5.875%	2/7/42	2,350	2,919
	Bank of America Corp.	5.000%	1/21/44	4,200	4,690
	Bank of America Corp.	4.875%	4/1/44	550	607
	Bank of America Corp.	4.750%	4/21/45	350	369
7	Bank of America Corp.	4.443%	1/20/48	625	647
7	Bank of America Corp.	3.946%	1/23/49	1,675	1,600
	Bank of America NA	6.000%	10/15/36	600	745
	Bank of Montreal	1.500%	7/18/19	1,200	1,183
	Bank of Montreal	2.100%	12/12/19	675	668
	Bank of Montreal	2.100%	6/15/20	800	786
	Bank of Montreal	1.900%	8/27/21	1,500	1,439
	Bank of Montreal	2.550%	11/6/22	450	434
7	Bank of Montreal	3.803%	12/15/32	2,400	2,273
	Bank of New York Mellon Corp.	5.450%	5/15/19	350	361
	Bank of New York Mellon Corp.	2.300%	9/11/19	1,900	1,886
	Bank of New York Mellon Corp.	4.600%	1/15/20	400	412
	Bank of New York Mellon Corp.	2.600%	8/17/20	375	372
	Bank of New York Mellon Corp.	2.450%	11/27/20	750	738
	Bank of New York Mellon Corp.	2.050%	5/3/21	2,000	1,941
	Bank of New York Mellon Corp.	3.550%	9/23/21	625	634
	Bank of New York Mellon Corp.	2.600%	2/7/22	1,500	1,472
	Bank of New York Mellon Corp.	2.950%	1/29/23	850	836
7	Bank of New York Mellon Corp.	2.661%	5/16/23	875	850
	Bank of New York Mellon Corp.	2.200%	8/16/23	825	773
	Bank of New York Mellon Corp.	3.650%	2/4/24	150	152
	Bank of New York Mellon Corp.	3.250%	9/11/24	600	593
	Bank of New York Mellon Corp.	2.800%	5/4/26	1,200	1,126
	Bank of New York Mellon Corp.	2.450%	8/17/26	500	454
	Bank of New York Mellon Corp.	3.250%	5/16/27	1,500	1,445
	Bank of New York Mellon Corp.	3.400%	1/29/28	600	586
7	Bank of New York Mellon Corp.	3.442%	2/7/28	1,200	1,177
	Bank of New York Mellon Corp.	3.000%	10/30/28	1,000	921
	Bank of New York Mellon Corp.	3.300%	8/23/29	500	470
	Bank of Nova Scotia	2.050%	6/5/19	550	545
	Bank of Nova Scotia	1.650%	6/14/19	300	296
	Bank of Nova Scotia	2.150%	7/14/20	1,200	1,178
	Bank of Nova Scotia	4.375%	1/13/21	105	108
	Bank of Nova Scotia	2.800%	7/21/21	1,375	1,367
	Bank of Nova Scotia	2.700%	3/7/22	3,000	2,946
	Bank of Nova Scotia	4.500%	12/16/25	1,250	1,276
	Barclays Bank plc	5.140%	10/14/20	105	108
	Barclays Bank plc	2.650%	1/11/21	1,000	986
	Barclays plc	2.750%	11/8/19	475	471
	Barclays plc	2.875%	6/8/20	1,750	1,735
	Barclays plc	3.250%	1/12/21	1,000	995
	Barclays plc	3.200%	8/10/21	850	840
	Barclays plc	3.684%	1/10/23	3,950	3,912
	Barclays plc	4.375%	9/11/24	950	928
	Barclays plc	3.650%	3/16/25	3,000	2,887
	Barclays plc	4.375%	1/12/26	1,200	1,206

	Barclays plc	5.200%	5/12/26	1,600	1,614
	Barclays plc	4.337%	1/10/28	2,000	1,980
	Barclays plc	4.836%	5/9/28	1,700	1,664
	Barclays plc	5.250%	8/17/45	450	475
	Barclays plc	4.950%	1/10/47	1,000	1,018
	BB&T Corp.	6.850%	4/30/19	2,125	2,217
	BB&T Corp.	2.150%	2/1/21	550	538
	BB&T Corp.	2.050%	5/10/21	800	776
	BB&T Corp.	2.750%	4/1/22	750	734
	BB&T Corp.	2.850%	10/26/24	475	455
	BNP Paribas SA	2.375%	5/21/20	1,000	989
	BNP Paribas SA	5.000%	1/15/21	2,810	2,958
	BNP Paribas SA	3.250%	3/3/23	675	670
	BNP Paribas SA	4.250%	10/15/24	500	505
	BPCE SA	2.500%	7/15/19	700	697
	BPCE SA	2.250%	1/27/20	675	665
	BPCE SA	2.650%	2/3/21	825	814
	BPCE SA	2.750%	12/2/21	500	490
10	BPCE SA	3.000%	5/22/22	1,000	979
	BPCE SA	4.000%	4/15/24	1,200	1,215
	BPCE SA	3.375%	12/2/26	250	242
	Branch Banking & Trust Co.	1.450%	5/10/19	650	641
	Branch Banking & Trust Co.	2.100%	1/15/20	600	592
	Branch Banking & Trust Co.	2.250%	6/1/20	1,000	983
	Branch Banking & Trust Co.	3.625%	9/16/25	2,600	2,584
	Branch Banking & Trust Co.	3.800%	10/30/26	400	401
	Canadian Imperial Bank of Commerce	1.600%	9/6/19	700	689
	Canadian Imperial Bank of Commerce	2.100%	10/5/20	1,000	978
	Canadian Imperial Bank of Commerce	2.700%	2/2/21	500	493
	Canadian Imperial Bank of Commerce	2.550%	6/16/22	1,700	1,652
	Capital One Bank USA NA	2.300%	6/5/19	900	894
	Capital One Bank USA NA	8.800%	7/15/19	625	669
	Capital One Bank USA NA	3.375%	2/15/23	1,140	1,110
	Capital One Financial Corp.	2.450%	4/24/19	1,800	1,790
	Capital One Financial Corp.	2.500%	5/12/20	1,000	984
	Capital One Financial Corp.	2.400%	10/30/20	500	490
	Capital One Financial Corp.	4.750%	7/15/21	280	292
	Capital One Financial Corp.	3.050%	3/9/22	675	663
	Capital One Financial Corp.	3.200%	1/30/23	2,000	1,946
	Capital One Financial Corp.	3.500%	6/15/23	82	81
	Capital One Financial Corp.	3.750%	4/24/24	1,000	996
	Capital One Financial Corp.	3.300%	10/30/24	1,050	1,013
	Capital One Financial Corp.	4.200%	10/29/25	500	495
	Capital One Financial Corp.	3.750%	7/28/26	250	237
	Capital One Financial Corp.	3.750%	3/9/27	1,075	1,035
	Capital One Financial Corp.	3.800%	1/31/28	2,000	1,935
	Capital One NA	2.400%	9/5/19	350	347
	Capital One NA	1.850%	9/13/19	825	810
	Capital One NA	2.350%	1/31/20	1,000	983
	Capital One NA	2.950%	7/23/21	510	504
	Capital One NA	2.250%	9/13/21	675	649
	Capital One NA	2.650%	8/8/22	2,550	2,459
	Citibank NA	1.850%	9/18/19	1,825	1,800
	Citibank NA	2.100%	6/12/20	1,000	979
	Citibank NA	2.125%	10/20/20	3,200	3,125
	Citibank NA	2.850%	2/12/21	830	823
7,10 Citicorp Lease Pass-Through Trust 1999-1		8.040%	12/15/19	1,265	1,366

	Citigroup Inc.	2.550%	4/8/19	225	224
	Citigroup Inc.	2.050%	6/7/19	775	768
	Citigroup Inc.	2.500%	7/29/19	575	572
	Citigroup Inc.	2.450%	1/10/20	1,300	1,287
	Citigroup Inc.	2.400%	2/18/20	675	667
	Citigroup Inc.	5.375%	8/9/20	470	494
	Citigroup Inc.	2.650%	10/26/20	5,000	4,938
	Citigroup Inc.	2.700%	3/30/21	2,650	2,612
	Citigroup Inc.	2.350%	8/2/21	600	581
	Citigroup Inc.	2.900%	12/8/21	2,000	1,966
	Citigroup Inc.	4.500%	1/14/22	2,000	2,072
	Citigroup Inc.	2.750%	4/25/22	1,875	1,825
	Citigroup Inc.	4.050%	7/30/22	5,425	5,538
	Citigroup Inc.	2.700%	10/27/22	1,550	1,493
7	Citigroup Inc.	3.142%	1/24/23	2,000	1,975
	Citigroup Inc.	3.500%	5/15/23	775	765
	Citigroup Inc.	3.875%	10/25/23	725	734
	Citigroup Inc.	3.750%	6/16/24	2,975	2,989
	Citigroup Inc.	4.000%	8/5/24	725	724
	Citigroup Inc.	3.875%	3/26/25	1,100	1,084
	Citigroup Inc.	3.300%	4/27/25	675	652
	Citigroup Inc.	4.400%	6/10/25	3,475	3,528
	Citigroup Inc.	5.500%	9/13/25	1,000	1,082
	Citigroup Inc.	3.700%	1/12/26	1,500	1,480
	Citigroup Inc.	4.600%	3/9/26	975	996
	Citigroup Inc.	3.400%	5/1/26	975	941
	Citigroup Inc.	3.200%	10/21/26	2,325	2,204
	Citigroup Inc.	4.300%	11/20/26	775	776
	Citigroup Inc.	4.450%	9/29/27	2,900	2,928
7	Citigroup Inc.	3.887%	1/10/28	2,275	2,260
	Citigroup Inc.	6.625%	1/15/28	800	953
7	Citigroup Inc.	3.668%	7/24/28	2,475	2,405
	Citigroup Inc.	4.125%	7/25/28	975	963
7	Citigroup Inc.	3.520%	10/27/28	1,800	1,737
	Citigroup Inc.	6.000%	10/31/33	425	500
	Citigroup Inc.	6.125%	8/25/36	1,699	2,021
7	Citigroup Inc.	3.878%	1/24/39	1,100	1,058
	Citigroup Inc.	8.125%	7/15/39	1,099	1,661
	Citigroup Inc.	5.875%	1/30/42	800	985
	Citigroup Inc.	5.300%	5/6/44	725	793
	Citigroup Inc.	4.650%	7/30/45	1,000	1,059
	Citigroup Inc.	4.750%	5/18/46	500	504
	Citizens Bank NA	2.450%	12/4/19	325	322
	Citizens Bank NA	2.250%	3/2/20	725	713
	Citizens Bank NA	2.200%	5/26/20	575	564
	Citizens Bank NA	2.250%	10/30/20	600	585
	Citizens Bank NA	2.650%	5/26/22	600	584
	Citizens Bank NA	3.700%	3/29/23	250	250
	Citizens Financial Group Inc.	4.300%	12/3/25	400	405
	Comerica Bank	4.000%	7/27/25	200	202
	Commonwealth Bank of Australia	2.300%	9/6/19	500	496
	Commonwealth Bank of Australia	2.400%	11/2/20	650	638
	Commonwealth Bank of Australia	2.550%	3/15/21	625	614
10	Commonwealth Bank of Australia	2.750%	3/10/22	2,000	1,966
	Compass Bank	2.750%	9/29/19	225	224
	Compass Bank	2.875%	6/29/22	1,550	1,503
	Cooperatieve Rabobank UA	2.250%	1/14/20	4,825	4,760

	Cooperatieve Rabobank UA	4.500%	1/11/21	635	658
	Cooperatieve Rabobank UA	2.500%	1/19/21	1,775	1,745
	Cooperatieve Rabobank UA	2.750%	1/10/22	300	294
	Cooperatieve Rabobank UA	3.875%	2/8/22	2,075	2,115
	Cooperatieve Rabobank UA	3.950%	11/9/22	1,975	1,991
	Cooperatieve Rabobank UA	4.625%	12/1/23	1,675	1,744
	Cooperatieve Rabobank UA	3.375%	5/21/25	1,025	1,008
	Cooperatieve Rabobank UA	4.375%	8/4/25	750	756
	Cooperatieve Rabobank UA	3.750%	7/21/26	1,300	1,254
	Cooperatieve Rabobank UA	5.250%	5/24/41	335	398
	Cooperatieve Rabobank UA	5.750%	12/1/43	700	835
	Cooperatieve Rabobank UA	5.250%	8/4/45	1,950	2,187
	Credit Suisse AG	2.300%	5/28/19	3,450	3,428
	Credit Suisse AG	5.300%	8/13/19	475	490
	Credit Suisse AG	5.400%	1/14/20	200	207
	Credit Suisse AG	3.000%	10/29/21	800	791
	Credit Suisse AG	3.625%	9/9/24	2,325	2,306
10	Credit Suisse Group AG	3.574%	1/9/23	1,500	1,490
10	Credit Suisse Group AG	4.282%	1/9/28	2,500	2,504
	Credit Suisse Group Funding Guernsey Ltd.	3.125%	12/10/20	800	796
	Credit Suisse Group Funding Guernsey Ltd.	3.450%	4/16/21	2,630	2,628
	Credit Suisse Group Funding Guernsey Ltd.	3.800%	9/15/22	4,250	4,268
	Credit Suisse Group Funding Guernsey Ltd.	3.800%	6/9/23	1,185	1,184
	Credit Suisse Group Funding Guernsey Ltd.	3.750%	3/26/25	1,500	1,465
	Credit Suisse Group Funding Guernsey Ltd.	4.550%	4/17/26	1,300	1,330
	Credit Suisse Group Funding Guernsey Ltd.	4.875%	5/15/45	950	1,006
	Credit Suisse USA Inc.	7.125%	7/15/32	465	619
	Deutsche Bank AG	2.850%	5/10/19	725	722
	Deutsche Bank AG	2.700%	7/13/20	1,400	1,372
	Deutsche Bank AG	2.950%	8/20/20	400	393
	Deutsche Bank AG	3.125%	1/13/21	325	320
	Deutsche Bank AG	3.150%	1/22/21	1,500	1,479
	Deutsche Bank AG	3.375%	5/12/21	1,150	1,137
	Deutsche Bank AG	4.250%	10/14/21	3,000	3,043
	Deutsche Bank AG	3.300%	11/16/22	2,500	2,429
	Deutsche Bank AG	3.950%	2/27/23	1,300	1,293
	Deutsche Bank AG	3.700%	5/30/24	1,875	1,811
	Deutsche Bank AG	4.100%	1/13/26	400	387
	Discover Bank	7.000%	4/15/20	250	267
	Discover Bank	3.200%	8/9/21	350	346
	Discover Bank	3.350%	2/6/23	600	589
	Discover Bank	4.250%	3/13/26	1,125	1,136
	Discover Bank	3.450%	7/27/26	500	471
	Discover Financial Services	3.850%	11/21/22	225	227
	Discover Financial Services	3.950%	11/6/24	400	398
	Discover Financial Services	3.750%	3/4/25	375	363
	Discover Financial Services	4.100%	2/9/27	1,300	1,289
	Fifth Third Bancorp	3.500%	3/15/22	950	954
	Fifth Third Bancorp	4.300%	1/16/24	475	487
	Fifth Third Bancorp	3.950%	3/14/28	300	300
	Fifth Third Bancorp	8.250%	3/1/38	710	1,011
	Fifth Third Bank	2.375%	4/25/19	600	598
	Fifth Third Bank	1.625%	9/27/19	500	491
	Fifth Third Bank	2.250%	6/14/21	500	486
	Fifth Third Bank	2.875%	10/1/21	1,435	1,417
	Fifth Third Bank	3.850%	3/15/26	1,500	1,479
	First Horizon National Corp.	3.500%	12/15/20	300	302

First Niagara Financial Group Inc.	6.750%	3/19/20	725	773
First Republic Bank	2.500%	6/6/22	400	387
First Republic Bank	4.375%	8/1/46	200	199
First Republic Bank	4.625%	2/13/47	375	385
FirstMerit Bank NA	4.270%	11/25/26	450	456
FirstMerit Corp.	4.350%	2/4/23	125	128
Goldman Sachs Capital I	6.345%	2/15/34	975	1,160
Goldman Sachs Group Inc.	1.950%	7/23/19	2,000	1,979
Goldman Sachs Group Inc.	2.550%	10/23/19	4,250	4,227
Goldman Sachs Group Inc.	2.300%	12/13/19	2,150	2,128
Goldman Sachs Group Inc.	5.375%	3/15/20	1,310	1,365
Goldman Sachs Group Inc.	2.600%	4/23/20	3,125	3,090
Goldman Sachs Group Inc.	6.000%	6/15/20	2,590	2,740
Goldman Sachs Group Inc.	2.750%	9/15/20	975	964
Goldman Sachs Group Inc.	2.875%	2/25/21	275	272
Goldman Sachs Group Inc.	2.625%	4/25/21	500	488
Goldman Sachs Group Inc.	5.250%	7/27/21	1,825	1,933
Goldman Sachs Group Inc.	2.350%	11/15/21	2,000	1,932
Goldman Sachs Group Inc.	5.750%	1/24/22	4,525	4,892
Goldman Sachs Group Inc.	3.000%	4/26/22	3,800	3,730
7 Goldman Sachs Group Inc.	2.876%	10/31/22	5,000	4,894
Goldman Sachs Group Inc.	3.625%	1/22/23	1,825	1,830
Goldman Sachs Group Inc.	3.200%	2/23/23	2,820	2,772
7 Goldman Sachs Group Inc.	2.908%	6/5/23	3,650	3,549
7 Goldman Sachs Group Inc.	2.905%	7/24/23	2,000	1,946
Goldman Sachs Group Inc.	4.000%	3/3/24	3,400	3,440
Goldman Sachs Group Inc.	3.850%	7/8/24	3,025	3,034
Goldman Sachs Group Inc.	3.500%	1/23/25	2,325	2,279
7 Goldman Sachs Group Inc.	3.272%	9/29/25	4,000	3,840
Goldman Sachs Group Inc.	3.750%	2/25/26	1,350	1,325
Goldman Sachs Group Inc.	3.500%	11/16/26	2,665	2,560
Goldman Sachs Group Inc.	5.950%	1/15/27	630	705
Goldman Sachs Group Inc.	3.850%	1/26/27	2,100	2,066
7 Goldman Sachs Group Inc.	3.691%	6/5/28	1,900	1,850
7 Goldman Sachs Group Inc.	3.814%	4/23/29	3,000	2,936
Goldman Sachs Group Inc.	6.125%	2/15/33	1,320	1,580
Goldman Sachs Group Inc.	6.450%	5/1/36	1,125	1,363
Goldman Sachs Group Inc.	6.750%	10/1/37	2,920	3,649
7 Goldman Sachs Group Inc.	4.017%	10/31/38	3,000	2,889
Goldman Sachs Group Inc.	6.250%	2/1/41	2,090	2,647
Goldman Sachs Group Inc.	4.800%	7/8/44	1,975	2,112
Goldman Sachs Group Inc.	5.150%	5/22/45	2,975	3,193
Goldman Sachs Group Inc.	4.750%	10/21/45	500	534
HSBC Bank USA NA	4.875%	8/24/20	950	983
HSBC Bank USA NA	5.875%	11/1/34	675	830
HSBC Bank USA NA	5.625%	8/15/35	625	754
HSBC Bank USA NA	7.000%	1/15/39	650	909
HSBC Holdings plc	3.400%	3/8/21	1,651	1,661
HSBC Holdings plc	5.100%	4/5/21	3,560	3,740
HSBC Holdings plc	2.950%	5/25/21	2,000	1,979
HSBC Holdings plc	2.650%	1/5/22	1,800	1,749
HSBC Holdings plc	4.875%	1/14/22	160	168
HSBC Holdings plc	4.000%	3/30/22	765	782
7 HSBC Holdings plc	3.262%	3/13/23	1,300	1,280
HSBC Holdings plc	3.600%	5/25/23	1,300	1,301
7 HSBC Holdings plc	3.033%	11/22/23	1,050	1,025
HSBC Holdings plc	4.250%	3/14/24	1,000	1,006

HSBC Holdings plc	4.250%	8/18/25	750	746
HSBC Holdings plc	4.300%	3/8/26	4,070	4,168
HSBC Holdings plc	3.900%	5/25/26	2,200	2,195
HSBC Holdings plc	4.375%	11/23/26	1,000	995
7 HSBC Holdings plc	4.041%	3/13/28	2,500	2,495
HSBC Holdings plc	7.625%	5/17/32	400	520
HSBC Holdings plc	7.350%	11/27/32	400	514
HSBC Holdings plc	6.500%	5/2/36	2,485	3,080
HSBC Holdings plc	6.500%	9/15/37	660	823
HSBC Holdings plc	6.800%	6/1/38	550	707
HSBC Holdings plc	6.100%	1/14/42	200	258
HSBC Holdings plc	5.250%	3/14/44	3,500	3,829
HSBC USA Inc.	2.375%	11/13/19	1,675	1,658
HSBC USA Inc.	2.350%	3/5/20	1,175	1,158
HSBC USA Inc.	2.750%	8/7/20	500	495
HSBC USA Inc.	5.000%	9/27/20	645	671
Huntington Bancshares Inc.	7.000%	12/15/20	450	491
Huntington Bancshares Inc.	3.150%	3/14/21	650	646
Huntington Bancshares Inc.	2.300%	1/14/22	325	311
Huntington National Bank	2.375%	3/10/20	750	739
Huntington National Bank	2.400%	4/1/20	250	247
Huntington National Bank	2.875%	8/20/20	800	797
Huntington National Bank	2.500%	8/7/22	2,500	2,409
ING Groep NV	3.150%	3/29/22	700	690
ING Groep NV	3.950%	3/29/27	1,300	1,286
Intesa Sanpaolo SPA	5.250%	1/12/24	625	659
JPMorgan Chase & Co.	6.300%	4/23/19	2,285	2,368
JPMorgan Chase & Co.	2.250%	1/23/20	3,825	3,775
JPMorgan Chase & Co.	2.750%	6/23/20	8,515	8,460
JPMorgan Chase & Co.	4.400%	7/22/20	1,130	1,163
JPMorgan Chase & Co.	4.250%	10/15/20	1,175	1,208
JPMorgan Chase & Co.	2.550%	10/29/20	8,925	8,797
JPMorgan Chase & Co.	2.550%	3/1/21	800	787
JPMorgan Chase & Co.	4.625%	5/10/21	835	870
JPMorgan Chase & Co.	2.400%	6/7/21	975	954
JPMorgan Chase & Co.	2.295%	8/15/21	1,925	1,866
JPMorgan Chase & Co.	4.350%	8/15/21	1,005	1,040
JPMorgan Chase & Co.	4.500%	1/24/22	2,675	2,780
JPMorgan Chase & Co.	3.250%	9/23/22	2,425	2,410
JPMorgan Chase & Co.	2.972%	1/15/23	1,650	1,616
JPMorgan Chase & Co.	3.200%	1/25/23	5,375	5,319
7 JPMorgan Chase & Co.	2.776%	4/25/23	1,000	976
JPMorgan Chase & Co.	3.375%	5/1/23	3,425	3,370
JPMorgan Chase & Co.	2.700%	5/18/23	2,000	1,926
JPMorgan Chase & Co.	3.875%	2/1/24	1,575	1,603
JPMorgan Chase & Co.	3.625%	5/13/24	275	274
JPMorgan Chase & Co.	3.875%	9/10/24	4,200	4,190
JPMorgan Chase & Co.	3.125%	1/23/25	1,600	1,539
7 JPMorgan Chase & Co.	3.220%	3/1/25	2,480	2,414
JPMorgan Chase & Co.	3.300%	4/1/26	2,000	1,932
JPMorgan Chase & Co.	3.200%	6/15/26	1,125	1,074
JPMorgan Chase & Co.	2.950%	10/1/26	950	891
JPMorgan Chase & Co.	4.125%	12/15/26	1,650	1,650
JPMorgan Chase & Co.	3.625%	12/1/27	1,000	958
7 JPMorgan Chase & Co.	3.782%	2/1/28	1,900	1,881
7 JPMorgan Chase & Co.	3.540%	5/1/28	2,500	2,440
7 JPMorgan Chase & Co.	3.509%	1/23/29	1,825	1,762

JPMorgan Chase & Co.	6.400%	5/15/38	2,410	3,133
7 JPMorgan Chase & Co.	3.882%	7/24/38	2,230	2,163
JPMorgan Chase & Co.	5.500%	10/15/40	1,250	1,477
JPMorgan Chase & Co.	5.600%	7/15/41	1,450	1,750
JPMorgan Chase & Co.	5.400%	1/6/42	1,200	1,419
JPMorgan Chase & Co.	5.625%	8/16/43	900	1,046
JPMorgan Chase & Co.	4.950%	6/1/45	250	268
7 JPMorgan Chase & Co.	4.260%	2/22/48	2,925	2,925
7 JPMorgan Chase & Co.	4.032%	7/24/48	1,375	1,327
7 JPMorgan Chase & Co.	3.964%	11/15/48	1,500	1,440
7 JPMorgan Chase & Co.	3.897%	1/23/49	2,000	1,904
JPMorgan Chase Bank NA	1.650%	9/23/19	1,000	985
7 JPMorgan Chase Bank NA	2.604%	2/1/21	1,000	993
KeyBank NA	2.500%	12/15/19	300	298
KeyBank NA	2.250%	3/16/20	500	493
KeyBank NA	2.500%	11/22/21	300	293
KeyBank NA	2.400%	6/9/22	1,000	968
KeyBank NA	2.300%	9/14/22	500	481
KeyBank NA	3.300%	6/1/25	500	493
KeyBank NA/Cleveland OH	3.375%	3/7/23	500	502
KeyCorp	5.100%	3/24/21	1,310	1,381
Lloyds Bank plc	2.400%	3/17/20	125	123
Lloyds Bank plc	6.375%	1/21/21	1,875	2,028
Lloyds Banking Group plc	3.000%	1/11/22	1,200	1,178
7 Lloyds Banking Group plc	2.907%	11/7/23	1,000	965
Lloyds Banking Group plc	4.500%	11/4/24	1,000	1,007
Lloyds Banking Group plc	4.582%	12/10/25	3,050	3,046
Lloyds Banking Group plc	3.750%	1/11/27	1,000	966
Lloyds Banking Group plc	4.375%	3/22/28	800	807
7 Lloyds Banking Group plc	3.574%	11/7/28	1,000	943
Lloyds Banking Group plc	5.300%	12/1/45	200	213
Lloyds Banking Group plc	4.344%	1/9/48	2,000	1,861
Manufacturers & Traders Trust Co.	2.250%	7/25/19	800	794
Manufacturers & Traders Trust Co.	2.100%	2/6/20	475	467
Manufacturers & Traders Trust Co.	2.625%	1/25/21	500	493
Manufacturers & Traders Trust Co.	2.900%	2/6/25	1,425	1,387
Manufacturers & Traders Trust Co.	3.400%	8/17/27	250	243
Mitsubishi UFJ Financial Group Inc.	2.950%	3/1/21	1,466	1,456
Mitsubishi UFJ Financial Group Inc.	2.190%	9/13/21	1,750	1,688
Mitsubishi UFJ Financial Group Inc.	2.998%	2/22/22	750	739
Mitsubishi UFJ Financial Group Inc.	2.665%	7/25/22	1,000	969
Mitsubishi UFJ Financial Group Inc.	3.455%	3/2/23	1,000	997
Mitsubishi UFJ Financial Group Inc.	2.527%	9/13/23	200	190
Mitsubishi UFJ Financial Group Inc.	3.777%	3/2/25	1,000	1,000
Mitsubishi UFJ Financial Group Inc.	3.850%	3/1/26	1,800	1,800
Mitsubishi UFJ Financial Group Inc.	2.757%	9/13/26	700	646
Mitsubishi UFJ Financial Group Inc.	3.677%	2/22/27	3,300	3,259
Mitsubishi UFJ Financial Group Inc.	3.287%	7/25/27	1,000	956
Mitsubishi UFJ Financial Group Inc.	3.961%	3/2/28	3,025	3,042
Mizuho Financial Group Inc.	2.953%	2/28/22	500	490
Mizuho Financial Group Inc.	3.549%	3/5/23	925	920
Mizuho Financial Group Inc.	3.663%	2/28/27	250	246
Mizuho Financial Group Inc.	4.018%	3/5/28	1,400	1,405
Morgan Stanley	7.300%	5/13/19	1,390	1,455
Morgan Stanley	2.375%	7/23/19	3,300	3,280
Morgan Stanley	5.625%	9/23/19	1,715	1,779
Morgan Stanley	5.500%	1/26/20	525	548

Morgan Stanley	2.650%	1/27/20	1,600	1,587
Morgan Stanley	2.800%	6/16/20	3,600	3,571
Morgan Stanley	5.500%	7/24/20	650	682
Morgan Stanley	5.750%	1/25/21	1,335	1,423
Morgan Stanley	2.500%	4/21/21	1,950	1,906
Morgan Stanley	5.500%	7/28/21	2,025	2,161
Morgan Stanley	2.625%	11/17/21	2,200	2,147
Morgan Stanley	2.750%	5/19/22	4,100	3,992
Morgan Stanley	4.875%	11/1/22	1,575	1,644
Morgan Stanley	3.125%	1/23/23	2,000	1,971
Morgan Stanley	3.750%	2/25/23	4,000	4,043
Morgan Stanley	4.100%	5/22/23	2,025	2,050
Morgan Stanley	3.875%	4/29/24	4,700	4,732
Morgan Stanley	3.700%	10/23/24	2,550	2,528
Morgan Stanley	4.000%	7/23/25	1,900	1,910
Morgan Stanley	5.000%	11/24/25	1,100	1,149
Morgan Stanley	3.875%	1/27/26	1,800	1,788
Morgan Stanley	3.125%	7/27/26	3,150	2,960
Morgan Stanley	6.250%	8/9/26	775	902
Morgan Stanley	4.350%	9/8/26	2,780	2,785
Morgan Stanley	3.625%	1/20/27	2,275	2,222
Morgan Stanley	3.950%	4/23/27	745	723
7 Morgan Stanley	3.591%	7/22/28	3,700	3,574
7 Morgan Stanley	3.772%	1/24/29	2,500	2,459
Morgan Stanley	7.250%	4/1/32	705	931
7 Morgan Stanley	3.971%	7/22/38	1,600	1,558
Morgan Stanley	6.375%	7/24/42	1,650	2,128
Morgan Stanley	4.300%	1/27/45	2,500	2,508
Morgan Stanley	4.375%	1/22/47	1,500	1,531
MUFG Americas Holdings Corp.	2.250%	2/10/20	1,050	1,033
MUFG Americas Holdings Corp.	3.500%	6/18/22	275	276
MUFG Americas Holdings Corp.	3.000%	2/10/25	350	337
MUFG Union Bank NA	2.250%	5/6/19	300	298
National Australia Bank Ltd.	1.375%	7/12/19	650	640
National Australia Bank Ltd.	2.125%	5/22/20	3,500	3,432
National Australia Bank Ltd.	2.625%	1/14/21	200	197
National Australia Bank Ltd.	1.875%	7/12/21	650	624
National Australia Bank Ltd.	2.800%	1/10/22	1,000	984
National Australia Bank Ltd.	2.500%	5/22/22	1,800	1,744
National Australia Bank Ltd.	3.000%	1/20/23	755	742
National Australia Bank Ltd.	3.375%	1/14/26	150	148
National Australia Bank Ltd.	2.500%	7/12/26	950	869
National Bank of Canada	2.150%	6/12/20	1,000	983
National Bank of Canada	2.200%	11/2/20	775	758
National City Corp.	6.875%	5/15/19	310	324
Northern Trust Corp.	3.450%	11/4/20	300	305
Northern Trust Corp.	2.375%	8/2/22	825	808
Northern Trust Corp.	3.950%	10/30/25	600	619
7 Northern Trust Corp.	3.375%	5/8/32	275	264
People's United Bank NA	4.000%	7/15/24	275	277
People's United Financial Inc.	3.650%	12/6/22	413	417
PNC Bank NA	2.250%	7/2/19	600	596
PNC Bank NA	1.450%	7/29/19	200	196
PNC Bank NA	2.400%	10/18/19	600	596
PNC Bank NA	2.000%	5/19/20	600	588
PNC Bank NA	2.300%	6/1/20	630	620
PNC Bank NA	2.600%	7/21/20	270	268

PNC Bank NA	2.450%	11/5/20	800	789
PNC Bank NA	2.150%	4/29/21	650	633
PNC Bank NA	2.550%	12/9/21	2,400	2,339
PNC Bank NA	2.625%	2/17/22	2,000	1,950
PNC Bank NA	2.950%	1/30/23	1,100	1,073
PNC Bank NA	3.800%	7/25/23	700	707
PNC Bank NA	3.300%	10/30/24	350	348
PNC Bank NA	2.950%	2/23/25	750	721
PNC Bank NA	3.250%	6/1/25	825	807
PNC Bank NA	4.200%	11/1/25	825	851
PNC Bank NA	3.100%	10/25/27	250	238
PNC Bank NA	3.250%	1/22/28	600	576
PNC Financial Services Group Inc.	2.854%	11/9/22	1,800	1,765
PNC Financial Services Group Inc.	3.900%	4/29/24	575	584
PNC Financial Services Group Inc.	3.150%	5/19/27	1,000	961
PNC Funding Corp.	6.700%	6/10/19	50	52
PNC Funding Corp.	5.125%	2/8/20	770	799
PNC Funding Corp.	4.375%	8/11/20	800	824
PNC Funding Corp.	3.300%	3/8/22	1,680	1,685
Regions Bank	6.450%	6/26/37	500	607
Regions Financial Corp.	3.200%	2/8/21	200	200
Regions Financial Corp.	2.750%	8/14/22	775	753
Regions Financial Corp.	7.375%	12/10/37	550	732
Royal Bank of Canada	1.500%	7/29/19	1,250	1,231
Royal Bank of Canada	2.125%	3/2/20	2,000	1,971
Royal Bank of Canada	2.150%	10/26/20	829	811
Royal Bank of Canada	2.350%	10/30/20	871	857
Royal Bank of Canada	2.500%	1/19/21	800	789
Royal Bank of Canada	2.750%	2/1/22	1,400	1,378
Royal Bank of Canada	4.650%	1/27/26	750	773
7 Royal Bank of Scotland Group plc	3.498%	5/15/23	2,400	2,357
Royal Bank of Scotland Group plc	3.875%	9/12/23	2,500	2,470
Royal Bank of Scotland Group plc	4.800%	4/5/26	225	232
Santander Holdings USA Inc.	2.700%	5/24/19	662	660
Santander Holdings USA Inc.	2.650%	4/17/20	250	247
Santander Holdings USA Inc.	3.700%	3/28/22	2,350	2,357
Santander Holdings USA Inc.	3.400%	1/18/23	850	830
Santander Holdings USA Inc.	4.500%	7/17/25	500	508
Santander Holdings USA Inc.	4.400%	7/13/27	700	697
Santander Issuances SAU	5.179%	11/19/25	1,700	1,774
Santander UK Group Holdings plc	3.125%	1/8/21	1,775	1,765
Santander UK Group Holdings plc	2.875%	8/5/21	825	808
Santander UK Group Holdings plc	3.571%	1/10/23	700	692
7 Santander UK Group Holdings plc	3.823%	11/3/28	1,000	955
Santander UK plc	2.350%	9/10/19	675	668
Santander UK plc	2.375%	3/16/20	750	740
Santander UK plc	2.125%	11/3/20	900	877
Santander UK plc	4.000%	3/13/24	1,200	1,216
Skandinaviska Enskilda Banken AB	2.300%	3/11/20	500	493
Skandinaviska Enskilda Banken AB	2.625%	3/15/21	1,000	986
Skandinaviska Enskilda Banken AB	1.875%	9/13/21	2,500	2,382
Skandinaviska Enskilda Banken AB	2.800%	3/11/22	500	492
State Street Corp.	4.375%	3/7/21	615	640
State Street Corp.	1.950%	5/19/21	500	484
7 State Street Corp.	2.653%	5/15/23	2,000	1,952
State Street Corp.	3.100%	5/15/23	400	396
State Street Corp.	3.300%	12/16/24	1,000	988

	State Street Corp.	3.550%	8/18/25	385	386
	State Street Corp.	2.650%	5/19/26	500	466
	Sumitomo Mitsui Banking Corp.	2.250%	7/11/19	650	644
	Sumitomo Mitsui Banking Corp.	2.092%	10/18/19	1,000	986
	Sumitomo Mitsui Banking Corp.	2.450%	1/16/20	1,500	1,483
	Sumitomo Mitsui Banking Corp.	2.514%	1/17/20	1,500	1,485
	Sumitomo Mitsui Banking Corp.	2.450%	10/20/20	300	296
	Sumitomo Mitsui Banking Corp.	3.200%	7/18/22	325	323
	Sumitomo Mitsui Banking Corp.	3.950%	7/19/23	75	76
	Sumitomo Mitsui Banking Corp.	3.950%	1/10/24	725	742
	Sumitomo Mitsui Banking Corp.	3.400%	7/11/24	925	918
	Sumitomo Mitsui Financial Group Inc.	2.934%	3/9/21	1,275	1,268
	Sumitomo Mitsui Financial Group Inc.	2.058%	7/14/21	975	941
	Sumitomo Mitsui Financial Group Inc.	2.442%	10/19/21	1,275	1,232
	Sumitomo Mitsui Financial Group Inc.	2.846%	1/11/22	1,000	982
	Sumitomo Mitsui Financial Group Inc.	2.784%	7/12/22	750	731
	Sumitomo Mitsui Financial Group Inc.	2.778%	10/18/22	800	775
	Sumitomo Mitsui Financial Group Inc.	3.102%	1/17/23	1,500	1,473
	Sumitomo Mitsui Financial Group Inc.	3.784%	3/9/26	975	970
	Sumitomo Mitsui Financial Group Inc.	2.632%	7/14/26	1,800	1,643
	Sumitomo Mitsui Financial Group Inc.	3.010%	10/19/26	650	609
	Sumitomo Mitsui Financial Group Inc.	3.364%	7/12/27	2,000	1,921
	Sumitomo Mitsui Financial Group Inc.	3.544%	1/17/28	1,600	1,546
	SunTrust Bank	2.250%	1/31/20	1,500	1,479
7	SunTrust Bank	2.590%	1/29/21	550	546
	SunTrust Bank	3.000%	2/2/23	450	442
	SunTrust Bank	2.750%	5/1/23	250	243
	SunTrust Bank	3.300%	5/15/26	725	690
	SunTrust Banks Inc.	2.500%	5/1/19	1,000	997
	SunTrust Banks Inc.	2.900%	3/3/21	300	298
	SunTrust Banks Inc.	2.700%	1/27/22	500	489
	SVB Financial Group	3.500%	1/29/25	225	220
	Svenska Handelsbanken AB	2.250%	6/17/19	850	844
	Svenska Handelsbanken AB	1.500%	9/6/19	925	908
	Svenska Handelsbanken AB	1.950%	9/8/20	1,000	973
	Svenska Handelsbanken AB	2.450%	3/30/21	650	638
	Svenska Handelsbanken AB	1.875%	9/7/21	925	883
	Synchrony Bank	3.000%	6/15/22	350	339
	Synchrony Financial	3.000%	8/15/19	200	199
	Synchrony Financial	2.700%	2/3/20	1,050	1,038
	Synchrony Financial	3.750%	8/15/21	300	303
	Synchrony Financial	4.250%	8/15/24	3,500	3,497
	Synchrony Financial	3.700%	8/4/26	500	465
	Synchrony Financial	3.950%	12/1/27	1,125	1,060
	Synovus Financial Corp.	3.125%	11/1/22	250	244
	Toronto-Dominion Bank	2.125%	7/2/19	500	497
	Toronto-Dominion Bank	1.450%	8/13/19	650	640
	Toronto-Dominion Bank	2.250%	11/5/19	1,350	1,341
	Toronto-Dominion Bank	2.500%	12/14/20	4,900	4,831
	Toronto-Dominion Bank	2.550%	1/25/21	1,300	1,283
	Toronto-Dominion Bank	2.125%	4/7/21	2,000	1,945
	Toronto-Dominion Bank	1.800%	7/13/21	650	624
7	Toronto-Dominion Bank	3.625%	9/15/31	500	479
	UBS AG	2.375%	8/14/19	2,380	2,362
	UBS AG	2.350%	3/26/20	350	345
	UBS AG	4.875%	8/4/20	250	260
10	UBS AG	2.450%	12/1/20	820	806

US Bancorp	2.200%	4/25/19	1,450	1,442
US Bancorp	2.350%	1/29/21	600	591
US Bancorp	4.125%	5/24/21	915	944
US Bancorp	2.625%	1/24/22	2,000	1,970
US Bancorp	3.000%	3/15/22	575	572
US Bancorp	2.950%	7/15/22	375	370
US Bancorp	3.600%	9/11/24	150	150
US Bancorp	3.100%	4/27/26	1,500	1,432
US Bancorp	3.150%	4/27/27	950	908
US Bank NA	1.400%	4/26/19	500	493
US Bank NA	2.125%	10/28/19	1,000	989
US Bank NA	2.350%	1/23/20	500	496
US Bank NA	2.000%	1/24/20	1,000	986
US Bank NA	2.050%	10/23/20	550	538
US Bank NA	2.850%	1/23/23	600	592
US Bank NA	2.800%	1/27/25	1,050	1,001
Wachovia Corp.	6.605%	10/1/25	1,000	1,160
Wachovia Corp.	7.500%	4/15/35	150	197
Wachovia Corp.	5.500%	8/1/35	325	362
Wachovia Corp.	6.550%	10/15/35	100	122
Wells Fargo & Co.	2.125%	4/22/19	250	248
Wells Fargo & Co.	2.600%	7/22/20	2,150	2,124
Wells Fargo & Co.	2.550%	12/7/20	1,500	1,475
Wells Fargo & Co.	3.000%	1/22/21	2,050	2,040
Wells Fargo & Co.	4.600%	4/1/21	6,310	6,547
Wells Fargo & Co.	2.100%	7/26/21	3,300	3,182
Wells Fargo & Co.	3.500%	3/8/22	1,600	1,604
Wells Fargo & Co.	2.625%	7/22/22	3,200	3,094
Wells Fargo & Co.	3.069%	1/24/23	3,050	2,991
Wells Fargo & Co.	3.450%	2/13/23	3,500	3,445
Wells Fargo & Co.	4.125%	8/15/23	1,675	1,698
Wells Fargo & Co.	3.000%	2/19/25	725	690
Wells Fargo & Co.	3.550%	9/29/25	1,700	1,668
Wells Fargo & Co.	3.000%	4/22/26	4,025	3,770
Wells Fargo & Co.	4.100%	6/3/26	1,925	1,909
Wells Fargo & Co.	3.000%	10/23/26	2,275	2,124
Wells Fargo & Co.	4.300%	7/22/27	2,000	2,009
7 Wells Fargo & Co.	3.584%	5/22/28	5,000	4,874
Wells Fargo & Co.	5.375%	11/2/43	1,450	1,590
Wells Fargo & Co.	5.606%	1/15/44	1,500	1,707
Wells Fargo & Co.	4.650%	11/4/44	1,300	1,302
Wells Fargo & Co.	3.900%	5/1/45	1,650	1,570
Wells Fargo & Co.	4.900%	11/17/45	1,300	1,352
Wells Fargo & Co.	4.400%	6/14/46	1,375	1,328
Wells Fargo & Co.	4.750%	12/7/46	3,500	3,566
Wells Fargo Bank NA	1.750%	5/24/19	975	964
Wells Fargo Bank NA	2.150%	12/6/19	2,000	1,978
Wells Fargo Bank NA	2.400%	1/15/20	2,000	1,983
Wells Fargo Bank NA	2.600%	1/15/21	2,000	1,972
Wells Fargo Bank NA	5.950%	8/26/36	550	669
Wells Fargo Bank NA	5.850%	2/1/37	425	517
Wells Fargo Bank NA	6.600%	1/15/38	605	800
7 Wells Fargo Capital X	5.950%	12/1/86	425	461
Westpac Banking Corp.	1.650%	5/13/19	725	716
Westpac Banking Corp.	1.600%	8/19/19	1,225	1,205
Westpac Banking Corp.	4.875%	11/19/19	930	958
Westpac Banking Corp.	2.150%	3/6/20	3,000	2,952

Westpac Banking Corp.	2.600%	11/23/20	975	962
Westpac Banking Corp.	2.100%	5/13/21	3,100	3,005
Westpac Banking Corp.	2.000%	8/19/21	1,000	963
Westpac Banking Corp.	2.500%	6/28/22	2,400	2,323
Westpac Banking Corp.	2.750%	1/11/23	800	777
Westpac Banking Corp.	2.850%	5/13/26	2,450	2,306
Westpac Banking Corp.	2.700%	8/19/26	650	602
Westpac Banking Corp.	3.350%	3/8/27	1,800	1,741
7 Westpac Banking Corp.	4.322%	11/23/31	2,000	1,975

Brokerage (0.1%)
Affiliated Managers Group Inc.	4.250%	2/15/24	350	363
Affiliated Managers Group Inc.	3.500%	8/1/25	750	734
Ameriprise Financial Inc.	7.300%	6/28/19	200	211
Ameriprise Financial Inc.	5.300%	3/15/20	125	131
Ameriprise Financial Inc.	4.000%	10/15/23	825	852
Ameriprise Financial Inc.	3.700%	10/15/24	350	354
Apollo Investment Corp.	5.250%	3/3/25	200	202
BGC Partners Inc.	5.375%	12/9/19	175	180
BGC Partners Inc.	5.125%	5/27/21	200	206
BlackRock Inc.	5.000%	12/10/19	475	494
BlackRock Inc.	4.250%	5/24/21	475	490
BlackRock Inc.	3.375%	6/1/22	700	708
BlackRock Inc.	3.500%	3/18/24	1,000	1,006
BlackRock Inc.	3.200%	3/15/27	600	582
Brookfield Asset Management Inc.	4.000%	1/15/25	550	548
Brookfield Finance Inc.	4.250%	6/2/26	150	150
Brookfield Finance Inc.	3.900%	1/25/28	150	145
Brookfield Finance Inc.	4.700%	9/20/47	500	488
Brookfield Finance LLC	4.000%	4/1/24	575	577
Cboe Global Markets Inc.	1.950%	6/28/19	250	247
Cboe Global Markets Inc.	3.650%	1/12/27	490	477
Charles Schwab Corp.	3.225%	9/1/22	1,225	1,226
Charles Schwab Corp.	2.650%	1/25/23	400	390
Charles Schwab Corp.	3.200%	3/2/27	1,100	1,067
Charles Schwab Corp.	3.200%	1/25/28	400	384
CME Group Inc.	3.000%	9/15/22	875	869
CME Group Inc.	3.000%	3/15/25	300	292
CME Group Inc.	5.300%	9/15/43	425	516
E*TRADE Financial Corp.	3.800%	8/24/27	300	291
Eaton Vance Corp.	3.625%	6/15/23	200	203
Eaton Vance Corp.	3.500%	4/6/27	350	347
Franklin Resources Inc.	4.625%	5/20/20	225	233
Franklin Resources Inc.	2.800%	9/15/22	575	559
Franklin Resources Inc.	2.850%	3/30/25	250	242
Intercontinental Exchange Inc.	2.750%	12/1/20	1,200	1,190
Intercontinental Exchange Inc.	4.000%	10/15/23	350	362
Intercontinental Exchange Inc.	3.750%	12/1/25	1,100	1,120
Intercontinental Exchange Inc.	3.100%	9/15/27	200	191
Invesco Finance plc	3.125%	11/30/22	500	497
Invesco Finance plc	4.000%	1/30/24	650	671
Invesco Finance plc	5.375%	11/30/43	900	1,050
Janus Capital Group Inc.	4.875%	8/1/25	250	260
Jefferies Group LLC	8.500%	7/15/19	455	484
Jefferies Group LLC	6.875%	4/15/21	620	676
Jefferies Group LLC	5.125%	1/20/23	500	529
Jefferies Group LLC	4.850%	1/15/27	1,100	1,124

Jefferies Group LLC	6.250%	1/15/36	320	346
Jefferies Group LLC	6.500%	1/20/43	350	391
Jefferies Group LLC / Jefferies Group Capital
Finance Inc.	4.150%	1/23/30	1,100	1,023
Lazard Group LLC	4.250%	11/14/20	75	77
Lazard Group LLC	3.750%	2/13/25	100	98
Lazard Group LLC	3.625%	3/1/27	1,350	1,298
Legg Mason Inc.	3.950%	7/15/24	150	150
Legg Mason Inc.	4.750%	3/15/26	150	157
Legg Mason Inc.	5.625%	1/15/44	450	486
Leucadia National Corp.	5.500%	10/18/23	475	487
Nasdaq Inc.	5.550%	1/15/20	650	678
Nasdaq Inc.	3.850%	6/30/26	400	395
Nomura Holdings Inc.	6.700%	3/4/20	900	958
Raymond James Financial Inc.	3.625%	9/15/26	375	370
Raymond James Financial Inc.	4.950%	7/15/46	875	939
Stifel Financial Corp.	3.500%	12/1/20	175	175
Stifel Financial Corp.	4.250%	7/18/24	575	577
TD Ameritrade Holding Corp.	5.600%	12/1/19	100	105
TD Ameritrade Holding Corp.	2.950%	4/1/22	600	594
TD Ameritrade Holding Corp.	3.625%	4/1/25	450	456
TD Ameritrade Holding Corp.	3.300%	4/1/27	700	681

Finance Companies (0.1%)
AerCap Ireland Capital DAC / AerCap Global
Aviation Trust	3.750%	5/15/19	808	813
AerCap Ireland Capital DAC / AerCap Global
Aviation Trust	4.250%	7/1/20	650	661
AerCap Ireland Capital DAC / AerCap Global
Aviation Trust	4.625%	10/30/20	651	670
AerCap Ireland Capital DAC / AerCap Global
Aviation Trust	4.500%	5/15/21	780	798
AerCap Ireland Capital DAC / AerCap Global
Aviation Trust	5.000%	10/1/21	745	775
AerCap Ireland Capital DAC / AerCap Global
Aviation Trust	3.950%	2/1/22	675	678
AerCap Ireland Capital DAC / AerCap Global
Aviation Trust	3.500%	5/26/22	1,150	1,131
AerCap Ireland Capital DAC / AerCap Global
Aviation Trust	4.625%	7/1/22	475	487
AerCap Ireland Capital DAC / AerCap Global
Aviation Trust	3.300%	1/23/23	650	632
AerCap Ireland Capital DAC / AerCap Global
Aviation Trust	3.650%	7/21/27	600	561
AerCap Ireland Capital DAC / AerCap Global
Aviation Trust	3.875%	1/23/28	1,000	954
Air Lease Corp.	4.750%	3/1/20	275	283
Air Lease Corp.	3.875%	4/1/21	1,875	1,902
Air Lease Corp.	3.375%	6/1/21	25	25
Air Lease Corp.	3.750%	2/1/22	3,150	3,181
Air Lease Corp.	2.750%	1/15/23	400	386
Air Lease Corp.	4.250%	9/15/24	75	76
Air Lease Corp.	3.250%	3/1/25	400	381
Ares Capital Corp.	3.875%	1/15/20	425	428
Ares Capital Corp.	3.500%	2/10/23	600	583
Ares Capital Corp.	4.250%	3/1/25	800	782
FS Investment Corp.	4.000%	7/15/19	250	251

GATX Corp.	2.500%	7/30/19	150	149
GATX Corp.	3.250%	3/30/25	375	357
GATX Corp.	3.850%	3/30/27	1,250	1,218
GATX Corp.	3.500%	3/15/28	200	189
GATX Corp.	5.200%	3/15/44	150	164
GATX Corp.	4.500%	3/30/45	150	145
GE Capital International Funding Co.
Unlimited Co.	2.342%	11/15/20	4,895	4,780
GE Capital International Funding Co.
Unlimited Co.	3.373%	11/15/25	2,212	2,131
GE Capital International Funding Co.
Unlimited Co.	4.418%	11/15/35	9,007	8,761
International Lease Finance Corp.	5.875%	4/1/19	488	498
International Lease Finance Corp.	6.250%	5/15/19	613	631
International Lease Finance Corp.	8.250%	12/15/20	825	917
International Lease Finance Corp.	4.625%	4/15/21	325	336
International Lease Finance Corp.	8.625%	1/15/22	1,150	1,344
International Lease Finance Corp.	5.875%	8/15/22	615	657
Prospect Capital Corp.	5.000%	7/15/19	175	178
Prospect Capital Corp.	5.875%	3/15/23	150	157

Insurance (0.5%)
ACE Capital Trust II	9.700%	4/1/30	75	109
AEGON Funding Co. LLC	5.750%	12/15/20	614	654
Aetna Inc.	4.125%	6/1/21	320	327
Aetna Inc.	2.750%	11/15/22	650	627
Aetna Inc.	2.800%	6/15/23	950	910
Aetna Inc.	3.500%	11/15/24	495	484
Aetna Inc.	6.625%	6/15/36	500	632
Aetna Inc.	6.750%	12/15/37	350	451
Aetna Inc.	4.500%	5/15/42	375	370
Aetna Inc.	4.125%	11/15/42	325	304
Aetna Inc.	3.875%	8/15/47	1,000	890
Aflac Inc.	2.400%	3/16/20	150	149
Aflac Inc.	4.000%	2/15/22	325	333
Aflac Inc.	3.625%	6/15/23	1,000	1,012
Aflac Inc.	3.625%	11/15/24	580	582
Aflac Inc.	3.250%	3/17/25	325	318
Aflac Inc.	2.875%	10/15/26	600	565
Aflac Inc.	4.000%	10/15/46	150	145
Alleghany Corp.	4.950%	6/27/22	425	447
Alleghany Corp.	4.900%	9/15/44	300	311
Allied World Assurance Co. Holdings Ltd.	5.500%	11/15/20	200	210
Allied World Assurance Co. Holdings Ltd.	4.350%	10/29/25	350	346
Allstate Corp.	3.150%	6/15/23	675	671
Allstate Corp.	3.280%	12/15/26	400	390
Allstate Corp.	5.550%	5/9/35	105	125
Allstate Corp.	4.500%	6/15/43	725	767
Allstate Corp.	4.200%	12/15/46	1,700	1,727
7 Allstate Corp.	6.500%	5/15/67	700	823
Alterra Finance LLC	6.250%	9/30/20	95	102
American Financial Group Inc.	3.500%	8/15/26	300	287
American Financial Group Inc.	4.500%	6/15/47	500	493
American International Group Inc.	2.300%	7/16/19	650	646
American International Group Inc.	3.375%	8/15/20	425	427
American International Group Inc.	6.400%	12/15/20	1,160	1,256
American International Group Inc.	4.875%	6/1/22	1,425	1,498

American International Group Inc.	4.125%	2/15/24	650	658
American International Group Inc.	3.750%	7/10/25	1,950	1,921
American International Group Inc.	4.200%	4/1/28	750	757
American International Group Inc.	3.875%	1/15/35	800	741
American International Group Inc.	4.700%	7/10/35	325	333
American International Group Inc.	6.250%	5/1/36	600	712
American International Group Inc.	4.500%	7/16/44	2,025	1,990
American International Group Inc.	4.750%	4/1/48	750	770
7 American International Group Inc.	5.750%	4/1/48	300	304
American International Group Inc.	4.375%	1/15/55	525	482
7 American International Group Inc.	8.175%	5/15/68	400	532
Anthem Inc.	2.250%	8/15/19	600	595
Anthem Inc.	4.350%	8/15/20	450	466
Anthem Inc.	2.500%	11/21/20	700	692
Anthem Inc.	3.700%	8/15/21	495	500
Anthem Inc.	3.125%	5/15/22	350	346
Anthem Inc.	2.950%	12/1/22	600	585
Anthem Inc.	3.300%	1/15/23	1,271	1,256
Anthem Inc.	3.500%	8/15/24	1,275	1,243
Anthem Inc.	3.350%	12/1/24	675	656
Anthem Inc.	3.650%	12/1/27	1,750	1,687
Anthem Inc.	4.101%	3/1/28	2,280	2,283
Anthem Inc.	4.625%	5/15/42	575	577
Anthem Inc.	4.650%	1/15/43	650	653
Anthem Inc.	5.100%	1/15/44	400	428
Anthem Inc.	4.650%	8/15/44	525	534
Anthem Inc.	4.375%	12/1/47	1,625	1,588
Anthem Inc.	4.550%	3/1/48	600	602
Anthem Inc.	4.850%	8/15/54	175	183
Aon Corp.	5.000%	9/30/20	990	1,037
Aon Corp.	8.205%	1/1/27	150	189
Aon Corp.	6.250%	9/30/40	150	193
Aon plc	2.800%	3/15/21	350	346
Aon plc	4.000%	11/27/23	350	358
Aon plc	3.500%	6/14/24	425	422
Aon plc	3.875%	12/15/25	475	476
Aon plc	4.600%	6/14/44	625	638
Aon plc	4.750%	5/15/45	425	442
Arch Capital Finance LLC	4.011%	12/15/26	350	351
Arch Capital Finance LLC	5.031%	12/15/46	100	111
Arch Capital Group Ltd.	7.350%	5/1/34	500	658
Arch Capital Group US Inc.	5.144%	11/1/43	275	309
Aspen Insurance Holdings Ltd.	4.650%	11/15/23	200	207
Assurant Inc.	4.000%	3/15/23	225	224
Assurant Inc.	4.200%	9/27/23	200	201
Assurant Inc.	4.900%	3/27/28	400	407
Assurant Inc.	6.750%	2/15/34	550	665
Assured Guaranty US Holdings Inc.	5.000%	7/1/24	375	396
Athene Holding Ltd.	4.125%	1/12/28	835	801
AXA Financial Inc.	7.000%	4/1/28	600	718
AXA SA	8.600%	12/15/30	830	1,131
AXIS Specialty Finance LLC	5.875%	6/1/20	965	1,019
AXIS Specialty Finance plc	4.000%	12/6/27	1,500	1,439
Berkshire Hathaway Finance Corp.	2.900%	10/15/20	2,225	2,238
Berkshire Hathaway Finance Corp.	4.250%	1/15/21	480	499
Berkshire Hathaway Finance Corp.	3.000%	5/15/22	800	799
Berkshire Hathaway Finance Corp.	5.750%	1/15/40	130	162

	Berkshire Hathaway Finance Corp.	4.400%	5/15/42	400	421
	Berkshire Hathaway Finance Corp.	4.300%	5/15/43	550	573
	Berkshire Hathaway Inc.	2.200%	3/15/21	1,000	986
	Berkshire Hathaway Inc.	3.000%	2/11/23	375	374
	Berkshire Hathaway Inc.	2.750%	3/15/23	3,725	3,662
	Berkshire Hathaway Inc.	3.125%	3/15/26	3,675	3,567
	Berkshire Hathaway Inc.	4.500%	2/11/43	1,325	1,423
10	Brighthouse Financial Inc.	3.700%	6/22/27	1,211	1,123
10	Brighthouse Financial Inc.	4.700%	6/22/47	1,250	1,145
	Brown & Brown Inc.	4.200%	9/15/24	400	407
	Chubb Corp.	6.000%	5/11/37	375	476
	Chubb INA Holdings Inc.	5.900%	6/15/19	340	353
	Chubb INA Holdings Inc.	2.300%	11/3/20	1,250	1,231
	Chubb INA Holdings Inc.	2.875%	11/3/22	2,305	2,277
	Chubb INA Holdings Inc.	2.700%	3/13/23	350	341
	Chubb INA Holdings Inc.	3.350%	5/15/24	275	275
	Chubb INA Holdings Inc.	3.150%	3/15/25	700	684
	Chubb INA Holdings Inc.	3.350%	5/3/26	2,275	2,238
	Chubb INA Holdings Inc.	6.700%	5/15/36	180	247
	Chubb INA Holdings Inc.	4.150%	3/13/43	225	229
	Chubb INA Holdings Inc.	4.350%	11/3/45	1,300	1,382
	Cigna Corp.	5.125%	6/15/20	100	105
	Cigna Corp.	4.375%	12/15/20	150	155
	Cigna Corp.	4.500%	3/15/21	385	396
	Cigna Corp.	4.000%	2/15/22	490	498
	Cigna Corp.	3.250%	4/15/25	1,175	1,121
	Cigna Corp.	3.050%	10/15/27	500	456
	Cigna Corp.	5.375%	2/15/42	190	208
	Cigna Corp.	3.875%	10/15/47	775	691
	Cincinnati Financial Corp.	6.920%	5/15/28	200	248
	Cincinnati Financial Corp.	6.125%	11/1/34	325	399
	CNA Financial Corp.	5.875%	8/15/20	395	419
	CNA Financial Corp.	5.750%	8/15/21	175	187
	CNA Financial Corp.	3.950%	5/15/24	450	454
	CNA Financial Corp.	3.450%	8/15/27	400	379
	Coventry Health Care Inc.	5.450%	6/15/21	890	944
	Endurance Specialty Holdings Ltd.	7.000%	7/15/34	150	186
	Enstar Group Ltd.	4.500%	3/10/22	225	226
	Everest Reinsurance Holdings Inc.	4.868%	6/1/44	300	301
	First American Financial Corp.	4.600%	11/15/24	350	355
	Hanover Insurance Group Inc.	4.500%	4/15/26	500	501
	Hartford Financial Services Group Inc.	5.125%	4/15/22	625	666
	Hartford Financial Services Group Inc.	5.950%	10/15/36	25	30
	Hartford Financial Services Group Inc.	6.100%	10/1/41	600	757
	Hartford Financial Services Group Inc.	4.300%	4/15/43	500	498
	Humana Inc.	2.625%	10/1/19	150	149
	Humana Inc.	3.150%	12/1/22	400	394
	Humana Inc.	2.900%	12/15/22	600	586
	Humana Inc.	3.850%	10/1/24	450	450
	Humana Inc.	3.950%	3/15/27	950	943
	Humana Inc.	4.625%	12/1/42	265	266
	Humana Inc.	4.950%	10/1/44	400	422
	Humana Inc.	4.800%	3/15/47	300	308
	Kemper Corp.	4.350%	2/15/25	150	149
	Lincoln National Corp.	6.250%	2/15/20	305	323
	Lincoln National Corp.	4.200%	3/15/22	600	618
	Lincoln National Corp.	4.000%	9/1/23	225	230

Lincoln National Corp.	3.350%	3/9/25	200	196
Lincoln National Corp.	3.625%	12/12/26	250	245
Lincoln National Corp.	3.800%	3/1/28	850	841
Lincoln National Corp.	6.150%	4/7/36	24	28
Lincoln National Corp.	6.300%	10/9/37	1,025	1,254
Lincoln National Corp.	4.350%	3/1/48	150	147
Loews Corp.	2.625%	5/15/23	175	169
Loews Corp.	3.750%	4/1/26	750	754
Loews Corp.	6.000%	2/1/35	200	239
Loews Corp.	4.125%	5/15/43	475	472
Manulife Financial Corp.	4.900%	9/17/20	475	494
Manulife Financial Corp.	4.150%	3/4/26	925	939
7 Manulife Financial Corp.	4.061%	2/24/32	960	933
Manulife Financial Corp.	5.375%	3/4/46	500	584
Markel Corp.	4.900%	7/1/22	575	607
Markel Corp.	3.500%	11/1/27	200	192
Markel Corp.	5.000%	4/5/46	350	373
Markel Corp.	4.300%	11/1/47	200	194
Marsh & McLennan Cos. Inc.	2.350%	9/10/19	100	100
Marsh & McLennan Cos. Inc.	2.350%	3/6/20	500	496
Marsh & McLennan Cos. Inc.	4.800%	7/15/21	420	440
Marsh & McLennan Cos. Inc.	2.750%	1/30/22	375	368
Marsh & McLennan Cos. Inc.	3.300%	3/14/23	4,522	4,507
Marsh & McLennan Cos. Inc.	4.050%	10/15/23	350	359
Marsh & McLennan Cos. Inc.	3.500%	3/10/25	2,225	2,199
Marsh & McLennan Cos. Inc.	3.750%	3/14/26	375	373
Marsh & McLennan Cos. Inc.	5.875%	8/1/33	1,050	1,249
Marsh & McLennan Cos. Inc.	4.350%	1/30/47	200	205
Mercury General Corp.	4.400%	3/15/27	325	326
MetLife Inc.	4.750%	2/8/21	555	577
MetLife Inc.	3.048%	12/15/22	3,484	3,438
MetLife Inc.	4.368%	9/15/23	500	521
MetLife Inc.	3.600%	4/10/24	750	749
MetLife Inc.	3.000%	3/1/25	500	480
MetLife Inc.	6.500%	12/15/32	250	315
MetLife Inc.	6.375%	6/15/34	505	643
MetLife Inc.	5.700%	6/15/35	675	806
MetLife Inc.	5.875%	2/6/41	440	535
MetLife Inc.	4.125%	8/13/42	475	459
MetLife Inc.	4.875%	11/13/43	750	811
MetLife Inc.	4.721%	12/15/44	1,150	1,216
MetLife Inc.	4.050%	3/1/45	1,000	964
MetLife Inc.	4.600%	5/13/46	130	135
7 MetLife Inc.	6.400%	12/15/66	1,505	1,650
Montpelier Re Holdings Ltd.	4.700%	10/15/22	350	362
Old Republic International Corp.	4.875%	10/1/24	350	368
Old Republic International Corp.	3.875%	8/26/26	925	906
PartnerRe Finance B LLC	5.500%	6/1/20	1,050	1,099
Principal Financial Group Inc.	3.125%	5/15/23	200	196
Principal Financial Group Inc.	3.400%	5/15/25	1,500	1,474
Principal Financial Group Inc.	3.100%	11/15/26	300	283
Principal Financial Group Inc.	4.350%	5/15/43	125	126
Principal Financial Group Inc.	4.300%	11/15/46	350	347
7 Principal Financial Group Inc.	4.700%	5/15/55	925	930
Progressive Corp.	3.750%	8/23/21	445	456
Progressive Corp.	2.450%	1/15/27	350	321
Progressive Corp.	6.625%	3/1/29	150	188

	Progressive Corp.	3.700%	1/26/45	250	236
	Progressive Corp.	4.125%	4/15/47	2,000	2,003
	Protective Life Corp.	7.375%	10/15/19	100	107
	Prudential Financial Inc.	7.375%	6/15/19	455	481
	Prudential Financial Inc.	2.350%	8/15/19	225	224
	Prudential Financial Inc.	5.375%	6/21/20	430	453
	Prudential Financial Inc.	4.500%	11/15/20	75	78
	Prudential Financial Inc.	3.500%	5/15/24	450	450
	Prudential Financial Inc.	5.750%	7/15/33	395	464
	Prudential Financial Inc.	5.700%	12/14/36	505	611
	Prudential Financial Inc.	6.625%	12/1/37	300	396
	Prudential Financial Inc.	6.625%	6/21/40	250	332
7	Prudential Financial Inc.	5.875%	9/15/42	1,675	1,770
7	Prudential Financial Inc.	5.625%	6/15/43	1,275	1,337
	Prudential Financial Inc.	5.100%	8/15/43	225	249
	Prudential Financial Inc.	4.600%	5/15/44	1,500	1,564
7	Prudential Financial Inc.	5.375%	5/15/45	650	668
10	Prudential Financial Inc.	3.905%	12/7/47	2,082	1,964
10	Prudential Financial Inc.	3.935%	12/7/49	135	126
	Reinsurance Group of America Inc.	6.450%	11/15/19	275	290
	Reinsurance Group of America Inc.	5.000%	6/1/21	1,200	1,254
	Reinsurance Group of America Inc.	4.700%	9/15/23	250	263
	Reinsurance Group of America Inc.	3.950%	9/15/26	100	99
	RenaissanceRe Finance Inc.	3.450%	7/1/27	175	166
	Swiss Re Solutions Holding Corp.	7.000%	2/15/26	250	296
	Torchmark Corp.	3.800%	9/15/22	200	203
	Transatlantic Holdings Inc.	8.000%	11/30/39	625	852
	Travelers Cos. Inc.	3.900%	11/1/20	330	338
	Travelers Cos. Inc.	6.750%	6/20/36	475	651
	Travelers Cos. Inc.	6.250%	6/15/37	145	184
	Travelers Cos. Inc.	5.350%	11/1/40	130	156
	Travelers Cos. Inc.	4.600%	8/1/43	1,000	1,079
	Travelers Cos. Inc.	4.300%	8/25/45	250	258
	Travelers Cos. Inc.	4.000%	5/30/47	550	542
	UnitedHealth Group Inc.	2.300%	12/15/19	50	50
	UnitedHealth Group Inc.	2.700%	7/15/20	950	949
	UnitedHealth Group Inc.	1.950%	10/15/20	650	640
	UnitedHealth Group Inc.	4.700%	2/15/21	165	172
	UnitedHealth Group Inc.	3.375%	11/15/21	1,580	1,593
	UnitedHealth Group Inc.	2.875%	12/15/21	625	619
	UnitedHealth Group Inc.	2.875%	3/15/22	525	519
	UnitedHealth Group Inc.	3.350%	7/15/22	1,325	1,332
	UnitedHealth Group Inc.	2.375%	10/15/22	1,100	1,060
	UnitedHealth Group Inc.	2.750%	2/15/23	400	390
	UnitedHealth Group Inc.	2.875%	3/15/23	1,455	1,429
	UnitedHealth Group Inc.	3.750%	7/15/25	2,750	2,786
	UnitedHealth Group Inc.	3.100%	3/15/26	750	724
	UnitedHealth Group Inc.	3.450%	1/15/27	600	594
	UnitedHealth Group Inc.	3.375%	4/15/27	1,525	1,487
	UnitedHealth Group Inc.	2.950%	10/15/27	400	380
	UnitedHealth Group Inc.	4.625%	7/15/35	300	327
	UnitedHealth Group Inc.	6.500%	6/15/37	200	268
	UnitedHealth Group Inc.	6.625%	11/15/37	325	439
	UnitedHealth Group Inc.	6.875%	2/15/38	1,405	1,939
	UnitedHealth Group Inc.	5.950%	2/15/41	240	306
	UnitedHealth Group Inc.	4.625%	11/15/41	1,180	1,276
	UnitedHealth Group Inc.	4.375%	3/15/42	325	339

UnitedHealth Group Inc.	3.950%	10/15/42	400	389
UnitedHealth Group Inc.	4.250%	3/15/43	75	76
UnitedHealth Group Inc.	4.750%	7/15/45	1,315	1,437
UnitedHealth Group Inc.	4.200%	1/15/47	775	781
UnitedHealth Group Inc.	4.250%	4/15/47	2,000	2,031
UnitedHealth Group Inc.	3.750%	10/15/47	600	564
Unum Group	5.625%	9/15/20	50	53
Unum Group	3.000%	5/15/21	450	445
Unum Group	4.000%	3/15/24	200	202
Unum Group	5.750%	8/15/42	400	464
Voya Financial Inc.	3.125%	7/15/24	1,300	1,252
Voya Financial Inc.	3.650%	6/15/26	750	728
Voya Financial Inc.	5.700%	7/15/43	350	399
Voya Financial Inc.	4.800%	6/15/46	300	306
Willis North America Inc.	3.600%	5/15/24	500	489
Willis Towers Watson plc	5.750%	3/15/21	265	282
WR Berkley Corp.	5.375%	9/15/20	50	53
WR Berkley Corp.	4.625%	3/15/22	225	234
XLIT Ltd.	5.750%	10/1/21	1,345	1,454
XLIT Ltd.	6.375%	11/15/24	100	114
XLIT Ltd.	4.450%	3/31/25	200	201
XLIT Ltd.	5.250%	12/15/43	100	112
XLIT Ltd.	5.500%	3/31/45	450	493

Other Finance (0.0%)
ORIX Corp.	2.900%	7/18/22	300	293
ORIX Corp.	3.250%	12/4/24	275	266
ORIX Corp.	3.700%	7/18/27	850	827

Real Estate Investment Trusts (0.3%)
Alexandria Real Estate Equities Inc.	2.750%	1/15/20	250	248
Alexandria Real Estate Equities Inc.	4.600%	4/1/22	300	312
Alexandria Real Estate Equities Inc.	3.900%	6/15/23	75	76
Alexandria Real Estate Equities Inc.	3.450%	4/30/25	500	484
Alexandria Real Estate Equities Inc.	4.300%	1/15/26	300	305
Alexandria Real Estate Equities Inc.	3.950%	1/15/27	250	246
Alexandria Real Estate Equities Inc.	3.950%	1/15/28	350	343
Alexandria Real Estate Equities Inc.	4.500%	7/30/29	200	204
American Campus Communities Operating
Partnership LP	3.350%	10/1/20	250	250
American Campus Communities Operating
Partnership LP	4.125%	7/1/24	250	251
American Campus Communities Operating
Partnership LP	3.625%	11/15/27	300	285
AvalonBay Communities Inc.	2.850%	3/15/23	200	195
AvalonBay Communities Inc.	4.200%	12/15/23	175	182
AvalonBay Communities Inc.	3.500%	11/15/24	250	249
AvalonBay Communities Inc.	3.450%	6/1/25	425	421
AvalonBay Communities Inc.	2.950%	5/11/26	250	237
AvalonBay Communities Inc.	2.900%	10/15/26	50	47
AvalonBay Communities Inc.	3.350%	5/15/27	300	290
AvalonBay Communities Inc.	3.200%	1/15/28	350	332
AvalonBay Communities Inc.	4.350%	4/15/48	250	253
Boston Properties LP	5.625%	11/15/20	325	344
Boston Properties LP	4.125%	5/15/21	190	195
Boston Properties LP	3.850%	2/1/23	950	968
Boston Properties LP	3.125%	9/1/23	1,375	1,345

Boston Properties LP	3.200%	1/15/25	550	531
Boston Properties LP	2.750%	10/1/26	475	432
Brandywine Operating Partnership LP	3.950%	2/15/23	1,825	1,829
Brandywine Operating Partnership LP	3.950%	11/15/27	1,950	1,884
Brixmor Operating Partnership LP	3.875%	8/15/22	25	25
Brixmor Operating Partnership LP	3.650%	6/15/24	300	292
Brixmor Operating Partnership LP	3.850%	2/1/25	1,475	1,442
Brixmor Operating Partnership LP	4.125%	6/15/26	400	392
Brixmor Operating Partnership LP	3.900%	3/15/27	300	287
CBL & Associates LP	4.600%	10/15/24	135	110
Columbia Property Trust Operating
Partnership LP	4.150%	4/1/25	100	99
Columbia Property Trust Operating
Partnership LP	3.650%	8/15/26	1,125	1,055
Corporate Office Properties LP	3.700%	6/15/21	200	200
Corporate Office Properties LP	3.600%	5/15/23	200	196
CubeSmart LP	4.375%	12/15/23	500	514
CubeSmart LP	4.000%	11/15/25	160	159
CubeSmart LP	3.125%	9/1/26	425	393
DCT Industrial Operating Partnership LP	4.500%	10/15/23	200	204
DDR Corp.	4.625%	7/15/22	675	699
DDR Corp.	4.250%	2/1/26	250	247
DDR Corp.	4.700%	6/1/27	2,500	2,548
Digital Realty Trust LP	5.250%	3/15/21	1,190	1,253
Digital Realty Trust LP	3.950%	7/1/22	900	917
Digital Realty Trust LP	3.625%	10/1/22	1,730	1,731
Digital Realty Trust LP	3.700%	8/15/27	400	385
Duke Realty LP	3.625%	4/15/23	275	276
Duke Realty LP	3.250%	6/30/26	75	72
Duke Realty LP	3.375%	12/15/27	250	238
EPR Properties	5.750%	8/15/22	375	401
EPR Properties	5.250%	7/15/23	400	419
EPR Properties	4.500%	4/1/25	300	300
EPR Properties	4.750%	12/15/26	500	501
ERP Operating LP	2.375%	7/1/19	375	374
ERP Operating LP	4.750%	7/15/20	215	223
ERP Operating LP	4.625%	12/15/21	69	72
ERP Operating LP	3.000%	4/15/23	625	617
ERP Operating LP	3.375%	6/1/25	350	345
ERP Operating LP	2.850%	11/1/26	1,300	1,222
ERP Operating LP	3.500%	3/1/28	500	489
ERP Operating LP	4.500%	7/1/44	550	570
ERP Operating LP	4.500%	6/1/45	350	362
Essex Portfolio LP	5.200%	3/15/21	175	184
Essex Portfolio LP	3.250%	5/1/23	50	49
Essex Portfolio LP	3.500%	4/1/25	200	195
Essex Portfolio LP	3.375%	4/15/26	300	288
Essex Portfolio LP	3.625%	5/1/27	350	339
Essex Portfolio LP	4.500%	3/15/48	1,000	995
Federal Realty Investment Trust	2.750%	6/1/23	325	316
Federal Realty Investment Trust	3.250%	7/15/27	225	215
Federal Realty Investment Trust	4.500%	12/1/44	1,000	1,033
Government Properties Income Trust	4.000%	7/15/22	275	275
HCP Inc.	2.625%	2/1/20	1,800	1,782
HCP Inc.	5.375%	2/1/21	13	14
HCP Inc.	3.150%	8/1/22	150	148
HCP Inc.	4.000%	12/1/22	2,135	2,174

HCP Inc.	3.400%	2/1/25	400	387
HCP Inc.	6.750%	2/1/41	175	223
Healthcare Realty Trust Inc.	3.625%	1/15/28	300	285
Healthcare Trust of America Holdings LP	3.375%	7/15/21	175	175
Healthcare Trust of America Holdings LP	2.950%	7/1/22	300	292
Healthcare Trust of America Holdings LP	3.700%	4/15/23	100	100
Healthcare Trust of America Holdings LP	3.500%	8/1/26	475	453
Healthcare Trust of America Holdings LP	3.750%	7/1/27	250	240
Highwoods Realty LP	3.200%	6/15/21	500	496
Highwoods Realty LP	4.125%	3/15/28	850	843
Hospitality Properties Trust	4.500%	6/15/23	524	538
Hospitality Properties Trust	4.650%	3/15/24	200	205
Hospitality Properties Trust	4.500%	3/15/25	125	126
Hospitality Properties Trust	5.250%	2/15/26	225	234
Hospitality Properties Trust	4.950%	2/15/27	325	331
Hospitality Properties Trust	3.950%	1/15/28	500	472
Hospitality Properties Trust	4.375%	2/15/30	1,375	1,318
Host Hotels & Resorts LP	6.000%	10/1/21	1,100	1,177
Host Hotels & Resorts LP	5.250%	3/15/22	500	526
Host Hotels & Resorts LP	3.750%	10/15/23	240	237
Host Hotels & Resorts LP	3.875%	4/1/24	300	295
Host Hotels & Resorts LP	4.000%	6/15/25	175	172
Hudson Pacific Properties LP	3.950%	11/1/27	250	239
Kilroy Realty LP	3.800%	1/15/23	250	251
Kilroy Realty LP	3.450%	12/15/24	850	824
Kimco Realty Corp.	6.875%	10/1/19	50	53
Kimco Realty Corp.	3.200%	5/1/21	500	500
Kimco Realty Corp.	3.125%	6/1/23	550	536
Kimco Realty Corp.	2.800%	10/1/26	1,294	1,159
Kimco Realty Corp.	3.800%	4/1/27	300	288
Kimco Realty Corp.	4.450%	9/1/47	250	235
Kite Realty Group LP	4.000%	10/1/26	725	680
Liberty Property LP	3.375%	6/15/23	575	570
Liberty Property LP	4.400%	2/15/24	325	337
Liberty Property LP	3.750%	4/1/25	975	968
Life Storage LP	3.500%	7/1/26	1,375	1,298
Life Storage LP	3.875%	12/15/27	100	96
Mid-America Apartments LP	4.300%	10/15/23	350	363
Mid-America Apartments LP	3.750%	6/15/24	325	323
Mid-America Apartments LP	3.600%	6/1/27	1,000	968
National Retail Properties Inc.	5.500%	7/15/21	50	53
National Retail Properties Inc.	3.800%	10/15/22	500	503
National Retail Properties Inc.	3.900%	6/15/24	275	275
National Retail Properties Inc.	4.000%	11/15/25	450	448
National Retail Properties Inc.	3.500%	10/15/27	800	759
Omega Healthcare Investors Inc.	4.375%	8/1/23	75	75
Omega Healthcare Investors Inc.	4.950%	4/1/24	275	280
Omega Healthcare Investors Inc.	4.500%	1/15/25	175	171
Omega Healthcare Investors Inc.	5.250%	1/15/26	2,250	2,272
Omega Healthcare Investors Inc.	4.500%	4/1/27	1,000	962
Omega Healthcare Investors Inc.	4.750%	1/15/28	300	291
Physicians Realty LP	4.300%	3/15/27	650	643
Physicians Realty LP	3.950%	1/15/28	300	287
Piedmont Operating Partnership LP	3.400%	6/1/23	125	122
Piedmont Operating Partnership LP	4.450%	3/15/24	275	280
Public Storage	2.370%	9/15/22	250	241
Public Storage	3.094%	9/15/27	300	288

Realty Income Corp.	3.250%	10/15/22	1,300	1,289
Realty Income Corp.	3.875%	7/15/24	250	251
Realty Income Corp.	3.875%	4/15/25	200	200
Realty Income Corp.	4.125%	10/15/26	775	783
Realty Income Corp.	3.000%	1/15/27	400	369
Realty Income Corp.	3.650%	1/15/28	790	764
Realty Income Corp.	4.650%	3/15/47	1,550	1,605
Regency Centers LP	3.600%	2/1/27	340	328
Regency Centers LP	4.125%	3/15/28	250	250
Regency Centers LP	4.400%	2/1/47	400	391
Sabra Health Care LP	5.125%	8/15/26	100	96
Select Income REIT	4.150%	2/1/22	225	225
Select Income REIT	4.250%	5/15/24	500	489
Select Income REIT	4.500%	2/1/25	250	247
Senior Housing Properties Trust	3.250%	5/1/19	475	475
Senior Housing Properties Trust	4.750%	2/15/28	200	197
Simon Property Group LP	4.375%	3/1/21	555	575
Simon Property Group LP	4.125%	12/1/21	525	541
Simon Property Group LP	2.350%	1/30/22	500	484
Simon Property Group LP	3.375%	3/15/22	250	251
Simon Property Group LP	2.625%	6/15/22	750	731
Simon Property Group LP	2.750%	2/1/23	400	389
Simon Property Group LP	2.750%	6/1/23	600	581
Simon Property Group LP	3.750%	2/1/24	500	508
Simon Property Group LP	3.500%	9/1/25	200	197
Simon Property Group LP	3.300%	1/15/26	100	97
Simon Property Group LP	3.250%	11/30/26	300	288
Simon Property Group LP	3.375%	6/15/27	900	869
Simon Property Group LP	3.375%	12/1/27	1,000	957
Simon Property Group LP	6.750%	2/1/40	300	399
Simon Property Group LP	4.750%	3/15/42	225	238
Simon Property Group LP	4.250%	11/30/46	500	489
SL Green Operating Partnership LP	3.250%	10/15/22	350	341
STORE Capital Corp.	4.500%	3/15/28	300	298
Tanger Properties LP	3.750%	12/1/24	200	196
Tanger Properties LP	3.125%	9/1/26	375	341
Tanger Properties LP	3.875%	7/15/27	900	869
UDR Inc.	3.700%	10/1/20	150	152
UDR Inc.	4.625%	1/10/22	2,575	2,670
UDR Inc.	2.950%	9/1/26	600	553
UDR Inc.	3.500%	7/1/27	150	145
UDR Inc.	3.500%	1/15/28	50	48
Ventas Realty LP	3.100%	1/15/23	1,658	1,622
Ventas Realty LP	3.125%	6/15/23	850	832
Ventas Realty LP	3.750%	5/1/24	200	200
Ventas Realty LP	3.850%	4/1/27	275	269
Ventas Realty LP	5.700%	9/30/43	450	522
Ventas Realty LP / Ventas Capital Corp.	2.700%	4/1/20	25	25
Ventas Realty LP / Ventas Capital Corp.	4.750%	6/1/21	1,568	1,634
Ventas Realty LP / Ventas Capital Corp.	4.250%	3/1/22	140	144
Ventas Realty LP / Ventas Capital Corp.	3.250%	8/15/22	500	494
VEREIT Operating Partnership LP	4.600%	2/6/24	375	379
VEREIT Operating Partnership LP	4.875%	6/1/26	1,350	1,369
VEREIT Operating Partnership LP	3.950%	8/15/27	450	423
Vornado Realty LP	5.000%	1/15/22	100	105
Vornado Realty LP	3.500%	1/15/25	425	412
Washington Prime Group LP	3.850%	4/1/20	200	196

	Washington Prime Group LP	5.950%	8/15/24	100	95
	Washington REIT	4.950%	10/1/20	125	128
	Washington REIT	3.950%	10/15/22	100	101
	Weingarten Realty Investors	3.375%	10/15/22	200	198
	Weingarten Realty Investors	3.500%	4/15/23	250	248
	Weingarten Realty Investors	4.450%	1/15/24	75	77
	Welltower Inc.	4.125%	4/1/19	300	303
	Welltower Inc.	4.950%	1/15/21	750	781
	Welltower Inc.	5.250%	1/15/22	2,401	2,553
	Welltower Inc.	3.750%	3/15/23	1,985	2,009
	Welltower Inc.	4.500%	1/15/24	125	129
	Welltower Inc.	4.000%	6/1/25	1,125	1,125
	Welltower Inc.	4.250%	4/1/26	450	454
	Welltower Inc.	6.500%	3/15/41	200	252
	WP Carey Inc.	4.600%	4/1/24	300	307
	WP Carey Inc.	4.000%	2/1/25	200	196
	WP Carey Inc.	4.250%	10/1/26	300	298
					1,315,764
Industrial (6.9%)
	Basic Industry (0.4%)
	Agrium Inc.	3.150%	10/1/22	2,310	2,292
	Agrium Inc.	3.500%	6/1/23	275	274
	Agrium Inc.	3.375%	3/15/25	550	533
	Agrium Inc.	4.125%	3/15/35	1,250	1,216
	Agrium Inc.	4.900%	6/1/43	125	129
	Agrium Inc.	5.250%	1/15/45	750	817
	Air Products & Chemicals Inc.	3.000%	11/3/21	190	190
	Air Products & Chemicals Inc.	2.750%	2/3/23	200	197
	Air Products & Chemicals Inc.	3.350%	7/31/24	2,800	2,817
	Airgas Inc.	3.650%	7/15/24	750	758
	Albemarle Corp.	4.150%	12/1/24	300	308
	Albemarle Corp.	5.450%	12/1/44	325	351
	Barrick Gold Corp.	5.250%	4/1/42	500	547
	Barrick North America Finance LLC	4.400%	5/30/21	461	476
	Barrick North America Finance LLC	5.700%	5/30/41	750	860
	Barrick North America Finance LLC	5.750%	5/1/43	650	756
	Barrick PD Australia Finance Pty Ltd.	5.950%	10/15/39	675	782
	BHP Billiton Finance USA Ltd.	2.875%	2/24/22	802	795
	BHP Billiton Finance USA Ltd.	3.850%	9/30/23	475	491
	BHP Billiton Finance USA Ltd.	4.125%	2/24/42	1,200	1,226
	BHP Billiton Finance USA Ltd.	5.000%	9/30/43	1,500	1,721
	Braskem Finance Ltd.	6.450%	2/3/24	200	217
	Cabot Corp.	3.700%	7/15/22	50	50
	Celulosa Arauco y Constitucion SA	4.750%	1/11/22	1,400	1,442
10	Celulosa Arauco y Constitucion SA	3.875%	11/2/27	500	480
10	Celulosa Arauco y Constitucion SA	5.500%	11/2/47	850	862
	Domtar Corp.	6.750%	2/15/44	400	443
	Dow Chemical Co.	8.550%	5/15/19	1,810	1,925
	Dow Chemical Co.	4.250%	11/15/20	1,630	1,674
	Dow Chemical Co.	4.125%	11/15/21	2,035	2,087
	Dow Chemical Co.	3.000%	11/15/22	700	687
	Dow Chemical Co.	3.500%	10/1/24	600	594
	Dow Chemical Co.	7.375%	11/1/29	100	130
	Dow Chemical Co.	4.250%	10/1/34	350	350
	Dow Chemical Co.	9.400%	5/15/39	960	1,540
	Dow Chemical Co.	5.250%	11/15/41	375	415
	Dow Chemical Co.	4.375%	11/15/42	900	894

	Dow Chemical Co.	4.625%	10/1/44	500	513
	Eastman Chemical Co.	5.500%	11/15/19	1,100	1,148
	Eastman Chemical Co.	2.700%	1/15/20	400	398
	Eastman Chemical Co.	3.600%	8/15/22	317	319
	Eastman Chemical Co.	4.800%	9/1/42	400	421
	Eastman Chemical Co.	4.650%	10/15/44	1,000	1,028
	Ecolab Inc.	2.250%	1/12/20	200	198
	Ecolab Inc.	4.350%	12/8/21	378	395
	Ecolab Inc.	2.375%	8/10/22	1,200	1,160
	Ecolab Inc.	3.250%	1/14/23	1,893	1,892
	Ecolab Inc.	2.700%	11/1/26	600	560
10	Ecolab Inc.	3.250%	12/1/27	400	386
	Ecolab Inc.	5.500%	12/8/41	85	101
10	Ecolab Inc.	3.950%	12/1/47	693	672
	EI du Pont de Nemours & Co.	4.625%	1/15/20	300	309
	EI du Pont de Nemours & Co.	2.200%	5/1/20	1,000	985
	EI du Pont de Nemours & Co.	3.625%	1/15/21	1,370	1,391
	EI du Pont de Nemours & Co.	4.250%	4/1/21	350	362
	EI du Pont de Nemours & Co.	2.800%	2/15/23	75	73
	EI du Pont de Nemours & Co.	6.500%	1/15/28	500	607
	EI du Pont de Nemours & Co.	4.900%	1/15/41	250	266
	EI du Pont de Nemours & Co.	4.150%	2/15/43	525	507
	Fibria Overseas Finance Ltd.	5.250%	5/12/24	1,100	1,133
	Fibria Overseas Finance Ltd.	4.000%	1/14/25	450	434
	FMC Corp.	3.950%	2/1/22	150	152
	FMC Corp.	4.100%	2/1/24	750	757
	Georgia-Pacific LLC	8.875%	5/15/31	1,200	1,814
	Goldcorp Inc.	3.625%	6/9/21	700	705
	Goldcorp Inc.	3.700%	3/15/23	2,825	2,808
	Goldcorp Inc.	5.450%	6/9/44	1,050	1,155
	International Flavors & Fragrances Inc.	3.200%	5/1/23	50	49
	International Flavors & Fragrances Inc.	4.375%	6/1/47	550	549
	International Paper Co.	7.500%	8/15/21	617	699
	International Paper Co.	4.750%	2/15/22	1,888	1,976
	International Paper Co.	3.650%	6/15/24	400	398
	International Paper Co.	3.800%	1/15/26	350	345
	International Paper Co.	3.000%	2/15/27	1,500	1,386
	International Paper Co.	5.000%	9/15/35	150	158
	International Paper Co.	7.300%	11/15/39	805	1,056
	International Paper Co.	6.000%	11/15/41	300	346
	International Paper Co.	4.800%	6/15/44	500	505
	International Paper Co.	5.150%	5/15/46	525	552
	International Paper Co.	4.400%	8/15/47	1,050	994
	Kinross Gold Corp.	5.125%	9/1/21	200	208
	Kinross Gold Corp.	5.950%	3/15/24	400	430
10	Kinross Gold Corp.	4.500%	7/15/27	100	98
	LYB International Finance BV	4.000%	7/15/23	500	506
	LYB International Finance BV	5.250%	7/15/43	500	543
	LYB International Finance BV	4.875%	3/15/44	400	416
	LYB International Finance II BV	3.500%	3/2/27	400	382
	LyondellBasell Industries NV	5.000%	4/15/19	850	863
	LyondellBasell Industries NV	6.000%	11/15/21	3,175	3,427
	LyondellBasell Industries NV	4.625%	2/26/55	950	922
	Meadwestvaco Corp.	7.950%	2/15/31	1,225	1,676
	Methanex Corp.	5.650%	12/1/44	200	198
	Monsanto Co.	2.125%	7/15/19	800	794
	Monsanto Co.	2.750%	7/15/21	600	591

Monsanto Co.	2.200%	7/15/22	175	167
Monsanto Co.	2.850%	4/15/25	250	235
Monsanto Co.	4.200%	7/15/34	400	394
Monsanto Co.	3.600%	7/15/42	250	217
Monsanto Co.	3.950%	4/15/45	1,300	1,174
Monsanto Co.	4.700%	7/15/64	600	580
Mosaic Co.	3.750%	11/15/21	865	871
Mosaic Co.	3.250%	11/15/22	650	636
Mosaic Co.	4.250%	11/15/23	1,500	1,529
Mosaic Co.	4.050%	11/15/27	550	533
Mosaic Co.	5.450%	11/15/33	100	106
Mosaic Co.	4.875%	11/15/41	130	124
Mosaic Co.	5.625%	11/15/43	150	157
Newmont Mining Corp.	5.125%	10/1/19	475	489
Newmont Mining Corp.	5.875%	4/1/35	325	377
Newmont Mining Corp.	6.250%	10/1/39	500	604
Newmont Mining Corp.	4.875%	3/15/42	950	987
Nucor Corp.	4.125%	9/15/22	200	208
Nucor Corp.	4.000%	8/1/23	325	335
Nucor Corp.	6.400%	12/1/37	1,325	1,706
Nucor Corp.	5.200%	8/1/43	400	461
Packaging Corp. of America	2.450%	12/15/20	400	393
Packaging Corp. of America	3.900%	6/15/22	275	280
Packaging Corp. of America	4.500%	11/1/23	425	443
Packaging Corp. of America	3.650%	9/15/24	500	499
Packaging Corp. of America	3.400%	12/15/27	400	382
Placer Dome Inc.	6.450%	10/15/35	375	454
Potash Corp. of Saskatchewan Inc.	4.875%	3/30/20	1,210	1,248
Potash Corp. of Saskatchewan Inc.	3.000%	4/1/25	250	237
Potash Corp. of Saskatchewan Inc.	4.000%	12/15/26	300	299
Potash Corp. of Saskatchewan Inc.	5.625%	12/1/40	385	443
PPG Industries Inc.	2.300%	11/15/19	700	696
PPG Industries Inc.	3.600%	11/15/20	27	27
Praxair Inc.	4.500%	8/15/19	175	180
Praxair Inc.	4.050%	3/15/21	825	851
Praxair Inc.	3.000%	9/1/21	325	324
Praxair Inc.	2.450%	2/15/22	3,275	3,207
Praxair Inc.	2.650%	2/5/25	500	481
Praxair Inc.	3.550%	11/7/42	300	288
Rayonier Inc.	3.750%	4/1/22	125	123
Reliance Steel & Aluminum Co.	4.500%	4/15/23	225	232
Rio Tinto Alcan Inc.	6.125%	12/15/33	325	401
Rio Tinto Alcan Inc.	5.750%	6/1/35	450	541
Rio Tinto Finance USA Ltd.	4.125%	5/20/21	125	130
Rio Tinto Finance USA Ltd.	3.750%	9/20/21	750	773
Rio Tinto Finance USA Ltd.	3.750%	6/15/25	3,200	3,242
Rio Tinto Finance USA Ltd.	7.125%	7/15/28	225	289
Rio Tinto Finance USA Ltd.	5.200%	11/2/40	565	654
Rio Tinto Finance USA plc	4.750%	3/22/42	625	688
Rio Tinto Finance USA plc	4.125%	8/21/42	1,000	1,011
Rohm & Haas Co.	7.850%	7/15/29	300	403
RPM International Inc.	6.125%	10/15/19	75	79
RPM International Inc.	3.450%	11/15/22	250	250
RPM International Inc.	3.750%	3/15/27	150	146
RPM International Inc.	5.250%	6/1/45	50	53
RPM International Inc.	4.250%	1/15/48	1,200	1,127
Sherwin-Williams Co.	7.250%	6/15/19	350	369

	Sherwin-Williams Co.	2.250%	5/15/20	300	295
	Sherwin-Williams Co.	4.200%	1/15/22	25	26
	Sherwin-Williams Co.	2.750%	6/1/22	950	923
	Sherwin-Williams Co.	3.125%	6/1/24	300	291
	Sherwin-Williams Co.	3.450%	8/1/25	900	881
	Sherwin-Williams Co.	3.950%	1/15/26	600	601
	Sherwin-Williams Co.	3.450%	6/1/27	300	287
	Sherwin-Williams Co.	4.550%	8/1/45	270	270
	Sherwin-Williams Co.	4.500%	6/1/47	500	498
	Southern Copper Corp.	5.375%	4/16/20	200	209
	Southern Copper Corp.	3.500%	11/8/22	1,600	1,598
	Southern Copper Corp.	3.875%	4/23/25	650	654
	Southern Copper Corp.	7.500%	7/27/35	425	548
	Southern Copper Corp.	6.750%	4/16/40	250	307
	Southern Copper Corp.	5.875%	4/23/45	2,705	3,060
	Syngenta Finance NV	3.125%	3/28/22	250	241
	Vale Canada Ltd.	7.200%	9/15/32	100	114
	Vale Overseas Ltd.	5.875%	6/10/21	1,200	1,289
	Vale Overseas Ltd.	4.375%	1/11/22	1,479	1,518
	Vale Overseas Ltd.	6.250%	8/10/26	700	784
	Vale Overseas Ltd.	8.250%	1/17/34	375	483
	Vale Overseas Ltd.	6.875%	11/21/36	1,435	1,688
	Vale Overseas Ltd.	6.875%	11/10/39	1,410	1,667
	Vale SA	5.625%	9/11/42	2,550	2,690
	Westlake Chemical Corp.	3.600%	8/15/26	2,200	2,125
	Westlake Chemical Corp.	5.000%	8/15/46	600	627
10	WestRock Co.	3.000%	9/15/24	525	501
10	WestRock Co.	3.375%	9/15/27	425	407
	Westrock MWV LLC	8.200%	1/15/30	500	681
	WestRock RKT Co.	3.500%	3/1/20	1,725	1,736
	WestRock RKT Co.	4.900%	3/1/22	250	263
	Weyerhaeuser Co.	7.375%	10/1/19	1,075	1,142
	Weyerhaeuser Co.	4.700%	3/15/21	275	285
	Weyerhaeuser Co.	8.500%	1/15/25	150	189
	Weyerhaeuser Co.	7.375%	3/15/32	625	822
	Weyerhaeuser Co.	6.875%	12/15/33	125	159
	Yamana Gold Inc.	4.950%	7/15/24	640	659
10	Yamana Gold Inc.	4.625%	12/15/27	150	147

	Capital Goods (0.6%)
	3M Co.	2.000%	8/7/20	325	320
	3M Co.	1.625%	9/19/21	450	432
	3M Co.	2.250%	3/15/23	1,325	1,280
	3M Co.	3.000%	8/7/25	350	345
	3M Co.	2.250%	9/19/26	800	728
	3M Co.	2.875%	10/15/27	525	504
	3M Co.	3.125%	9/19/46	500	440
	3M Co.	3.625%	10/15/47	450	434
	ABB Finance USA Inc.	2.800%	4/3/20	200	200
	ABB Finance USA Inc.	2.875%	5/8/22	375	370
	ABB Finance USA Inc.	3.375%	4/3/23	250	250
	ABB Finance USA Inc.	3.800%	4/3/28	300	302
	ABB Finance USA Inc.	4.375%	5/8/42	150	157
	Acuity Brands Lighting Inc.	6.000%	12/15/19	200	210
	Allegion US Holding Co. Inc.	3.200%	10/1/24	100	97
	Allegion US Holding Co. Inc.	3.550%	10/1/27	325	307
	Bemis Co. Inc.	3.100%	9/15/26	300	280

Boeing Capital Corp.	4.700%	10/27/19	125	129
Boeing Co.	4.875%	2/15/20	525	547
Boeing Co.	1.650%	10/30/20	350	341
Boeing Co.	2.125%	3/1/22	800	779
Boeing Co.	2.800%	3/1/23	250	247
Boeing Co.	1.875%	6/15/23	400	377
Boeing Co.	2.850%	10/30/24	200	195
Boeing Co.	2.600%	10/30/25	1,300	1,240
Boeing Co.	2.250%	6/15/26	250	231
Boeing Co.	2.800%	3/1/27	200	191
Boeing Co.	3.250%	3/1/28	275	271
Boeing Co.	6.625%	2/15/38	100	136
Boeing Co.	6.875%	3/15/39	310	438
Boeing Co.	5.875%	2/15/40	545	695
Boeing Co.	3.375%	6/15/46	450	413
Boeing Co.	3.650%	3/1/47	300	289
Boeing Co.	3.625%	3/1/48	350	334
Carlisle Cos. Inc.	3.750%	11/15/22	175	176
Carlisle Cos. Inc.	3.500%	12/1/24	150	148
Carlisle Cos. Inc.	3.750%	12/1/27	1,150	1,122
Caterpillar Financial Services Corp.	1.350%	5/18/19	750	741
Caterpillar Financial Services Corp.	2.100%	6/9/19	500	498
Caterpillar Financial Services Corp.	2.000%	11/29/19	1,200	1,190
Caterpillar Financial Services Corp.	2.250%	12/1/19	300	298
Caterpillar Financial Services Corp.	2.100%	1/10/20	900	893
Caterpillar Financial Services Corp.	2.000%	3/5/20	750	742
Caterpillar Financial Services Corp.	1.850%	9/4/20	1,300	1,272
Caterpillar Financial Services Corp.	2.500%	11/13/20	500	498
Caterpillar Financial Services Corp.	2.900%	3/15/21	800	798
Caterpillar Financial Services Corp.	1.700%	8/9/21	800	766
Caterpillar Financial Services Corp.	2.750%	8/20/21	200	198
Caterpillar Financial Services Corp.	1.931%	10/1/21	875	841
Caterpillar Financial Services Corp.	2.400%	6/6/22	700	679
Caterpillar Financial Services Corp.	2.550%	11/29/22	1,000	971
Caterpillar Financial Services Corp.	3.300%	6/9/24	730	725
Caterpillar Financial Services Corp.	3.250%	12/1/24	700	692
Caterpillar Financial Services Corp.	2.400%	8/9/26	200	185
Caterpillar Inc.	3.900%	5/27/21	720	739
Caterpillar Inc.	2.600%	6/26/22	125	122
Caterpillar Inc.	3.400%	5/15/24	750	750
Caterpillar Inc.	6.050%	8/15/36	720	927
Caterpillar Inc.	5.200%	5/27/41	500	595
Caterpillar Inc.	3.803%	8/15/42	1,329	1,319
Caterpillar Inc.	4.300%	5/15/44	1,000	1,073
CNH Industrial Capital LLC	4.375%	11/6/20	200	203
CNH Industrial Capital LLC	4.375%	4/5/22	150	152
CNH Industrial NV	3.850%	11/15/27	800	776
Crane Co.	4.450%	12/15/23	400	410
Crane Co.	4.200%	3/15/48	500	496
CRH America Inc.	5.750%	1/15/21	985	1,047
Deere & Co.	2.600%	6/8/22	700	684
Deere & Co.	5.375%	10/16/29	455	531
Deere & Co.	8.100%	5/15/30	550	773
Deere & Co.	7.125%	3/3/31	400	532
Deere & Co.	3.900%	6/9/42	1,000	1,017
Dover Corp.	4.300%	3/1/21	145	150
Dover Corp.	6.600%	3/15/38	350	459

	Dover Corp.	5.375%	3/1/41	480	563
	Eaton Corp.	2.750%	11/2/22	1,175	1,146
	Eaton Corp.	3.103%	9/15/27	500	470
	Eaton Corp.	4.000%	11/2/32	665	665
	Eaton Corp.	4.150%	11/2/42	75	73
	Eaton Corp.	3.915%	9/15/47	300	284
	Embraer Netherlands Finance BV	5.050%	6/15/25	650	671
	Embraer Netherlands Finance BV	5.400%	2/1/27	500	529
10	Embraer Overseas Ltd.	5.696%	9/16/23	350	372
	Embraer SA	5.150%	6/15/22	900	939
	Emerson Electric Co.	4.875%	10/15/19	125	129
	Emerson Electric Co.	4.250%	11/15/20	25	26
	Emerson Electric Co.	2.625%	12/1/21	450	444
	Emerson Electric Co.	2.625%	2/15/23	300	292
	Emerson Electric Co.	3.150%	6/1/25	450	445
	Emerson Electric Co.	6.000%	8/15/32	150	183
	Emerson Electric Co.	5.250%	11/15/39	135	157
	Exelis Inc.	5.550%	10/1/21	200	213
	FLIR Systems Inc.	3.125%	6/15/21	200	198
	Flowserve Corp.	3.500%	9/15/22	225	221
	Flowserve Corp.	4.000%	11/15/23	375	374
	Fortive Corp.	1.800%	6/15/19	100	99
	Fortive Corp.	2.350%	6/15/21	700	681
	Fortive Corp.	3.150%	6/15/26	585	557
	Fortive Corp.	4.300%	6/15/46	475	472
	Fortune Brands Home & Security Inc.	3.000%	6/15/20	275	274
	Fortune Brands Home & Security Inc.	4.000%	6/15/25	250	255
	General Dynamics Corp.	3.875%	7/15/21	250	256
	General Dynamics Corp.	2.250%	11/15/22	900	867
	General Dynamics Corp.	1.875%	8/15/23	500	466
	General Dynamics Corp.	2.375%	11/15/24	500	472
	General Dynamics Corp.	2.125%	8/15/26	350	316
	General Dynamics Corp.	2.625%	11/15/27	500	466
	General Dynamics Corp.	3.600%	11/15/42	625	595
	General Electric Co.	6.000%	8/7/19	1,383	1,440
	General Electric Co.	2.100%	12/11/19	100	99
	General Electric Co.	5.500%	1/8/20	939	977
	General Electric Co.	2.200%	1/9/20	644	636
	General Electric Co.	5.550%	5/4/20	680	714
	General Electric Co.	4.375%	9/16/20	806	832
	General Electric Co.	4.625%	1/7/21	490	508
	General Electric Co.	5.300%	2/11/21	1,114	1,168
	General Electric Co.	4.650%	10/17/21	1,369	1,430
	General Electric Co.	3.150%	9/7/22	318	314
	General Electric Co.	2.700%	10/9/22	2,100	2,028
	General Electric Co.	3.100%	1/9/23	4,149	4,058
	General Electric Co.	3.375%	3/11/24	500	489
	General Electric Co.	3.450%	5/15/24	1,863	1,824
	General Electric Co.	6.750%	3/15/32	2,185	2,710
	General Electric Co.	6.150%	8/7/37	673	796
	General Electric Co.	5.875%	1/14/38	2,337	2,717
	General Electric Co.	6.875%	1/10/39	1,655	2,122
	General Electric Co.	4.125%	10/9/42	2,150	1,987
	General Electric Co.	4.500%	3/11/44	1,825	1,793
	Harris Corp.	2.700%	4/27/20	250	247
	Harris Corp.	4.400%	12/15/20	400	412
	Harris Corp.	3.832%	4/27/25	550	552

	Harris Corp.	4.854%	4/27/35	350	375
	Harris Corp.	6.150%	12/15/40	125	153
	Harris Corp.	5.054%	4/27/45	325	359
	Honeywell International Inc.	1.400%	10/30/19	475	466
	Honeywell International Inc.	4.250%	3/1/21	805	834
	Honeywell International Inc.	1.850%	11/1/21	750	722
	Honeywell International Inc.	3.350%	12/1/23	1,175	1,169
	Honeywell International Inc.	2.500%	11/1/26	50	46
	Honeywell International Inc.	5.700%	3/15/36	300	374
	Honeywell International Inc.	5.700%	3/15/37	305	384
	Honeywell International Inc.	5.375%	3/1/41	1,355	1,659
	Hubbell Inc.	3.350%	3/1/26	300	294
	Hubbell Inc.	3.150%	8/15/27	275	262
	Hubbell Inc.	3.500%	2/15/28	400	391
10	Huntington Ingalls Industries Inc.	3.483%	12/1/27	1,500	1,440
	Illinois Tool Works Inc.	6.250%	4/1/19	450	467
	Illinois Tool Works Inc.	3.375%	9/15/21	105	106
	Illinois Tool Works Inc.	3.500%	3/1/24	505	515
	Illinois Tool Works Inc.	2.650%	11/15/26	1,400	1,308
	Illinois Tool Works Inc.	4.875%	9/15/41	305	353
	Illinois Tool Works Inc.	3.900%	9/1/42	1,825	1,861
	Ingersoll-Rand Global Holding Co. Ltd.	4.250%	6/15/23	950	984
	Ingersoll-Rand Global Holding Co. Ltd.	5.750%	6/15/43	325	389
	Ingersoll-Rand Luxembourg Finance SA	3.550%	11/1/24	350	350
	Ingersoll-Rand Luxembourg Finance SA	4.650%	11/1/44	250	260
	John Deere Capital Corp.	2.250%	4/17/19	150	150
	John Deere Capital Corp.	1.250%	10/9/19	2,300	2,256
	John Deere Capital Corp.	1.700%	1/15/20	1,975	1,945
	John Deere Capital Corp.	2.050%	3/10/20	750	743
	John Deere Capital Corp.	2.200%	3/13/20	300	297
	John Deere Capital Corp.	1.950%	6/22/20	400	394
	John Deere Capital Corp.	2.450%	9/11/20	275	273
	John Deere Capital Corp.	2.875%	3/12/21	550	548
	John Deere Capital Corp.	3.900%	7/12/21	125	128
	John Deere Capital Corp.	3.150%	10/15/21	305	305
	John Deere Capital Corp.	2.650%	1/6/22	450	442
	John Deere Capital Corp.	2.750%	3/15/22	75	74
	John Deere Capital Corp.	2.150%	9/8/22	550	527
	John Deere Capital Corp.	2.700%	1/6/23	425	416
	John Deere Capital Corp.	2.800%	1/27/23	275	270
	John Deere Capital Corp.	2.800%	3/6/23	1,500	1,467
	John Deere Capital Corp.	3.350%	6/12/24	700	697
	John Deere Capital Corp.	3.450%	3/13/25	775	775
	John Deere Capital Corp.	3.400%	9/11/25	325	323
	John Deere Capital Corp.	2.650%	6/10/26	300	282
	John Deere Capital Corp.	2.800%	9/8/27	250	235
	John Deere Capital Corp.	3.050%	1/6/28	600	573
	Johnson Controls International plc	5.000%	3/30/20	200	208
	Johnson Controls International plc	4.250%	3/1/21	345	354
	Johnson Controls International plc	3.750%	12/1/21	175	178
	Johnson Controls International plc	3.625%	7/2/24	300	300
	Johnson Controls International plc	3.900%	2/14/26	600	601
	Johnson Controls International plc	6.000%	1/15/36	275	334
	Johnson Controls International plc	5.700%	3/1/41	355	405
	Johnson Controls International plc	4.625%	7/2/44	200	206
	Johnson Controls International plc	5.125%	9/14/45	400	444
	Johnson Controls International plc	4.500%	2/15/47	200	202

	Johnson Controls International plc	4.950%	7/2/64	400	395
	Kennametal Inc.	2.650%	11/1/19	200	199
	Kennametal Inc.	3.875%	2/15/22	125	126
	L3 Technologies Inc.	5.200%	10/15/19	825	850
	L3 Technologies Inc.	4.750%	7/15/20	925	953
	L3 Technologies Inc.	4.950%	2/15/21	575	600
	L3 Technologies Inc.	3.950%	5/28/24	270	271
	L3 Technologies Inc.	3.850%	12/15/26	200	197
	Lafarge SA	7.125%	7/15/36	300	381
	Leggett & Platt Inc.	3.800%	11/15/24	550	548
	Leggett & Platt Inc.	3.500%	11/15/27	700	675
	Legrand France SA	8.500%	2/15/25	250	316
	Lennox International Inc.	3.000%	11/15/23	100	97
	Lockheed Martin Corp.	4.250%	11/15/19	655	670
	Lockheed Martin Corp.	2.500%	11/23/20	655	649
	Lockheed Martin Corp.	3.350%	9/15/21	875	882
	Lockheed Martin Corp.	3.100%	1/15/23	270	269
	Lockheed Martin Corp.	2.900%	3/1/25	375	358
	Lockheed Martin Corp.	3.550%	1/15/26	1,200	1,191
	Lockheed Martin Corp.	3.600%	3/1/35	550	523
	Lockheed Martin Corp.	4.500%	5/15/36	350	371
	Lockheed Martin Corp.	6.150%	9/1/36	1,715	2,154
	Lockheed Martin Corp.	5.720%	6/1/40	316	383
	Lockheed Martin Corp.	4.850%	9/15/41	500	545
	Lockheed Martin Corp.	3.800%	3/1/45	100	94
	Lockheed Martin Corp.	4.700%	5/15/46	1,700	1,840
	Lockheed Martin Corp.	4.090%	9/15/52	447	432
	Martin Marietta Materials Inc.	3.450%	6/1/27	500	477
	Martin Marietta Materials Inc.	3.500%	12/15/27	425	405
	Martin Marietta Materials Inc.	4.250%	12/15/47	600	552
	Masco Corp.	7.125%	3/15/20	45	48
	Masco Corp.	3.500%	4/1/21	300	301
	Masco Corp.	5.950%	3/15/22	228	247
	Masco Corp.	4.450%	4/1/25	550	562
	Masco Corp.	4.375%	4/1/26	400	407
	Masco Corp.	3.500%	11/15/27	100	95
	Masco Corp.	7.750%	8/1/29	94	118
	Masco Corp.	4.500%	5/15/47	375	355
	Mohawk Industries Inc.	3.850%	2/1/23	550	558
	Northrop Grumman Corp.	5.050%	8/1/19	245	252
	Northrop Grumman Corp.	2.080%	10/15/20	800	783
	Northrop Grumman Corp.	3.500%	3/15/21	125	126
	Northrop Grumman Corp.	2.550%	10/15/22	1,500	1,454
	Northrop Grumman Corp.	3.250%	8/1/23	500	496
	Northrop Grumman Corp.	2.930%	1/15/25	1,300	1,244
	Northrop Grumman Corp.	3.200%	2/1/27	700	668
	Northrop Grumman Corp.	3.250%	1/15/28	1,650	1,573
	Northrop Grumman Corp.	5.050%	11/15/40	475	524
	Northrop Grumman Corp.	4.750%	6/1/43	850	905
	Northrop Grumman Corp.	4.030%	10/15/47	2,160	2,075
10	Nvent Finance Sarl	3.950%	4/15/23	220	220
10	Nvent Finance Sarl	4.550%	4/15/28	300	301
	Owens Corning	4.200%	12/15/22	1,000	1,023
	Owens Corning	4.200%	12/1/24	250	253
	Owens Corning	3.400%	8/15/26	500	476
	Owens Corning	7.000%	12/1/36	35	44
	Owens Corning	4.300%	7/15/47	500	455

Owens Corning	4.400%	1/30/48	100	92
Parker-Hannifin Corp.	3.500%	9/15/22	3,725	3,764
Parker-Hannifin Corp.	3.250%	3/1/27	1,600	1,569
Parker-Hannifin Corp.	6.250%	5/15/38	75	97
Parker-Hannifin Corp.	4.100%	3/1/47	500	510
Pentair Finance SA	2.650%	12/1/19	500	495
Precision Castparts Corp.	2.250%	6/15/20	300	297
Precision Castparts Corp.	2.500%	1/15/23	925	899
Precision Castparts Corp.	3.250%	6/15/25	700	693
Precision Castparts Corp.	3.900%	1/15/43	375	368
Precision Castparts Corp.	4.375%	6/15/45	250	265
Raytheon Co.	3.125%	10/15/20	425	427
Raytheon Co.	2.500%	12/15/22	2,845	2,764
Raytheon Co.	3.150%	12/15/24	500	496
Raytheon Co.	7.200%	8/15/27	75	96
Raytheon Co.	4.875%	10/15/40	225	263
Raytheon Co.	4.700%	12/15/41	925	1,040
Republic Services Inc.	5.500%	9/15/19	525	546
Republic Services Inc.	5.000%	3/1/20	500	520
Republic Services Inc.	5.250%	11/15/21	1,650	1,765
Republic Services Inc.	3.550%	6/1/22	1,300	1,314
Republic Services Inc.	3.200%	3/15/25	500	485
Republic Services Inc.	6.200%	3/1/40	475	593
Republic Services Inc.	5.700%	5/15/41	500	598
Rockwell Collins Inc.	1.950%	7/15/19	100	99
Rockwell Collins Inc.	5.250%	7/15/19	50	51
Rockwell Collins Inc.	3.100%	11/15/21	675	671
Rockwell Collins Inc.	2.800%	3/15/22	750	732
Rockwell Collins Inc.	3.200%	3/15/24	400	389
Rockwell Collins Inc.	3.500%	3/15/27	1,000	962
Rockwell Collins Inc.	4.800%	12/15/43	235	260
Rockwell Collins Inc.	4.350%	4/15/47	775	765
Roper Technologies Inc.	6.250%	9/1/19	1,575	1,649
Roper Technologies Inc.	2.800%	12/15/21	400	393
Roper Technologies Inc.	3.800%	12/15/26	500	498
Snap-on Inc.	6.125%	9/1/21	300	331
Snap-on Inc.	3.250%	3/1/27	225	218
Snap-on Inc.	4.100%	3/1/48	275	280
Sonoco Products Co.	5.750%	11/1/40	765	876
Spirit AeroSystems Inc.	5.250%	3/15/22	2,525	2,598
Spirit AeroSystems Inc.	3.850%	6/15/26	335	328
Stanley Black & Decker Inc.	3.400%	12/1/21	450	455
Stanley Black & Decker Inc.	5.200%	9/1/40	150	170
Textron Inc.	4.300%	3/1/24	625	642
Textron Inc.	3.875%	3/1/25	200	200
Textron Inc.	4.000%	3/15/26	300	302
Textron Inc.	3.650%	3/15/27	100	98
Textron Inc.	3.375%	3/1/28	325	310
The Timken Co.	3.875%	9/1/24	200	197
United Technologies Corp.	1.500%	11/1/19	400	393
United Technologies Corp.	4.500%	4/15/20	445	460
United Technologies Corp.	1.900%	5/4/20	1,500	1,471
United Technologies Corp.	1.950%	11/1/21	900	862
United Technologies Corp.	3.100%	6/1/22	1,600	1,587
United Technologies Corp.	2.800%	5/4/24	1,000	954
United Technologies Corp.	2.650%	11/1/26	1,075	985
United Technologies Corp.	3.125%	5/4/27	800	755

United Technologies Corp.	6.700%	8/1/28	200	244
United Technologies Corp.	7.500%	9/15/29	100	131
United Technologies Corp.	5.400%	5/1/35	400	451
United Technologies Corp.	6.050%	6/1/36	285	345
United Technologies Corp.	6.125%	7/15/38	1,000	1,225
United Technologies Corp.	5.700%	4/15/40	625	734
United Technologies Corp.	4.500%	6/1/42	2,725	2,749
United Technologies Corp.	4.150%	5/15/45	50	48
United Technologies Corp.	3.750%	11/1/46	1,000	896
United Technologies Corp.	4.050%	5/4/47	800	758
Vulcan Materials Co.	4.500%	4/1/25	250	258
Vulcan Materials Co.	4.500%	6/15/47	200	190
Wabtec Corp.	3.450%	11/15/26	625	599
Waste Management Inc.	4.600%	3/1/21	275	286
Waste Management Inc.	2.900%	9/15/22	191	189
Waste Management Inc.	2.400%	5/15/23	350	334
Waste Management Inc.	3.500%	5/15/24	700	701
Waste Management Inc.	3.125%	3/1/25	250	243
Waste Management Inc.	3.150%	11/15/27	1,600	1,524
Waste Management Inc.	3.900%	3/1/35	250	249
Waste Management Inc.	4.100%	3/1/45	500	500
WW Grainger Inc.	4.600%	6/15/45	900	945
WW Grainger Inc.	3.750%	5/15/46	325	302
WW Grainger Inc.	4.200%	5/15/47	350	351
Xylem Inc.	3.250%	11/1/26	300	288
Xylem Inc.	4.375%	11/1/46	400	405

Communication (1.0%)
21st Century Fox America Inc.	5.650%	8/15/20	500	530
21st Century Fox America Inc.	4.500%	2/15/21	846	882
21st Century Fox America Inc.	3.000%	9/15/22	800	789
21st Century Fox America Inc.	4.000%	10/1/23	275	282
21st Century Fox America Inc.	3.700%	9/15/24	500	504
21st Century Fox America Inc.	3.700%	10/15/25	500	502
21st Century Fox America Inc.	3.375%	11/15/26	281	276
21st Century Fox America Inc.	6.550%	3/15/33	392	495
21st Century Fox America Inc.	6.200%	12/15/34	975	1,209
21st Century Fox America Inc.	6.400%	12/15/35	1,550	1,949
21st Century Fox America Inc.	8.150%	10/17/36	385	562
21st Century Fox America Inc.	6.150%	3/1/37	970	1,197
21st Century Fox America Inc.	6.900%	8/15/39	655	884
21st Century Fox America Inc.	6.150%	2/15/41	1,225	1,541
21st Century Fox America Inc.	5.400%	10/1/43	1,750	2,039
21st Century Fox America Inc.	4.750%	9/15/44	665	718
21st Century Fox America Inc.	4.950%	10/15/45	300	330
Activision Blizzard Inc.	2.300%	9/15/21	500	483
Activision Blizzard Inc.	2.600%	6/15/22	300	291
Activision Blizzard Inc.	3.400%	9/15/26	1,200	1,167
Activision Blizzard Inc.	3.400%	6/15/27	500	482
Activision Blizzard Inc.	4.500%	6/15/47	500	502
America Movil SAB de CV	5.000%	10/16/19	850	876
America Movil SAB de CV	5.000%	3/30/20	1,460	1,508
America Movil SAB de CV	3.125%	7/16/22	1,350	1,331
America Movil SAB de CV	6.375%	3/1/35	850	1,031
America Movil SAB de CV	6.125%	11/15/37	300	358
America Movil SAB de CV	6.125%	3/30/40	2,460	2,958
America Movil SAB de CV	4.375%	7/16/42	925	932

	American Tower Corp.	2.800%	6/1/20	600	595
	American Tower Corp.	5.050%	9/1/20	155	161
	American Tower Corp.	3.300%	2/15/21	600	598
	American Tower Corp.	5.900%	11/1/21	3,249	3,519
	American Tower Corp.	2.250%	1/15/22	350	335
	American Tower Corp.	3.500%	1/31/23	1,100	1,093
	American Tower Corp.	5.000%	2/15/24	1,600	1,689
	American Tower Corp.	4.000%	6/1/25	425	421
	American Tower Corp.	3.375%	10/15/26	969	906
	American Tower Corp.	3.550%	7/15/27	575	540
	American Tower Corp.	3.600%	1/15/28	550	522
	AT&T Corp.	8.250%	11/15/31	1,031	1,361
	AT&T Inc.	5.875%	10/1/19	2,180	2,275
	AT&T Inc.	5.200%	3/15/20	1,560	1,623
	AT&T Inc.	2.450%	6/30/20	1,950	1,927
	AT&T Inc.	4.600%	2/15/21	900	932
	AT&T Inc.	5.000%	3/1/21	1,130	1,187
	AT&T Inc.	3.200%	3/1/22	1,175	1,168
	AT&T Inc.	3.000%	6/30/22	2,250	2,207
	AT&T Inc.	2.850%	2/14/23	1,435	1,439
	AT&T Inc.	3.600%	2/17/23	2,150	2,157
	AT&T Inc.	3.800%	3/1/24	550	550
	AT&T Inc.	4.450%	4/1/24	575	593
	AT&T Inc.	3.400%	8/14/24	2,325	2,342
	AT&T Inc.	3.950%	1/15/25	2,225	2,224
	AT&T Inc.	3.400%	5/15/25	4,150	3,989
	AT&T Inc.	4.125%	2/17/26	2,205	2,211
	AT&T Inc.	4.250%	3/1/27	1,975	1,992
	AT&T Inc.	3.900%	8/14/27	3,950	3,977
10	AT&T Inc.	4.100%	2/15/28	3,574	3,553
10	AT&T Inc.	4.300%	2/15/30	2,544	2,527
	AT&T Inc.	4.500%	5/15/35	1,330	1,300
	AT&T Inc.	5.250%	3/1/37	2,050	2,164
	AT&T Inc.	4.900%	8/14/37	3,500	3,526
	AT&T Inc.	6.350%	3/15/40	525	609
	AT&T Inc.	5.350%	9/1/40	2,205	2,290
	AT&T Inc.	6.375%	3/1/41	862	1,002
	AT&T Inc.	5.550%	8/15/41	410	436
	AT&T Inc.	5.150%	3/15/42	1,225	1,242
	AT&T Inc.	4.300%	12/15/42	1,523	1,399
	AT&T Inc.	4.800%	6/15/44	2,150	2,069
	AT&T Inc.	4.350%	6/15/45	1,575	1,437
	AT&T Inc.	4.750%	5/15/46	2,750	2,663
10	AT&T Inc.	5.150%	11/15/46	4,219	4,289
	AT&T Inc.	5.450%	3/1/47	2,975	3,164
	AT&T Inc.	4.500%	3/9/48	3,218	2,998
	AT&T Inc.	4.550%	3/9/49	2,062	1,926
	AT&T Inc.	5.150%	2/14/50	4,635	4,686
	AT&T Inc.	5.700%	3/1/57	675	720
	AT&T Inc.	5.300%	8/14/58	2,525	2,546
	Bell Canada Inc.	4.464%	4/1/48	625	637
	British Telecommunications plc	9.125%	12/15/30	2,228	3,254
	CBS Corp.	2.300%	8/15/19	475	471
	CBS Corp.	4.300%	2/15/21	550	565
	CBS Corp.	3.375%	3/1/22	725	722
	CBS Corp.	2.500%	2/15/23	750	713
10	CBS Corp.	2.900%	6/1/23	325	313

	CBS Corp.	3.700%	8/15/24	575	573
	CBS Corp.	3.500%	1/15/25	500	485
	CBS Corp.	4.000%	1/15/26	500	493
	CBS Corp.	2.900%	1/15/27	800	725
	CBS Corp.	3.375%	2/15/28	425	395
10	CBS Corp.	3.700%	6/1/28	475	453
	CBS Corp.	7.875%	7/30/30	350	451
	CBS Corp.	5.500%	5/15/33	200	214
	CBS Corp.	4.850%	7/1/42	475	473
	CBS Corp.	4.900%	8/15/44	700	697
	CBS Corp.	4.600%	1/15/45	600	582
	CC Holdings GS V LLC / Crown Castle GS III
	Corp.	3.849%	4/15/23	1,000	1,006
	Charter Communications Operating LLC /
	Charter Communications Operating
	Capital	3.579%	7/23/20	1,600	1,604
	Charter Communications Operating LLC /
	Charter Communications Operating
	Capital	4.464%	7/23/22	2,550	2,596
	Charter Communications Operating LLC /
	Charter Communications Operating
	Capital	4.908%	7/23/25	3,500	3,565
	Charter Communications Operating LLC /
	Charter Communications Operating
	Capital	3.750%	2/15/28	1,275	1,169
	Charter Communications Operating LLC /
	Charter Communications Operating
	Capital	4.200%	3/15/28	1,325	1,267
	Charter Communications Operating LLC /
	Charter Communications Operating
	Capital	6.384%	10/23/35	1,700	1,897
	Charter Communications Operating LLC /
	Charter Communications Operating
	Capital	6.484%	10/23/45	2,900	3,201
	Charter Communications Operating LLC /
	Charter Communications Operating
	Capital	5.375%	5/1/47	2,100	2,032
	Charter Communications Operating LLC /
	Charter Communications Operating
	Capital	6.834%	10/23/55	325	374
	Comcast Cable Communications Holdings
	Inc.	9.455%	11/15/22	1,108	1,396
	Comcast Corp.	5.700%	7/1/19	1,305	1,351
	Comcast Corp.	3.125%	7/15/22	800	798
	Comcast Corp.	2.850%	1/15/23	725	707
	Comcast Corp.	2.750%	3/1/23	1,625	1,579
	Comcast Corp.	3.000%	2/1/24	2,000	1,941
	Comcast Corp.	3.600%	3/1/24	350	351
	Comcast Corp.	3.375%	8/15/25	1,400	1,369
	Comcast Corp.	3.150%	3/1/26	2,000	1,923
	Comcast Corp.	2.350%	1/15/27	1,505	1,346
	Comcast Corp.	3.300%	2/1/27	1,575	1,523
	Comcast Corp.	3.150%	2/15/28	1,350	1,278
	Comcast Corp.	3.550%	5/1/28	850	833
	Comcast Corp.	4.250%	1/15/33	2,375	2,448
	Comcast Corp.	7.050%	3/15/33	1,175	1,527
	Comcast Corp.	4.200%	8/15/34	400	402

Comcast Corp.	5.650%	6/15/35	1,550	1,818
Comcast Corp.	4.400%	8/15/35	600	616
Comcast Corp.	6.500%	11/15/35	1,050	1,331
Comcast Corp.	3.200%	7/15/36	700	614
Comcast Corp.	6.450%	3/15/37	1,400	1,799
Comcast Corp.	6.950%	8/15/37	1,020	1,367
Comcast Corp.	3.900%	3/1/38	725	699
Comcast Corp.	6.400%	5/15/38	468	597
Comcast Corp.	6.550%	7/1/39	400	523
Comcast Corp.	6.400%	3/1/40	450	571
Comcast Corp.	4.650%	7/15/42	2,065	2,152
Comcast Corp.	4.500%	1/15/43	250	255
Comcast Corp.	4.600%	8/15/45	1,175	1,213
Comcast Corp.	3.400%	7/15/46	1,075	915
Comcast Corp.	4.000%	8/15/47	725	682
Comcast Corp.	3.969%	11/1/47	1,521	1,434
Comcast Corp.	4.000%	3/1/48	850	802
Comcast Corp.	3.999%	11/1/49	188	176
Comcast Corp.	4.049%	11/1/52	317	295
Crown Castle International Corp.	3.400%	2/15/21	1,475	1,481
Crown Castle International Corp.	2.250%	9/1/21	550	531
Crown Castle International Corp.	4.875%	4/15/22	550	580
Crown Castle International Corp.	5.250%	1/15/23	1,000	1,062
Crown Castle International Corp.	3.200%	9/1/24	900	862
Crown Castle International Corp.	4.450%	2/15/26	1,200	1,216
Crown Castle International Corp.	3.700%	6/15/26	650	624
Crown Castle International Corp.	4.000%	3/1/27	350	343
Crown Castle International Corp.	3.650%	9/1/27	925	882
Crown Castle International Corp.	3.800%	2/15/28	825	791
Crown Castle International Corp.	4.750%	5/15/47	250	250
Deutsche Telekom International Finance BV	6.000%	7/8/19	675	701
Deutsche Telekom International Finance BV	8.750%	6/15/30	3,400	4,802
Discovery Communications LLC	5.625%	8/15/19	300	311
Discovery Communications LLC	2.200%	9/20/19	375	371
Discovery Communications LLC	4.375%	6/15/21	655	674
Discovery Communications LLC	3.300%	5/15/22	375	371
Discovery Communications LLC	2.950%	3/20/23	950	915
Discovery Communications LLC	3.250%	4/1/23	475	461
Discovery Communications LLC	3.800%	3/13/24	350	347
Discovery Communications LLC	3.450%	3/15/25	1,100	1,057
Discovery Communications LLC	4.900%	3/11/26	650	672
Discovery Communications LLC	3.950%	3/20/28	1,275	1,223
Discovery Communications LLC	5.000%	9/20/37	950	945
Discovery Communications LLC	6.350%	6/1/40	705	795
Discovery Communications LLC	4.950%	5/15/42	425	405
Discovery Communications LLC	4.875%	4/1/43	750	710
Discovery Communications LLC	5.200%	9/20/47	1,050	1,049
Electronic Arts Inc.	3.700%	3/1/21	1,725	1,750
Electronic Arts Inc.	4.800%	3/1/26	375	401
Grupo Televisa SAB	6.625%	3/18/25	450	514
Grupo Televisa SAB	4.625%	1/30/26	500	511
Grupo Televisa SAB	8.500%	3/11/32	50	64
Grupo Televisa SAB	6.625%	1/15/40	500	566
Grupo Televisa SAB	5.000%	5/13/45	2,140	2,006
Interpublic Group of Cos. Inc.	3.750%	2/15/23	500	502
Interpublic Group of Cos. Inc.	4.200%	4/15/24	825	841
Koninklijke KPN NV	8.375%	10/1/30	650	885

Moody's Corp.	2.750%	7/15/19	400	400
Moody's Corp.	5.500%	9/1/20	500	528
Moody's Corp.	2.750%	12/15/21	375	368
Moody's Corp.	4.500%	9/1/22	1,550	1,617
Moody's Corp.	4.875%	2/15/24	425	451
Moody's Corp.	5.250%	7/15/44	275	314
NBCUniversal Media LLC	5.150%	4/30/20	1,605	1,673
NBCUniversal Media LLC	4.375%	4/1/21	205	213
NBCUniversal Media LLC	2.875%	1/15/23	1,932	1,890
NBCUniversal Media LLC	6.400%	4/30/40	500	632
NBCUniversal Media LLC	5.950%	4/1/41	1,075	1,312
NBCUniversal Media LLC	4.450%	1/15/43	2,100	2,130
Omnicom Group Inc.	6.250%	7/15/19	175	183
Omnicom Group Inc.	4.450%	8/15/20	500	515
Omnicom Group Inc.	3.625%	5/1/22	1,100	1,107
Omnicom Group Inc.	3.650%	11/1/24	650	643
Omnicom Group Inc.	3.600%	4/15/26	1,150	1,111
Orange SA	5.375%	7/8/19	1,025	1,056
Orange SA	1.625%	11/3/19	800	784
Orange SA	4.125%	9/14/21	802	830
Orange SA	9.000%	3/1/31	2,260	3,292
Orange SA	5.375%	1/13/42	1,165	1,329
RELX Capital Inc.	3.125%	10/15/22	705	693
RELX Capital Inc.	3.500%	3/16/23	575	575
Rogers Communications Inc.	3.000%	3/15/23	230	226
Rogers Communications Inc.	4.100%	10/1/23	300	308
Rogers Communications Inc.	3.625%	12/15/25	475	474
Rogers Communications Inc.	4.500%	3/15/43	540	553
Rogers Communications Inc.	5.000%	3/15/44	950	1,040
Rogers Communications Inc.	4.300%	2/15/48	1,000	994
S&P Global Inc.	3.300%	8/14/20	575	577
S&P Global Inc.	4.000%	6/15/25	550	563
S&P Global Inc.	4.400%	2/15/26	875	918
S&P Global Inc.	2.950%	1/22/27	625	590
S&P Global Inc.	6.550%	11/15/37	350	449
Scripps Networks Interactive Inc.	2.750%	11/15/19	500	496
Scripps Networks Interactive Inc.	2.800%	6/15/20	325	321
Scripps Networks Interactive Inc.	3.500%	6/15/22	300	296
Scripps Networks Interactive Inc.	3.900%	11/15/24	400	395
Scripps Networks Interactive Inc.	3.950%	6/15/25	400	395
Telefonica Emisiones SAU	5.877%	7/15/19	910	944
Telefonica Emisiones SAU	5.134%	4/27/20	755	783
Telefonica Emisiones SAU	5.462%	2/16/21	1,350	1,436
Telefonica Emisiones SAU	4.570%	4/27/23	425	445
Telefonica Emisiones SAU	4.103%	3/8/27	1,275	1,271
Telefonica Emisiones SAU	7.045%	6/20/36	1,735	2,203
Telefonica Emisiones SAU	4.665%	3/6/38	600	604
Telefonica Emisiones SAU	5.213%	3/8/47	2,000	2,111
Telefonica Emisiones SAU	4.895%	3/6/48	550	557
Telefonica Europe BV	8.250%	9/15/30	780	1,049
TELUS Corp.	2.800%	2/16/27	500	463
Thomson Reuters Corp.	4.700%	10/15/19	125	128
Thomson Reuters Corp.	4.300%	11/23/23	600	614
Thomson Reuters Corp.	3.850%	9/29/24	475	475
Thomson Reuters Corp.	3.350%	5/15/26	500	477
Thomson Reuters Corp.	5.500%	8/15/35	350	383
Thomson Reuters Corp.	5.850%	4/15/40	1,325	1,529

Thomson Reuters Corp.	4.500%	5/23/43	350	338
Time Warner Cable LLC	8.250%	4/1/19	700	735
Time Warner Cable LLC	5.000%	2/1/20	2,045	2,097
Time Warner Cable LLC	4.125%	2/15/21	500	506
Time Warner Cable LLC	4.000%	9/1/21	775	778
Time Warner Cable LLC	6.550%	5/1/37	550	617
Time Warner Cable LLC	7.300%	7/1/38	1,435	1,715
Time Warner Cable LLC	6.750%	6/15/39	1,600	1,808
Time Warner Cable LLC	5.875%	11/15/40	950	988
Time Warner Cable LLC	5.500%	9/1/41	1,025	1,012
Time Warner Cable LLC	4.500%	9/15/42	800	690
Time Warner Entertainment Co. LP	8.375%	3/15/23	800	948
Time Warner Entertainment Co. LP	8.375%	7/15/33	650	851
Time Warner Inc.	2.100%	6/1/19	550	545
Time Warner Inc.	4.875%	3/15/20	1,240	1,282
Time Warner Inc.	4.700%	1/15/21	700	727
Time Warner Inc.	4.750%	3/29/21	600	625
Time Warner Inc.	4.000%	1/15/22	205	209
Time Warner Inc.	4.050%	12/15/23	375	383
Time Warner Inc.	3.550%	6/1/24	525	517
Time Warner Inc.	3.600%	7/15/25	825	802
Time Warner Inc.	3.875%	1/15/26	965	940
Time Warner Inc.	3.800%	2/15/27	4,320	4,176
Time Warner Inc.	6.200%	3/15/40	300	347
Time Warner Inc.	5.375%	10/15/41	405	428
Time Warner Inc.	4.900%	6/15/42	900	906
Time Warner Inc.	5.350%	12/15/43	400	425
Time Warner Inc.	4.650%	6/1/44	725	694
Verizon Communications Inc.	2.625%	2/21/20	873	869
Verizon Communications Inc.	3.450%	3/15/21	300	303
Verizon Communications Inc.	4.600%	4/1/21	2,040	2,125
Verizon Communications Inc.	1.750%	8/15/21	750	716
Verizon Communications Inc.	3.000%	11/1/21	3,300	3,277
Verizon Communications Inc.	3.500%	11/1/21	1,040	1,048
Verizon Communications Inc.	3.125%	3/16/22	1,500	1,488
Verizon Communications Inc.	2.450%	11/1/22	1,550	1,487
Verizon Communications Inc.	5.150%	9/15/23	5,190	5,602
Verizon Communications Inc.	4.150%	3/15/24	1,300	1,333
Verizon Communications Inc.	3.500%	11/1/24	2,000	1,979
Verizon Communications Inc.	3.376%	2/15/25	3,093	3,039
Verizon Communications Inc.	2.625%	8/15/26	2,025	1,848
Verizon Communications Inc.	4.125%	3/16/27	3,050	3,087
Verizon Communications Inc.	4.500%	8/10/33	2,450	2,476
Verizon Communications Inc.	4.400%	11/1/34	2,300	2,263
Verizon Communications Inc.	4.272%	1/15/36	2,609	2,497
Verizon Communications Inc.	5.250%	3/16/37	3,850	4,124
Verizon Communications Inc.	4.812%	3/15/39	550	561
Verizon Communications Inc.	4.750%	11/1/41	700	700
Verizon Communications Inc.	3.850%	11/1/42	1,250	1,093
Verizon Communications Inc.	4.125%	8/15/46	1,730	1,555
Verizon Communications Inc.	4.862%	8/21/46	4,457	4,472
Verizon Communications Inc.	5.500%	3/16/47	1,295	1,423
Verizon Communications Inc.	4.522%	9/15/48	3,741	3,581
Verizon Communications Inc.	5.012%	4/15/49	4,166	4,281
Verizon Communications Inc.	5.012%	8/21/54	4,488	4,467
Verizon Communications Inc.	4.672%	3/15/55	3,452	3,268
Viacom Inc.	5.625%	9/15/19	750	778

	Viacom Inc.	2.750%	12/15/19	353	350
	Viacom Inc.	3.875%	12/15/21	495	502
	Viacom Inc.	4.250%	9/1/23	1,175	1,192
	Viacom Inc.	3.875%	4/1/24	388	385
	Viacom Inc.	3.450%	10/4/26	400	378
	Viacom Inc.	6.875%	4/30/36	940	1,117
	Viacom Inc.	4.375%	3/15/43	1,337	1,200
	Viacom Inc.	5.850%	9/1/43	1,075	1,163
	Vodafone Group plc	5.450%	6/10/19	775	800
	Vodafone Group plc	2.500%	9/26/22	450	432
	Vodafone Group plc	2.950%	2/19/23	670	649
	Vodafone Group plc	7.875%	2/15/30	625	808
	Vodafone Group plc	6.250%	11/30/32	350	404
	Vodafone Group plc	6.150%	2/27/37	605	698
	Vodafone Group plc	4.375%	2/19/43	2,125	2,012
	Walt Disney Co.	1.850%	5/30/19	725	720
	Walt Disney Co.	1.950%	3/4/20	600	592
	Walt Disney Co.	1.800%	6/5/20	645	633
	Walt Disney Co.	2.150%	9/17/20	1,200	1,181
	Walt Disney Co.	2.300%	2/12/21	650	641
	Walt Disney Co.	2.550%	2/15/22	932	916
	Walt Disney Co.	2.450%	3/4/22	375	367
	Walt Disney Co.	2.350%	12/1/22	25	24
	Walt Disney Co.	3.150%	9/17/25	600	591
	Walt Disney Co.	3.000%	2/13/26	670	653
	Walt Disney Co.	1.850%	7/30/26	920	815
	Walt Disney Co.	2.950%	6/15/27	720	691
	Walt Disney Co.	7.000%	3/1/32	50	67
	Walt Disney Co.	4.375%	8/16/41	325	347
	Walt Disney Co.	4.125%	12/1/41	885	927
	Walt Disney Co.	3.700%	12/1/42	450	437
	Walt Disney Co.	4.125%	6/1/44	800	827
	WPP Finance 2010	4.750%	11/21/21	1,446	1,502
	WPP Finance 2010	3.750%	9/19/24	525	517
	WPP Finance 2010	5.125%	9/7/42	750	760

	Consumer Cyclical (0.8%)
	Advance Auto Parts Inc.	5.750%	5/1/20	100	105
	Advance Auto Parts Inc.	4.500%	1/15/22	175	181
	Advance Auto Parts Inc.	4.500%	12/1/23	400	412
	Alibaba Group Holding Ltd.	2.500%	11/28/19	1,325	1,315
	Alibaba Group Holding Ltd.	3.125%	11/28/21	300	299
	Alibaba Group Holding Ltd.	2.800%	6/6/23	200	193
	Alibaba Group Holding Ltd.	3.600%	11/28/24	1,850	1,832
	Alibaba Group Holding Ltd.	3.400%	12/6/27	5,600	5,296
	Alibaba Group Holding Ltd.	4.500%	11/28/34	600	619
	Alibaba Group Holding Ltd.	4.000%	12/6/37	200	188
	Alibaba Group Holding Ltd.	4.200%	12/6/47	600	571
	Alibaba Group Holding Ltd.	4.400%	12/6/57	900	856
	Amazon.com Inc.	2.600%	12/5/19	900	900
10	Amazon.com Inc.	1.900%	8/21/20	625	612
	Amazon.com Inc.	3.300%	12/5/21	2,575	2,610
	Amazon.com Inc.	2.500%	11/29/22	475	463
10	Amazon.com Inc.	2.400%	2/22/23	1,150	1,109
10	Amazon.com Inc.	2.800%	8/22/24	500	483
	Amazon.com Inc.	3.800%	12/5/24	1,000	1,025
	Amazon.com Inc.	5.200%	12/3/25	875	973

10	Amazon.com Inc.	3.150%	8/22/27	2,350	2,266
	Amazon.com Inc.	4.800%	12/5/34	975	1,078
10	Amazon.com Inc.	3.875%	8/22/37	2,290	2,273
	Amazon.com Inc.	4.950%	12/5/44	1,175	1,320
10	Amazon.com Inc.	4.050%	8/22/47	2,700	2,673
10	Amazon.com Inc.	4.250%	8/22/57	2,425	2,411
	American Honda Finance Corp.	1.200%	7/12/19	800	785
	American Honda Finance Corp.	2.250%	8/15/19	800	795
	American Honda Finance Corp.	2.000%	11/13/19	1,200	1,187
	American Honda Finance Corp.	2.000%	2/14/20	200	197
	American Honda Finance Corp.	1.950%	7/20/20	600	587
	American Honda Finance Corp.	2.450%	9/24/20	725	719
	American Honda Finance Corp.	2.650%	2/12/21	1,300	1,294
	American Honda Finance Corp.	1.650%	7/12/21	500	480
	American Honda Finance Corp.	1.700%	9/9/21	850	813
	American Honda Finance Corp.	2.600%	11/16/22	500	491
	American Honda Finance Corp.	2.900%	2/16/24	500	489
	American Honda Finance Corp.	2.300%	9/9/26	250	230
	American Honda Finance Corp.	3.500%	2/15/28	400	403
	Aptiv plc	3.150%	11/19/20	350	349
	Aptiv plc	4.250%	1/15/26	700	714
	Aptiv plc	4.400%	10/1/46	225	218
	Automatic Data Processing Inc.	2.250%	9/15/20	650	642
	Automatic Data Processing Inc.	3.375%	9/15/25	675	678
	AutoNation Inc.	5.500%	2/1/20	180	187
	AutoNation Inc.	3.350%	1/15/21	500	499
	AutoNation Inc.	3.500%	11/15/24	100	96
	AutoNation Inc.	4.500%	10/1/25	500	507
	AutoNation Inc.	3.800%	11/15/27	250	237
	AutoZone Inc.	3.700%	4/15/22	700	707
	AutoZone Inc.	2.875%	1/15/23	200	194
	AutoZone Inc.	3.125%	7/15/23	275	272
	AutoZone Inc.	3.250%	4/15/25	260	250
	AutoZone Inc.	3.125%	4/21/26	300	283
	AutoZone Inc.	3.750%	6/1/27	700	685
	Bed Bath & Beyond Inc.	3.749%	8/1/24	100	98
	Bed Bath & Beyond Inc.	4.915%	8/1/34	375	325
	Bed Bath & Beyond Inc.	5.165%	8/1/44	525	437
	Best Buy Co. Inc.	5.500%	3/15/21	125	132
	Block Financial LLC	4.125%	10/1/20	313	318
	Block Financial LLC	5.500%	11/1/22	500	529
	Block Financial LLC	5.250%	10/1/25	350	366
	Booking Holdings Inc.	2.750%	3/15/23	400	386
	Booking Holdings Inc.	3.650%	3/15/25	100	99
	Booking Holdings Inc.	3.600%	6/1/26	1,300	1,275
	Booking Holdings Inc.	3.550%	3/15/28	450	435
	BorgWarner Inc.	4.625%	9/15/20	50	52
	BorgWarner Inc.	3.375%	3/15/25	250	246
	BorgWarner Inc.	4.375%	3/15/45	500	492
	Carnival Corp.	3.950%	10/15/20	450	461
	Costco Wholesale Corp.	1.700%	12/15/19	850	840
	Costco Wholesale Corp.	1.750%	2/15/20	25	25
	Costco Wholesale Corp.	2.150%	5/18/21	450	441
	Costco Wholesale Corp.	2.250%	2/15/22	300	293
	Costco Wholesale Corp.	2.300%	5/18/22	900	876
	Costco Wholesale Corp.	2.750%	5/18/24	900	876
	Costco Wholesale Corp.	3.000%	5/18/27	900	868

Cummins Inc.	3.650%	10/1/23	350	356
Cummins Inc.	7.125%	3/1/28	150	187
Cummins Inc.	4.875%	10/1/43	400	453
Daimler Finance North America LLC	8.500%	1/18/31	1,205	1,752
Darden Restaurants Inc.	3.850%	5/1/27	750	739
Darden Restaurants Inc.	4.550%	2/15/48	250	248
Delphi Corp.	4.150%	3/15/24	575	589
Dollar General Corp.	3.250%	4/15/23	1,300	1,281
Dollar General Corp.	4.150%	11/1/25	500	511
Dollar General Corp.	3.875%	4/15/27	150	148
Dollar General Corp.	4.125%	5/1/28	400	403
DR Horton Inc.	3.750%	3/1/19	300	302
DR Horton Inc.	4.375%	9/15/22	250	258
DR Horton Inc.	4.750%	2/15/23	700	734
DR Horton Inc.	5.750%	8/15/23	700	766
eBay Inc.	2.200%	8/1/19	1,100	1,092
eBay Inc.	2.150%	6/5/20	375	368
eBay Inc.	3.250%	10/15/20	125	126
eBay Inc.	2.875%	8/1/21	450	446
eBay Inc.	3.800%	3/9/22	500	508
eBay Inc.	2.600%	7/15/22	1,000	967
eBay Inc.	2.750%	1/30/23	425	410
eBay Inc.	3.450%	8/1/24	800	789
eBay Inc.	3.600%	6/5/27	625	602
eBay Inc.	4.000%	7/15/42	400	355
Expedia Inc.	5.950%	8/15/20	1,750	1,852
Expedia Inc.	4.500%	8/15/24	435	439
Expedia Inc.	5.000%	2/15/26	200	206
Expedia Inc.	3.800%	2/15/28	600	557
Ford Motor Co.	4.346%	12/8/26	1,100	1,085
Ford Motor Co.	6.625%	10/1/28	575	661
Ford Motor Co.	6.375%	2/1/29	275	311
Ford Motor Co.	7.450%	7/16/31	2,425	2,922
Ford Motor Co.	4.750%	1/15/43	950	867
Ford Motor Co.	7.400%	11/1/46	300	373
Ford Motor Co.	5.291%	12/8/46	1,000	978
Ford Motor Credit Co. LLC	2.021%	5/3/19	950	940
Ford Motor Credit Co. LLC	1.897%	8/12/19	400	394
Ford Motor Credit Co. LLC	2.597%	11/4/19	750	744
Ford Motor Credit Co. LLC	2.681%	1/9/20	1,500	1,485
Ford Motor Credit Co. LLC	8.125%	1/15/20	775	839
Ford Motor Credit Co. LLC	3.157%	8/4/20	1,400	1,392
Ford Motor Credit Co. LLC	2.343%	11/2/20	775	754
Ford Motor Credit Co. LLC	3.200%	1/15/21	850	842
Ford Motor Credit Co. LLC	3.336%	3/18/21	1,500	1,489
Ford Motor Credit Co. LLC	5.875%	8/2/21	1,375	1,464
Ford Motor Credit Co. LLC	3.219%	1/9/22	2,850	2,801
Ford Motor Credit Co. LLC	3.339%	3/28/22	850	836
Ford Motor Credit Co. LLC	2.979%	8/3/22	2,700	2,615
Ford Motor Credit Co. LLC	4.250%	9/20/22	775	787
Ford Motor Credit Co. LLC	4.375%	8/6/23	850	862
Ford Motor Credit Co. LLC	3.810%	1/9/24	700	685
Ford Motor Credit Co. LLC	3.664%	9/8/24	500	481
Ford Motor Credit Co. LLC	4.134%	8/4/25	900	885
Ford Motor Credit Co. LLC	3.815%	11/2/27	800	750
General Motors Co.	4.875%	10/2/23	980	1,024
General Motors Co.	4.000%	4/1/25	325	318

General Motors Co.	5.000%	4/1/35	680	678
General Motors Co.	6.600%	4/1/36	100	114
General Motors Co.	5.150%	4/1/38	825	822
General Motors Co.	6.250%	10/2/43	1,060	1,159
General Motors Co.	5.200%	4/1/45	1,495	1,451
General Motors Co.	6.750%	4/1/46	665	768
General Motors Co.	5.400%	4/1/48	1,075	1,073
General Motors Financial Co. Inc.	2.400%	5/9/19	2,000	1,987
General Motors Financial Co. Inc.	3.500%	7/10/19	1,025	1,030
General Motors Financial Co. Inc.	2.350%	10/4/19	500	495
General Motors Financial Co. Inc.	3.150%	1/15/20	555	554
General Motors Financial Co. Inc.	2.650%	4/13/20	950	938
General Motors Financial Co. Inc.	3.200%	7/13/20	1,600	1,594
General Motors Financial Co. Inc.	2.450%	11/6/20	1,400	1,367
General Motors Financial Co. Inc.	3.700%	11/24/20	975	981
General Motors Financial Co. Inc.	4.200%	3/1/21	625	637
General Motors Financial Co. Inc.	3.200%	7/6/21	1,600	1,586
General Motors Financial Co. Inc.	4.375%	9/25/21	375	384
General Motors Financial Co. Inc.	3.450%	1/14/22	900	894
General Motors Financial Co. Inc.	3.450%	4/10/22	3,640	3,604
General Motors Financial Co. Inc.	3.150%	6/30/22	300	293
General Motors Financial Co. Inc.	3.250%	1/5/23	2,000	1,949
General Motors Financial Co. Inc.	3.700%	5/9/23	1,000	991
General Motors Financial Co. Inc.	4.250%	5/15/23	525	532
General Motors Financial Co. Inc.	3.950%	4/13/24	1,200	1,188
General Motors Financial Co. Inc.	3.500%	11/7/24	900	868
General Motors Financial Co. Inc.	4.000%	1/15/25	650	640
General Motors Financial Co. Inc.	5.250%	3/1/26	575	606
General Motors Financial Co. Inc.	4.000%	10/6/26	600	581
General Motors Financial Co. Inc.	4.350%	1/17/27	725	715
General Motors Financial Co. Inc.	3.850%	1/5/28	400	380
Harley-Davidson Inc.	3.500%	7/28/25	400	397
Harley-Davidson Inc.	4.625%	7/28/45	800	823
Harman International Industries Inc.	4.150%	5/15/25	275	279
Home Depot Inc.	2.000%	6/15/19	1,300	1,294
Home Depot Inc.	1.800%	6/5/20	1,100	1,081
Home Depot Inc.	2.000%	4/1/21	2,175	2,119
Home Depot Inc.	4.400%	4/1/21	825	856
Home Depot Inc.	2.625%	6/1/22	990	974
Home Depot Inc.	2.700%	4/1/23	600	588
Home Depot Inc.	3.750%	2/15/24	900	923
Home Depot Inc.	3.350%	9/15/25	500	498
Home Depot Inc.	3.000%	4/1/26	1,500	1,450
Home Depot Inc.	2.800%	9/14/27	75	71
Home Depot Inc.	5.875%	12/16/36	2,245	2,866
Home Depot Inc.	5.400%	9/15/40	400	482
Home Depot Inc.	5.950%	4/1/41	775	990
Home Depot Inc.	4.200%	4/1/43	1,350	1,393
Home Depot Inc.	4.875%	2/15/44	1,350	1,545
Home Depot Inc.	4.250%	4/1/46	970	1,013
Home Depot Inc.	3.900%	6/15/47	1,000	990
Home Depot Inc.	3.500%	9/15/56	1,100	978
Hyatt Hotels Corp.	3.375%	7/15/23	800	790
Hyatt Hotels Corp.	4.850%	3/15/26	100	105
JD.com Inc.	3.125%	4/29/21	200	196
JD.com Inc.	3.875%	4/29/26	400	382
Kohl's Corp.	4.000%	11/1/21	845	858

Kohl's Corp.	4.250%	7/17/25	625	629
Kohl's Corp.	5.550%	7/17/45	350	335
Lear Corp.	5.250%	1/15/25	700	736
Lear Corp.	3.800%	9/15/27	500	479
Lowe's Cos. Inc.	1.150%	4/15/19	100	99
Lowe's Cos. Inc.	4.625%	4/15/20	445	457
Lowe's Cos. Inc.	3.750%	4/15/21	205	209
Lowe's Cos. Inc.	3.800%	11/15/21	250	256
Lowe's Cos. Inc.	3.120%	4/15/22	450	450
Lowe's Cos. Inc.	3.875%	9/15/23	300	310
Lowe's Cos. Inc.	3.125%	9/15/24	400	394
Lowe's Cos. Inc.	3.375%	9/15/25	975	966
Lowe's Cos. Inc.	2.500%	4/15/26	1,700	1,574
Lowe's Cos. Inc.	3.100%	5/3/27	2,200	2,105
Lowe's Cos. Inc.	4.650%	4/15/42	575	612
Lowe's Cos. Inc.	4.250%	9/15/44	225	227
Lowe's Cos. Inc.	4.375%	9/15/45	625	648
Lowe's Cos. Inc.	3.700%	4/15/46	850	787
Lowe's Cos. Inc.	4.050%	5/3/47	1,400	1,380
Macy's Retail Holdings Inc.	3.450%	1/15/21	310	309
Macy's Retail Holdings Inc.	3.875%	1/15/22	150	150
Macy's Retail Holdings Inc.	2.875%	2/15/23	530	499
Macy's Retail Holdings Inc.	4.375%	9/1/23	950	953
Macy's Retail Holdings Inc.	3.625%	6/1/24	365	351
Macy's Retail Holdings Inc.	6.900%	4/1/29	325	347
Macy's Retail Holdings Inc.	4.500%	12/15/34	800	688
Magna International Inc.	3.625%	6/15/24	450	454
Magna International Inc.	4.150%	10/1/25	300	308
Marriott International Inc.	3.375%	10/15/20	850	854
Marriott International Inc.	2.875%	3/1/21	500	495
Marriott International Inc.	3.125%	10/15/21	350	347
Marriott International Inc.	2.300%	1/15/22	400	384
Marriott International Inc.	3.750%	3/15/25	525	523
Marriott International Inc.	3.750%	10/1/25	200	196
Marriott International Inc.	3.125%	6/15/26	595	563
Mastercard Inc.	2.000%	4/1/19	250	249
Mastercard Inc.	2.000%	11/21/21	350	340
Mastercard Inc.	3.375%	4/1/24	625	630
Mastercard Inc.	2.950%	11/21/26	510	492
Mastercard Inc.	3.500%	2/26/28	450	453
Mastercard Inc.	3.800%	11/21/46	350	348
Mastercard Inc.	3.950%	2/26/48	550	568
McDonald's Corp.	1.875%	5/29/19	250	248
McDonald's Corp.	2.750%	12/9/20	725	722
McDonald's Corp.	2.625%	1/15/22	4,092	4,028
McDonald's Corp.	3.350%	4/1/23	150	151
McDonald's Corp.	3.375%	5/26/25	1,780	1,765
McDonald's Corp.	3.700%	1/30/26	1,125	1,132
McDonald's Corp.	3.500%	3/1/27	200	198
McDonald's Corp.	3.800%	4/1/28	100	101
McDonald's Corp.	4.700%	12/9/35	575	615
McDonald's Corp.	6.300%	3/1/38	100	126
McDonald's Corp.	5.700%	2/1/39	375	447
McDonald's Corp.	3.700%	2/15/42	1,225	1,125
McDonald's Corp.	3.625%	5/1/43	275	246
McDonald's Corp.	4.600%	5/26/45	1,125	1,170
McDonald's Corp.	4.875%	12/9/45	1,225	1,322

McDonald's Corp.	4.450%	3/1/47	650	668
NIKE Inc.	2.250%	5/1/23	50	48
NIKE Inc.	2.375%	11/1/26	1,000	921
NIKE Inc.	3.625%	5/1/43	125	118
NIKE Inc.	3.875%	11/1/45	925	912
NIKE Inc.	3.375%	11/1/46	250	227
Nordstrom Inc.	4.750%	5/1/20	400	412
Nordstrom Inc.	4.000%	10/15/21	585	597
Nordstrom Inc.	4.000%	3/15/27	400	388
Nordstrom Inc.	6.950%	3/15/28	200	229
Nordstrom Inc.	5.000%	1/15/44	672	625
NVR Inc.	3.950%	9/15/22	425	434
O'Reilly Automotive Inc.	4.875%	1/14/21	50	52
O'Reilly Automotive Inc.	4.625%	9/15/21	400	417
O'Reilly Automotive Inc.	3.800%	9/1/22	255	260
O'Reilly Automotive Inc.	3.850%	6/15/23	300	305
O'Reilly Automotive Inc.	3.550%	3/15/26	200	194
O'Reilly Automotive Inc.	3.600%	9/1/27	700	673
PACCAR Financial Corp.	1.300%	5/10/19	650	642
PACCAR Financial Corp.	2.200%	9/15/19	150	149
PACCAR Financial Corp.	2.500%	8/14/20	225	224
PACCAR Financial Corp.	2.050%	11/13/20	400	393
PACCAR Financial Corp.	2.250%	2/25/21	200	196
PACCAR Financial Corp.	2.800%	3/1/21	325	325
PACCAR Financial Corp.	2.300%	8/10/22	250	243
QVC Inc.	3.125%	4/1/19	625	624
QVC Inc.	5.125%	7/2/22	25	26
QVC Inc.	4.375%	3/15/23	75	75
QVC Inc.	4.850%	4/1/24	725	734
QVC Inc.	4.450%	2/15/25	300	295
QVC Inc.	5.950%	3/15/43	325	311
Ralph Lauren Corp.	2.625%	8/18/20	225	224
Royal Caribbean Cruises Ltd.	2.650%	11/28/20	175	171
Royal Caribbean Cruises Ltd.	5.250%	11/15/22	475	507
Royal Caribbean Cruises Ltd.	3.700%	3/15/28	700	670
Starbucks Corp.	2.200%	11/22/20	275	271
Starbucks Corp.	2.100%	2/4/21	350	343
Starbucks Corp.	2.700%	6/15/22	725	716
Starbucks Corp.	3.100%	3/1/23	2,050	2,048
Starbucks Corp.	3.850%	10/1/23	800	827
Starbucks Corp.	2.450%	6/15/26	400	373
Starbucks Corp.	3.500%	3/1/28	500	498
Starbucks Corp.	4.300%	6/15/45	175	183
Starbucks Corp.	3.750%	12/1/47	400	385
Tapestry Inc.	3.000%	7/15/22	450	434
Tapestry Inc.	4.250%	4/1/25	450	447
Tapestry Inc.	4.125%	7/15/27	450	440
Target Corp.	2.300%	6/26/19	1,550	1,546
Target Corp.	3.875%	7/15/20	370	379
Target Corp.	2.900%	1/15/22	850	850
Target Corp.	3.500%	7/1/24	1,325	1,339
Target Corp.	2.500%	4/15/26	550	509
Target Corp.	6.350%	11/1/32	363	456
Target Corp.	6.500%	10/15/37	450	592
Target Corp.	7.000%	1/15/38	300	412
Target Corp.	4.000%	7/1/42	1,150	1,116
Target Corp.	3.625%	4/15/46	800	725

Target Corp.	3.900%	11/15/47	1,000	949
TJX Cos. Inc.	2.750%	6/15/21	400	398
TJX Cos. Inc.	2.500%	5/15/23	800	777
TJX Cos. Inc.	2.250%	9/15/26	1,400	1,259
Toyota Motor Credit Corp.	1.400%	5/20/19	1,500	1,479
Toyota Motor Credit Corp.	2.125%	7/18/19	1,000	993
Toyota Motor Credit Corp.	2.200%	1/10/20	1,000	994
Toyota Motor Credit Corp.	2.150%	3/12/20	1,375	1,358
Toyota Motor Credit Corp.	1.950%	4/17/20	550	541
Toyota Motor Credit Corp.	4.250%	1/11/21	300	310
Toyota Motor Credit Corp.	1.900%	4/8/21	1,000	971
Toyota Motor Credit Corp.	2.750%	5/17/21	500	497
Toyota Motor Credit Corp.	3.400%	9/15/21	305	309
Toyota Motor Credit Corp.	2.600%	1/11/22	700	690
Toyota Motor Credit Corp.	3.300%	1/12/22	950	959
Toyota Motor Credit Corp.	2.800%	7/13/22	700	694
Toyota Motor Credit Corp.	2.150%	9/8/22	650	625
Toyota Motor Credit Corp.	2.625%	1/10/23	550	538
Toyota Motor Credit Corp.	2.700%	1/11/23	750	734
Toyota Motor Credit Corp.	2.250%	10/18/23	400	380
Toyota Motor Credit Corp.	2.900%	4/17/24	400	391
Toyota Motor Credit Corp.	3.200%	1/11/27	750	736
Toyota Motor Credit Corp.	3.050%	1/11/28	450	435
VF Corp.	3.500%	9/1/21	405	412
VF Corp.	6.450%	11/1/37	300	377
Visa Inc.	2.200%	12/14/20	2,200	2,172
Visa Inc.	2.150%	9/15/22	500	481
Visa Inc.	2.800%	12/14/22	1,500	1,478
Visa Inc.	3.150%	12/14/25	3,225	3,162
Visa Inc.	2.750%	9/15/27	875	824
Visa Inc.	4.150%	12/14/35	1,300	1,380
Visa Inc.	4.300%	12/14/45	2,750	2,913
Visa Inc.	3.650%	9/15/47	700	678
Walgreen Co.	3.100%	9/15/22	800	783
Walgreen Co.	4.400%	9/15/42	350	327
Walgreens Boots Alliance Inc.	2.700%	11/18/19	600	599
Walgreens Boots Alliance Inc.	3.300%	11/18/21	1,900	1,892
Walgreens Boots Alliance Inc.	3.800%	11/18/24	1,525	1,504
Walgreens Boots Alliance Inc.	3.450%	6/1/26	1,475	1,398
Walgreens Boots Alliance Inc.	4.500%	11/18/34	625	614
Walgreens Boots Alliance Inc.	4.800%	11/18/44	1,055	1,038
Walgreens Boots Alliance Inc.	4.650%	6/1/46	825	797
Walmart Inc.	1.750%	10/9/19	2,514	2,492
Walmart Inc.	3.250%	10/25/20	1,635	1,660
Walmart Inc.	1.900%	12/15/20	1,365	1,337
Walmart Inc.	2.350%	12/15/22	4,325	4,209
Walmart Inc.	2.550%	4/11/23	575	562
Walmart Inc.	3.300%	4/22/24	225	225
Walmart Inc.	2.650%	12/15/24	875	842
Walmart Inc.	5.875%	4/5/27	1,535	1,819
Walmart Inc.	7.550%	2/15/30	480	667
Walmart Inc.	5.250%	9/1/35	1,640	1,978
Walmart Inc.	6.200%	4/15/38	1,320	1,762
Walmart Inc.	5.000%	10/25/40	435	511
Walmart Inc.	5.625%	4/15/41	750	951
Walmart Inc.	4.000%	4/11/43	1,120	1,151
Walmart Inc.	4.300%	4/22/44	916	985

Walmart Inc.	3.625%	12/15/47	1,600	1,548
Western Union Co.	3.600%	3/15/22	1,100	1,098
Western Union Co.	6.200%	11/17/36	425	438
Western Union Co.	6.200%	6/21/40	290	302
Wyndham Worldwide Corp.	4.250%	3/1/22	500	499
Wyndham Worldwide Corp.	3.900%	3/1/23	175	170
Wyndham Worldwide Corp.	5.100%	10/1/25	250	258
Wyndham Worldwide Corp.	4.500%	4/1/27	300	296

Consumer Noncyclical (1.8%)
Abbott Laboratories	2.350%	11/22/19	1,574	1,567
Abbott Laboratories	2.000%	3/15/20	750	736
Abbott Laboratories	2.800%	9/15/20	455	453
Abbott Laboratories	2.900%	11/30/21	2,700	2,670
Abbott Laboratories	2.550%	3/15/22	3,175	3,086
Abbott Laboratories	3.250%	4/15/23	700	693
Abbott Laboratories	3.400%	11/30/23	1,750	1,736
Abbott Laboratories	2.950%	3/15/25	100	96
Abbott Laboratories	3.750%	11/30/26	2,700	2,678
Abbott Laboratories	4.750%	11/30/36	1,650	1,773
Abbott Laboratories	6.150%	11/30/37	425	516
Abbott Laboratories	6.000%	4/1/39	200	243
Abbott Laboratories	5.300%	5/27/40	310	351
Abbott Laboratories	4.750%	4/15/43	550	584
Abbott Laboratories	4.900%	11/30/46	3,150	3,443
AbbVie Inc.	2.500%	5/14/20	2,625	2,593
AbbVie Inc.	2.300%	5/14/21	1,600	1,559
AbbVie Inc.	2.900%	11/6/22	2,625	2,562
AbbVie Inc.	3.200%	11/6/22	1,075	1,062
AbbVie Inc.	2.850%	5/14/23	1,775	1,714
AbbVie Inc.	3.600%	5/14/25	3,170	3,122
AbbVie Inc.	3.200%	5/14/26	1,625	1,544
AbbVie Inc.	4.500%	5/14/35	1,695	1,732
AbbVie Inc.	4.300%	5/14/36	825	822
AbbVie Inc.	4.400%	11/6/42	2,189	2,154
AbbVie Inc.	4.700%	5/14/45	3,182	3,271
AbbVie Inc.	4.450%	5/14/46	1,300	1,290
Actavis Inc.	3.250%	10/1/22	1,450	1,418
Actavis Inc.	4.625%	10/1/42	180	174
Agilent Technologies Inc.	5.000%	7/15/20	275	286
Agilent Technologies Inc.	3.200%	10/1/22	1,000	990
Agilent Technologies Inc.	3.875%	7/15/23	400	406
Agilent Technologies Inc.	3.050%	9/22/26	450	421
AHS Hospital Corp.	5.024%	7/1/45	325	373
Allergan Funding SCS	2.450%	6/15/19	325	323
Allergan Funding SCS	3.000%	3/12/20	3,012	2,994
Allergan Funding SCS	3.450%	3/15/22	1,957	1,940
Allergan Funding SCS	3.850%	6/15/24	975	963
Allergan Funding SCS	3.800%	3/15/25	3,757	3,688
Allergan Funding SCS	4.550%	3/15/35	2,200	2,144
Allergan Funding SCS	4.850%	6/15/44	1,665	1,637
Allergan Funding SCS	4.750%	3/15/45	710	695
Allergan Inc.	3.375%	9/15/20	525	525
Allergan Inc.	2.800%	3/15/23	225	214
Altria Group Inc.	9.250%	8/6/19	613	666
Altria Group Inc.	2.625%	1/14/20	1,125	1,119
Altria Group Inc.	4.750%	5/5/21	950	992

Altria Group Inc.	2.850%	8/9/22	2,300	2,250
Altria Group Inc.	2.950%	5/2/23	200	195
Altria Group Inc.	4.000%	1/31/24	1,300	1,329
Altria Group Inc.	2.625%	9/16/26	350	322
Altria Group Inc.	4.250%	8/9/42	685	671
Altria Group Inc.	4.500%	5/2/43	650	655
Altria Group Inc.	5.375%	1/31/44	1,325	1,519
Altria Group Inc.	3.875%	9/16/46	1,475	1,368
AmerisourceBergen Corp.	3.500%	11/15/21	850	855
AmerisourceBergen Corp.	3.400%	5/15/24	300	295
AmerisourceBergen Corp.	3.250%	3/1/25	325	311
AmerisourceBergen Corp.	3.450%	12/15/27	600	571
AmerisourceBergen Corp.	4.250%	3/1/45	400	372
AmerisourceBergen Corp.	4.300%	12/15/47	650	611
Amgen Inc.	1.900%	5/10/19	1,250	1,242
Amgen Inc.	2.200%	5/22/19	1,600	1,591
Amgen Inc.	2.125%	5/1/20	495	486
Amgen Inc.	2.200%	5/11/20	825	812
Amgen Inc.	3.450%	10/1/20	275	278
Amgen Inc.	4.100%	6/15/21	1,360	1,399
Amgen Inc.	1.850%	8/19/21	500	479
Amgen Inc.	3.875%	11/15/21	1,365	1,397
Amgen Inc.	2.700%	5/1/22	225	220
Amgen Inc.	2.650%	5/11/22	725	706
Amgen Inc.	3.625%	5/15/22	625	632
Amgen Inc.	2.250%	8/19/23	800	755
Amgen Inc.	3.625%	5/22/24	1,000	1,003
Amgen Inc.	3.125%	5/1/25	300	289
Amgen Inc.	2.600%	8/19/26	900	821
Amgen Inc.	3.200%	11/2/27	825	782
Amgen Inc.	4.950%	10/1/41	100	108
Amgen Inc.	5.150%	11/15/41	775	855
Amgen Inc.	4.400%	5/1/45	2,100	2,094
Amgen Inc.	4.563%	6/15/48	1,306	1,328
Amgen Inc.	4.663%	6/15/51	4,214	4,339
Anheuser-Busch InBev Finance Inc.	2.650%	2/1/21	5,885	5,837
Anheuser-Busch InBev Finance Inc.	2.625%	1/17/23	6,150	5,982
Anheuser-Busch InBev Finance Inc.	3.300%	2/1/23	5,020	5,023
Anheuser-Busch InBev Finance Inc.	3.700%	2/1/24	900	911
Anheuser-Busch InBev Finance Inc.	3.650%	2/1/26	9,775	9,674
Anheuser-Busch InBev Finance Inc.	4.700%	2/1/36	4,845	5,122
Anheuser-Busch InBev Finance Inc.	4.000%	1/17/43	1,000	943
Anheuser-Busch InBev Finance Inc.	4.625%	2/1/44	675	693
Anheuser-Busch InBev Finance Inc.	4.900%	2/1/46	9,440	10,164
Anheuser-Busch InBev Worldwide Inc.	6.875%	11/15/19	725	771
Anheuser-Busch InBev Worldwide Inc.	5.375%	1/15/20	1,835	1,922
Anheuser-Busch InBev Worldwide Inc.	5.000%	4/15/20	2,265	2,359
Anheuser-Busch InBev Worldwide Inc.	3.750%	1/15/22	1,584	1,614
Anheuser-Busch InBev Worldwide Inc.	2.500%	7/15/22	1,850	1,795
Anheuser-Busch InBev Worldwide Inc.	3.500%	1/12/24	800	804
Anheuser-Busch InBev Worldwide Inc.	4.000%	4/13/28	1,700	1,719
Anheuser-Busch InBev Worldwide Inc.	4.375%	4/15/38	1,225	1,247
Anheuser-Busch InBev Worldwide Inc.	8.200%	1/15/39	735	1,093
Anheuser-Busch InBev Worldwide Inc.	4.950%	1/15/42	1,650	1,786
Anheuser-Busch InBev Worldwide Inc.	3.750%	7/15/42	1,750	1,596
Anheuser-Busch InBev Worldwide Inc.	4.600%	4/15/48	2,050	2,115
Anheuser-Busch InBev Worldwide Inc.	4.439%	10/6/48	1,412	1,421

	Anheuser-Busch InBev Worldwide Inc.	4.750%	4/15/58	375	383
	Archer-Daniels-Midland Co.	4.479%	3/1/21	631	655
	Archer-Daniels-Midland Co.	2.500%	8/11/26	1,000	921
	Archer-Daniels-Midland Co.	5.935%	10/1/32	280	333
	Archer-Daniels-Midland Co.	4.535%	3/26/42	350	367
	Archer-Daniels-Midland Co.	4.016%	4/16/43	600	589
	Archer-Daniels-Midland Co.	3.750%	9/15/47	475	444
	Ascension Health	3.945%	11/15/46	650	655
7	Ascension Health	4.847%	11/15/53	250	288
	AstraZeneca plc	1.950%	9/18/19	625	618
	AstraZeneca plc	2.375%	11/16/20	1,400	1,380
	AstraZeneca plc	2.375%	6/12/22	900	870
	AstraZeneca plc	3.375%	11/16/25	1,625	1,597
	AstraZeneca plc	3.125%	6/12/27	775	743
	AstraZeneca plc	6.450%	9/15/37	1,705	2,207
	AstraZeneca plc	4.000%	9/18/42	150	144
	AstraZeneca plc	4.375%	11/16/45	1,175	1,186
10	BAT Capital Corp.	2.297%	8/14/20	1,825	1,794
10	BAT Capital Corp.	2.764%	8/15/22	1,950	1,887
10	BAT Capital Corp.	3.222%	8/15/24	2,025	1,947
10	BAT Capital Corp.	3.557%	8/15/27	2,825	2,702
10	BAT Capital Corp.	4.390%	8/15/37	2,325	2,302
10	BAT Capital Corp.	4.540%	8/15/47	2,000	1,973
	Baxalta Inc.	2.875%	6/23/20	675	670
	Baxalta Inc.	3.600%	6/23/22	325	324
	Baxalta Inc.	4.000%	6/23/25	1,400	1,399
	Baxalta Inc.	5.250%	6/23/45	890	972
	Baxter International Inc.	1.700%	8/15/21	400	382
	Baxter International Inc.	2.600%	8/15/26	400	364
	Baxter International Inc.	3.500%	8/15/46	375	326
	Baylor Scott & White Holdings Texas
	Revenue	4.185%	11/15/45	400	411
	Beam Suntory Inc.	3.250%	5/15/22	25	25
	Beam Suntory Inc.	3.250%	6/15/23	50	49
	Becton Dickinson & Co.	2.133%	6/6/19	600	594
	Becton Dickinson & Co.	2.675%	12/15/19	876	871
	Becton Dickinson & Co.	2.404%	6/5/20	800	785
	Becton Dickinson & Co.	3.250%	11/12/20	1,500	1,497
10	Becton Dickinson & Co.	4.400%	1/15/21	90	92
	Becton Dickinson & Co.	3.125%	11/8/21	440	433
	Becton Dickinson & Co.	2.894%	6/6/22	1,475	1,431
	Becton Dickinson & Co.	3.300%	3/1/23	225	220
	Becton Dickinson & Co.	3.363%	6/6/24	1,000	962
	Becton Dickinson & Co.	3.734%	12/15/24	1,061	1,041
	Becton Dickinson & Co.	3.700%	6/6/27	2,025	1,954
	Becton Dickinson & Co.	5.000%	11/12/40	50	52
	Becton Dickinson & Co.	4.875%	5/15/44	175	173
	Becton Dickinson & Co.	4.685%	12/15/44	1,250	1,251
	Becton Dickinson & Co.	4.669%	6/6/47	1,100	1,107
	Bio-Rad Laboratories Inc.	4.875%	12/15/20	325	338
	Biogen Inc.	2.900%	9/15/20	1,460	1,453
	Biogen Inc.	3.625%	9/15/22	1,125	1,136
	Biogen Inc.	4.050%	9/15/25	1,225	1,252
	Biogen Inc.	5.200%	9/15/45	1,795	1,959
	Boston Children's Hospital Corp. Revenue	4.115%	1/1/47	200	207
	Boston Scientific Corp.	6.000%	1/15/20	575	604
	Boston Scientific Corp.	3.375%	5/15/22	200	199

Boston Scientific Corp.	4.125%	10/1/23	125	128
Boston Scientific Corp.	3.850%	5/15/25	300	301
Boston Scientific Corp.	4.000%	3/1/28	825	827
Boston Scientific Corp.	7.000%	11/15/35	325	409
Boston Scientific Corp.	7.375%	1/15/40	225	304
Bristol-Myers Squibb Co.	2.000%	8/1/22	1,200	1,151
Bristol-Myers Squibb Co.	3.250%	11/1/23	125	126
Bristol-Myers Squibb Co.	3.250%	8/1/42	465	418
Bristol-Myers Squibb Co.	4.500%	3/1/44	405	444
Brown-Forman Corp.	3.500%	4/15/25	350	351
Brown-Forman Corp.	4.500%	7/15/45	395	421
Bunge Ltd. Finance Corp.	8.500%	6/15/19	775	824
Bunge Ltd. Finance Corp.	3.000%	9/25/22	475	459
Bunge Ltd. Finance Corp.	3.250%	8/15/26	500	465
Bunge Ltd. Finance Corp.	3.750%	9/25/27	500	483
Campbell Soup Co.	3.300%	3/15/21	500	503
Campbell Soup Co.	3.650%	3/15/23	2,250	2,251
Campbell Soup Co.	3.950%	3/15/25	950	945
Campbell Soup Co.	3.300%	3/19/25	700	668
Campbell Soup Co.	4.150%	3/15/28	1,250	1,241
Campbell Soup Co.	3.800%	8/2/42	200	173
Campbell Soup Co.	4.800%	3/15/48	1,175	1,175
Cardinal Health Inc.	1.948%	6/14/19	600	594
Cardinal Health Inc.	4.625%	12/15/20	590	611
Cardinal Health Inc.	2.616%	6/15/22	600	577
Cardinal Health Inc.	3.200%	3/15/23	325	318
Cardinal Health Inc.	3.079%	6/15/24	400	382
Cardinal Health Inc.	3.750%	9/15/25	225	221
Cardinal Health Inc.	3.410%	6/15/27	885	834
Cardinal Health Inc.	4.600%	3/15/43	300	292
Cardinal Health Inc.	4.500%	11/15/44	225	215
Cardinal Health Inc.	4.900%	9/15/45	450	460
Cardinal Health Inc.	4.368%	6/15/47	500	471
Catholic Health Initiatives Colorado GO	2.950%	11/1/22	200	194
7 Catholic Health Initiatives Colorado GO	4.350%	11/1/42	725	671
Celgene Corp.	2.250%	5/15/19	450	448
Celgene Corp.	2.875%	8/15/20	1,225	1,219
Celgene Corp.	3.950%	10/15/20	800	814
Celgene Corp.	2.875%	2/19/21	525	521
Celgene Corp.	2.250%	8/15/21	300	290
Celgene Corp.	3.250%	8/15/22	750	739
Celgene Corp.	3.550%	8/15/22	625	623
Celgene Corp.	2.750%	2/15/23	575	552
Celgene Corp.	3.250%	2/20/23	700	688
Celgene Corp.	4.000%	8/15/23	450	456
Celgene Corp.	3.625%	5/15/24	975	961
Celgene Corp.	3.875%	8/15/25	2,125	2,104
Celgene Corp.	3.450%	11/15/27	395	374
Celgene Corp.	3.900%	2/20/28	1,250	1,228
Celgene Corp.	5.700%	10/15/40	75	84
Celgene Corp.	5.250%	8/15/43	850	916
Celgene Corp.	4.625%	5/15/44	650	644
Celgene Corp.	5.000%	8/15/45	1,600	1,668
Celgene Corp.	4.350%	11/15/47	1,000	946
Celgene Corp.	4.550%	2/20/48	1,275	1,247
Children's Hospital Medical Center Ohio GO	4.268%	5/15/44	150	159
Church & Dwight Co. Inc.	2.450%	12/15/19	400	399

Church & Dwight Co. Inc.	2.450%	8/1/22	100	97
Church & Dwight Co. Inc.	3.150%	8/1/27	325	306
Church & Dwight Co. Inc.	3.950%	8/1/47	325	302
City of Hope	5.623%	11/15/43	250	311
Cleveland Clinic Foundation Ohio Revenue	4.858%	1/1/14	325	351
Clorox Co.	3.800%	11/15/21	1,875	1,921
Clorox Co.	3.500%	12/15/24	600	601
Clorox Co.	3.100%	10/1/27	150	145
Coca-Cola Bottling Co. Consolidated	3.800%	11/25/25	350	348
Coca-Cola Co.	1.375%	5/30/19	400	396
Coca-Cola Co.	1.875%	10/27/20	750	736
Coca-Cola Co.	2.450%	11/1/20	800	795
Coca-Cola Co.	3.150%	11/15/20	1,052	1,062
Coca-Cola Co.	1.550%	9/1/21	800	767
Coca-Cola Co.	3.300%	9/1/21	1,210	1,228
Coca-Cola Co.	2.200%	5/25/22	400	388
Coca-Cola Co.	3.200%	11/1/23	1,650	1,658
Coca-Cola Co.	2.875%	10/27/25	1,225	1,190
Coca-Cola Co.	2.550%	6/1/26	325	307
Coca-Cola Co.	2.250%	9/1/26	1,000	920
Coca-Cola Co.	2.900%	5/25/27	400	386
Coca-Cola Enterprises Inc.	3.500%	9/15/20	600	607
Coca-Cola Enterprises Inc.	4.500%	9/1/21	200	207
Coca-Cola Femsa SAB de CV	4.625%	2/15/20	375	386
Coca-Cola Femsa SAB de CV	3.875%	11/26/23	1,200	1,231
Coca-Cola Femsa SAB de CV	5.250%	11/26/43	650	749
Colgate-Palmolive Co.	2.450%	11/15/21	2,515	2,485
Colgate-Palmolive Co.	1.950%	2/1/23	500	474
Colgate-Palmolive Co.	2.100%	5/1/23	275	262
Colgate-Palmolive Co.	3.250%	3/15/24	375	376
Colgate-Palmolive Co.	4.000%	8/15/45	450	451
Colgate-Palmolive Co.	3.700%	8/1/47	350	333
Conagra Brands Inc.	3.250%	9/15/22	750	745
Conagra Brands Inc.	3.200%	1/25/23	1,133	1,122
Conagra Brands Inc.	7.000%	10/1/28	100	119
Constellation Brands Inc.	2.000%	11/7/19	400	396
Constellation Brands Inc.	3.875%	11/15/19	650	661
Constellation Brands Inc.	2.250%	11/6/20	400	392
Constellation Brands Inc.	3.750%	5/1/21	350	355
Constellation Brands Inc.	2.700%	5/9/22	250	242
Constellation Brands Inc.	2.650%	11/7/22	1,150	1,111
Constellation Brands Inc.	3.200%	2/15/23	750	736
Constellation Brands Inc.	4.250%	5/1/23	1,000	1,026
Constellation Brands Inc.	4.750%	11/15/24	375	395
Constellation Brands Inc.	4.750%	12/1/25	500	526
Constellation Brands Inc.	3.700%	12/6/26	550	539
Constellation Brands Inc.	3.500%	5/9/27	450	433
Constellation Brands Inc.	3.600%	2/15/28	800	771
Constellation Brands Inc.	4.500%	5/9/47	375	373
Constellation Brands Inc.	4.100%	2/15/48	550	511
Covidien International Finance SA	4.200%	6/15/20	400	411
Covidien International Finance SA	3.200%	6/15/22	1,500	1,503
CVS Health Corp.	3.125%	3/9/20	1,675	1,678
CVS Health Corp.	2.800%	7/20/20	500	496
CVS Health Corp.	3.350%	3/9/21	2,500	2,508
CVS Health Corp.	2.125%	6/1/21	1,700	1,639
CVS Health Corp.	3.500%	7/20/22	4,975	4,958

	CVS Health Corp.	2.750%	12/1/22	975	937
	CVS Health Corp.	4.750%	12/1/22	775	807
	CVS Health Corp.	3.700%	3/9/23	3,315	3,332
	CVS Health Corp.	4.000%	12/5/23	100	101
	CVS Health Corp.	3.375%	8/12/24	660	640
	CVS Health Corp.	4.100%	3/25/25	3,835	3,862
	CVS Health Corp.	3.875%	7/20/25	2,457	2,431
	CVS Health Corp.	2.875%	6/1/26	1,450	1,334
	CVS Health Corp.	4.300%	3/25/28	7,640	7,687
	CVS Health Corp.	4.780%	3/25/38	3,325	3,353
	CVS Health Corp.	6.125%	9/15/39	375	441
	CVS Health Corp.	5.300%	12/5/43	625	676
	CVS Health Corp.	5.125%	7/20/45	3,100	3,287
	CVS Health Corp.	5.050%	3/25/48	7,025	7,366
	Danaher Corp.	2.400%	9/15/20	400	397
	Danaher Corp.	3.350%	9/15/25	500	503
	Danaher Corp.	4.375%	9/15/45	375	404
	Dartmouth-Hitchcock Health	4.178%	8/1/48	300	305
	Delhaize America LLC	9.000%	4/15/31	475	660
	Diageo Capital plc	4.828%	7/15/20	500	521
	Diageo Capital plc	2.625%	4/29/23	2,000	1,939
	Diageo Capital plc	5.875%	9/30/36	250	315
	Diageo Capital plc	3.875%	4/29/43	25	25
	Diageo Investment Corp.	2.875%	5/11/22	875	863
	Diageo Investment Corp.	7.450%	4/15/35	325	467
	Diageo Investment Corp.	4.250%	5/11/42	650	686
	Dignity Health California GO	2.637%	11/1/19	200	199
	Dignity Health California GO	3.125%	11/1/22	150	148
	Dignity Health California GO	3.812%	11/1/24	100	100
	Dignity Health California GO	4.500%	11/1/42	550	530
	Dignity Health California GO	5.267%	11/1/64	225	232
	Dr Pepper Snapple Group Inc.	2.000%	1/15/20	500	490
	Dr Pepper Snapple Group Inc.	3.130%	12/15/23	400	387
	Dr Pepper Snapple Group Inc.	3.400%	11/15/25	250	238
	Dr Pepper Snapple Group Inc.	2.550%	9/15/26	275	244
10	Dr Pepper Snapple Group Inc.	3.430%	6/15/27	175	165
	Dr Pepper Snapple Group Inc.	3.430%	6/15/27	300	283
	Dr Pepper Snapple Group Inc.	7.450%	5/1/38	41	54
10	Dr Pepper Snapple Group Inc.	4.500%	11/15/45	575	554
	Dr Pepper Snapple Group Inc.	4.420%	12/15/46	325	304
	Duke University Health System Inc.	3.920%	6/1/47	450	456
	Eli Lilly & Co.	2.350%	5/15/22	200	195
	Eli Lilly & Co.	2.750%	6/1/25	525	507
	Eli Lilly & Co.	3.100%	5/15/27	725	706
	Eli Lilly & Co.	3.700%	3/1/45	1,200	1,170
	Estee Lauder Cos. Inc.	1.800%	2/7/20	700	689
	Estee Lauder Cos. Inc.	1.700%	5/10/21	400	385
	Estee Lauder Cos. Inc.	3.150%	3/15/27	400	390
	Estee Lauder Cos. Inc.	6.000%	5/15/37	150	191
	Estee Lauder Cos. Inc.	4.375%	6/15/45	375	399
	Estee Lauder Cos. Inc.	4.150%	3/15/47	675	702
	Express Scripts Holding Co.	2.600%	11/30/20	1,500	1,475
	Express Scripts Holding Co.	3.300%	2/25/21	175	175
	Express Scripts Holding Co.	4.750%	11/15/21	975	1,016
	Express Scripts Holding Co.	3.900%	2/15/22	2,175	2,200
	Express Scripts Holding Co.	3.050%	11/30/22	1,500	1,471
	Express Scripts Holding Co.	3.000%	7/15/23	1,375	1,317

Express Scripts Holding Co.	4.500%	2/25/26	1,205	1,229
Express Scripts Holding Co.	3.400%	3/1/27	1,325	1,246
Express Scripts Holding Co.	6.125%	11/15/41	334	392
Express Scripts Holding Co.	4.800%	7/15/46	2,150	2,187
Flowers Foods Inc.	4.375%	4/1/22	350	361
Flowers Foods Inc.	3.500%	10/1/26	250	239
Fomento Economico Mexicano SAB de CV	4.375%	5/10/43	325	331
Genentech Inc.	5.250%	7/15/35	200	235
General Mills Inc.	2.200%	10/21/19	200	198
General Mills Inc.	3.150%	12/15/21	775	767
General Mills Inc.	2.600%	10/12/22	450	432
General Mills Inc.	3.650%	2/15/24	325	324
General Mills Inc.	3.200%	2/10/27	375	347
General Mills Inc.	5.400%	6/15/40	345	381
Gilead Sciences Inc.	2.050%	4/1/19	1,400	1,394
Gilead Sciences Inc.	1.850%	9/20/19	150	149
Gilead Sciences Inc.	2.350%	2/1/20	600	595
Gilead Sciences Inc.	2.550%	9/1/20	1,625	1,612
Gilead Sciences Inc.	4.500%	4/1/21	775	806
Gilead Sciences Inc.	4.400%	12/1/21	3,002	3,124
Gilead Sciences Inc.	3.250%	9/1/22	625	625
Gilead Sciences Inc.	2.500%	9/1/23	625	602
Gilead Sciences Inc.	3.700%	4/1/24	1,600	1,621
Gilead Sciences Inc.	3.500%	2/1/25	1,145	1,143
Gilead Sciences Inc.	3.650%	3/1/26	4,215	4,231
Gilead Sciences Inc.	2.950%	3/1/27	175	166
Gilead Sciences Inc.	4.600%	9/1/35	850	905
Gilead Sciences Inc.	5.650%	12/1/41	600	714
Gilead Sciences Inc.	4.800%	4/1/44	1,900	2,048
Gilead Sciences Inc.	4.500%	2/1/45	1,025	1,059
Gilead Sciences Inc.	4.750%	3/1/46	1,950	2,095
Gilead Sciences Inc.	4.150%	3/1/47	1,925	1,893
GlaxoSmithKline Capital Inc.	2.800%	3/18/23	75	73
GlaxoSmithKline Capital Inc.	5.375%	4/15/34	300	344
GlaxoSmithKline Capital Inc.	6.375%	5/15/38	2,295	3,015
GlaxoSmithKline Capital Inc.	4.200%	3/18/43	300	309
GlaxoSmithKline Capital plc	2.850%	5/8/22	200	198
Hackensack Meridian Health	4.500%	7/1/57	225	243
Hasbro Inc.	3.150%	5/15/21	200	200
Hasbro Inc.	6.350%	3/15/40	400	461
Hasbro Inc.	5.100%	5/15/44	350	334
Hershey Co.	4.125%	12/1/20	215	222
Hershey Co.	2.625%	5/1/23	250	245
Hershey Co.	3.200%	8/21/25	170	167
Hershey Co.	2.300%	8/15/26	325	296
Hillshire Brands Co.	4.100%	9/15/20	175	179
Ingredion Inc.	4.625%	11/1/20	50	52
Ingredion Inc.	3.200%	10/1/26	400	379
JM Smucker Co.	2.200%	12/6/19	400	397
JM Smucker Co.	2.500%	3/15/20	325	322
JM Smucker Co.	3.500%	10/15/21	735	741
JM Smucker Co.	3.000%	3/15/22	250	247
JM Smucker Co.	3.500%	3/15/25	700	689
JM Smucker Co.	3.375%	12/15/27	500	476
JM Smucker Co.	4.250%	3/15/35	400	399
JM Smucker Co.	4.375%	3/15/45	650	639
Johns Hopkins Health System Corp.	3.837%	5/15/46	350	346

Johnson & Johnson	1.875%	12/5/19	300	297
Johnson & Johnson	2.950%	9/1/20	400	403
Johnson & Johnson	1.950%	11/10/20	400	394
Johnson & Johnson	1.650%	3/1/21	750	730
Johnson & Johnson	2.450%	12/5/21	200	198
Johnson & Johnson	2.250%	3/3/22	1,425	1,395
Johnson & Johnson	2.050%	3/1/23	500	481
Johnson & Johnson	6.730%	11/15/23	245	291
Johnson & Johnson	3.375%	12/5/23	650	663
Johnson & Johnson	2.625%	1/15/25	600	579
Johnson & Johnson	2.450%	3/1/26	1,600	1,510
Johnson & Johnson	2.950%	3/3/27	1,175	1,141
Johnson & Johnson	2.900%	1/15/28	900	861
Johnson & Johnson	6.950%	9/1/29	975	1,306
Johnson & Johnson	4.950%	5/15/33	550	635
Johnson & Johnson	4.375%	12/5/33	700	764
Johnson & Johnson	3.550%	3/1/36	350	345
Johnson & Johnson	3.625%	3/3/37	1,250	1,239
Johnson & Johnson	5.950%	8/15/37	645	837
Johnson & Johnson	3.400%	1/15/38	800	770
Johnson & Johnson	5.850%	7/15/38	325	417
Johnson & Johnson	4.500%	9/1/40	419	458
Johnson & Johnson	4.500%	12/5/43	550	609
Johnson & Johnson	3.700%	3/1/46	1,550	1,539
Johnson & Johnson	3.750%	3/3/47	1,300	1,291
Johnson & Johnson	3.500%	1/15/48	900	854
Kaiser Foundation Hospitals	3.500%	4/1/22	175	178
Kaiser Foundation Hospitals	3.150%	5/1/27	475	460
Kaiser Foundation Hospitals	4.875%	4/1/42	925	1,052
Kaiser Foundation Hospitals	4.150%	5/1/47	675	696
Kellogg Co.	4.150%	11/15/19	250	255
Kellogg Co.	4.000%	12/15/20	570	584
Kellogg Co.	2.650%	12/1/23	250	239
Kellogg Co.	3.250%	4/1/26	950	903
Kellogg Co.	3.400%	11/15/27	950	906
Kellogg Co.	7.450%	4/1/31	200	259
Kellogg Co.	4.500%	4/1/46	775	765
Kimberly-Clark Corp.	1.850%	3/1/20	1,103	1,084
Kimberly-Clark Corp.	3.625%	8/1/20	250	254
Kimberly-Clark Corp.	3.875%	3/1/21	560	573
Kimberly-Clark Corp.	2.400%	6/1/23	150	144
Kimberly-Clark Corp.	3.050%	8/15/25	100	98
Kimberly-Clark Corp.	2.750%	2/15/26	250	238
Kimberly-Clark Corp.	5.300%	3/1/41	825	978
Kimberly-Clark Corp.	3.700%	6/1/43	175	165
Kimberly-Clark Corp.	3.200%	7/30/46	400	350
Koninklijke Ahold Delhaize NV	5.700%	10/1/40	100	114
Koninklijke Philips NV	3.750%	3/15/22	825	844
Koninklijke Philips NV	6.875%	3/11/38	300	400
Koninklijke Philips NV	5.000%	3/15/42	535	593
Kraft Foods Group Inc.	5.375%	2/10/20	78	81
Kraft Foods Group Inc.	6.875%	1/26/39	825	1,013
Kraft Foods Group Inc.	6.500%	2/9/40	600	710
Kraft Foods Group Inc.	5.000%	6/4/42	1,955	1,939
Kraft Heinz Foods Co.	2.800%	7/2/20	2,500	2,482
Kraft Heinz Foods Co.	3.500%	7/15/22	250	250
Kraft Heinz Foods Co.	3.950%	7/15/25	2,025	2,014

Kraft Heinz Foods Co.	3.000%	6/1/26	1,625	1,498
Kraft Heinz Foods Co.	5.000%	7/15/35	825	854
Kraft Heinz Foods Co.	5.200%	7/15/45	1,500	1,524
Kraft Heinz Foods Co.	4.375%	6/1/46	2,575	2,344
Kroger Co.	2.950%	11/1/21	2,335	2,303
Kroger Co.	4.450%	2/1/47	1,650	1,543
Kroger Co.	4.650%	1/15/48	425	410
Laboratory Corp. of America Holdings	2.625%	2/1/20	250	248
Laboratory Corp. of America Holdings	3.200%	2/1/22	375	373
Laboratory Corp. of America Holdings	3.750%	8/23/22	225	227
Laboratory Corp. of America Holdings	3.250%	9/1/24	500	487
Laboratory Corp. of America Holdings	3.600%	2/1/25	775	762
Laboratory Corp. of America Holdings	3.600%	9/1/27	450	436
Laboratory Corp. of America Holdings	4.700%	2/1/45	625	628
Life Technologies Corp.	6.000%	3/1/20	485	510
Life Technologies Corp.	5.000%	1/15/21	375	390
7 Mayo Clinic	3.774%	11/15/43	625	629
7 Mayo Clinic	4.000%	11/15/47	150	149
7 Mayo Clinic	4.128%	11/15/52	125	128
McCormick & Co. Inc.	3.900%	7/15/21	100	102
McCormick & Co. Inc.	3.150%	8/15/24	600	582
McCormick & Co. Inc.	3.400%	8/15/27	800	764
McKesson Corp.	2.700%	12/15/22	2,520	2,434
McKesson Corp.	3.796%	3/15/24	100	100
McKesson Corp.	3.950%	2/16/28	150	148
Mead Johnson Nutrition Co.	4.900%	11/1/19	625	646
Mead Johnson Nutrition Co.	3.000%	11/15/20	500	499
Mead Johnson Nutrition Co.	4.125%	11/15/25	475	487
Mead Johnson Nutrition Co.	5.900%	11/1/39	390	472
Mead Johnson Nutrition Co.	4.600%	6/1/44	325	336
Medco Health Solutions Inc.	4.125%	9/15/20	410	418
Medtronic Global Holdings SCA	3.350%	4/1/27	675	666
Medtronic Inc.	2.500%	3/15/20	2,206	2,193
Medtronic Inc.	4.125%	3/15/21	410	422
Medtronic Inc.	3.125%	3/15/22	2,475	2,471
Medtronic Inc.	3.150%	3/15/22	1,725	1,728
Medtronic Inc.	3.625%	3/15/24	1,650	1,672
Medtronic Inc.	3.500%	3/15/25	3,100	3,099
Medtronic Inc.	4.375%	3/15/35	1,992	2,106
Medtronic Inc.	5.550%	3/15/40	275	328
Medtronic Inc.	4.500%	3/15/42	1,413	1,492
Medtronic Inc.	4.625%	3/15/44	293	316
Medtronic Inc.	4.625%	3/15/45	3,850	4,198
Memorial Sloan-Kettering Cancer Center
New York GO	5.000%	7/1/42	100	115
Memorial Sloan-Kettering Cancer Center
New York GO	4.125%	7/1/52	450	452
Memorial Sloan-Kettering Cancer Center
New York GO	4.200%	7/1/55	150	156
Merck & Co. Inc.	1.850%	2/10/20	1,325	1,309
Merck & Co. Inc.	3.875%	1/15/21	625	643
Merck & Co. Inc.	2.350%	2/10/22	100	98
Merck & Co. Inc.	2.400%	9/15/22	925	904
Merck & Co. Inc.	2.800%	5/18/23	3,325	3,277
Merck & Co. Inc.	2.750%	2/10/25	2,250	2,171
Merck & Co. Inc.	3.600%	9/15/42	375	359
Merck & Co. Inc.	4.150%	5/18/43	805	838

	Merck & Co. Inc.	3.700%	2/10/45	2,795	2,721
	Molson Coors Brewing Co.	1.450%	7/15/19	275	271
	Molson Coors Brewing Co.	2.250%	3/15/20	525	518
	Molson Coors Brewing Co.	2.100%	7/15/21	775	745
	Molson Coors Brewing Co.	3.500%	5/1/22	75	75
	Molson Coors Brewing Co.	3.000%	7/15/26	1,650	1,524
	Molson Coors Brewing Co.	5.000%	5/1/42	700	738
	Molson Coors Brewing Co.	4.200%	7/15/46	1,710	1,613
	Mondelez International Inc.	6.500%	2/9/40	580	728
7	Mount Sinai Hospitals Group Inc.	3.981%	7/1/48	200	198
	Mylan Inc.	4.200%	11/29/23	925	936
10	Mylan Inc.	4.550%	4/15/28	625	626
	Mylan Inc.	5.400%	11/29/43	550	571
10	Mylan Inc.	5.200%	4/15/48	625	630
	Mylan NV	2.500%	6/7/19	450	446
	Mylan NV	3.150%	6/15/21	975	958
	Mylan NV	3.950%	6/15/26	1,725	1,673
	Mylan NV	5.250%	6/15/46	775	786
	New York & Presbyterian Hospital	4.024%	8/1/45	480	487
	New York & Presbyterian Hospital	4.063%	8/1/56	325	321
	Newell Brands Inc.	2.875%	12/1/19	225	225
	Newell Brands Inc.	3.150%	4/1/21	735	728
	Newell Brands Inc.	3.850%	4/1/23	1,135	1,130
	Newell Brands Inc.	4.000%	12/1/24	400	395
	Newell Brands Inc.	3.900%	11/1/25	350	340
	Newell Brands Inc.	4.200%	4/1/26	1,600	1,585
	Newell Brands Inc.	5.375%	4/1/36	925	961
	Newell Brands Inc.	5.500%	4/1/46	1,450	1,529
	Northwell Healthcare Inc.	3.979%	11/1/46	600	569
	Northwell Healthcare Inc.	4.260%	11/1/47	850	834
	Novartis Capital Corp.	1.800%	2/14/20	1,500	1,480
	Novartis Capital Corp.	4.400%	4/24/20	725	751
	Novartis Capital Corp.	2.400%	5/17/22	1,500	1,463
	Novartis Capital Corp.	2.400%	9/21/22	1,150	1,117
	Novartis Capital Corp.	3.400%	5/6/24	1,000	1,005
	Novartis Capital Corp.	3.000%	11/20/25	900	877
	Novartis Capital Corp.	3.100%	5/17/27	1,400	1,364
	Novartis Capital Corp.	3.700%	9/21/42	525	512
	Novartis Capital Corp.	4.400%	5/6/44	1,600	1,759
	Novartis Capital Corp.	4.000%	11/20/45	1,125	1,154
	NYU Hospitals Center	4.784%	7/1/44	325	364
7	NYU Hospitals Center	4.368%	7/1/47	425	441
	Orlando Health Obligated Group	4.089%	10/1/48	225	224
	Partners Healthcare System Inc.	3.765%	7/1/48	150	143
	Partners Healthcare System Inc.	4.117%	7/1/55	275	280
	PepsiCo Inc.	1.550%	5/2/19	1,000	992
	PepsiCo Inc.	1.350%	10/4/19	300	295
	PepsiCo Inc.	1.850%	4/30/20	1,475	1,450
	PepsiCo Inc.	2.150%	10/14/20	1,075	1,059
	PepsiCo Inc.	3.125%	11/1/20	30	30
	PepsiCo Inc.	2.000%	4/15/21	100	98
	PepsiCo Inc.	3.000%	8/25/21	1,070	1,075
	PepsiCo Inc.	1.700%	10/6/21	300	288
	PepsiCo Inc.	2.750%	3/5/22	3,650	3,627
	PepsiCo Inc.	2.250%	5/2/22	275	267
	PepsiCo Inc.	2.750%	3/1/23	1,000	986
	PepsiCo Inc.	3.600%	3/1/24	600	612

PepsiCo Inc.	2.750%	4/30/25	1,725	1,658
PepsiCo Inc.	3.500%	7/17/25	1,425	1,432
PepsiCo Inc.	2.375%	10/6/26	575	530
PepsiCo Inc.	3.000%	10/15/27	1,800	1,727
PepsiCo Inc.	5.500%	1/15/40	500	613
PepsiCo Inc.	4.875%	11/1/40	165	188
PepsiCo Inc.	4.000%	3/5/42	741	744
PepsiCo Inc.	3.600%	8/13/42	725	686
PepsiCo Inc.	4.250%	10/22/44	525	545
PepsiCo Inc.	4.600%	7/17/45	785	855
PepsiCo Inc.	4.450%	4/14/46	1,075	1,152
PepsiCo Inc.	3.450%	10/6/46	850	782
PepsiCo Inc.	4.000%	5/2/47	900	902
PerkinElmer Inc.	5.000%	11/15/21	1,715	1,802
Perrigo Finance Unlimited Co.	3.500%	12/15/21	811	805
Perrigo Finance Unlimited Co.	3.900%	12/15/24	600	596
Perrigo Finance Unlimited Co.	4.375%	3/15/26	375	379
Perrigo Finance Unlimited Co.	4.900%	12/15/44	1,148	1,150
Pfizer Inc.	2.100%	5/15/19	950	947
Pfizer Inc.	1.450%	6/3/19	1,725	1,707
Pfizer Inc.	1.700%	12/15/19	1,000	987
Pfizer Inc.	1.950%	6/3/21	900	879
Pfizer Inc.	2.200%	12/15/21	825	806
Pfizer Inc.	3.000%	6/15/23	450	448
Pfizer Inc.	3.400%	5/15/24	200	201
Pfizer Inc.	2.750%	6/3/26	800	760
Pfizer Inc.	3.000%	12/15/26	2,350	2,274
Pfizer Inc.	4.000%	12/15/36	1,050	1,082
Pfizer Inc.	7.200%	3/15/39	1,015	1,460
Pfizer Inc.	4.300%	6/15/43	1,500	1,566
Pfizer Inc.	4.400%	5/15/44	925	986
Pfizer Inc.	4.125%	12/15/46	1,175	1,208
Philip Morris International Inc.	2.000%	2/21/20	725	714
Philip Morris International Inc.	1.875%	2/25/21	475	459
Philip Morris International Inc.	4.125%	5/17/21	195	201
Philip Morris International Inc.	2.375%	8/17/22	550	530
Philip Morris International Inc.	2.500%	11/2/22	1,600	1,542
Philip Morris International Inc.	2.625%	3/6/23	550	530
Philip Morris International Inc.	2.125%	5/10/23	450	423
Philip Morris International Inc.	3.600%	11/15/23	400	404
Philip Morris International Inc.	3.250%	11/10/24	875	858
Philip Morris International Inc.	3.375%	8/11/25	675	666
Philip Morris International Inc.	2.750%	2/25/26	2,705	2,542
Philip Morris International Inc.	3.125%	8/17/27	425	407
Philip Morris International Inc.	3.125%	3/2/28	400	383
Philip Morris International Inc.	6.375%	5/16/38	575	739
Philip Morris International Inc.	4.375%	11/15/41	1,175	1,187
Philip Morris International Inc.	4.500%	3/20/42	450	463
Philip Morris International Inc.	3.875%	8/21/42	75	71
Philip Morris International Inc.	4.125%	3/4/43	1,150	1,132
Philip Morris International Inc.	4.875%	11/15/43	1,100	1,188
Philip Morris International Inc.	4.250%	11/10/44	925	923
7 Procter & Gamble - Esop	9.360%	1/1/21	376	410
Procter & Gamble Co.	1.750%	10/25/19	500	496
Procter & Gamble Co.	1.900%	11/1/19	475	471
Procter & Gamble Co.	1.900%	10/23/20	675	663
Procter & Gamble Co.	1.850%	2/2/21	400	391

Procter & Gamble Co.	1.700%	11/3/21	1,000	963
Procter & Gamble Co.	3.100%	8/15/23	1,100	1,106
Procter & Gamble Co.	2.700%	2/2/26	400	382
Procter & Gamble Co.	2.450%	11/3/26	700	650
Procter & Gamble Co.	5.550%	3/5/37	806	1,010
Procter & Gamble Co.	3.500%	10/25/47	750	710
Providence St. Joseph Health Obligated
Group	2.746%	10/1/26	125	118
7 Providence St. Joseph Health Obligated
Group	3.744%	10/1/47	325	306
7 Providence St. Joseph Health Obligated
Group	3.930%	10/1/48	400	393
Quest Diagnostics Inc.	2.700%	4/1/19	650	650
Quest Diagnostics Inc.	4.750%	1/30/20	300	309
Quest Diagnostics Inc.	2.500%	3/30/20	160	158
Quest Diagnostics Inc.	4.250%	4/1/24	200	206
Quest Diagnostics Inc.	3.500%	3/30/25	225	222
Quest Diagnostics Inc.	3.450%	6/1/26	425	408
Quest Diagnostics Inc.	5.750%	1/30/40	61	69
Quest Diagnostics Inc.	4.700%	3/30/45	225	227
Reynolds American Inc.	8.125%	6/23/19	450	478
Reynolds American Inc.	3.250%	6/12/20	825	826
Reynolds American Inc.	4.000%	6/12/22	600	608
Reynolds American Inc.	4.850%	9/15/23	250	263
Reynolds American Inc.	4.450%	6/12/25	2,531	2,603
Reynolds American Inc.	5.700%	8/15/35	700	793
Reynolds American Inc.	8.125%	5/1/40	400	568
Reynolds American Inc.	7.000%	8/4/41	150	193
Reynolds American Inc.	5.850%	8/15/45	1,885	2,189
RWJ Barnabas Health Inc.	3.949%	7/1/46	350	342
Sanofi	4.000%	3/29/21	1,360	1,396
Shire Acquisitions Investments Ireland DAC	1.900%	9/23/19	4,100	4,035
Shire Acquisitions Investments Ireland DAC	2.400%	9/23/21	3,350	3,226
Shire Acquisitions Investments Ireland DAC	2.875%	9/23/23	3,850	3,673
Shire Acquisitions Investments Ireland DAC	3.200%	9/23/26	2,585	2,410
SSM Health Care Corp.	3.823%	6/1/27	375	380
Stanford Health Care	3.795%	11/15/48	450	444
Stryker Corp.	4.375%	1/15/20	100	103
Stryker Corp.	2.625%	3/15/21	500	494
Stryker Corp.	3.375%	5/15/24	1,000	996
Stryker Corp.	3.375%	11/1/25	500	493
Stryker Corp.	3.500%	3/15/26	890	888
Stryker Corp.	3.650%	3/7/28	450	452
Stryker Corp.	4.375%	5/15/44	275	280
Stryker Corp.	4.625%	3/15/46	780	826
8 Sutter Health	3.695%	8/15/28	500	501
8 Sutter Health	4.091%	8/15/48	375	374
Sysco Corp.	1.900%	4/1/19	325	323
Sysco Corp.	2.600%	10/1/20	425	421
Sysco Corp.	2.500%	7/15/21	300	294
Sysco Corp.	2.600%	6/12/22	346	336
Sysco Corp.	3.750%	10/1/25	75	76
Sysco Corp.	3.300%	7/15/26	975	940
Sysco Corp.	3.250%	7/15/27	875	837
Sysco Corp.	4.850%	10/1/45	125	132
Sysco Corp.	4.500%	4/1/46	550	552
Sysco Corp.	4.450%	3/15/48	425	424

7 Texas Health Resources	4.330%	11/15/55	100	101
The Kroger Co.	1.500%	9/30/19	300	294
The Kroger Co.	6.150%	1/15/20	1,010	1,065
The Kroger Co.	3.300%	1/15/21	700	703
The Kroger Co.	2.600%	2/1/21	200	196
The Kroger Co.	3.850%	8/1/23	325	329
The Kroger Co.	4.000%	2/1/24	400	405
The Kroger Co.	2.650%	10/15/26	775	698
The Kroger Co.	3.700%	8/1/27	100	97
The Kroger Co.	7.700%	6/1/29	200	247
The Kroger Co.	8.000%	9/15/29	750	957
The Kroger Co.	6.900%	4/15/38	375	467
The Kroger Co.	5.150%	8/1/43	350	359
The Kroger Co.	3.875%	10/15/46	325	278
The Pepsi Bottling Group Inc.	7.000%	3/1/29	875	1,146
Thermo Fisher Scientific Inc.	4.500%	3/1/21	500	520
Thermo Fisher Scientific Inc.	3.600%	8/15/21	700	707
Thermo Fisher Scientific Inc.	3.300%	2/15/22	600	598
Thermo Fisher Scientific Inc.	3.150%	1/15/23	2,575	2,533
Thermo Fisher Scientific Inc.	3.000%	4/15/23	475	462
Thermo Fisher Scientific Inc.	3.650%	12/15/25	425	422
Thermo Fisher Scientific Inc.	2.950%	9/19/26	800	746
Thermo Fisher Scientific Inc.	3.200%	8/15/27	650	615
Thermo Fisher Scientific Inc.	5.300%	2/1/44	600	677
Thermo Fisher Scientific Inc.	4.100%	8/15/47	500	486
Trinity Health Corp.	4.125%	12/1/45	450	455
Tupperware Brands Corp.	4.750%	6/1/21	430	441
Tyson Foods Inc.	2.650%	8/15/19	500	500
Tyson Foods Inc.	2.250%	8/23/21	50	48
Tyson Foods Inc.	4.500%	6/15/22	725	752
Tyson Foods Inc.	3.950%	8/15/24	1,325	1,334
Tyson Foods Inc.	3.550%	6/2/27	1,025	986
Tyson Foods Inc.	4.875%	8/15/34	800	851
Tyson Foods Inc.	5.150%	8/15/44	350	380
Tyson Foods Inc.	4.550%	6/2/47	600	600
Unilever Capital Corp.	2.100%	7/30/20	725	716
Unilever Capital Corp.	4.250%	2/10/21	805	833
Unilever Capital Corp.	1.375%	7/28/21	400	379
Unilever Capital Corp.	2.600%	5/5/24	875	840
Unilever Capital Corp.	3.100%	7/30/25	550	538
Unilever Capital Corp.	2.000%	7/28/26	550	489
Whirlpool Corp.	4.850%	6/15/21	200	210
Whirlpool Corp.	4.700%	6/1/22	775	815
Whirlpool Corp.	4.000%	3/1/24	175	179
Whirlpool Corp.	3.700%	5/1/25	400	398
Whirlpool Corp.	4.500%	6/1/46	488	485
Wyeth LLC	7.250%	3/1/23	350	413
Wyeth LLC	6.450%	2/1/24	1,705	1,990
Wyeth LLC	6.500%	2/1/34	500	652
Wyeth LLC	6.000%	2/15/36	585	737
Wyeth LLC	5.950%	4/1/37	1,655	2,105
Zeneca Wilmington Inc.	7.000%	11/15/23	600	708
Zimmer Biomet Holdings Inc.	4.625%	11/30/19	205	211
Zimmer Biomet Holdings Inc.	2.700%	4/1/20	1,950	1,929
Zimmer Biomet Holdings Inc.	3.375%	11/30/21	770	767
Zimmer Biomet Holdings Inc.	3.150%	4/1/22	650	636
Zimmer Biomet Holdings Inc.	3.700%	3/19/23	225	225

Zimmer Biomet Holdings Inc.	3.550%	4/1/25	1,375	1,336
Zimmer Biomet Holdings Inc.	5.750%	11/30/39	200	221
Zimmer Biomet Holdings Inc.	4.450%	8/15/45	330	309
Zoetis Inc.	3.450%	11/13/20	325	327
Zoetis Inc.	3.250%	2/1/23	1,475	1,460
Zoetis Inc.	4.500%	11/13/25	350	368
Zoetis Inc.	3.000%	9/12/27	700	656
Zoetis Inc.	4.700%	2/1/43	825	878
Zoetis Inc.	3.950%	9/12/47	450	429

Energy (1.1%)
Alberta Energy Co. Ltd.	7.375%	11/1/31	500	625
Anadarko Finance Co.	7.500%	5/1/31	500	635
Anadarko Petroleum Corp.	6.950%	6/15/19	50	52
Anadarko Petroleum Corp.	4.850%	3/15/21	200	208
Anadarko Petroleum Corp.	5.550%	3/15/26	2,300	2,509
Anadarko Petroleum Corp.	6.450%	9/15/36	1,000	1,190
Anadarko Petroleum Corp.	7.950%	6/15/39	125	169
Anadarko Petroleum Corp.	6.200%	3/15/40	450	528
Anadarko Petroleum Corp.	4.500%	7/15/44	1,900	1,822
Anadarko Petroleum Corp.	6.600%	3/15/46	700	878
Andeavor	5.375%	10/1/22	50	51
Andeavor	4.750%	12/15/23	2,000	2,078
Andeavor	5.125%	12/15/26	825	869
Andeavor	3.800%	4/1/28	800	768
Andeavor	4.500%	4/1/48	1,000	937
Andeavor Logistics LP / Tesoro Logistics
Finance Corp.	3.500%	12/1/22	200	196
Andeavor Logistics LP / Tesoro Logistics
Finance Corp.	4.250%	12/1/27	2,560	2,493
Andeavor Logistics LP / Tesoro Logistics
Finance Corp.	5.200%	12/1/47	250	244
Apache Corp.	3.625%	2/1/21	265	267
Apache Corp.	3.250%	4/15/22	862	849
Apache Corp.	2.625%	1/15/23	150	143
Apache Corp.	6.000%	1/15/37	725	819
Apache Corp.	5.100%	9/1/40	850	870
Apache Corp.	5.250%	2/1/42	475	493
Apache Corp.	4.750%	4/15/43	900	888
Apache Corp.	4.250%	1/15/44	800	732
Apache Finance Canada Corp.	7.750%	12/15/29	225	281
Baker Hughes a GE Co. LLC	5.125%	9/15/40	595	656
Baker Hughes a GE Co. LLC / Baker Hughes
Co-Obligor Inc.	2.773%	12/15/22	1,500	1,459
Baker Hughes a GE Co. LLC / Baker Hughes
Co-Obligor Inc.	3.337%	12/15/27	500	477
Baker Hughes a GE Co. LLC / Baker Hughes
Co-Obligor Inc.	4.080%	12/15/47	2,000	1,884
Boardwalk Pipelines LP	3.375%	2/1/23	350	338
Boardwalk Pipelines LP	4.950%	12/15/24	525	539
Boardwalk Pipelines LP	5.950%	6/1/26	700	751
Boardwalk Pipelines LP	4.450%	7/15/27	300	293
BP Capital Markets plc	2.237%	5/10/19	1,125	1,122
BP Capital Markets plc	1.768%	9/19/19	325	321
BP Capital Markets plc	2.521%	1/15/20	400	399
BP Capital Markets plc	2.315%	2/13/20	375	373
BP Capital Markets plc	4.500%	10/1/20	1,425	1,487

BP Capital Markets plc	4.742%	3/11/21	1,010	1,057
BP Capital Markets plc	2.112%	9/16/21	1,000	969
BP Capital Markets plc	3.561%	11/1/21	2,775	2,818
BP Capital Markets plc	3.062%	3/17/22	450	448
BP Capital Markets plc	3.245%	5/6/22	1,076	1,075
BP Capital Markets plc	2.520%	9/19/22	450	437
BP Capital Markets plc	2.500%	11/6/22	889	858
BP Capital Markets plc	2.750%	5/10/23	1,825	1,774
BP Capital Markets plc	3.994%	9/26/23	350	361
BP Capital Markets plc	3.216%	11/28/23	2,500	2,473
BP Capital Markets plc	3.535%	11/4/24	2,335	2,342
BP Capital Markets plc	3.506%	3/17/25	1,100	1,099
BP Capital Markets plc	3.119%	5/4/26	2,600	2,514
BP Capital Markets plc	3.279%	9/19/27	900	871
BP Capital Markets plc	3.723%	11/28/28	1,000	1,003
Buckeye Partners LP	3.950%	12/1/26	2,200	2,089
Buckeye Partners LP	4.125%	12/1/27	150	144
Buckeye Partners LP	5.850%	11/15/43	250	257
Buckeye Partners LP	5.600%	10/15/44	175	174
Burlington Resources Finance Co.	7.400%	12/1/31	600	808
Canadian Natural Resources Ltd.	3.450%	11/15/21	1,175	1,180
Canadian Natural Resources Ltd.	2.950%	1/15/23	800	777
Canadian Natural Resources Ltd.	3.850%	6/1/27	900	883
Canadian Natural Resources Ltd.	7.200%	1/15/32	500	626
Canadian Natural Resources Ltd.	6.450%	6/30/33	400	476
Canadian Natural Resources Ltd.	5.850%	2/1/35	500	567
Canadian Natural Resources Ltd.	6.500%	2/15/37	500	612
Canadian Natural Resources Ltd.	6.250%	3/15/38	750	902
Canadian Natural Resources Ltd.	6.750%	2/1/39	1,000	1,248
Canadian Natural Resources Ltd.	4.950%	6/1/47	300	313
Cenovus Energy Inc.	5.700%	10/15/19	500	517
Cenovus Energy Inc.	4.250%	4/15/27	2,000	1,948
Cenovus Energy Inc.	5.250%	6/15/37	500	499
Cenovus Energy Inc.	6.750%	11/15/39	900	1,034
Cenovus Energy Inc.	5.200%	9/15/43	800	771
Cenovus Energy Inc.	5.400%	6/15/47	1,300	1,302
Chevron Corp.	1.561%	5/16/19	800	791
Chevron Corp.	2.193%	11/15/19	1,800	1,789
Chevron Corp.	1.961%	3/3/20	2,452	2,419
Chevron Corp.	1.991%	3/3/20	400	395
Chevron Corp.	2.419%	11/17/20	600	594
Chevron Corp.	2.100%	5/16/21	1,200	1,170
Chevron Corp.	2.411%	3/3/22	475	465
Chevron Corp.	2.498%	3/3/22	400	392
Chevron Corp.	2.355%	12/5/22	5,595	5,416
Chevron Corp.	3.191%	6/24/23	1,175	1,175
Chevron Corp.	2.895%	3/3/24	100	98
Chevron Corp.	3.326%	11/17/25	200	199
Chevron Corp.	2.954%	5/16/26	1,450	1,394
Cimarex Energy Co.	4.375%	6/1/24	900	925
Cimarex Energy Co.	3.900%	5/15/27	600	591
Columbia Pipeline Group Inc.	3.300%	6/1/20	500	500
Columbia Pipeline Group Inc.	4.500%	6/1/25	1,155	1,177
Concho Resources Inc.	3.750%	10/1/27	200	195
Concho Resources Inc.	4.875%	10/1/47	250	264
ConocoPhillips	5.900%	10/15/32	150	179
ConocoPhillips	5.900%	5/15/38	1,305	1,603

	ConocoPhillips	6.500%	2/1/39	1,410	1,851
	ConocoPhillips Canada Funding Co. I	5.950%	10/15/36	400	487
	ConocoPhillips Co.	2.400%	12/15/22	2,125	2,038
	ConocoPhillips Co.	3.350%	11/15/24	365	362
	ConocoPhillips Co.	4.950%	3/15/26	2,693	2,930
	ConocoPhillips Co.	4.150%	11/15/34	350	353
	ConocoPhillips Co.	4.300%	11/15/44	500	513
	ConocoPhillips Co.	5.950%	3/15/46	250	319
	ConocoPhillips Holding Co.	6.950%	4/15/29	275	349
10	Continental Resources Inc.	4.375%	1/15/28	300	292
	Devon Energy Corp.	4.000%	7/15/21	300	305
	Devon Energy Corp.	3.250%	5/15/22	500	493
	Devon Energy Corp.	7.950%	4/15/32	245	342
	Devon Energy Corp.	5.600%	7/15/41	1,310	1,474
	Devon Energy Corp.	4.750%	5/15/42	1,700	1,731
	Devon Financing Co. LLC	7.875%	9/30/31	1,025	1,410
	Dominion Energy Gas Holdings LLC	2.800%	11/15/20	500	495
	Dominion Energy Gas Holdings LLC	3.550%	11/1/23	250	249
	Dominion Energy Gas Holdings LLC	3.600%	12/15/24	250	247
	Dominion Energy Gas Holdings LLC	4.800%	11/1/43	500	531
	Dominion Energy Gas Holdings LLC	4.600%	12/15/44	400	418
	Enable Midstream Partners LP	2.400%	5/15/19	300	297
	Enable Midstream Partners LP	3.900%	5/15/24	250	244
	Enable Midstream Partners LP	4.400%	3/15/27	800	783
	Enable Midstream Partners LP	5.000%	5/15/44	350	327
	Enbridge Energy Partners LP	4.200%	9/15/21	325	330
	Enbridge Energy Partners LP	5.875%	10/15/25	400	441
	Enbridge Energy Partners LP	7.500%	4/15/38	300	378
	Enbridge Energy Partners LP	5.500%	9/15/40	350	366
	Enbridge Energy Partners LP	7.375%	10/15/45	500	646
	Enbridge Inc.	2.900%	7/15/22	450	437
	Enbridge Inc.	4.250%	12/1/26	400	400
	Enbridge Inc.	3.700%	7/15/27	800	766
	Enbridge Inc.	4.500%	6/10/44	525	508
	Enbridge Inc.	5.500%	12/1/46	600	666
	Encana Corp.	6.500%	8/15/34	1,625	1,928
	Encana Corp.	6.625%	8/15/37	500	607
	Encana Corp.	6.500%	2/1/38	475	572
	Energy Transfer LP	9.000%	4/15/19	254	268
	Energy Transfer LP	4.150%	10/1/20	1,125	1,139
	Energy Transfer LP	4.650%	6/1/21	840	863
	Energy Transfer LP	5.200%	2/1/22	1,600	1,679
	Energy Transfer LP	3.600%	2/1/23	1,825	1,779
	Energy Transfer LP	4.050%	3/15/25	2,000	1,952
	Energy Transfer LP	4.750%	1/15/26	300	303
	Energy Transfer LP	4.200%	4/15/27	300	289
	Energy Transfer LP	4.900%	3/15/35	250	234
	Energy Transfer LP	6.625%	10/15/36	150	168
	Energy Transfer LP	7.500%	7/1/38	500	599
	Energy Transfer LP	6.050%	6/1/41	1,650	1,671
	Energy Transfer LP	6.500%	2/1/42	300	322
	Energy Transfer LP	5.150%	2/1/43	425	388
	Energy Transfer LP	5.150%	3/15/45	250	227
	Energy Transfer LP	6.125%	12/15/45	1,200	1,232
	Energy Transfer LP	5.300%	4/15/47	1,300	1,217
	EnLink Midstream Partners LP	4.400%	4/1/24	825	829
	EnLink Midstream Partners LP	4.150%	6/1/25	900	877

EnLink Midstream Partners LP	4.850%	7/15/26	950	959
EnLink Midstream Partners LP	5.600%	4/1/44	425	423
EnLink Midstream Partners LP	5.450%	6/1/47	300	293
Enterprise Products Operating LLC	2.550%	10/15/19	300	298
Enterprise Products Operating LLC	5.200%	9/1/20	2,235	2,331
Enterprise Products Operating LLC	2.800%	2/15/21	400	396
Enterprise Products Operating LLC	4.050%	2/15/22	175	179
Enterprise Products Operating LLC	3.350%	3/15/23	350	349
Enterprise Products Operating LLC	3.900%	2/15/24	2,050	2,077
Enterprise Products Operating LLC	3.750%	2/15/25	650	650
Enterprise Products Operating LLC	3.700%	2/15/26	400	396
Enterprise Products Operating LLC	3.950%	2/15/27	400	401
Enterprise Products Operating LLC	6.875%	3/1/33	1,400	1,754
Enterprise Products Operating LLC	7.550%	4/15/38	450	605
Enterprise Products Operating LLC	5.950%	2/1/41	495	593
Enterprise Products Operating LLC	4.850%	8/15/42	1,850	1,924
Enterprise Products Operating LLC	4.450%	2/15/43	600	596
Enterprise Products Operating LLC	4.850%	3/15/44	1,780	1,873
Enterprise Products Operating LLC	5.100%	2/15/45	159	172
Enterprise Products Operating LLC	4.900%	5/15/46	1,600	1,698
Enterprise Products Operating LLC	4.250%	2/15/48	900	875
Enterprise Products Operating LLC	4.950%	10/15/54	200	208
7 Enterprise Products Operating LLC	5.250%	8/16/77	400	388
7 Enterprise Products Operating LLC	5.375%	2/15/78	4,000	3,831
EOG Resources Inc.	5.625%	6/1/19	925	953
EOG Resources Inc.	4.100%	2/1/21	350	358
EOG Resources Inc.	2.625%	3/15/23	5,100	4,911
EQT Corp.	8.125%	6/1/19	400	424
EQT Corp.	2.500%	10/1/20	200	196
EQT Corp.	4.875%	11/15/21	600	624
EQT Corp.	3.000%	10/1/22	300	290
EQT Corp.	3.900%	10/1/27	800	766
EQT Midstream Partners LP	4.125%	12/1/26	500	478
Exxon Mobil Corp.	1.912%	3/6/20	1,413	1,394
Exxon Mobil Corp.	2.222%	3/1/21	1,500	1,479
Exxon Mobil Corp.	2.397%	3/6/22	1,250	1,225
Exxon Mobil Corp.	2.726%	3/1/23	5,050	4,971
Exxon Mobil Corp.	2.709%	3/6/25	1,100	1,061
Exxon Mobil Corp.	3.043%	3/1/26	1,350	1,324
Exxon Mobil Corp.	3.567%	3/6/45	650	621
Exxon Mobil Corp.	4.114%	3/1/46	1,800	1,897
Halliburton Co.	3.250%	11/15/21	1,565	1,569
Halliburton Co.	3.500%	8/1/23	950	952
Halliburton Co.	3.800%	11/15/25	2,250	2,248
Halliburton Co.	4.850%	11/15/35	1,000	1,064
Halliburton Co.	6.700%	9/15/38	580	745
Halliburton Co.	7.450%	9/15/39	450	622
Halliburton Co.	4.500%	11/15/41	675	678
Halliburton Co.	4.750%	8/1/43	350	366
Halliburton Co.	5.000%	11/15/45	1,200	1,303
Hess Corp.	3.500%	7/15/24	200	192
Hess Corp.	4.300%	4/1/27	500	486
Hess Corp.	7.875%	10/1/29	150	183
Hess Corp.	7.125%	3/15/33	375	442
Hess Corp.	6.000%	1/15/40	1,325	1,402
Hess Corp.	5.600%	2/15/41	1,025	1,038
Hess Corp.	5.800%	4/1/47	350	364

Husky Energy Inc.	7.250%	12/15/19	505	539
Husky Energy Inc.	3.950%	4/15/22	300	305
Husky Energy Inc.	4.000%	4/15/24	500	507
Husky Energy Inc.	6.800%	9/15/37	300	383
Kerr-McGee Corp.	6.950%	7/1/24	1,000	1,149
Kerr-McGee Corp.	7.875%	9/15/31	150	196
Kinder Morgan Energy Partners LP	6.500%	4/1/20	2,000	2,118
Kinder Morgan Energy Partners LP	5.800%	3/1/21	750	795
Kinder Morgan Energy Partners LP	5.000%	10/1/21	1,923	1,996
Kinder Morgan Energy Partners LP	4.150%	3/1/22	175	178
Kinder Morgan Energy Partners LP	3.950%	9/1/22	1,525	1,536
Kinder Morgan Energy Partners LP	3.500%	9/1/23	1,225	1,189
Kinder Morgan Energy Partners LP	4.300%	5/1/24	425	428
Kinder Morgan Energy Partners LP	4.250%	9/1/24	3,000	3,011
Kinder Morgan Energy Partners LP	7.300%	8/15/33	175	214
Kinder Morgan Energy Partners LP	5.800%	3/15/35	300	323
Kinder Morgan Energy Partners LP	6.500%	2/1/37	400	451
Kinder Morgan Energy Partners LP	6.950%	1/15/38	335	404
Kinder Morgan Energy Partners LP	6.500%	9/1/39	1,575	1,785
Kinder Morgan Energy Partners LP	6.550%	9/15/40	1,000	1,137
Kinder Morgan Energy Partners LP	5.000%	8/15/42	675	651
Kinder Morgan Energy Partners LP	4.700%	11/1/42	1,122	1,040
Kinder Morgan Energy Partners LP	5.000%	3/1/43	500	482
Kinder Morgan Energy Partners LP	5.500%	3/1/44	500	513
Kinder Morgan Inc.	3.050%	12/1/19	175	175
Kinder Morgan Inc.	3.150%	1/15/23	3,525	3,413
Kinder Morgan Inc.	4.300%	6/1/25	1,000	1,005
Kinder Morgan Inc.	7.800%	8/1/31	330	417
Kinder Morgan Inc.	7.750%	1/15/32	600	766
Kinder Morgan Inc.	5.300%	12/1/34	500	511
Kinder Morgan Inc.	5.550%	6/1/45	950	995
Kinder Morgan Inc.	5.050%	2/15/46	328	321
Magellan Midstream Partners LP	6.550%	7/15/19	625	652
Magellan Midstream Partners LP	5.000%	3/1/26	450	484
Magellan Midstream Partners LP	5.150%	10/15/43	350	381
Magellan Midstream Partners LP	4.250%	9/15/46	300	291
Magellan Midstream Partners LP	4.200%	10/3/47	800	767
Marathon Oil Corp.	2.700%	6/1/20	500	493
Marathon Oil Corp.	2.800%	11/1/22	900	867
Marathon Oil Corp.	3.850%	6/1/25	460	454
Marathon Oil Corp.	4.400%	7/15/27	2,000	2,024
Marathon Oil Corp.	6.800%	3/15/32	1,080	1,286
Marathon Oil Corp.	5.200%	6/1/45	800	838
Marathon Petroleum Corp.	3.400%	12/15/20	700	706
Marathon Petroleum Corp.	5.125%	3/1/21	200	210
Marathon Petroleum Corp.	6.500%	3/1/41	1,450	1,766
Marathon Petroleum Corp.	4.750%	9/15/44	250	250
Marathon Petroleum Corp.	5.000%	9/15/54	500	481
MPLX LP	3.375%	3/15/23	400	396
MPLX LP	4.500%	7/15/23	1,200	1,239
MPLX LP	4.875%	12/1/24	1,000	1,047
MPLX LP	4.875%	6/1/25	600	628
MPLX LP	4.125%	3/1/27	1,600	1,585
MPLX LP	4.000%	3/15/28	1,000	984
MPLX LP	4.500%	4/15/38	1,275	1,256
MPLX LP	5.200%	3/1/47	1,500	1,560
MPLX LP	4.700%	4/15/48	1,000	975

	MPLX LP	4.900%	4/15/58	550	524
	Nabors Industries Inc.	9.250%	1/15/19	125	130
	National Fuel Gas Co.	3.750%	3/1/23	500	498
	National Fuel Gas Co.	3.950%	9/15/27	200	194
	National Oilwell Varco Inc.	2.600%	12/1/22	1,575	1,503
	National Oilwell Varco Inc.	3.950%	12/1/42	700	614
	Noble Energy Inc.	4.150%	12/15/21	875	892
	Noble Energy Inc.	3.850%	1/15/28	450	442
	Noble Energy Inc.	6.000%	3/1/41	1,250	1,433
	Noble Energy Inc.	5.250%	11/15/43	450	482
	Noble Energy Inc.	4.950%	8/15/47	1,450	1,502
	Occidental Petroleum Corp.	4.100%	2/1/21	1,700	1,748
	Occidental Petroleum Corp.	3.125%	2/15/22	750	748
	Occidental Petroleum Corp.	2.700%	2/15/23	1,403	1,372
	Occidental Petroleum Corp.	3.500%	6/15/25	750	748
	Occidental Petroleum Corp.	3.400%	4/15/26	400	394
	Occidental Petroleum Corp.	4.625%	6/15/45	750	786
	Occidental Petroleum Corp.	4.400%	4/15/46	700	727
	Occidental Petroleum Corp.	4.100%	2/15/47	850	844
	ONEOK Inc.	7.500%	9/1/23	400	468
	ONEOK Inc.	4.000%	7/13/27	150	148
	ONEOK Inc.	4.950%	7/13/47	600	608
	ONEOK Partners LP	3.375%	10/1/22	2,150	2,124
	ONEOK Partners LP	4.900%	3/15/25	450	469
	ONEOK Partners LP	6.650%	10/1/36	360	434
	ONEOK Partners LP	6.125%	2/1/41	1,400	1,613
10	Patterson-UTI Energy Inc.	3.950%	2/1/28	440	424
	Petro-Canada	5.350%	7/15/33	450	507
	Petro-Canada	5.950%	5/15/35	500	601
	Petro-Canada	6.800%	5/15/38	250	331
	Phillips 66	4.300%	4/1/22	1,175	1,215
	Phillips 66	3.900%	3/15/28	1,300	1,294
	Phillips 66	4.650%	11/15/34	300	312
	Phillips 66	5.875%	5/1/42	900	1,079
	Phillips 66	4.875%	11/15/44	1,695	1,803
	Phillips 66 Partners LP	2.646%	2/15/20	135	134
	Phillips 66 Partners LP	3.605%	2/15/25	350	341
	Phillips 66 Partners LP	3.550%	10/1/26	1,000	953
	Phillips 66 Partners LP	3.750%	3/1/28	100	96
	Phillips 66 Partners LP	4.680%	2/15/45	250	246
	Phillips 66 Partners LP	4.900%	10/1/46	900	898
	Pioneer Natural Resources Co.	7.500%	1/15/20	100	108
	Pioneer Natural Resources Co.	3.950%	7/15/22	1,075	1,093
	Pioneer Natural Resources Co.	4.450%	1/15/26	1,350	1,394
	Plains All American Pipeline LP / PAA
	Finance Corp.	3.650%	6/1/22	100	99
	Plains All American Pipeline LP / PAA
	Finance Corp.	2.850%	1/31/23	1,683	1,589
	Plains All American Pipeline LP / PAA
	Finance Corp.	3.600%	11/1/24	2,155	2,049
	Plains All American Pipeline LP / PAA
	Finance Corp.	4.650%	10/15/25	300	301
	Plains All American Pipeline LP / PAA
	Finance Corp.	4.500%	12/15/26	350	347
	Plains All American Pipeline LP / PAA
	Finance Corp.	6.650%	1/15/37	350	389

Plains All American Pipeline LP / PAA
Finance Corp.	4.300%	1/31/43	1,350	1,133
Plains All American Pipeline LP / PAA
Finance Corp.	4.900%	2/15/45	500	456
Regency Energy Partners LP / Regency
Energy Finance Corp.	5.875%	3/1/22	1,200	1,280
Regency Energy Partners LP / Regency
Energy Finance Corp.	5.000%	10/1/22	1,050	1,095
Regency Energy Partners LP / Regency
Energy Finance Corp.	4.500%	11/1/23	200	203
Sabine Pass Liquefaction LLC	5.625%	2/1/21	2,600	2,733
Sabine Pass Liquefaction LLC	6.250%	3/15/22	1,775	1,924
Sabine Pass Liquefaction LLC	5.625%	4/15/23	1,300	1,386
Sabine Pass Liquefaction LLC	5.750%	5/15/24	1,700	1,823
Sabine Pass Liquefaction LLC	5.625%	3/1/25	1,475	1,584
Sabine Pass Liquefaction LLC	5.875%	6/30/26	2,400	2,619
Sabine Pass Liquefaction LLC	5.000%	3/15/27	600	622
Sabine Pass Liquefaction LLC	4.200%	3/15/28	600	590
Schlumberger Investment SA	3.650%	12/1/23	790	803
Shell International Finance BV	1.375%	5/10/19	1,150	1,136
Shell International Finance BV	1.375%	9/12/19	2,675	2,628
Shell International Finance BV	4.300%	9/22/19	2,700	2,762
Shell International Finance BV	4.375%	3/25/20	625	644
Shell International Finance BV	2.125%	5/11/20	400	394
Shell International Finance BV	2.250%	11/10/20	400	394
Shell International Finance BV	1.875%	5/10/21	1,475	1,426
Shell International Finance BV	1.750%	9/12/21	1,000	959
Shell International Finance BV	2.375%	8/21/22	975	946
Shell International Finance BV	2.250%	1/6/23	4,475	4,292
Shell International Finance BV	3.400%	8/12/23	400	404
Shell International Finance BV	3.250%	5/11/25	815	806
Shell International Finance BV	2.875%	5/10/26	2,300	2,207
Shell International Finance BV	2.500%	9/12/26	400	372
Shell International Finance BV	4.125%	5/11/35	2,250	2,320
Shell International Finance BV	6.375%	12/15/38	820	1,085
Shell International Finance BV	5.500%	3/25/40	1,250	1,509
Shell International Finance BV	3.625%	8/21/42	450	424
Shell International Finance BV	4.550%	8/12/43	1,000	1,076
Shell International Finance BV	4.375%	5/11/45	2,900	3,067
Shell International Finance BV	4.000%	5/10/46	1,500	1,499
Shell International Finance BV	3.750%	9/12/46	1,400	1,347
Southern Natural Gas Co. LLC / Southern
Natural Issuing Corp.	4.400%	6/15/21	1,250	1,281
Spectra Energy Partners LP	4.750%	3/15/24	800	831
Spectra Energy Partners LP	3.500%	3/15/25	800	770
Spectra Energy Partners LP	3.375%	10/15/26	250	234
Spectra Energy Partners LP	4.500%	3/15/45	700	674
Suncor Energy Inc.	6.500%	6/15/38	1,540	1,988
Suncor Energy Inc.	6.850%	6/1/39	810	1,085
Suncor Energy Inc.	4.000%	11/15/47	700	686
Sunoco Logistics Partners Operations LP	4.400%	4/1/21	2,550	2,602
Sunoco Logistics Partners Operations LP	4.650%	2/15/22	250	257
Sunoco Logistics Partners Operations LP	4.250%	4/1/24	400	397
Sunoco Logistics Partners Operations LP	5.950%	12/1/25	300	326
Sunoco Logistics Partners Operations LP	4.000%	10/1/27	500	474
Sunoco Logistics Partners Operations LP	4.950%	1/15/43	300	270
Sunoco Logistics Partners Operations LP	5.300%	4/1/44	950	882

	Sunoco Logistics Partners Operations LP	5.400%	10/1/47	700	666
	TC PipeLines LP	3.900%	5/25/27	200	191
10	TechnipFMC plc	3.450%	10/1/22	350	342
	Tennessee Gas Pipeline Co. LLC	7.000%	3/15/27	260	303
	Texas Eastern Transmission LP	7.000%	7/15/32	500	620
	Total Capital Canada Ltd.	2.750%	7/15/23	425	413
	Total Capital International SA	2.100%	6/19/19	2,200	2,184
	Total Capital International SA	2.750%	6/19/21	3,300	3,271
	Total Capital International SA	2.875%	2/17/22	1,400	1,390
	Total Capital International SA	2.700%	1/25/23	1,025	1,001
	Total Capital International SA	3.700%	1/15/24	1,425	1,454
	Total Capital International SA	3.750%	4/10/24	250	255
	Total Capital SA	4.450%	6/24/20	425	439
	Total Capital SA	4.125%	1/28/21	512	528
	Total Capital SA	4.250%	12/15/21	300	312
	TransCanada PipeLines Ltd.	2.125%	11/15/19	550	544
	TransCanada PipeLines Ltd.	3.800%	10/1/20	2,660	2,708
	TransCanada PipeLines Ltd.	2.500%	8/1/22	1,000	970
	TransCanada PipeLines Ltd.	3.750%	10/16/23	600	611
	TransCanada PipeLines Ltd.	5.600%	3/31/34	800	917
	TransCanada PipeLines Ltd.	5.850%	3/15/36	125	147
	TransCanada PipeLines Ltd.	6.200%	10/15/37	1,775	2,176
	TransCanada PipeLines Ltd.	7.250%	8/15/38	200	271
	TransCanada PipeLines Ltd.	6.100%	6/1/40	200	243
	TransCanada PipeLines Ltd.	5.000%	10/16/43	1,400	1,534
10	Transcontinental Gas Pipe Line Co. LLC	4.000%	3/15/28	400	390
10	Transcontinental Gas Pipe Line Co. LLC	4.600%	3/15/48	400	386
	Valero Energy Corp.	6.125%	2/1/20	500	527
	Valero Energy Corp.	3.650%	3/15/25	100	99
	Valero Energy Corp.	3.400%	9/15/26	1,520	1,455
	Valero Energy Corp.	7.500%	4/15/32	675	868
	Valero Energy Corp.	6.625%	6/15/37	855	1,077
	Valero Energy Corp.	4.900%	3/15/45	400	423
	Valero Energy Partners LP	4.375%	12/15/26	200	199
	Valero Energy Partners LP	4.500%	3/15/28	400	402
	Western Gas Partners LP	5.375%	6/1/21	1,350	1,410
	Western Gas Partners LP	3.950%	6/1/25	300	292
	Western Gas Partners LP	4.650%	7/1/26	550	559
	Western Gas Partners LP	4.500%	3/1/28	100	100
	Western Gas Partners LP	5.450%	4/1/44	600	600
	Western Gas Partners LP	5.300%	3/1/48	200	198
	Williams Partners LP	5.250%	3/15/20	3,895	4,038
	Williams Partners LP	4.000%	11/15/21	400	404
	Williams Partners LP	3.600%	3/15/22	750	746
	Williams Partners LP	3.350%	8/15/22	500	490
	Williams Partners LP	4.500%	11/15/23	560	574
	Williams Partners LP	3.900%	1/15/25	1,200	1,177
	Williams Partners LP	4.000%	9/15/25	1,100	1,082
	Williams Partners LP	3.750%	6/15/27	700	669
	Williams Partners LP	6.300%	4/15/40	475	545
	Williams Partners LP	5.800%	11/15/43	700	769
	Williams Partners LP	5.400%	3/4/44	300	313
	Williams Partners LP	4.900%	1/15/45	325	320
	Williams Partners LP	5.100%	9/15/45	1,850	1,875
	Williams Partners LP	4.850%	3/1/48	400	395

Other Industrial (0.0%)
California Institute of Technology GO	4.700%	11/1/11	950	1,021
CBRE Services Inc.	5.250%	3/15/25	275	294
CBRE Services Inc.	4.875%	3/1/26	625	656
Cintas Corp. No 2	2.900%	4/1/22	400	395
Cintas Corp. No 2	3.250%	6/1/22	150	149
Cintas Corp. No 2	3.700%	4/1/27	825	822
Fluor Corp.	3.375%	9/15/21	150	151
Fluor Corp.	3.500%	12/15/24	1,000	997
Howard Hughes Medical Institute Revenue	3.500%	9/1/23	725	736
7 Johns Hopkins University Maryland GO	4.083%	7/1/53	500	511
Massachusetts Institute of Technology GO	5.600%	7/1/11	435	570
Massachusetts Institute of Technology GO	4.678%	7/1/14	700	773
Massachusetts Institute of Technology GO	3.885%	7/1/16	350	321
7 Northwestern University Illinois GO	4.643%	12/1/44	350	407
7 Northwestern University Illinois GO	3.662%	12/1/57	200	194
President & Fellows of Harvard College
Massachusetts GO	3.619%	10/1/37	500	499
7 Rice University Texas GO	3.574%	5/15/45	750	733
Stanford University California GO	3.647%	5/1/48	800	797
7 University of Notre Dame du Lac Indiana GO	3.438%	2/15/45	900	877
University of Notre Dame du Lac Indiana GO	3.394%	2/15/48	325	315
University of Pennsylvania GO	4.674%	9/1/12	625	669
7 University of Southern California GO	3.028%	10/1/39	525	477
7 University of Southern California GO	3.841%	10/1/47	500	513
Yale University Connecticut GO	2.086%	4/15/19	150	150

Technology (0.9%)
Adobe Systems Inc.	4.750%	2/1/20	325	337
Adobe Systems Inc.	3.250%	2/1/25	900	894
Alphabet Inc.	3.625%	5/19/21	350	360
Alphabet Inc.	1.998%	8/15/26	1,500	1,365
Altera Corp.	4.100%	11/15/23	750	783
Amphenol Corp.	2.200%	4/1/20	250	246
Amphenol Corp.	3.125%	9/15/21	250	249
Amphenol Corp.	4.000%	2/1/22	75	76
Amphenol Corp.	3.200%	4/1/24	200	194
Analog Devices Inc.	2.850%	3/12/20	250	250
Analog Devices Inc.	2.500%	12/5/21	300	292
Analog Devices Inc.	2.875%	6/1/23	1,375	1,334
Analog Devices Inc.	3.125%	12/5/23	400	392
Analog Devices Inc.	3.900%	12/15/25	50	50
Analog Devices Inc.	3.500%	12/5/26	1,200	1,169
Apple Inc.	2.100%	5/6/19	1,875	1,870
Apple Inc.	1.100%	8/2/19	1,100	1,082
Apple Inc.	1.500%	9/12/19	775	766
Apple Inc.	1.800%	11/13/19	775	768
Apple Inc.	1.550%	2/7/20	1,550	1,522
Apple Inc.	1.900%	2/7/20	800	790
Apple Inc.	2.000%	5/6/20	700	692
Apple Inc.	1.800%	5/11/20	500	492
Apple Inc.	2.000%	11/13/20	950	933
Apple Inc.	2.250%	2/23/21	3,200	3,152
Apple Inc.	2.850%	5/6/21	2,125	2,125
Apple Inc.	1.550%	8/4/21	1,400	1,343
Apple Inc.	2.150%	2/9/22	1,500	1,457
Apple Inc.	2.500%	2/9/22	1,350	1,329

Apple Inc.	2.300%	5/11/22	1,000	974
Apple Inc.	2.700%	5/13/22	3,225	3,191
Apple Inc.	2.400%	1/13/23	725	703
Apple Inc.	2.850%	2/23/23	1,375	1,362
Apple Inc.	2.400%	5/3/23	4,615	4,463
Apple Inc.	3.000%	2/9/24	1,300	1,282
Apple Inc.	3.450%	5/6/24	930	936
Apple Inc.	2.850%	5/11/24	1,793	1,747
Apple Inc.	2.750%	1/13/25	1,175	1,128
Apple Inc.	2.500%	2/9/25	1,375	1,301
Apple Inc.	3.200%	5/13/25	1,300	1,283
Apple Inc.	3.250%	2/23/26	3,025	2,977
Apple Inc.	2.450%	8/4/26	1,750	1,619
Apple Inc.	3.350%	2/9/27	2,000	1,974
Apple Inc.	3.200%	5/11/27	1,700	1,660
Apple Inc.	2.900%	9/12/27	1,500	1,424
Apple Inc.	3.000%	11/13/27	1,175	1,124
Apple Inc.	4.500%	2/23/36	1,175	1,286
Apple Inc.	3.850%	5/4/43	2,050	2,014
Apple Inc.	4.450%	5/6/44	1,150	1,228
Apple Inc.	3.450%	2/9/45	1,650	1,514
Apple Inc.	4.375%	5/13/45	700	736
Apple Inc.	4.650%	2/23/46	4,750	5,215
Apple Inc.	3.850%	8/4/46	2,650	2,574
Apple Inc.	4.250%	2/9/47	850	880
Apple Inc.	3.750%	9/12/47	575	551
Apple Inc.	3.750%	11/13/47	1,025	983
Applied Materials Inc.	2.625%	10/1/20	550	547
Applied Materials Inc.	4.300%	6/15/21	1,185	1,230
Applied Materials Inc.	3.900%	10/1/25	550	565
Applied Materials Inc.	3.300%	4/1/27	500	491
Applied Materials Inc.	5.100%	10/1/35	425	488
Applied Materials Inc.	5.850%	6/15/41	150	188
Applied Materials Inc.	4.350%	4/1/47	1,050	1,114
Arrow Electronics Inc.	3.500%	4/1/22	325	321
Arrow Electronics Inc.	4.500%	3/1/23	400	411
Arrow Electronics Inc.	3.250%	9/8/24	400	383
Arrow Electronics Inc.	4.000%	4/1/25	400	394
Arrow Electronics Inc.	3.875%	1/12/28	250	240
Autodesk Inc.	3.125%	6/15/20	225	226
Autodesk Inc.	3.600%	12/15/22	100	100
Autodesk Inc.	4.375%	6/15/25	250	256
Autodesk Inc.	3.500%	6/15/27	375	358
Avnet Inc.	4.875%	12/1/22	400	415
Avnet Inc.	4.625%	4/15/26	850	850
Baidu Inc.	2.750%	6/9/19	400	399
Baidu Inc.	2.875%	7/6/22	1,050	1,018
Baidu Inc.	3.500%	11/28/22	1,500	1,491
Baidu Inc.	3.875%	9/29/23	800	800
Baidu Inc.	3.625%	7/6/27	575	548
Baidu Inc.	4.375%	3/29/28	400	402
Broadcom Corp. / Broadcom Cayman
Finance Ltd.	2.375%	1/15/20	2,100	2,071
Broadcom Corp. / Broadcom Cayman
Finance Ltd.	2.200%	1/15/21	575	558
Broadcom Corp. / Broadcom Cayman
Finance Ltd.	3.000%	1/15/22	2,800	2,744

	Broadcom Corp. / Broadcom Cayman
	Finance Ltd.	2.650%	1/15/23	2,450	2,333
	Broadcom Corp. / Broadcom Cayman
	Finance Ltd.	3.625%	1/15/24	2,100	2,062
	Broadcom Corp. / Broadcom Cayman
	Finance Ltd.	3.125%	1/15/25	1,025	965
	Broadcom Corp. / Broadcom Cayman
	Finance Ltd.	3.875%	1/15/27	4,175	4,042
	Broadcom Corp. / Broadcom Cayman
	Finance Ltd.	3.500%	1/15/28	1,105	1,038
	Broadridge Financial Solutions Inc.	3.950%	9/1/20	250	256
	Broadridge Financial Solutions Inc.	3.400%	6/27/26	320	307
	CA Inc.	5.375%	12/1/19	205	213
	CA Inc.	3.600%	8/1/20	800	806
	CA Inc.	3.600%	8/15/22	500	504
	CA Inc.	4.700%	3/15/27	300	305
	Cadence Design Systems Inc.	4.375%	10/15/24	125	129
	Cisco Systems Inc.	4.450%	1/15/20	2,775	2,862
	Cisco Systems Inc.	2.450%	6/15/20	1,000	994
	Cisco Systems Inc.	2.200%	2/28/21	3,025	2,970
	Cisco Systems Inc.	2.900%	3/4/21	225	226
	Cisco Systems Inc.	2.600%	2/28/23	250	244
	Cisco Systems Inc.	2.200%	9/20/23	500	476
	Cisco Systems Inc.	3.625%	3/4/24	900	919
	Cisco Systems Inc.	2.950%	2/28/26	550	531
	Cisco Systems Inc.	2.500%	9/20/26	1,150	1,073
	Cisco Systems Inc.	5.900%	2/15/39	1,575	2,046
	Cisco Systems Inc.	5.500%	1/15/40	1,680	2,095
	Citrix Systems Inc.	4.500%	12/1/27	750	742
	Corning Inc.	6.625%	5/15/19	50	52
	Corning Inc.	2.900%	5/15/22	625	613
	Corning Inc.	5.750%	8/15/40	365	436
	Corning Inc.	4.375%	11/15/57	850	789
10	Dell International LLC / EMC Corp.	5.450%	6/15/23	4,500	4,765
10	Diamond 1 Finance Corp. / Diamond 2
	Finance Corp.	3.480%	6/1/19	3,050	3,068
10	Diamond 1 Finance Corp. / Diamond 2
	Finance Corp.	4.420%	6/15/21	3,675	3,769
10	Diamond 1 Finance Corp. / Diamond 2
	Finance Corp.	6.020%	6/15/26	3,750	4,022
10	Diamond 1 Finance Corp. / Diamond 2
	Finance Corp.	8.100%	7/15/36	1,245	1,513
10	Diamond 1 Finance Corp. / Diamond 2
	Finance Corp.	8.350%	7/15/46	1,675	2,116
	DXC Technology Co.	2.875%	3/27/20	375	373
	DXC Technology Co.	4.250%	4/15/24	1,100	1,126
	DXC Technology Co.	4.750%	4/15/27	875	907
	Equifax Inc.	2.300%	6/1/21	875	848
	Fidelity National Information Services Inc.	3.625%	10/15/20	2,250	2,279
	Fidelity National Information Services Inc.	3.500%	4/15/23	530	528
	Fidelity National Information Services Inc.	3.875%	6/5/24	88	89
	Fidelity National Information Services Inc.	5.000%	10/15/25	417	445
	Fidelity National Information Services Inc.	3.000%	8/15/26	1,500	1,397
	Fidelity National Information Services Inc.	4.500%	8/15/46	425	422
	Fiserv Inc.	2.700%	6/1/20	700	697
	Fiserv Inc.	3.500%	10/1/22	1,100	1,105
	Fiserv Inc.	3.850%	6/1/25	700	707

	Flex Ltd.	4.625%	2/15/20	575	589
	Flex Ltd.	5.000%	2/15/23	500	525
	Flex Ltd.	4.750%	6/15/25	25	26
	Hewlett Packard Enterprise Co.	3.600%	10/15/20	2,525	2,549
	Hewlett Packard Enterprise Co.	4.400%	10/15/22	1,151	1,192
	Hewlett Packard Enterprise Co.	4.900%	10/15/25	2,050	2,127
	Hewlett Packard Enterprise Co.	6.200%	10/15/35	600	642
	Hewlett Packard Enterprise Co.	6.350%	10/15/45	1,500	1,596
	HP Inc.	3.750%	12/1/20	113	114
	HP Inc.	4.050%	9/15/22	151	155
	HP Inc.	6.000%	9/15/41	610	648
	IBM Credit LLC	1.800%	1/20/21	525	510
	IBM Credit LLC	2.650%	2/5/21	1,300	1,294
	IBM Credit LLC	2.200%	9/8/22	500	480
	IBM Credit LLC	3.000%	2/6/23	850	840
	Intel Corp.	1.850%	5/11/20	800	786
	Intel Corp.	2.450%	7/29/20	1,250	1,242
	Intel Corp.	1.700%	5/19/21	500	483
	Intel Corp.	3.300%	10/1/21	1,425	1,448
	Intel Corp.	2.350%	5/11/22	575	562
	Intel Corp.	3.100%	7/29/22	625	627
	Intel Corp.	2.700%	12/15/22	775	763
	Intel Corp.	2.875%	5/11/24	1,000	975
	Intel Corp.	3.700%	7/29/25	500	510
	Intel Corp.	2.600%	5/19/26	775	728
	Intel Corp.	3.150%	5/11/27	975	951
	Intel Corp.	4.000%	12/15/32	625	644
	Intel Corp.	4.800%	10/1/41	565	645
	Intel Corp.	4.100%	5/19/46	1,050	1,074
10	Intel Corp.	3.734%	12/8/47	3,373	3,262
	International Business Machines Corp.	1.800%	5/17/19	2,000	1,983
	International Business Machines Corp.	1.900%	1/27/20	1,500	1,478
	International Business Machines Corp.	1.625%	5/15/20	970	947
	International Business Machines Corp.	2.900%	11/1/21	200	200
	International Business Machines Corp.	2.500%	1/27/22	850	833
	International Business Machines Corp.	1.875%	8/1/22	2,550	2,421
	International Business Machines Corp.	2.875%	11/9/22	1,050	1,034
	International Business Machines Corp.	3.375%	8/1/23	600	603
	International Business Machines Corp.	3.625%	2/12/24	1,400	1,421
	International Business Machines Corp.	3.450%	2/19/26	1,100	1,096
	International Business Machines Corp.	3.300%	1/27/27	500	493
	International Business Machines Corp.	5.600%	11/30/39	1,114	1,376
	International Business Machines Corp.	4.000%	6/20/42	953	960
	International Business Machines Corp.	4.700%	2/19/46	1,000	1,122
	Jabil Inc.	5.625%	12/15/20	250	264
	Jabil Inc.	3.950%	1/12/28	425	409
	Juniper Networks Inc.	3.300%	6/15/20	475	475
	Juniper Networks Inc.	4.600%	3/15/21	360	372
	Juniper Networks Inc.	4.350%	6/15/25	250	251
	Juniper Networks Inc.	5.950%	3/15/41	150	156
	Keysight Technologies Inc.	3.300%	10/30/19	350	351
	Keysight Technologies Inc.	4.550%	10/30/24	325	336
	Keysight Technologies Inc.	4.600%	4/6/27	625	637
	KLA-Tencor Corp.	4.125%	11/1/21	2,000	2,048
	KLA-Tencor Corp.	4.650%	11/1/24	1,175	1,223
	Lam Research Corp.	2.750%	3/15/20	325	324
	Lam Research Corp.	2.800%	6/15/21	450	444

Lam Research Corp.	3.800%	3/15/25	425	428
Maxim Integrated Products Inc.	3.375%	3/15/23	50	49
Maxim Integrated Products Inc.	3.450%	6/15/27	1,050	1,019
Microsoft Corp.	4.200%	6/1/19	510	521
Microsoft Corp.	1.100%	8/8/19	1,775	1,745
Microsoft Corp.	1.850%	2/6/20	1,225	1,212
Microsoft Corp.	1.850%	2/12/20	1,100	1,089
Microsoft Corp.	3.000%	10/1/20	250	252
Microsoft Corp.	2.000%	11/3/20	2,075	2,040
Microsoft Corp.	1.550%	8/8/21	2,000	1,919
Microsoft Corp.	2.400%	2/6/22	1,500	1,473
Microsoft Corp.	2.375%	2/12/22	1,600	1,569
Microsoft Corp.	2.650%	11/3/22	2,625	2,591
Microsoft Corp.	2.125%	11/15/22	300	289
Microsoft Corp.	2.375%	5/1/23	250	242
Microsoft Corp.	2.000%	8/8/23	2,100	1,991
Microsoft Corp.	3.625%	12/15/23	750	770
Microsoft Corp.	2.875%	2/6/24	3,125	3,066
Microsoft Corp.	2.700%	2/12/25	1,075	1,040
Microsoft Corp.	3.125%	11/3/25	2,050	2,022
Microsoft Corp.	2.400%	8/8/26	3,625	3,363
Microsoft Corp.	3.300%	2/6/27	3,325	3,296
Microsoft Corp.	3.500%	2/12/35	1,325	1,300
Microsoft Corp.	4.200%	11/3/35	575	613
Microsoft Corp.	3.450%	8/8/36	2,550	2,482
Microsoft Corp.	4.100%	2/6/37	2,300	2,434
Microsoft Corp.	5.200%	6/1/39	229	275
Microsoft Corp.	4.500%	10/1/40	150	166
Microsoft Corp.	5.300%	2/8/41	600	734
Microsoft Corp.	3.500%	11/15/42	850	811
Microsoft Corp.	3.750%	5/1/43	410	405
Microsoft Corp.	4.875%	12/15/43	600	695
Microsoft Corp.	3.750%	2/12/45	1,400	1,388
Microsoft Corp.	4.450%	11/3/45	2,825	3,112
Microsoft Corp.	3.700%	8/8/46	3,725	3,667
Microsoft Corp.	4.250%	2/6/47	2,550	2,731
Microsoft Corp.	4.000%	2/12/55	2,400	2,414
Microsoft Corp.	4.750%	11/3/55	700	797
Microsoft Corp.	3.950%	8/8/56	1,650	1,628
Microsoft Corp.	4.500%	2/6/57	1,775	1,949
Motorola Solutions Inc.	3.750%	5/15/22	600	599
Motorola Solutions Inc.	3.500%	3/1/23	1,200	1,178
Motorola Solutions Inc.	4.000%	9/1/24	500	497
Motorola Solutions Inc.	4.600%	2/23/28	650	654
Motorola Solutions Inc.	5.500%	9/1/44	300	301
NetApp Inc.	2.000%	9/27/19	300	296
NetApp Inc.	3.375%	6/15/21	900	899
NetApp Inc.	3.300%	9/29/24	300	291
NVIDIA Corp.	2.200%	9/16/21	815	795
NVIDIA Corp.	3.200%	9/16/26	964	929
Oracle Corp.	5.000%	7/8/19	1,175	1,213
Oracle Corp.	2.250%	10/8/19	2,850	2,835
Oracle Corp.	1.900%	9/15/21	5,400	5,213
Oracle Corp.	2.500%	5/15/22	2,587	2,520
Oracle Corp.	2.500%	10/15/22	1,700	1,656
Oracle Corp.	2.400%	9/15/23	1,720	1,646
Oracle Corp.	3.400%	7/8/24	2,425	2,424

	Oracle Corp.	2.950%	11/15/24	2,010	1,952
	Oracle Corp.	2.950%	5/15/25	1,750	1,693
	Oracle Corp.	2.650%	7/15/26	2,450	2,286
	Oracle Corp.	3.250%	11/15/27	2,445	2,383
	Oracle Corp.	3.250%	5/15/30	275	265
	Oracle Corp.	4.300%	7/8/34	1,475	1,546
	Oracle Corp.	3.900%	5/15/35	1,375	1,368
	Oracle Corp.	3.850%	7/15/36	1,750	1,730
	Oracle Corp.	3.800%	11/15/37	1,425	1,398
	Oracle Corp.	6.500%	4/15/38	625	829
	Oracle Corp.	6.125%	7/8/39	645	832
	Oracle Corp.	5.375%	7/15/40	1,900	2,258
	Oracle Corp.	4.500%	7/8/44	850	904
	Oracle Corp.	4.125%	5/15/45	1,825	1,832
	Oracle Corp.	4.000%	7/15/46	2,350	2,307
	Oracle Corp.	4.000%	11/15/47	1,850	1,822
	Oracle Corp.	4.375%	5/15/55	1,050	1,088
	Pitney Bowes Inc.	3.625%	10/1/21	1,050	1,001
	Pitney Bowes Inc.	4.700%	4/1/23	705	662
	QUALCOMM Inc.	1.850%	5/20/19	1,150	1,141
	QUALCOMM Inc.	2.100%	5/20/20	1,200	1,186
	QUALCOMM Inc.	2.250%	5/20/20	1,000	985
	QUALCOMM Inc.	3.000%	5/20/22	1,275	1,256
	QUALCOMM Inc.	2.600%	1/30/23	1,250	1,194
	QUALCOMM Inc.	2.900%	5/20/24	1,475	1,410
	QUALCOMM Inc.	3.450%	5/20/25	1,500	1,463
	QUALCOMM Inc.	3.250%	5/20/27	2,025	1,924
	QUALCOMM Inc.	4.650%	5/20/35	835	865
	QUALCOMM Inc.	4.800%	5/20/45	1,200	1,248
	QUALCOMM Inc.	4.300%	5/20/47	1,250	1,202
10	Seagate HDD Cayman	4.250%	3/1/22	500	494
	Seagate HDD Cayman	4.750%	6/1/23	1,500	1,500
10	Seagate HDD Cayman	4.875%	3/1/24	375	370
	Seagate HDD Cayman	4.750%	1/1/25	975	948
	Seagate HDD Cayman	4.875%	6/1/27	465	439
	Seagate HDD Cayman	5.750%	12/1/34	100	95
	Tech Data Corp.	3.700%	2/15/22	425	419
	Tech Data Corp.	4.950%	2/15/27	400	402
	Texas Instruments Inc.	1.650%	8/3/19	1,000	988
	Texas Instruments Inc.	2.750%	3/12/21	250	249
	Texas Instruments Inc.	1.850%	5/15/22	500	478
	Texas Instruments Inc.	2.625%	5/15/24	225	217
	Texas Instruments Inc.	2.900%	11/3/27	400	379
	Total System Services Inc.	3.800%	4/1/21	725	732
	Total System Services Inc.	3.750%	6/1/23	500	498
	Total System Services Inc.	4.800%	4/1/26	1,175	1,227
	Trimble Navigation Ltd.	4.750%	12/1/24	225	236
	Tyco Electronics Group SA	2.350%	8/1/19	200	198
	Tyco Electronics Group SA	3.500%	2/3/22	725	732
	Tyco Electronics Group SA	3.450%	8/1/24	425	424
	Tyco Electronics Group SA	3.125%	8/15/27	450	431
	Tyco Electronics Group SA	7.125%	10/1/37	700	967
	Verisk Analytics Inc.	5.800%	5/1/21	325	349
	Verisk Analytics Inc.	4.125%	9/12/22	1,300	1,338
	Verisk Analytics Inc.	4.000%	6/15/25	750	751
	Verisk Analytics Inc.	5.500%	6/15/45	350	385
	VMware Inc.	2.300%	8/21/20	1,230	1,197

VMware Inc.	2.950%	8/21/22	1,200	1,154
VMware Inc.	3.900%	8/21/27	1,025	974
Xerox Corp.	5.625%	12/15/19	650	674
Xerox Corp.	2.800%	5/15/20	300	297
Xerox Corp.	4.070%	3/17/22	445	444
Xerox Corp.	3.625%	3/15/23	800	781
Xilinx Inc.	3.000%	3/15/21	1,300	1,292
Xilinx Inc.	2.950%	6/1/24	25	24

Transportation (0.3%)
7 American Airlines 2013-1 Class A Pass
Through Trust	4.000%	1/15/27	209	211
7 American Airlines 2013-2 Class A Pass
Through Trust	4.950%	7/15/24	855	888
7 American Airlines 2014-1 Class A Pass
Through Trust	3.700%	4/1/28	415	410
7 American Airlines 2015-1 Class A Pass
Through Trust	3.375%	11/1/28	791	765
7 American Airlines 2015-1 Class B Pass
Through Trust	3.700%	11/1/24	115	113
7 American Airlines 2015-2 Class AA Pass
Through Trust	3.600%	9/22/27	258	255
7 American Airlines 2016-1 Class A Pass
Through Trust	4.100%	1/15/28	209	210
7 American Airlines 2016-1 Class AA Pass
Through Trust	3.575%	1/15/28	464	457
7 American Airlines 2016-2 Class AA Pass
Through Trust	3.200%	12/15/29	948	911
7 American Airlines 2016-3 Class A Pass
Through Trust	3.250%	4/15/30	146	139
7 American Airlines 2016-3 Class AA Pass
Through Trust	3.000%	10/15/28	219	207
7 American Airlines 2017-1 Class AA Pass
Through Trust	3.650%	8/15/30	481	475
7 American Airlines 2017-1B Class B Pass
Through Trust	4.950%	2/15/25	70	72
7 American Airlines 2017-2 Class AA Pass
Through Trust	3.350%	10/15/29	400	385
7 BNSF Funding Trust I	6.613%	12/15/55	325	363
Burlington Northern Santa Fe LLC	3.600%	9/1/20	275	279
Burlington Northern Santa Fe LLC	4.100%	6/1/21	410	423
Burlington Northern Santa Fe LLC	3.450%	9/15/21	410	415
Burlington Northern Santa Fe LLC	3.050%	3/15/22	425	425
Burlington Northern Santa Fe LLC	3.050%	9/1/22	400	400
Burlington Northern Santa Fe LLC	3.000%	3/15/23	625	620
Burlington Northern Santa Fe LLC	3.850%	9/1/23	325	334
Burlington Northern Santa Fe LLC	3.750%	4/1/24	400	407
Burlington Northern Santa Fe LLC	3.400%	9/1/24	400	400
Burlington Northern Santa Fe LLC	3.000%	4/1/25	250	243
Burlington Northern Santa Fe LLC	3.650%	9/1/25	1,050	1,061
Burlington Northern Santa Fe LLC	7.000%	12/15/25	700	856
Burlington Northern Santa Fe LLC	3.250%	6/15/27	675	664
Burlington Northern Santa Fe LLC	6.200%	8/15/36	125	160
Burlington Northern Santa Fe LLC	6.150%	5/1/37	400	509
Burlington Northern Santa Fe LLC	5.750%	5/1/40	625	768
Burlington Northern Santa Fe LLC	5.050%	3/1/41	375	424
Burlington Northern Santa Fe LLC	5.400%	6/1/41	925	1,100

Burlington Northern Santa Fe LLC	4.950%	9/15/41	200	223
Burlington Northern Santa Fe LLC	4.400%	3/15/42	575	603
Burlington Northern Santa Fe LLC	4.375%	9/1/42	500	523
Burlington Northern Santa Fe LLC	4.450%	3/15/43	850	893
Burlington Northern Santa Fe LLC	5.150%	9/1/43	500	575
Burlington Northern Santa Fe LLC	4.900%	4/1/44	800	894
Burlington Northern Santa Fe LLC	4.550%	9/1/44	600	644
Burlington Northern Santa Fe LLC	4.150%	4/1/45	300	306
Burlington Northern Santa Fe LLC	4.700%	9/1/45	300	329
Burlington Northern Santa Fe LLC	3.900%	8/1/46	550	540
Burlington Northern Santa Fe LLC	4.125%	6/15/47	850	873
Burlington Northern Santa Fe LLC	4.050%	6/15/48	850	852
Canadian National Railway Co.	2.400%	2/3/20	400	399
Canadian National Railway Co.	2.850%	12/15/21	525	523
Canadian National Railway Co.	2.750%	3/1/26	750	714
Canadian National Railway Co.	6.250%	8/1/34	350	451
Canadian National Railway Co.	6.200%	6/1/36	350	452
Canadian National Railway Co.	6.375%	11/15/37	350	468
Canadian National Railway Co.	3.650%	2/3/48	650	624
Canadian Pacific Railway Co.	4.500%	1/15/22	2,366	2,461
Canadian Pacific Railway Co.	4.450%	3/15/23	3,930	4,094
Canadian Pacific Railway Co.	2.900%	2/1/25	100	96
Canadian Pacific Railway Co.	7.125%	10/15/31	225	293
Canadian Pacific Railway Co.	5.750%	3/15/33	425	486
Canadian Pacific Railway Co.	5.950%	5/15/37	775	962
Canadian Pacific Railway Co.	5.750%	1/15/42	110	134
Canadian Pacific Railway Co.	4.800%	8/1/45	200	224
Canadian Pacific Railway Co.	6.125%	9/15/15	230	288
7 Continental Airlines 2009-2 Class A Pass
Through Trust	7.250%	5/10/21	819	865
7 Continental Airlines 2012-1 Class A Pass
Through Trust	4.150%	10/11/25	701	711
7 Continental Airlines 2012-2 Class A Pass
Through Trust	4.000%	4/29/26	359	362
CSX Corp.	3.700%	10/30/20	205	209
CSX Corp.	4.250%	6/1/21	900	928
CSX Corp.	3.350%	11/1/25	400	390
CSX Corp.	3.250%	6/1/27	1,500	1,429
CSX Corp.	3.800%	3/1/28	1,000	994
CSX Corp.	6.220%	4/30/40	174	218
CSX Corp.	5.500%	4/15/41	425	489
CSX Corp.	4.750%	5/30/42	1,310	1,391
CSX Corp.	4.400%	3/1/43	93	93
CSX Corp.	4.100%	3/15/44	800	771
CSX Corp.	4.300%	3/1/48	1,000	994
CSX Corp.	3.950%	5/1/50	650	597
CSX Corp.	4.250%	11/1/66	500	450
CSX Corp.	4.650%	3/1/68	500	487
7 Delta Air Lines 2007-1 Class A Pass
Through Trust	6.821%	2/10/24	280	310
7 Delta Air Lines 2009-1 Class A Pass
Through Trust	7.750%	6/17/21	61	64
7 Delta Air Lines 2010-2 Class A Pass
Through Trust	4.950%	11/23/20	37	37
7 Delta Air Lines 2012-1 Class A Pass
Through Trust	4.750%	11/7/21	41	42

7	Delta Air Lines 2015-1 Class AA Pass
	Through Trust	3.625%	7/30/27	335	331
	Delta Air Lines Inc.	2.875%	3/13/20	750	745
	Delta Air Lines Inc.	2.600%	12/4/20	300	294
	Delta Air Lines Inc.	3.625%	3/15/22	750	746
	FedEx Corp.	2.625%	8/1/22	1,950	1,905
	FedEx Corp.	4.000%	1/15/24	450	465
	FedEx Corp.	3.250%	4/1/26	500	484
	FedEx Corp.	3.300%	3/15/27	350	339
	FedEx Corp.	3.400%	2/15/28	1,000	963
	FedEx Corp.	3.900%	2/1/35	200	193
	FedEx Corp.	3.875%	8/1/42	200	184
	FedEx Corp.	4.100%	4/15/43	300	288
	FedEx Corp.	5.100%	1/15/44	600	652
	FedEx Corp.	4.750%	11/15/45	975	1,005
	FedEx Corp.	4.550%	4/1/46	550	553
	FedEx Corp.	4.400%	1/15/47	800	788
	FedEx Corp.	4.050%	2/15/48	1,700	1,582
	FedEx Corp.	4.500%	2/1/65	150	138
	JB Hunt Transport Services Inc.	3.300%	8/15/22	400	397
	Kansas City Southern	3.000%	5/15/23	500	485
	Kansas City Southern	4.300%	5/15/43	250	245
	Kansas City Southern	4.950%	8/15/45	400	434
	Kirby Corp.	4.200%	3/1/28	400	400
7	Latam Airlines 2015-1 Pass Through Trust A	4.200%	8/15/29	221	219
	Norfolk Southern Corp.	5.900%	6/15/19	335	347
	Norfolk Southern Corp.	3.250%	12/1/21	325	326
	Norfolk Southern Corp.	3.000%	4/1/22	1,875	1,864
	Norfolk Southern Corp.	2.903%	2/15/23	780	769
	Norfolk Southern Corp.	5.590%	5/17/25	164	180
	Norfolk Southern Corp.	7.800%	5/15/27	100	129
	Norfolk Southern Corp.	4.837%	10/1/41	565	614
	Norfolk Southern Corp.	3.950%	10/1/42	425	411
	Norfolk Southern Corp.	4.450%	6/15/45	275	284
	Norfolk Southern Corp.	4.650%	1/15/46	200	212
10	Norfolk Southern Corp.	4.050%	8/15/52	1,723	1,657
	Norfolk Southern Corp.	6.000%	3/15/05	160	184
	Norfolk Southern Railway Co.	9.750%	6/15/20	116	133
7	Northwest Airlines 2007-1 Class A Pass
	Through Trust	7.027%	5/1/21	152	160
	Ryder System Inc.	2.550%	6/1/19	800	798
	Ryder System Inc.	2.500%	5/11/20	200	198
	Ryder System Inc.	2.875%	9/1/20	125	124
	Ryder System Inc.	2.250%	9/1/21	100	97
	Ryder System Inc.	3.400%	3/1/23	350	349
	Southwest Airlines Co.	2.750%	11/6/19	25	25
	Southwest Airlines Co.	2.650%	11/5/20	540	535
	Southwest Airlines Co.	2.750%	11/16/22	100	98
	Southwest Airlines Co.	3.000%	11/15/26	400	377
	Southwest Airlines Co.	3.450%	11/16/27	150	146
7	Southwest Airlines Co. 2007-1 Pass Through
	Trust	6.150%	2/1/24	84	89
7	Spirit Airlines Class A Pass Through
	Certificates Series 2015-1	4.100%	10/1/29	291	293
	Trinity Industries Inc.	4.550%	10/1/24	225	224
	Union Pacific Corp.	1.800%	2/1/20	450	442
	Union Pacific Corp.	2.250%	6/19/20	300	296

	Union Pacific Corp.	4.163%	7/15/22	100	104
	Union Pacific Corp.	2.950%	1/15/23	650	645
	Union Pacific Corp.	2.750%	4/15/23	200	195
	Union Pacific Corp.	3.250%	1/15/25	400	397
	Union Pacific Corp.	3.250%	8/15/25	900	889
	Union Pacific Corp.	2.750%	3/1/26	350	334
	Union Pacific Corp.	3.000%	4/15/27	1,750	1,688
	Union Pacific Corp.	3.375%	2/1/35	900	848
	Union Pacific Corp.	3.600%	9/15/37	708	680
	Union Pacific Corp.	4.250%	4/15/43	400	407
	Union Pacific Corp.	4.821%	2/1/44	250	280
	Union Pacific Corp.	4.150%	1/15/45	400	406
	Union Pacific Corp.	4.050%	11/15/45	250	251
	Union Pacific Corp.	4.000%	4/15/47	550	550
	Union Pacific Corp.	3.799%	10/1/51	1,082	1,029
	Union Pacific Corp.	3.875%	2/1/55	400	377
	Union Pacific Corp.	4.375%	11/15/65	800	798
	Union Pacific Corp.	4.100%	9/15/67	350	333
7	United Airlines 2013-1 Class A Pass Through
	Trust	4.300%	2/15/27	579	590
7	United Airlines 2014-1 Class A Pass Through
	Trust	4.000%	10/11/27	645	650
7	United Airlines 2015-1 Class A Pass Through
	Trust	3.700%	6/1/24	200	199
7	United Airlines 2015-1 Class AA Pass
	Through Trust	3.450%	12/1/27	255	250
7	United Airlines 2016-1 Class A Pass Through
	Trust	3.450%	1/7/30	389	378
7	United Airlines 2016-1 Class AA Pass
	Through Trust	3.100%	7/7/28	2,483	2,405
	United Parcel Service Inc.	5.125%	4/1/19	175	179
	United Parcel Service Inc.	3.125%	1/15/21	990	997
	United Parcel Service Inc.	2.050%	4/1/21	500	488
	United Parcel Service Inc.	2.450%	10/1/22	800	777
	United Parcel Service Inc.	2.500%	4/1/23	900	873
	United Parcel Service Inc.	2.800%	11/15/24	800	770
	United Parcel Service Inc.	2.400%	11/15/26	2,075	1,903
	United Parcel Service Inc.	3.050%	11/15/27	2,250	2,159
	United Parcel Service Inc.	6.200%	1/15/38	820	1,064
	United Parcel Service Inc.	4.875%	11/15/40	350	393
	United Parcel Service Inc.	3.625%	10/1/42	675	646
	United Parcel Service Inc.	3.400%	11/15/46	340	308
	United Parcel Service Inc.	3.750%	11/15/47	1,000	960
7	US Airways 2012-2 Class A Pass Through
	Trust	4.625%	12/3/26	54	55
7	US Airways 2013-1 Class A Pass Through
	Trust	3.950%	5/15/27	155	155
					2,549,061
Utilities (0.8%)
	Electric (0.7%)
	AEP Texas Inc.	2.400%	10/1/22	300	288
	AEP Texas Inc.	3.800%	10/1/47	250	237
	AEP Transmission Co. LLC	3.100%	12/1/26	200	192
	AEP Transmission Co. LLC	4.000%	12/1/46	200	199
10	AEP Transmission Co. LLC	3.750%	12/1/47	400	380
	Alabama Power Co.	2.450%	3/30/22	975	951
	Alabama Power Co.	3.550%	12/1/23	700	708

	Alabama Power Co.	6.000%	3/1/39	100	126
	Alabama Power Co.	3.850%	12/1/42	125	123
	Alabama Power Co.	4.150%	8/15/44	300	307
	Alabama Power Co.	3.750%	3/1/45	850	822
	Alabama Power Co.	4.300%	1/2/46	300	317
	Alabama Power Co.	3.700%	12/1/47	325	309
	Ameren Corp.	2.700%	11/15/20	825	815
	Ameren Corp.	3.650%	2/15/26	440	430
	Ameren Illinois Co.	2.700%	9/1/22	250	245
	Ameren Illinois Co.	3.250%	3/1/25	275	272
	Ameren Illinois Co.	4.150%	3/15/46	475	488
	Ameren Illinois Co.	3.700%	12/1/47	475	456
	American Electric Power Co. Inc.	2.150%	11/13/20	250	245
	American Electric Power Co. Inc.	3.200%	11/13/27	400	381
	Appalachian Power Co.	3.400%	6/1/25	400	394
	Appalachian Power Co.	7.000%	4/1/38	260	355
	Appalachian Power Co.	4.400%	5/15/44	825	858
	Arizona Public Service Co.	3.150%	5/15/25	500	492
	Arizona Public Service Co.	2.950%	9/15/27	300	285
	Arizona Public Service Co.	5.050%	9/1/41	575	658
	Arizona Public Service Co.	4.500%	4/1/42	325	351
	Arizona Public Service Co.	4.350%	11/15/45	50	53
	Arizona Public Service Co.	3.750%	5/15/46	650	626
	Avangrid Inc.	3.150%	12/1/24	545	528
	Baltimore Gas & Electric Co.	3.350%	7/1/23	900	901
	Baltimore Gas & Electric Co.	2.400%	8/15/26	225	206
	Baltimore Gas & Electric Co.	3.500%	8/15/46	700	637
	Baltimore Gas & Electric Co.	3.750%	8/15/47	250	239
	Berkshire Hathaway Energy Co.	2.400%	2/1/20	200	199
10	Berkshire Hathaway Energy Co.	2.375%	1/15/21	1,250	1,227
10	Berkshire Hathaway Energy Co.	2.800%	1/15/23	900	881
	Berkshire Hathaway Energy Co.	3.750%	11/15/23	500	508
	Berkshire Hathaway Energy Co.	3.500%	2/1/25	1,000	993
10	Berkshire Hathaway Energy Co.	3.250%	4/15/28	775	747
	Berkshire Hathaway Energy Co.	6.125%	4/1/36	1,325	1,685
	Berkshire Hathaway Energy Co.	5.950%	5/15/37	1,225	1,521
	Berkshire Hathaway Energy Co.	6.500%	9/15/37	170	224
	Berkshire Hathaway Energy Co.	5.150%	11/15/43	475	544
	Berkshire Hathaway Energy Co.	4.500%	2/1/45	575	612
10	Berkshire Hathaway Energy Co.	3.800%	7/15/48	650	619
	Black Hills Corp.	3.950%	1/15/26	250	252
	Black Hills Corp.	3.150%	1/15/27	325	305
	Black Hills Corp.	4.200%	9/15/46	375	365
	CenterPoint Energy Houston Electric LLC	1.850%	6/1/21	1,625	1,567
	CenterPoint Energy Houston Electric LLC	2.250%	8/1/22	250	240
	CenterPoint Energy Houston Electric LLC	2.400%	9/1/26	150	138
	CenterPoint Energy Houston Electric LLC	3.000%	2/1/27	200	191
	CenterPoint Energy Houston Electric LLC	3.550%	8/1/42	700	664
	CenterPoint Energy Houston Electric LLC	3.950%	3/1/48	325	328
	CenterPoint Energy Inc.	2.500%	9/1/22	400	388
	Cleco Corporate Holdings LLC	3.743%	5/1/26	700	666
	Cleco Corporate Holdings LLC	4.973%	5/1/46	275	281
	Cleveland Electric Illuminating Co.	5.500%	8/15/24	1,775	1,973
	Cleveland Electric Illuminating Co.	5.950%	12/15/36	325	392
	CMS Energy Corp.	8.750%	6/15/19	150	160
	CMS Energy Corp.	6.250%	2/1/20	600	632
	CMS Energy Corp.	5.050%	3/15/22	500	527

CMS Energy Corp.	3.450%	8/15/27	275	266
CMS Energy Corp.	4.875%	3/1/44	275	301
Commonwealth Edison Co.	3.400%	9/1/21	250	253
Commonwealth Edison Co.	2.950%	8/15/27	275	263
Commonwealth Edison Co.	5.900%	3/15/36	500	629
Commonwealth Edison Co.	6.450%	1/15/38	1,030	1,374
Commonwealth Edison Co.	4.600%	8/15/43	550	608
Commonwealth Edison Co.	4.700%	1/15/44	900	993
Commonwealth Edison Co.	3.700%	3/1/45	1,500	1,422
Commonwealth Edison Co.	3.650%	6/15/46	200	189
Commonwealth Edison Co.	3.750%	8/15/47	500	478
Commonwealth Edison Co.	4.000%	3/1/48	275	277
Connecticut Light & Power Co.	2.500%	1/15/23	2,950	2,853
Connecticut Light & Power Co.	3.200%	3/15/27	250	244
Connecticut Light & Power Co.	4.300%	4/15/44	1,200	1,270
Connecticut Light & Power Co.	4.150%	6/1/45	75	77
Connecticut Light & Power Co.	4.000%	4/1/48	425	434
Consolidated Edison Co. of New York Inc.	6.650%	4/1/19	1,225	1,272
Consolidated Edison Co. of New York Inc.	4.450%	6/15/20	850	877
Consolidated Edison Co. of New York Inc.	3.125%	11/15/27	275	268
Consolidated Edison Co. of New York Inc.	5.300%	3/1/35	300	351
Consolidated Edison Co. of New York Inc.	5.850%	3/15/36	860	1,060
Consolidated Edison Co. of New York Inc.	6.200%	6/15/36	300	378
Consolidated Edison Co. of New York Inc.	6.750%	4/1/38	400	546
Consolidated Edison Co. of New York Inc.	3.950%	3/1/43	550	542
Consolidated Edison Co. of New York Inc.	4.450%	3/15/44	1,530	1,610
Consolidated Edison Co. of New York Inc.	4.500%	12/1/45	375	400
Consolidated Edison Co. of New York Inc.	3.850%	6/15/46	340	329
Consolidated Edison Co. of New York Inc.	3.875%	6/15/47	375	367
Consolidated Edison Co. of New York Inc.	4.300%	12/1/56	75	77
Consolidated Edison Co. of New York Inc.	4.000%	11/15/57	275	266
Consolidated Edison Inc.	2.000%	3/15/20	350	344
Consolidated Edison Inc.	2.000%	5/15/21	300	289
Constellation Energy Group Inc.	5.150%	12/1/20	495	516
Consumers Energy Co.	6.700%	9/15/19	300	317
Consumers Energy Co.	2.850%	5/15/22	250	247
Consumers Energy Co.	3.375%	8/15/23	225	225
Consumers Energy Co.	3.250%	8/15/46	550	487
Consumers Energy Co.	3.950%	7/15/47	500	503
Delmarva Power & Light Co.	3.500%	11/15/23	125	126
Delmarva Power & Light Co.	4.150%	5/15/45	600	611
Dominion Energy Inc.	2.500%	12/1/19	400	397
Dominion Energy Inc.	2.579%	7/1/20	500	494
Dominion Energy Inc.	4.450%	3/15/21	125	129
Dominion Energy Inc.	2.750%	1/15/22	350	341
Dominion Energy Inc.	2.750%	9/15/22	100	97
Dominion Energy Inc.	3.625%	12/1/24	800	793
Dominion Energy Inc.	3.900%	10/1/25	425	424
Dominion Energy Inc.	6.300%	3/15/33	500	610
Dominion Energy Inc.	5.250%	8/1/33	200	226
Dominion Energy Inc.	7.000%	6/15/38	300	396
Dominion Energy Inc.	4.900%	8/1/41	790	848
Dominion Energy Inc.	4.050%	9/15/42	325	312
Dominion Energy Inc.	4.700%	12/1/44	375	394
7 Dominion Energy Inc.	5.750%	10/1/54	375	397
DTE Electric Co.	3.450%	10/1/20	410	415
DTE Electric Co.	3.375%	3/1/25	150	150

DTE Electric Co.	4.000%	4/1/43	300	303
DTE Electric Co.	4.300%	7/1/44	300	319
DTE Electric Co.	3.700%	3/15/45	200	193
DTE Electric Co.	3.700%	6/1/46	750	720
DTE Electric Co.	3.750%	8/15/47	450	439
DTE Energy Co.	1.500%	10/1/19	525	515
DTE Energy Co.	2.400%	12/1/19	350	348
DTE Energy Co.	3.500%	6/1/24	525	518
DTE Energy Co.	2.850%	10/1/26	1,425	1,308
DTE Energy Co.	3.800%	3/15/27	500	497
DTE Energy Co.	6.375%	4/15/33	100	123
Duke Energy Carolinas LLC	4.300%	6/15/20	500	515
Duke Energy Carolinas LLC	3.900%	6/15/21	980	1,003
Duke Energy Carolinas LLC	3.050%	3/15/23	400	398
Duke Energy Carolinas LLC	2.950%	12/1/26	850	818
Duke Energy Carolinas LLC	6.000%	12/1/28	300	358
Duke Energy Carolinas LLC	6.100%	6/1/37	425	541
Duke Energy Carolinas LLC	6.000%	1/15/38	325	414
Duke Energy Carolinas LLC	6.050%	4/15/38	25	32
Duke Energy Carolinas LLC	5.300%	2/15/40	710	843
Duke Energy Carolinas LLC	4.250%	12/15/41	800	834
Duke Energy Carolinas LLC	4.000%	9/30/42	425	426
Duke Energy Carolinas LLC	3.875%	3/15/46	1,250	1,228
Duke Energy Carolinas LLC	3.700%	12/1/47	425	406
Duke Energy Carolinas LLC	3.950%	3/15/48	400	403
Duke Energy Corp.	5.050%	9/15/19	425	439
Duke Energy Corp.	2.400%	8/15/22	1,000	960
Duke Energy Corp.	3.050%	8/15/22	300	296
Duke Energy Corp.	3.950%	10/15/23	225	229
Duke Energy Corp.	3.750%	4/15/24	475	475
Duke Energy Corp.	2.650%	9/1/26	220	200
Duke Energy Corp.	3.150%	8/15/27	800	752
Duke Energy Corp.	4.800%	12/15/45	700	753
Duke Energy Corp.	3.750%	9/1/46	686	622
Duke Energy Corp.	3.950%	8/15/47	500	467
Duke Energy Florida LLC	3.200%	1/15/27	450	440
Duke Energy Florida LLC	6.350%	9/15/37	525	700
Duke Energy Florida LLC	6.400%	6/15/38	600	801
Duke Energy Florida LLC	3.400%	10/1/46	400	362
7 Duke Energy Florida Project Finance LLC	1.196%	3/1/22	101	99
7 Duke Energy Florida Project Finance LLC	1.731%	9/1/22	200	193
7 Duke Energy Florida Project Finance LLC	2.538%	9/1/29	400	377
7 Duke Energy Florida Project Finance LLC	2.858%	3/1/33	200	181
7 Duke Energy Florida Project Finance LLC	3.112%	9/1/36	325	302
Duke Energy Indiana LLC	3.750%	7/15/20	185	189
Duke Energy Indiana LLC	6.120%	10/15/35	1,475	1,858
Duke Energy Indiana LLC	4.900%	7/15/43	250	282
Duke Energy Indiana LLC	3.750%	5/15/46	1,100	1,056
Duke Energy Ohio Inc.	3.700%	6/15/46	1,225	1,180
Duke Energy Progress Llc	3.000%	9/15/21	750	749
Duke Energy Progress Llc	2.800%	5/15/22	350	347
Duke Energy Progress LLC	3.250%	8/15/25	1,725	1,710
Duke Energy Progress LLC	4.375%	3/30/44	525	556
Duke Energy Progress LLC	4.150%	12/1/44	425	435
Duke Energy Progress LLC	4.200%	8/15/45	525	542
Duke Energy Progress LLC	3.700%	10/15/46	175	166
Edison International	2.125%	4/15/20	975	956

Edison International	2.400%	9/15/22	150	145
Edison International	2.950%	3/15/23	950	917
Edison International	4.125%	3/15/28	400	402
El Paso Electric Co.	6.000%	5/15/35	175	205
El Paso Electric Co.	5.000%	12/1/44	250	258
Emera US Finance LP	2.150%	6/15/19	150	149
Emera US Finance LP	2.700%	6/15/21	625	611
Emera US Finance LP	3.550%	6/15/26	625	599
Emera US Finance LP	4.750%	6/15/46	1,825	1,824
Enel Americas SA	4.000%	10/25/26	200	194
Entergy Arkansas Inc.	3.750%	2/15/21	1,250	1,274
Entergy Arkansas Inc.	3.500%	4/1/26	150	150
Entergy Corp.	4.000%	7/15/22	550	559
Entergy Corp.	2.950%	9/1/26	575	535
Entergy Gulf States Louisiana LLC	5.590%	10/1/24	1,500	1,684
Entergy Louisiana LLC	5.400%	11/1/24	175	193
Entergy Louisiana LLC	2.400%	10/1/26	500	458
Entergy Louisiana LLC	3.120%	9/1/27	350	337
Entergy Louisiana LLC	3.250%	4/1/28	300	290
Entergy Louisiana LLC	3.050%	6/1/31	1,025	957
Entergy Louisiana LLC	4.000%	3/15/33	625	635
Entergy Louisiana LLC	4.950%	1/15/45	400	409
Entergy Mississippi Inc.	2.850%	6/1/28	750	701
Eversource Energy	4.500%	11/15/19	357	366
Eversource Energy	2.750%	3/15/22	350	342
Eversource Energy	2.900%	10/1/24	275	264
Eversource Energy	3.300%	1/15/28	200	192
Exelon Corp.	2.850%	6/15/20	225	223
Exelon Corp.	2.450%	4/15/21	250	243
Exelon Corp.	3.497%	6/1/22	500	495
Exelon Corp.	3.950%	6/15/25	600	601
Exelon Corp.	3.400%	4/15/26	1,500	1,443
Exelon Corp.	4.950%	6/15/35	800	870
Exelon Corp.	5.625%	6/15/35	415	494
Exelon Corp.	5.100%	6/15/45	200	222
Exelon Corp.	4.450%	4/15/46	500	511
Exelon Generation Co. LLC	2.950%	1/15/20	1,000	996
Exelon Generation Co. LLC	4.000%	10/1/20	575	585
Exelon Generation Co. LLC	3.400%	3/15/22	1,050	1,046
Exelon Generation Co. LLC	4.250%	6/15/22	400	412
Exelon Generation Co. LLC	5.750%	10/1/41	300	308
Exelon Generation Co. LLC	5.600%	6/15/42	1,171	1,204
FirstEnergy Corp.	2.850%	7/15/22	450	436
FirstEnergy Corp.	4.250%	3/15/23	200	204
FirstEnergy Corp.	3.900%	7/15/27	1,450	1,421
FirstEnergy Corp.	7.375%	11/15/31	1,325	1,741
FirstEnergy Corp.	4.850%	7/15/47	950	993
Florida Power & Light Co.	2.750%	6/1/23	325	318
Florida Power & Light Co.	3.250%	6/1/24	300	301
Florida Power & Light Co.	5.625%	4/1/34	225	274
Florida Power & Light Co.	4.950%	6/1/35	50	56
Florida Power & Light Co.	5.950%	2/1/38	175	225
Florida Power & Light Co.	5.960%	4/1/39	225	291
Florida Power & Light Co.	4.125%	2/1/42	1,675	1,728
Florida Power & Light Co.	4.050%	6/1/42	475	488
Florida Power & Light Co.	3.800%	12/15/42	925	921
Florida Power & Light Co.	4.050%	10/1/44	500	513

	Florida Power & Light Co.	3.700%	12/1/47	550	537
	Florida Power & Light Co.	3.950%	3/1/48	1,700	1,725
	Fortis Inc.	2.100%	10/4/21	200	191
	Fortis Inc.	3.055%	10/4/26	1,775	1,640
	Georgia Power Co.	2.000%	3/30/20	350	345
	Georgia Power Co.	2.000%	9/8/20	300	293
	Georgia Power Co.	2.400%	4/1/21	875	859
	Georgia Power Co.	2.850%	5/15/22	300	295
	Georgia Power Co.	3.250%	4/1/26	1,800	1,746
	Georgia Power Co.	3.250%	3/30/27	550	531
	Georgia Power Co.	5.950%	2/1/39	150	183
	Georgia Power Co.	4.750%	9/1/40	425	454
	Georgia Power Co.	4.300%	3/15/42	875	888
	Georgia Power Co.	4.300%	3/15/43	250	253
	Great Plains Energy Inc.	4.850%	6/1/21	295	305
	Gulf Power Co.	3.300%	5/30/27	250	243
	Iberdrola International BV	6.750%	7/15/36	175	223
	Indiana Michigan Power Co.	3.750%	7/1/47	550	520
	Interstate Power & Light Co.	3.250%	12/1/24	800	788
	Interstate Power & Light Co.	6.250%	7/15/39	250	322
	Interstate Power & Light Co.	3.700%	9/15/46	400	378
10	ITC Holdings Corp.	2.700%	11/15/22	400	387
	ITC Holdings Corp.	3.650%	6/15/24	300	298
10	ITC Holdings Corp.	3.350%	11/15/27	400	381
	ITC Holdings Corp.	5.300%	7/1/43	1,300	1,509
7	John Sevier Combined Cycle Generation
	LLC	4.626%	1/15/42	160	170
	Kansas City Power & Light Co.	3.150%	3/15/23	220	216
	Kansas City Power & Light Co.	6.050%	11/15/35	200	248
	Kansas City Power & Light Co.	5.300%	10/1/41	830	947
	Kansas City Power & Light Co.	4.200%	6/15/47	225	223
	Kentucky Utilities Co.	3.250%	11/1/20	200	201
	Kentucky Utilities Co.	5.125%	11/1/40	625	734
	LG&E & KU Energy LLC	3.750%	11/15/20	1,150	1,165
	Louisville Gas & Electric Co.	3.300%	10/1/25	250	246
	MidAmerican Energy Co.	3.100%	5/1/27	450	435
	MidAmerican Energy Co.	6.750%	12/30/31	725	939
	MidAmerican Energy Co.	4.800%	9/15/43	275	310
	MidAmerican Energy Co.	3.950%	8/1/47	375	378
	MidAmerican Energy Co.	3.650%	8/1/48	700	672
	Mississippi Power Co.	4.250%	3/15/42	375	362
	National Rural Utilities Cooperative Finance
	Corp.	2.300%	11/15/19	75	75
	National Rural Utilities Cooperative Finance
	Corp.	2.000%	1/27/20	1,250	1,235
	National Rural Utilities Cooperative Finance
	Corp.	2.350%	6/15/20	900	893
	National Rural Utilities Cooperative Finance
	Corp.	2.300%	11/1/20	300	297
	National Rural Utilities Cooperative Finance
	Corp.	2.900%	3/15/21	250	249
	National Rural Utilities Cooperative Finance
	Corp.	2.700%	2/15/23	1,400	1,355
	National Rural Utilities Cooperative Finance
	Corp.	2.950%	2/7/24	1,200	1,169
	National Rural Utilities Cooperative Finance
	Corp.	3.250%	11/1/25	75	74

	National Rural Utilities Cooperative Finance
	Corp.	4.023%	11/1/32	1,014	1,035
7	National Rural Utilities Cooperative Finance
	Corp.	4.750%	4/30/43	100	102
7	National Rural Utilities Cooperative Finance
	Corp.	5.250%	4/20/46	325	345
	Nevada Power Co.	6.650%	4/1/36	410	547
	NextEra Energy Capital Holdings Inc.	2.400%	9/15/19	200	199
	NextEra Energy Capital Holdings Inc.	2.700%	9/15/19	475	476
	NextEra Energy Capital Holdings Inc.	4.500%	6/1/21	1,340	1,388
	NextEra Energy Capital Holdings Inc.	2.800%	1/15/23	1,250	1,214
	NextEra Energy Capital Holdings Inc.	3.550%	5/1/27	1,000	969
7	NextEra Energy Capital Holdings Inc.	4.800%	12/1/77	450	431
	Northern States Power Co.	2.200%	8/15/20	200	197
	Northern States Power Co.	6.250%	6/1/36	650	848
	Northern States Power Co.	6.200%	7/1/37	250	324
	Northern States Power Co.	5.350%	11/1/39	375	449
	Northern States Power Co.	3.400%	8/15/42	410	379
	Northern States Power Co.	4.125%	5/15/44	100	103
	Northern States Power Co.	4.000%	8/15/45	200	204
	NorthWestern Corp.	4.176%	11/15/44	250	254
	NSTAR Electric Co.	2.375%	10/15/22	125	121
	NSTAR Electric Co.	3.200%	5/15/27	550	536
	NSTAR Electric Co.	5.500%	3/15/40	550	662
	NV Energy Inc.	6.250%	11/15/20	225	242
	Oglethorpe Power Corp.	5.950%	11/1/39	100	122
	Oglethorpe Power Corp.	5.375%	11/1/40	630	720
	Ohio Power Co.	5.375%	10/1/21	575	618
	Oklahoma Gas & Electric Co.	4.150%	4/1/47	225	233
	Oklahoma Gas & Electric Co.	3.850%	8/15/47	925	903
	Oncor Electric Delivery Co. LLC	2.150%	6/1/19	1,075	1,068
	Oncor Electric Delivery Co. LLC	4.100%	6/1/22	575	595
	Oncor Electric Delivery Co. LLC	7.000%	9/1/22	200	230
	Oncor Electric Delivery Co. LLC	2.950%	4/1/25	275	267
	Oncor Electric Delivery Co. LLC	7.250%	1/15/33	1,000	1,369
	Oncor Electric Delivery Co. LLC	5.250%	9/30/40	400	476
	Oncor Electric Delivery Co. LLC	4.550%	12/1/41	500	544
	Oncor Electric Delivery Co. LLC	5.300%	6/1/42	400	482
10	Oncor Electric Delivery Co. LLC	3.800%	9/30/47	250	244
	Pacific Gas & Electric Co.	3.500%	10/1/20	610	614
	Pacific Gas & Electric Co.	4.250%	5/15/21	225	230
	Pacific Gas & Electric Co.	2.450%	8/15/22	225	215
	Pacific Gas & Electric Co.	3.250%	6/15/23	425	418
	Pacific Gas & Electric Co.	3.750%	2/15/24	350	350
	Pacific Gas & Electric Co.	3.400%	8/15/24	625	613
	Pacific Gas & Electric Co.	3.500%	6/15/25	500	484
10	Pacific Gas & Electric Co.	3.300%	12/1/27	1,025	972
	Pacific Gas & Electric Co.	6.050%	3/1/34	2,335	2,773
	Pacific Gas & Electric Co.	5.800%	3/1/37	1,025	1,204
	Pacific Gas & Electric Co.	6.350%	2/15/38	300	372
	Pacific Gas & Electric Co.	6.250%	3/1/39	1,000	1,225
	Pacific Gas & Electric Co.	4.450%	4/15/42	800	801
	Pacific Gas & Electric Co.	4.600%	6/15/43	275	280
	Pacific Gas & Electric Co.	4.750%	2/15/44	1,000	1,036
	Pacific Gas & Electric Co.	4.300%	3/15/45	475	460
	Pacific Gas & Electric Co.	4.250%	3/15/46	625	599
	Pacific Gas & Electric Co.	4.000%	12/1/46	675	630

10	Pacific Gas & Electric Co.	3.950%	12/1/47	675	623
	PacifiCorp	2.950%	2/1/22	1,000	1,000
	PacifiCorp	3.600%	4/1/24	500	504
	PacifiCorp	5.250%	6/15/35	475	552
	PacifiCorp	6.100%	8/1/36	500	632
	PacifiCorp	5.750%	4/1/37	410	502
	PacifiCorp	6.250%	10/15/37	600	778
	PacifiCorp	6.350%	7/15/38	250	331
	PacifiCorp	4.100%	2/1/42	650	665
	PECO Energy Co.	2.375%	9/15/22	225	219
	Pennsylvania Electric Co.	5.200%	4/1/20	205	212
	Pinnacle West Capital Corp.	2.250%	11/30/20	325	317
	PNM Resources Inc.	3.250%	3/9/21	250	250
	Potomac Electric Power Co.	6.500%	11/15/37	400	531
	Potomac Electric Power Co.	4.150%	3/15/43	550	564
	PPL Capital Funding Inc.	3.500%	12/1/22	375	375
	PPL Capital Funding Inc.	3.950%	3/15/24	225	229
	PPL Capital Funding Inc.	5.000%	3/15/44	1,450	1,580
	PPL Electric Utilities Corp.	3.000%	9/15/21	1,485	1,482
	PPL Electric Utilities Corp.	6.250%	5/15/39	225	294
	PPL Electric Utilities Corp.	4.750%	7/15/43	200	222
	PPL Electric Utilities Corp.	4.150%	10/1/45	275	282
	PPL Electric Utilities Corp.	3.950%	6/1/47	350	351
	Progress Energy Inc.	3.150%	4/1/22	1,500	1,482
	Progress Energy Inc.	7.750%	3/1/31	625	850
	Progress Energy Inc.	7.000%	10/30/31	200	261
	Progress Energy Inc.	6.000%	12/1/39	510	636
	PSEG Power LLC	5.125%	4/15/20	150	156
	PSEG Power LLC	3.000%	6/15/21	325	324
	Public Service Co. of Colorado	5.125%	6/1/19	175	179
	Public Service Co. of Colorado	3.200%	11/15/20	700	705
	Public Service Co. of Colorado	3.600%	9/15/42	225	216
	Public Service Co. of Colorado	4.300%	3/15/44	200	211
	Public Service Co. of Colorado	3.800%	6/15/47	250	246
	Public Service Co. of New Hampshire	3.500%	11/1/23	150	151
	Public Service Co. of Oklahoma	5.150%	12/1/19	600	622
	Public Service Electric & Gas Co.	1.900%	3/15/21	200	194
	Public Service Electric & Gas Co.	2.375%	5/15/23	225	216
	Public Service Electric & Gas Co.	3.000%	5/15/25	500	487
	Public Service Electric & Gas Co.	3.000%	5/15/27	250	240
	Public Service Electric & Gas Co.	3.950%	5/1/42	1,525	1,525
	Public Service Electric & Gas Co.	3.800%	3/1/46	1,000	990
	Public Service Electric & Gas Co.	3.600%	12/1/47	275	259
	Public Service Enterprise Group Inc.	2.650%	11/15/22	475	459
	Puget Energy Inc.	6.500%	12/15/20	250	270
	Puget Energy Inc.	6.000%	9/1/21	400	430
	Puget Energy Inc.	3.650%	5/15/25	1,550	1,521
	Puget Sound Energy Inc.	6.274%	3/15/37	450	583
	Puget Sound Energy Inc.	5.757%	10/1/39	495	619
	Puget Sound Energy Inc.	5.638%	4/15/41	390	490
	Puget Sound Energy Inc.	4.300%	5/20/45	350	373
	San Diego Gas & Electric Co.	3.000%	8/15/21	150	150
	San Diego Gas & Electric Co.	2.500%	5/15/26	350	326
	San Diego Gas & Electric Co.	6.000%	6/1/39	250	321
	San Diego Gas & Electric Co.	4.500%	8/15/40	255	279
	San Diego Gas & Electric Co.	3.750%	6/1/47	325	318
	Sierra Pacific Power Co.	2.600%	5/1/26	300	279

South Carolina Electric & Gas Co.	6.625%	2/1/32	400	492
South Carolina Electric & Gas Co.	6.050%	1/15/38	450	535
South Carolina Electric & Gas Co.	5.450%	2/1/41	250	282
South Carolina Electric & Gas Co.	4.350%	2/1/42	375	371
South Carolina Electric & Gas Co.	4.600%	6/15/43	350	356
South Carolina Electric & Gas Co.	4.100%	6/15/46	830	794
South Carolina Electric & Gas Co.	4.500%	6/1/64	325	312
South Carolina Electric & Gas Co.	5.100%	6/1/65	425	451
Southern California Edison Co.	2.900%	3/1/21	1,500	1,500
Southern California Edison Co.	3.875%	6/1/21	350	358
7 Southern California Edison Co.	1.845%	2/1/22	200	192
Southern California Edison Co.	3.500%	10/1/23	300	303
Southern California Edison Co.	3.650%	3/1/28	1,000	1,001
Southern California Edison Co.	6.650%	4/1/29	225	276
Southern California Edison Co.	5.750%	4/1/35	508	618
Southern California Edison Co.	5.350%	7/15/35	1,135	1,323
Southern California Edison Co.	4.500%	9/1/40	205	218
Southern California Edison Co.	4.050%	3/15/42	425	426
Southern California Edison Co.	3.900%	3/15/43	475	469
Southern California Edison Co.	4.650%	10/1/43	455	495
Southern California Edison Co.	3.600%	2/1/45	150	140
Southern California Edison Co.	4.000%	4/1/47	550	551
Southern California Edison Co.	4.125%	3/1/48	1,000	1,019
Southern Co.	1.850%	7/1/19	325	322
Southern Co.	2.150%	9/1/19	850	841
Southern Co.	2.750%	6/15/20	450	446
Southern Co.	2.350%	7/1/21	1,275	1,238
Southern Co.	2.950%	7/1/23	525	510
Southern Co.	3.250%	7/1/26	1,500	1,434
Southern Co.	4.250%	7/1/36	875	889
Southern Co.	4.400%	7/1/46	1,635	1,631
Southern Power Co.	1.950%	12/15/19	350	345
Southern Power Co.	2.375%	6/1/20	100	98
Southern Power Co.	2.500%	12/15/21	300	290
Southern Power Co.	4.150%	12/1/25	375	384
Southern Power Co.	5.150%	9/15/41	685	733
Southern Power Co.	5.250%	7/15/43	500	541
Southern Power Co.	4.950%	12/15/46	300	310
Southwestern Electric Power Co.	2.750%	10/1/26	300	278
Southwestern Electric Power Co.	6.200%	3/15/40	75	95
Southwestern Electric Power Co.	3.900%	4/1/45	1,400	1,341
Southwestern Electric Power Co.	3.850%	2/1/48	375	358
Southwestern Public Service Co.	3.300%	6/15/24	1,850	1,838
Southwestern Public Service Co.	4.500%	8/15/41	350	377
Southwestern Public Service Co.	3.400%	8/15/46	1,450	1,319
Southwestern Public Service Co.	3.700%	8/15/47	250	238
Tampa Electric Co.	5.400%	5/15/21	175	186
Tampa Electric Co.	2.600%	9/15/22	75	73
Tampa Electric Co.	6.550%	5/15/36	150	193
Tampa Electric Co.	4.350%	5/15/44	250	257
TECO Finance Inc.	5.150%	3/15/20	225	233
Toledo Edison Co.	6.150%	5/15/37	250	305
TransAlta Corp.	4.500%	11/15/22	325	327
TransAlta Corp.	6.500%	3/15/40	500	496
Tucson Electric Power Co.	3.050%	3/15/25	200	193
UIL Holdings Corp.	4.625%	10/1/20	300	311
Union Electric Co.	3.500%	4/15/24	450	458

Union Electric Co.	2.950%	6/15/27	300	285
Union Electric Co.	3.900%	9/15/42	425	422
Union Electric Co.	3.650%	4/15/45	575	552
Virginia Electric & Power Co.	2.950%	1/15/22	750	744
Virginia Electric & Power Co.	3.450%	2/15/24	500	501
Virginia Electric & Power Co.	3.100%	5/15/25	500	485
Virginia Electric & Power Co.	2.950%	11/15/26	300	286
Virginia Electric & Power Co.	3.500%	3/15/27	1,225	1,207
Virginia Electric & Power Co.	3.800%	4/1/28	600	605
Virginia Electric & Power Co.	6.000%	1/15/36	500	618
Virginia Electric & Power Co.	6.000%	5/15/37	550	684
Virginia Electric & Power Co.	6.350%	11/30/37	600	778
Virginia Electric & Power Co.	8.875%	11/15/38	450	734
Virginia Electric & Power Co.	4.000%	1/15/43	850	843
Virginia Electric & Power Co.	4.450%	2/15/44	700	739
Virginia Electric & Power Co.	4.200%	5/15/45	255	260
Virginia Electric & Power Co.	4.000%	11/15/46	1,000	985
Virginia Electric & Power Co.	3.800%	9/15/47	425	410
WEC Energy Group Inc.	2.450%	6/15/20	250	247
WEC Energy Group Inc.	3.550%	6/15/25	750	742
Westar Energy Inc.	2.550%	7/1/26	575	535
Westar Energy Inc.	3.100%	4/1/27	425	411
Westar Energy Inc.	4.125%	3/1/42	425	439
Westar Energy Inc.	4.100%	4/1/43	325	334
Westar Energy Inc.	4.250%	12/1/45	100	105
Wisconsin Electric Power Co.	2.950%	9/15/21	635	632
Wisconsin Electric Power Co.	5.625%	5/15/33	200	237
Wisconsin Electric Power Co.	4.250%	6/1/44	100	105
Wisconsin Electric Power Co.	4.300%	12/15/45	125	131
Wisconsin Power & Light Co.	6.375%	8/15/37	300	394
Wisconsin Public Service Corp.	3.671%	12/1/42	75	70
Xcel Energy Inc.	4.700%	5/15/20	305	313
Xcel Energy Inc.	2.600%	3/15/22	275	268
Xcel Energy Inc.	3.300%	6/1/25	100	97
Xcel Energy Inc.	3.350%	12/1/26	275	266
Xcel Energy Inc.	6.500%	7/1/36	610	791

Natural Gas (0.1%)
Atmos Energy Corp.	3.000%	6/15/27	375	358
Atmos Energy Corp.	5.500%	6/15/41	800	969
Atmos Energy Corp.	4.125%	10/15/44	500	514
CenterPoint Energy Resources Corp.	4.500%	1/15/21	265	273
CenterPoint Energy Resources Corp.	3.550%	4/1/23	250	251
CenterPoint Energy Resources Corp.	4.000%	4/1/28	450	452
CenterPoint Energy Resources Corp.	5.850%	1/15/41	675	832
CenterPoint Energy Resources Corp.	4.100%	9/1/47	250	243
KeySpan Corp.	5.803%	4/1/35	225	267
NiSource Finance Corp.	5.450%	9/15/20	350	368
NiSource Finance Corp.	2.650%	11/17/22	300	290
NiSource Finance Corp.	3.490%	5/15/27	1,100	1,063
NiSource Finance Corp.	5.950%	6/15/41	500	600
NiSource Finance Corp.	4.800%	2/15/44	200	212
NiSource Finance Corp.	5.650%	2/1/45	500	586
NiSource Finance Corp.	4.375%	5/15/47	1,175	1,178
ONE Gas Inc.	4.658%	2/1/44	207	230
Piedmont Natural Gas Co. Inc.	4.650%	8/1/43	150	165
Piedmont Natural Gas Co. Inc.	3.640%	11/1/46	350	328

Sempra Energy	1.625%	10/7/19	400	394
Sempra Energy	2.400%	2/1/20	425	421
Sempra Energy	2.400%	3/15/20	300	296
Sempra Energy	2.850%	11/15/20	1,225	1,215
Sempra Energy	2.900%	2/1/23	425	416
Sempra Energy	4.050%	12/1/23	775	794
Sempra Energy	3.750%	11/15/25	1,330	1,324
Sempra Energy	3.250%	6/15/27	575	546
Sempra Energy	3.400%	2/1/28	650	619
Sempra Energy	3.800%	2/1/38	850	800
Sempra Energy	6.000%	10/15/39	705	864
Sempra Energy	4.000%	2/1/48	675	630
Southern California Gas Co.	3.150%	9/15/24	425	422
Southern California Gas Co.	2.600%	6/15/26	725	680
Southern California Gas Co.	3.750%	9/15/42	800	781
Southern Co. Gas Capital Corp.	3.500%	9/15/21	1,000	999
Southern Co. Gas Capital Corp.	3.875%	11/15/25	425	424
Southern Co. Gas Capital Corp.	3.250%	6/15/26	375	360
Southern Co. Gas Capital Corp.	5.875%	3/15/41	125	149
Southern Co. Gas Capital Corp.	4.400%	6/1/43	125	125
Southern Co. Gas Capital Corp.	3.950%	10/1/46	450	426
Southern Co. Gas Capital Corp.	4.400%	5/30/47	500	504
Southwest Gas Corp.	3.700%	4/1/28	250	252
Southwest Gas Corp.	3.800%	9/29/46	250	239
Washington Gas Light Co.	3.796%	9/15/46	350	340

Other Utility (0.0%)
American Water Capital Corp.	3.850%	3/1/24	1,575	1,593
American Water Capital Corp.	3.400%	3/1/25	450	448
American Water Capital Corp.	2.950%	9/1/27	475	450
American Water Capital Corp.	6.593%	10/15/37	500	675
American Water Capital Corp.	4.300%	12/1/42	125	131
American Water Capital Corp.	4.000%	12/1/46	500	490
American Water Capital Corp.	3.750%	9/1/47	475	461
Veolia Environnement SA	6.750%	6/1/38	325	415
				295,863
Total Corporate Bonds (Cost $4,161,945)				4,160,688
Sovereign Bonds (2.1%)
African Development Bank	1.000%	5/15/19	1,200	1,184
African Development Bank	1.375%	2/12/20	350	344
African Development Bank	1.875%	3/16/20	1,700	1,681
African Development Bank	2.625%	3/22/21	1,000	1,000
African Development Bank	1.250%	7/26/21	1,700	1,624
African Development Bank	2.375%	9/23/21	1,850	1,832
African Development Bank	2.125%	11/16/22	2,000	1,943
Agricultural Bank of China Ltd.	2.750%	5/21/20	250	248
Asian Development Bank	1.875%	4/12/19	1,550	1,544
Asian Development Bank	1.000%	8/16/19	450	442
Asian Development Bank	1.750%	1/10/20	2,000	1,978
Asian Development Bank	1.500%	1/22/20	2,500	2,460
Asian Development Bank	1.375%	3/23/20	2,250	2,205
Asian Development Bank	1.625%	5/5/20	7,500	7,372
Asian Development Bank	2.250%	1/20/21	2,220	2,201
Asian Development Bank	1.625%	3/16/21	3,100	3,015
Asian Development Bank	1.750%	6/8/21	2,700	2,627
Asian Development Bank	2.000%	2/16/22	3,500	3,410

Asian Development Bank	1.875%	2/18/22	1,850	1,795
Asian Development Bank	1.750%	9/13/22	2,000	1,916
Asian Development Bank	2.750%	3/17/23	3,000	2,991
Asian Development Bank	2.000%	1/22/25	1,000	947
Asian Development Bank	2.000%	4/24/26	400	375
Asian Development Bank	2.625%	1/12/27	800	781
Asian Development Bank	2.500%	11/2/27	2,985	2,878
Asian Development Bank	2.750%	1/19/28	1,000	979
Canada	2.000%	11/15/22	5,340	5,180
CNOOC Finance 2013 Ltd.	3.000%	5/9/23	1,950	1,874
CNOOC Finance 2015 Australia Pty Ltd.	2.625%	5/5/20	1,500	1,484
CNOOC Finance 2015 USA LLC	3.500%	5/5/25	1,800	1,734
CNOOC Nexen Finance 2014 ULC	4.250%	4/30/24	1,000	1,015
CNOOC Nexen Finance 2014 ULC	4.875%	4/30/44	400	426
Corp. Andina de Fomento	2.000%	5/10/19	1,800	1,787
Corp. Andina de Fomento	8.125%	6/4/19	880	935
Corp. Andina de Fomento	2.200%	7/18/20	1,515	1,495
Corp. Andina de Fomento	4.375%	6/15/22	2,775	2,905
Corp. Andina de Fomento	2.750%	1/6/23	2,965	2,903
Council Of Europe Development Bank	1.500%	5/17/19	1,200	1,190
Council Of Europe Development Bank	1.625%	3/10/20	1,300	1,279
Council Of Europe Development Bank	1.625%	3/16/21	600	583
Council Of Europe Development Bank	2.625%	2/13/23	1,900	1,886
Ecopetrol SA	5.875%	9/18/23	1,300	1,391
Ecopetrol SA	4.125%	1/16/25	1,475	1,431
Ecopetrol SA	5.375%	6/26/26	1,575	1,638
Ecopetrol SA	7.375%	9/18/43	700	817
Ecopetrol SA	5.875%	5/28/45	1,075	1,059
Emirates Telecommunications Group Co.
PJSC	3.500%	6/18/24	200	198
European Bank for Reconstruction &
Development	1.750%	6/14/19	2,050	2,038
European Bank for Reconstruction &
Development	0.875%	7/22/19	2,500	2,454
European Bank for Reconstruction &
Development	1.750%	11/26/19	500	495
European Bank for Reconstruction &
Development	1.500%	3/16/20	1,650	1,622
European Bank for Reconstruction &
Development	2.000%	2/1/21	1,200	1,181
European Bank for Reconstruction &
Development	1.875%	7/15/21	2,200	2,146
European Bank for Reconstruction &
Development	1.875%	2/23/22	1,300	1,260
European Bank for Reconstruction &
Development	2.750%	3/7/23	1,400	1,399
European Investment Bank	1.750%	6/17/19	4,675	4,646
European Investment Bank	1.125%	8/15/19	3,180	3,128
European Investment Bank	1.625%	3/16/20	4,100	4,035
European Investment Bank	1.750%	5/15/20	4,500	4,433
European Investment Bank	1.375%	6/15/20	3,100	3,027
European Investment Bank	1.625%	8/14/20	3,600	3,525
European Investment Bank	2.875%	9/15/20	5,000	5,039
European Investment Bank	1.625%	12/15/20	2,500	2,438
European Investment Bank	4.000%	2/16/21	4,000	4,156
European Investment Bank	2.000%	3/15/21	6,100	5,995
European Investment Bank	2.500%	4/15/21	3,650	3,637

	European Investment Bank	2.375%	5/13/21	9,800	9,728
	European Investment Bank	1.375%	9/15/21	300	287
	European Investment Bank	2.125%	10/15/21	350	344
	European Investment Bank	2.250%	3/15/22	2,800	2,749
	European Investment Bank	2.375%	6/15/22	4,800	4,730
	European Investment Bank	2.250%	8/15/22	1,000	979
	European Investment Bank	2.000%	12/15/22	7,525	7,264
	European Investment Bank	2.500%	3/15/23	625	616
	European Investment Bank	3.250%	1/29/24	1,550	1,592
	European Investment Bank	1.875%	2/10/25	2,600	2,439
	European Investment Bank	2.125%	4/13/26	3,000	2,830
	European Investment Bank	2.375%	5/24/27	800	765
	European Investment Bank	4.875%	2/15/36	1,200	1,495
10	Export Development Canada	1.500%	4/4/19	200	198
11	Export Development Canada	1.750%	8/19/19	200	198
	Export Development Canada	1.625%	1/17/20	1,500	1,480
	Export Development Canada	1.625%	6/1/20	250	245
	Export Development Canada	2.000%	11/30/20	2,240	2,210
	Export Development Canada	1.500%	5/26/21	1,625	1,571
	Export Development Canada	1.375%	10/21/21	2,800	2,675
	Export Development Canada	2.500%	1/24/23	300	296
	Export Development Canada	2.750%	3/15/23	1,800	1,797
	Export-Import Bank of Korea	1.750%	5/26/19	1,000	986
	Export-Import Bank of Korea	2.375%	8/12/19	600	595
	Export-Import Bank of Korea	1.500%	10/21/19	800	781
	Export-Import Bank of Korea	2.500%	11/1/20	700	689
	Export-Import Bank of Korea	4.000%	1/29/21	1,000	1,021
	Export-Import Bank of Korea	2.500%	5/10/21	1,000	976
	Export-Import Bank of Korea	1.875%	10/21/21	1,000	952
	Export-Import Bank of Korea	2.750%	1/25/22	1,500	1,466
	Export-Import Bank of Korea	5.000%	4/11/22	1,475	1,561
	Export-Import Bank of Korea	3.000%	11/1/22	1,000	980
	Export-Import Bank of Korea	4.000%	1/14/24	2,100	2,148
	Export-Import Bank of Korea	3.250%	11/10/25	300	291
	Export-Import Bank of Korea	2.625%	5/26/26	600	553
	FMS Wertmanagement AoeR	1.000%	8/16/19	2,100	2,061
12	FMS Wertmanagement AoeR	1.750%	1/24/20	2,200	2,173
	FMS Wertmanagement AoeR	1.750%	3/17/20	750	740
	FMS Wertmanagement AoeR	2.000%	8/1/22	4,090	3,963
	Hydro-Quebec	8.400%	1/15/22	1,235	1,461
	Hydro-Quebec	8.050%	7/7/24	1,175	1,472
10	Indonesia Government International Bond	4.750%	7/18/47	300	297
	Industrial & Commercial Bank of China Ltd.	3.231%	11/13/19	2,200	2,201
	Industrial & Commercial Bank of China Ltd.	2.635%	5/26/21	600	586
	Industrial & Commercial Bank of China Ltd.	3.538%	11/8/27	750	719
	Inter-American Development Bank	1.000%	5/13/19	2,800	2,761
	Inter-American Development Bank	3.875%	9/17/19	3,910	3,994
	Inter-American Development Bank	1.250%	10/15/19	1,700	1,673
	Inter-American Development Bank	1.750%	10/15/19	2,200	2,181
	Inter-American Development Bank	3.875%	2/14/20	500	513
	Inter-American Development Bank	1.625%	5/12/20	2,500	2,457
	Inter-American Development Bank	1.875%	6/16/20	1,000	988
	Inter-American Development Bank	2.125%	11/9/20	1,950	1,929
	Inter-American Development Bank	2.125%	1/18/22	3,000	2,938
	Inter-American Development Bank	1.750%	4/14/22	3,500	3,371
	Inter-American Development Bank	1.750%	9/14/22	3,300	3,165
	Inter-American Development Bank	2.500%	1/18/23	5,525	5,465

	Inter-American Development Bank	3.000%	2/21/24	2,600	2,621
	Inter-American Development Bank	7.000%	6/15/25	250	309
	Inter-American Development Bank	2.000%	6/2/26	4,375	4,105
	Inter-American Development Bank	2.375%	7/7/27	800	765
	Inter-American Development Bank	3.875%	10/28/41	800	883
	Inter-American Development Bank	3.200%	8/7/42	50	50
	Inter-American Development Bank	4.375%	1/24/44	450	538
	International Bank for Reconstruction &
	Development	1.250%	7/26/19	4,500	4,439
	International Bank for Reconstruction &
	Development	0.875%	8/15/19	3,575	3,506
	International Bank for Reconstruction &
	Development	1.875%	10/7/19	1,500	1,489
	International Bank for Reconstruction &
	Development	1.125%	11/27/19	1,750	1,715
	International Bank for Reconstruction &
	Development	1.875%	4/21/20	13,500	13,352
	International Bank for Reconstruction &
	Development	1.625%	9/4/20	4,435	4,347
	International Bank for Reconstruction &
	Development	2.125%	11/1/20	2,200	2,178
	International Bank for Reconstruction &
	Development	1.625%	3/9/21	600	584
	International Bank for Reconstruction &
	Development	1.375%	5/24/21	4,000	3,851
	International Bank for Reconstruction &
	Development	2.250%	6/24/21	1,700	1,680
	International Bank for Reconstruction &
	Development	1.375%	9/20/21	4,500	4,310
	International Bank for Reconstruction &
	Development	2.125%	12/13/21	1,130	1,108
	International Bank for Reconstruction &
	Development	2.000%	1/26/22	7,100	6,917
	International Bank for Reconstruction &
	Development	1.625%	2/10/22	2,025	1,947
	International Bank for Reconstruction &
	Development	7.625%	1/19/23	25	30
	International Bank for Reconstruction &
	Development	2.500%	11/25/24	4,500	4,403
	International Bank for Reconstruction &
	Development	2.500%	7/29/25	5,800	5,659
	International Bank for Reconstruction &
	Development	4.750%	2/15/35	450	559
	International Finance Corp.	1.750%	9/16/19	1,500	1,486
	International Finance Corp.	1.750%	3/30/20	2,000	1,973
	International Finance Corp.	1.625%	7/16/20	500	491
	International Finance Corp.	2.250%	1/25/21	2,000	1,983
	International Finance Corp.	2.125%	4/7/26	2,405	2,271
13	Japan Bank for International Cooperation	2.250%	2/24/20	1,600	1,587
13	Japan Bank for International Cooperation	1.750%	5/28/20	4,500	4,411
13	Japan Bank for International Cooperation	2.125%	6/1/20	1,300	1,283
13	Japan Bank for International Cooperation	2.125%	7/21/20	1,270	1,251
13	Japan Bank for International Cooperation	2.125%	11/16/20	3,050	2,997
13	Japan Bank for International Cooperation	1.500%	7/21/21	2,400	2,293
13	Japan Bank for International Cooperation	2.000%	11/4/21	1,900	1,839
13	Japan Bank for International Cooperation	2.500%	6/1/22	700	685
13	Japan Bank for International Cooperation	2.375%	7/21/22	1,000	975

13	Japan Bank for International Cooperation	2.375%	11/16/22	2,420	2,352
13	Japan Bank for International Cooperation	3.000%	5/29/24	650	646
13	Japan Bank for International Cooperation	2.125%	2/10/25	2,400	2,250
13	Japan Bank for International Cooperation	2.875%	6/1/27	1,500	1,475
13	Japan Bank for International Cooperation	2.750%	11/16/27	3,700	3,565
13	Japan International Cooperation Agency	2.750%	4/27/27	700	673
12	KFW	1.875%	4/1/19	3,925	3,910
12	KFW	4.875%	6/17/19	4,775	4,918
12	KFW	1.000%	7/15/19	5,500	5,411
12	KFW	1.500%	9/9/19	2,700	2,666
12	KFW	1.750%	10/15/19	1,300	1,287
12	KFW	4.000%	1/27/20	150	154
12	KFW	1.750%	3/31/20	5,500	5,426
12	KFW	1.500%	4/20/20	3,550	3,480
12	KFW	1.625%	5/29/20	8,100	7,949
12	KFW	2.750%	9/8/20	3,000	3,016
12	KFW	2.750%	10/1/20	3,200	3,213
12	KFW	1.875%	12/15/20	3,045	2,989
12	KFW	1.625%	3/15/21	1,000	972
12	KFW	1.500%	6/15/21	7,100	6,855
12	KFW	2.375%	8/25/21	2,710	2,684
12	KFW	1.750%	9/15/21	1,220	1,182
12	KFW	2.625%	1/25/22	1,500	1,495
12	KFW	2.125%	3/7/22	7,150	6,997
12	KFW	2.125%	6/15/22	6,400	6,241
12	KFW	2.000%	10/4/22	2,150	2,081
12	KFW	2.125%	1/17/23	1,750	1,698
12	KFW	2.500%	11/20/24	3,800	3,711
12	KFW	2.000%	5/2/25	1,250	1,180
12	KFW	0.000%	4/18/36	600	342
	Korea Development Bank	4.625%	11/16/21	1,375	1,434
	Korea Development Bank	2.625%	2/27/22	1,300	1,263
	Korea Development Bank	3.000%	9/14/22	1,500	1,473
	Korea Development Bank	3.375%	3/12/23	3,200	3,183
	Korea Development Bank	2.750%	3/19/23	600	579
	Korea Development Bank	3.750%	1/22/24	1,500	1,514
12	Kreditanstalt fuer Wiederaufbau	2.250%	11/5/19	1,800	1,790
12	Kreditanstalt fuer Wiederaufbau	2.625%	4/12/21	2,600	2,596
12	Kreditanstalt fuer Wiederaufbau	2.375%	12/29/22	5,100	5,028
12	Kreditanstalt fuer Wiederaufbau	2.875%	4/3/28	2,100	2,078
12	Landwirtschaftliche Rentenbank	1.750%	4/15/19	350	348
12	Landwirtschaftliche Rentenbank	1.375%	10/23/19	425	419
12	Landwirtschaftliche Rentenbank	2.250%	10/1/21	975	961
12	Landwirtschaftliche Rentenbank	2.000%	12/6/21	1,575	1,537
12	Landwirtschaftliche Rentenbank	2.000%	1/13/25	2,500	2,368
12	Landwirtschaftliche Rentenbank	2.375%	6/10/25	975	944
12	Landwirtschaftliche Rentenbank	1.750%	7/27/26	825	754
12	Landwirtschaftliche Rentenbank	2.500%	11/15/27	4,295	4,133
	Nexen Energy ULC	7.875%	3/15/32	100	137
	Nexen Energy ULC	5.875%	3/10/35	410	480
	Nexen Energy ULC	6.400%	5/15/37	800	984
	Nexen Energy ULC	7.500%	7/30/39	625	874
	Nordic Investment Bank	1.875%	6/14/19	850	846
	Nordic Investment Bank	1.500%	8/9/19	1,300	1,286
	Nordic Investment Bank	2.500%	4/28/20	1,000	1,000
	Nordic Investment Bank	1.625%	11/20/20	1,600	1,562
	Nordic Investment Bank	2.250%	2/1/21	1,000	992

	Nordic Investment Bank	2.125%	2/1/22	500	489
	North American Development Bank	4.375%	2/11/20	650	665
	North American Development Bank	2.400%	10/26/22	350	340
14	Oesterreichische Kontrollbank AG	1.125%	4/26/19	1,200	1,184
14	Oesterreichische Kontrollbank AG	1.375%	2/10/20	1,400	1,366
14	Oesterreichische Kontrollbank AG	1.500%	10/21/20	2,000	1,946
14	Oesterreichische Kontrollbank AG	1.875%	1/20/21	800	783
14	Oesterreichische Kontrollbank AG	2.375%	10/1/21	1,000	989
14	Oesterreichische Kontrollbank AG	2.875%	3/13/23	700	701
7	Oriental Republic of Uruguay	8.000%	11/18/22	2,575	2,981
7	Oriental Republic of Uruguay	4.500%	8/14/24	500	527
7	Oriental Republic of Uruguay	4.375%	10/27/27	1,075	1,111
7	Oriental Republic of Uruguay	7.625%	3/21/36	1,125	1,523
7	Oriental Republic of Uruguay	4.125%	11/20/45	2,029	1,900
7	Oriental Republic of Uruguay	5.100%	6/18/50	3,050	3,149
	Petroleos Mexicanos	6.000%	3/5/20	287	300
	Petroleos Mexicanos	5.500%	1/21/21	1,730	1,799
	Petroleos Mexicanos	6.375%	2/4/21	6,429	6,853
	Petroleos Mexicanos	4.875%	1/24/22	6,525	6,684
	Petroleos Mexicanos	3.500%	1/30/23	1,750	1,678
	Petroleos Mexicanos	4.625%	9/21/23	1,621	1,620
	Petroleos Mexicanos	4.875%	1/18/24	1,750	1,763
7	Petroleos Mexicanos	2.290%	2/15/24	120	118
	Petroleos Mexicanos	2.378%	4/15/25	150	148
	Petroleos Mexicanos	4.500%	1/23/26	175	169
	Petroleos Mexicanos	6.875%	8/4/26	2,666	2,911
	Petroleos Mexicanos	6.500%	3/13/27	6,550	6,995
	Petroleos Mexicanos	6.625%	6/15/35	1,000	1,028
	Petroleos Mexicanos	6.625%	6/15/38	375	385
	Petroleos Mexicanos	6.500%	6/2/41	300	298
	Petroleos Mexicanos	5.500%	6/27/44	1,111	988
	Petroleos Mexicanos	6.375%	1/23/45	1,000	970
	Petroleos Mexicanos	5.625%	1/23/46	3,898	3,468
	Petroleos Mexicanos	6.750%	9/21/47	9,079	9,178
15	Power Sector Assets & Liabilities
	Management Corp.	9.625%	5/15/28	140	204
	Province of Alberta	1.900%	12/6/19	1,500	1,482
	Province of Alberta	2.200%	7/26/22	2,000	1,940
	Province of Alberta Canada	3.300%	3/15/28	1,100	1,107
	Province of British Columbia	2.650%	9/22/21	500	498
	Province of British Columbia	2.000%	10/23/22	300	289
	Province of British Columbia	2.250%	6/2/26	1,200	1,127
	Province of Manitoba	2.100%	9/6/22	300	289
	Province of Manitoba	3.050%	5/14/24	1,600	1,595
	Province of Manitoba	2.125%	6/22/26	850	782
	Province of New Brunswick	2.500%	12/12/22	400	391
	Province of Ontario	1.250%	6/17/19	800	788
	Province of Ontario	1.650%	9/27/19	1,925	1,901
	Province of Ontario	4.000%	10/7/19	850	868
	Province of Ontario	4.400%	4/14/20	975	1,010
	Province of Ontario	2.550%	2/12/21	6,700	6,660
	Province of Ontario	2.400%	2/8/22	700	686
	Province of Ontario	2.250%	5/18/22	4,100	3,982
	Province of Ontario	2.450%	6/29/22	100	98
	Province of Ontario	2.200%	10/3/22	500	483
	Province of Ontario	3.200%	5/16/24	1,000	1,005
	Province of Ontario	2.500%	4/27/26	1,000	952

Province of Quebec	3.500%	7/29/20	1,530	1,560
Province of Quebec	2.750%	8/25/21	1,375	1,372
Province of Quebec	2.375%	1/31/22	500	491
Province of Quebec	2.625%	2/13/23	2,050	2,020
Province of Quebec	7.125%	2/9/24	1,400	1,680
Province of Quebec	2.875%	10/16/24	700	691
Province of Quebec	2.500%	4/20/26	700	668
Province of Quebec	2.750%	4/12/27	3,250	3,140
Province of Quebec	7.500%	9/15/29	1,075	1,483
Republic of Chile	2.250%	10/30/22	525	504
Republic of Chile	3.125%	1/21/26	1,310	1,292
7 Republic of Chile	3.240%	2/6/28	1,900	1,860
Republic of Chile	3.860%	6/21/47	2,175	2,117
Republic of Colombia	4.375%	7/12/21	1,630	1,684
7 Republic of Colombia	2.625%	3/15/23	3,250	3,112
Republic of Colombia	4.000%	2/26/24	5,290	5,332
Republic of Colombia	8.125%	5/21/24	400	492
7 Republic of Colombia	4.500%	1/28/26	500	518
7 Republic of Colombia	3.875%	4/25/27	1,275	1,250
Republic of Colombia	10.375%	1/28/33	500	792
Republic of Colombia	7.375%	9/18/37	1,000	1,282
Republic of Colombia	6.125%	1/18/41	600	693
7 Republic of Colombia	5.625%	2/26/44	533	584
7 Republic of Colombia	5.000%	6/15/45	5,404	5,472
Republic of Hungary	6.250%	1/29/20	1,300	1,375
Republic of Hungary	6.375%	3/29/21	11,650	12,684
Republic of Hungary	7.625%	3/29/41	550	795
Republic of Indonesia	2.950%	1/11/23	4,350	4,200
Republic of Indonesia	3.500%	1/11/28	800	765
Republic of Indonesia	4.350%	1/11/48	1,150	1,097
Republic of Italy	6.875%	9/27/23	1,700	1,984
Republic of Italy	5.375%	6/15/33	1,400	1,612
Republic of Korea	7.125%	4/16/19	1,150	1,202
Republic of Korea	3.875%	9/11/23	850	879
Republic of Korea	2.750%	1/19/27	2,800	2,656
Republic of Panama	5.200%	1/30/20	2,045	2,133
7 Republic of Panama	4.000%	9/22/24	600	615
7 Republic of Panama	3.750%	3/16/25	1,450	1,461
Republic of Panama	7.125%	1/29/26	900	1,102
7 Republic of Panama	3.875%	3/17/28	1,625	1,632
Republic of Panama	9.375%	4/1/29	1,050	1,536
7 Republic of Panama	6.700%	1/26/36	2,284	2,902
7 Republic of Panama	4.500%	5/15/47	2,500	2,537
7 Republic of Panama	4.300%	4/29/53	250	246
Republic of Peru	8.750%	11/21/33	4,635	6,949
7 Republic of Peru	6.550%	3/14/37	600	770
Republic of Peru	5.625%	11/18/50	3,275	3,924
Republic of Poland	6.375%	7/15/19	3,340	3,496
Republic of Poland	5.125%	4/21/21	2,725	2,895
Republic of Poland	5.000%	3/23/22	1,415	1,514
Republic of Poland	3.000%	3/17/23	3,100	3,073
Republic of Poland	4.000%	1/22/24	1,625	1,690
Republic of Poland	3.250%	4/6/26	150	149
Republic of the Philippines	8.375%	6/17/19	800	856
Republic of the Philippines	4.000%	1/15/21	3,475	3,555
Republic of the Philippines	4.200%	1/21/24	1,400	1,458
Republic of the Philippines	9.500%	10/21/24	550	748

Republic of the Philippines	10.625%	3/16/25	425	614
Republic of the Philippines	5.500%	3/30/26	1,500	1,702
Republic of the Philippines	3.000%	2/1/28	1,800	1,722
Republic of the Philippines	9.500%	2/2/30	825	1,255
Republic of the Philippines	7.750%	1/14/31	775	1,063
Republic of the Philippines	6.375%	1/15/32	600	749
Republic of the Philippines	6.375%	10/23/34	2,175	2,787
Republic of the Philippines	5.000%	1/13/37	400	452
Republic of the Philippines	3.950%	1/20/40	700	701
Republic of the Philippines	3.700%	3/1/41	2,834	2,731
Republic of the Philippines	3.700%	2/2/42	850	818
State of Israel	4.000%	6/30/22	900	935
State of Israel	3.150%	6/30/23	1,100	1,097
State of Israel	2.875%	3/16/26	1,500	1,442
State of Israel	3.250%	1/17/28	1,000	973
State of Israel	4.500%	1/30/43	900	918
State of Israel	4.125%	1/17/48	1,300	1,255
Statoil ASA	2.250%	11/8/19	1,000	992
Statoil ASA	2.900%	11/8/20	150	150
Statoil ASA	2.750%	11/10/21	1,100	1,090
Statoil ASA	3.150%	1/23/22	125	125
Statoil ASA	2.450%	1/17/23	6,300	6,101
Statoil ASA	2.650%	1/15/24	4,300	4,146
Statoil ASA	3.250%	11/10/24	550	543
Statoil ASA	5.100%	8/17/40	300	351
Statoil ASA	4.250%	11/23/41	325	340
Statoil ASA	3.950%	5/15/43	175	176
Statoil ASA	4.800%	11/8/43	600	681
Svensk Exportkredit AB	1.250%	4/12/19	1,000	989
Svensk Exportkredit AB	1.875%	6/17/19	1,550	1,540
Svensk Exportkredit AB	1.125%	8/28/19	1,400	1,376
Svensk Exportkredit AB	1.750%	5/18/20	1,100	1,083
Svensk Exportkredit AB	1.875%	6/23/20	600	591
Svensk Exportkredit AB	1.750%	3/10/21	800	779
Svensk Exportkredit AB	2.000%	8/30/22	1,775	1,715
Svensk Exportkredit AB	2.875%	3/14/23	1,400	1,401
United Mexican States	3.500%	1/21/21	290	293
United Mexican States	3.625%	3/15/22	8,955	9,100
United Mexican States	4.000%	10/2/23	3,594	3,679
United Mexican States	3.600%	1/30/25	3,475	3,427
United Mexican States	4.125%	1/21/26	800	812
United Mexican States	4.150%	3/28/27	2,500	2,526
United Mexican States	3.750%	1/11/28	2,800	2,703
United Mexican States	6.050%	1/11/40	4,245	4,797
United Mexican States	4.750%	3/8/44	5,322	5,176
United Mexican States	4.600%	1/23/46	1,100	1,045
United Mexican States	4.350%	1/15/47	1,650	1,514
United Mexican States	5.750%	10/12/10	4,292	4,341
Total Sovereign Bonds (Cost $775,721)				769,001
Taxable Municipal Bonds (0.3%)
Alabama Economic Settlement Authority BP
Settlement Revenue	3.163%	9/15/25	300	300
American Municipal Power Ohio Inc.
Revenue (Hydroelectric Projects)	6.449%	2/15/44	300	408
American Municipal Power Ohio Inc.
Revenue (Prairie State Energy Campus
Project)	7.834%	2/15/41	100	154

American Municipal Power Ohio Inc.
Revenue (Prairie State Energy Campus
Project)	6.053%	2/15/43	50	66
American Municipal Power Ohio Inc.
Revenue (Prairie State Energy Campus
Project)	5.939%	2/15/47	925	1,170
American Municipal Power Ohio Inc.
Revenue (Prairie State Energy Campus
Project)	6.270%	2/15/50	160	208
American Municipal Power Ohio Inc.
Revenue (Prairie State Energy Campus
Project)	7.499%	2/15/50	75	111
American Municipal Power Ohio Inc.
Revenue (Prairie State Energy Campus
Project)	8.084%	2/15/50	175	295
Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area)	6.918%	4/1/40	175	244
Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area)	6.263%	4/1/49	1,120	1,573
Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area)	7.043%	4/1/50	125	187
Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area)	6.907%	10/1/50	1,210	1,809
California Department of Water Resources
Power Supply Revenue	2.000%	5/1/22	1,000	969
California GO	6.200%	10/1/19	1,600	1,688
California GO	5.700%	11/1/21	1,000	1,097
California GO	2.367%	4/1/22	600	594
California GO	7.500%	4/1/34	2,270	3,274
California GO	7.550%	4/1/39	2,005	3,053
California GO	7.300%	10/1/39	850	1,240
California GO	7.350%	11/1/39	2,325	3,399
California GO	7.625%	3/1/40	1,100	1,675
California GO	7.600%	11/1/40	350	541
California State University Systemwide
Revenue	3.899%	11/1/47	250	254
Central Puget Sound WA Regional Transit
Authority Sales & Use Tax Revenue	5.491%	11/1/39	100	124
Chicago IL GO	7.045%	1/1/29	200	216
Chicago IL GO	7.375%	1/1/33	550	610
Chicago IL GO	7.781%	1/1/35	100	115
Chicago IL GO	6.314%	1/1/44	500	503
Chicago IL Metropolitan Water Reclamation
District GO	5.720%	12/1/38	350	442
Chicago IL O'Hare International Airport
Revenue	6.395%	1/1/40	425	576
Chicago IL Transit Authority Sales Tax
Receipts Revenue	6.200%	12/1/40	200	253
Chicago IL Transit Authority Transfer Tax
Receipts Revenue	6.899%	12/1/40	765	1,009
Chicago IL Water Revenue	6.742%	11/1/40	675	871
Clark County NV Airport System Revenue	6.881%	7/1/42	75	79
Clark County NV Airport System Revenue	6.820%	7/1/45	275	407
Commonwealth Financing Authority
Pennsylvania Revenue	3.864%	6/1/38	500	502
Connecticut GO	5.090%	10/1/30	575	622
Connecticut GO	5.850%	3/15/32	610	721

Cook County IL GO	6.229%	11/15/34	400	498
Dallas County TX Hospital District Revenue	5.621%	8/15/44	100	125
Dallas TX Area Rapid Transit Revenue	5.999%	12/1/44	200	267
Dallas TX Area Rapid Transit Revenue	5.022%	12/1/48	75	90
Dallas TX Convention Center Hotel
Development Corp. Hotel Revenue	7.088%	1/1/42	1,220	1,627
Dallas TX Independent School District GO	6.450%	2/15/35	150	164
District of Columbia Income Tax Revenue	5.591%	12/1/34	50	60
District of Columbia Water & Sewer Authority
Public Utility Revenue	4.814%	10/1/14	1,025	1,154
Energy Northwest Washington Electric
Revenue (Columbia Generating Station)	2.197%	7/1/19	250	249
Florida Board of Administration Finance Corp
Revenue	2.638%	7/1/21	500	497
Florida Hurricane Catastrophe Fund Finance
Corp. Revenue	2.995%	7/1/20	1,900	1,911
George Washington University District of
Columbia GO	3.485%	9/15/22	500	504
George Washington University District of
Columbia GO	4.300%	9/15/44	400	418
George Washington University District of
Columbia GO	4.126%	9/15/48	650	649
Georgia Municipal Electric Power Authority
Revenue	6.637%	4/1/57	610	758
Georgia Municipal Electric Power Authority
Revenue	6.655%	4/1/57	1,148	1,413
Georgia Municipal Electric Power Authority
Revenue	7.055%	4/1/57	150	180
Houston TX GO	6.290%	3/1/32	860	1,004
Illinois GO	4.950%	6/1/23	1,450	1,499
Illinois GO	5.100%	6/1/33	3,520	3,299
Illinois GO	6.630%	2/1/35	480	499
Illinois GO	6.725%	4/1/35	475	498
Illinois GO	7.350%	7/1/35	1,500	1,637
Illinois Toll Highway Authority Revenue	6.184%	1/1/34	300	381
JobsOhio Beverage System Statewide
Liquor Profits Revenue	3.985%	1/1/29	300	314
JobsOhio Beverage System Statewide
Liquor Profits Revenue	4.532%	1/1/35	225	245
Los Angeles CA Community College District
GO	6.750%	8/1/49	235	348
Los Angeles CA Department of Water &
Power Revenue	5.716%	7/1/39	100	128
Los Angeles CA Department of Water &
Power Revenue	6.166%	7/1/40	100	108
Los Angeles CA Department of Water &
Power Revenue	6.574%	7/1/45	410	594
Los Angeles CA Department of Water &
Power Revenue	6.603%	7/1/50	500	744
Los Angeles CA Unified School District GO	5.750%	7/1/34	1,560	1,932
Los Angeles CA Unified School District GO	6.758%	7/1/34	100	134
Los Angeles County CA Metropolitan
Transportation Authority Sales Tax
Revenue	5.735%	6/1/39	125	154
Los Angeles County CA Public Works
Financing Authority Lease Revenue	7.618%	8/1/40	50	75

	Maryland Transportation Authority Facilities
	Projects Revenue	5.888%	7/1/43	100	129
	Massachusetts GO	4.200%	12/1/21	1,375	1,433
	Massachusetts GO	5.456%	12/1/39	845	1,041
	Massachusetts School Building Authority
	Dedicated Sales Tax Revenue	5.715%	8/15/39	500	617
	Massachusetts Transportation Fund
	Revenue	5.731%	6/1/40	50	64
	Metropolitan Government of Nashville &
	Davidson County TN Convention Center
	Authority Tourism Tax Revenue	6.731%	7/1/43	100	136
	Metropolitan Washington DC/VA Airports
	Authority Dulles Toll Road Revenue	7.462%	10/1/46	575	852
	Mississippi GO	5.245%	11/1/34	50	59
	Missouri Health & Educational Facilities
	Authority Revenue (Washington
	University)	3.652%	8/15/57	350	338
	Missouri Highways & Transportation
	Commission Road Revenue	5.445%	5/1/33	100	117
16	New Jersey Economic Development
	Authority Revenue (State Pension
	Funding)	7.425%	2/15/29	1,435	1,775
	New Jersey Transportation Trust Fund
	Authority Transportation System Revenue	5.754%	12/15/28	460	515
	New Jersey Transportation Trust Fund
	Authority Transportation System Revenue	6.104%	12/15/28	1,150	1,202
	New Jersey Transportation Trust Fund
	Authority Transportation System Revenue	6.561%	12/15/40	450	572
	New Jersey Turnpike Authority Revenue	7.414%	1/1/40	375	552
	New Jersey Turnpike Authority Revenue	7.102%	1/1/41	1,905	2,727
	New York City NY GO	6.246%	6/1/35	100	107
	New York City NY GO	5.517%	10/1/37	400	493
	New York City NY GO	6.271%	12/1/37	700	936
	New York City NY Municipal Water Finance
	Authority Water & Sewer System Revenue	5.750%	6/15/41	100	131
	New York City NY Municipal Water Finance
	Authority Water & Sewer System Revenue	5.790%	6/15/41	500	532
	New York City NY Municipal Water Finance
	Authority Water & Sewer System Revenue	5.952%	6/15/42	100	133
	New York City NY Municipal Water Finance
	Authority Water & Sewer System Revenue	6.011%	6/15/42	75	100
	New York City NY Municipal Water Finance
	Authority Water & Sewer System Revenue	5.440%	6/15/43	530	665
	New York City NY Municipal Water Finance
	Authority Water & Sewer System Revenue	5.882%	6/15/44	1,610	2,142
	New York City NY Transitional Finance
	Authority Future Tax Revenue	5.767%	8/1/36	300	365
	New York City NY Transitional Finance
	Authority Future Tax Revenue	5.508%	8/1/37	150	186
	New York City NY Transitional Finance
	Authority Future Tax Revenue	5.572%	11/1/38	625	775
	New York Metropolitan Transportation
	Authority Revenue (Dedicated Tax Fund)	7.336%	11/15/39	1,425	2,148
	New York Metropolitan Transportation
	Authority Revenue (Transit Revenue)	5.871%	11/15/39	100	124
	New York State Dormitory Authority Revenue
	(Personal Income Tax)	5.628%	3/15/39	95	115

	New York State Urban Development Corp.
	Revenue (Personal Income Tax)	5.770%	3/15/39	500	598
	New York University Hospitals Center
	Revenue	5.750%	7/1/43	375	468
	North Texas Tollway Authority System
	Revenue	6.718%	1/1/49	700	1,027
	Ohio State University General Receipts
	Revenue	4.910%	6/1/40	175	205
	Ohio State University General Receipts
	Revenue	3.798%	12/1/46	100	100
	Ohio State University General Receipts
	Revenue	4.800%	6/1/11	665	727
	Ohio Water Development Authority Water
	Pollution Control Loan Fund Revenue	4.879%	12/1/34	100	111
	Oregon Department of Transportation
	Highway User Tax Revenue	5.834%	11/15/34	225	281
	Oregon GO	5.762%	6/1/23	453	492
	Oregon GO	5.892%	6/1/27	375	443
17	Oregon School Boards Association GO	5.528%	6/30/28	125	141
	Pennsylvania Public School Building
	Authority Lease Revenue (School District
	of Philadelphia)	5.000%	9/15/27	250	272
	Pennsylvania Turnpike Commission
	Revenue	5.511%	12/1/45	375	473
	Port Authority of New York & New Jersey
	Revenue	6.040%	12/1/29	125	156
	Port Authority of New York & New Jersey
	Revenue	5.647%	11/1/40	800	1,017
	Port Authority of New York & New Jersey
	Revenue	4.960%	8/1/46	975	1,164
	Port Authority of New York & New Jersey
	Revenue	5.310%	8/1/46	375	413
	Port Authority of New York & New Jersey
	Revenue	4.926%	10/1/51	535	625
	Port Authority of New York & New Jersey
	Revenue	4.458%	10/1/62	2,005	2,194
	Port Authority of New York & New Jersey
	Revenue	4.810%	10/15/65	600	707
	President & Fellows of Harvard College
	Massachusetts GO	4.875%	10/15/40	275	326
	President & Fellows of Harvard College
	Massachusetts GO	3.150%	7/15/46	400	367
	Princeton University New Jersey GO	5.700%	3/1/39	800	1,038
	Regents of the University of California
	Revenue	3.063%	7/1/25	400	398
	Regional Transportation District of Colorado
	Sales Tax Revenue	5.844%	11/1/50	150	196
	Rutgers State University New Jersey
	Revenue	5.665%	5/1/40	325	390
	Sales Tax Securitization Corp. Illinois
	Revenue	3.587%	1/1/43	350	335
	Sales Tax Securitization Corp. Illinois
	Revenue	3.820%	1/1/48	250	246
	Salt River Project Arizona Agricultural
	Improvement & Power District Revenue	4.839%	1/1/41	375	435
	San Antonio TX Electric & Gas Systems
	Revenue	5.985%	2/1/39	225	293

	San Antonio TX Electric & Gas Systems
	Revenue	5.808%	2/1/41	500	642
	San Antonio TX Electric & Gas Systems
	Revenue	4.427%	2/1/42	450	488
	San Diego County CA Water Authority
	Revenue	6.138%	5/1/49	1,000	1,367
	San Francisco CA City & County Public
	Utilities Commission Water Revenue	6.950%	11/1/50	500	728
	San Jose CA Redevelopment Agency
	Successor Agency Tax Allocation	3.375%	8/1/34	375	363
	Santa Clara Valley CA Transportation
	Authority Sales Tax Revenue	5.876%	4/1/32	645	774
	South Carolina Public Service Authority
	Revenue	2.388%	12/1/23	250	236
	South Carolina Public Service Authority
	Revenue	6.454%	1/1/50	475	640
	Texas GO	5.517%	4/1/39	660	846
	Texas Transportation Commission Revenue	5.178%	4/1/30	275	322
	Texas Transportation Commission Revenue	4.631%	4/1/33	300	337
	Texas Transportation Commission Revenue	4.681%	4/1/40	100	115
	University of California Regents Medical
	Center Revenue	6.548%	5/15/48	1,550	2,129
	University of California Regents Medical
	Center Revenue	6.583%	5/15/49	125	171
	University of California Revenue	4.601%	5/15/31	500	552
	University of California Revenue	6.270%	5/15/31	500	521
	University of California Revenue	5.770%	5/15/43	410	523
	University of California Revenue	5.946%	5/15/45	275	350
	University of California Revenue	4.858%	5/15/12	330	358
	University of California Revenue	4.767%	5/15/15	50	53
	University of Southern California GO	5.250%	10/1/11	275	326
	University of Texas Permanent University
	Fund Revenue	3.376%	7/1/47	400	381
	University of Texas Revenue	3.354%	8/15/47	200	191
	University of Texas System Revenue
	Financing System Revenue	6.276%	8/15/41	75	79
	University of Texas System Revenue
	Financing System Revenue	5.134%	8/15/42	150	179
	University of Texas System Revenue
	Financing System Revenue	4.794%	8/15/46	100	115
	University of Virginia Revenue	4.179%	9/1/17	250	250
	Utah GO	4.554%	7/1/24	125	133
	Utah GO	3.539%	7/1/25	90	92
	Washington GO	5.140%	8/1/40	480	575
	Wisconsin Annual Appropriation Revenue	3.954%	5/1/36	1,000	1,023
	Wisconsin General Fund Annual
	Appropriation Revenue	3.154%	5/1/27	300	295
17	Wisconsin GO	5.700%	5/1/26	325	368
Total Taxable Municipal Bonds (Cost $98,649)					107,757
				Shares
Preferred Stocks (0.0%)
*	GCI Liberty Inc. Pfd. (Cost $36)	5.000%	3/10/39	3,839	90

Temporary Cash Investments (2.3%)1
				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
U.S. Government and Agency Obligations (0.0%)
18	United States Treasury Bill	1.432%	4/26/18	3,000	2,997
18	United States Treasury Bill	1.461%	5/3/18	500	499
18	United States Treasury Bill	1.599%	6/7/18	300	299
18	United States Treasury Bill	1.491%	6/21/18	200	199
18	United States Treasury Bill	1.693%	7/12/18	1,000	995
					4,989
				Shares
Money Market Funds (2.3%)
19,20 Vanguard Market Liquidity Fund		1.775%		8,385,037	838,504
Total Temporary Cash Investments (Cost $843,457)					843,493
Total Investments (101.7%) (Cost $25,497,553)					37,601,148
Other Assets and Liabilities-Net (-1.7%)					(645,168)
Net Assets (100%)					36,955,980

* Non-income-producing security.
^ Includes partial security positions on loan to broker-dealers. The total value of securities on loan is
$50,048,000.
1 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts.
After giving effect to futures investments, the fund's effective common stock and temporary cash investment positions represent 59.5% and 2.1%, respectively, of net assets.
2 Security value determined using significant unobservable inputs.
3 The issuer operates under a congressional charter; its securities are generally neither guaranteed by the U.S.
Treasury nor backed by the full faith and credit of the U.S. government.
4 Securities with a value of $60,000 have been segregated as collateral for certain open To Be Announced
(TBA) transactions.
5 U.S. government-guaranteed.
6 The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.
7 The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or the possibility of the issue being called.
8 Includes securities purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of March 31, 2018.
9 Adjustable-rate security based upon 12-month USD LIBOR plus spread.
10 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2018, the aggregate value of these securities was $106,451,000, representing 0.3% of net assets.
11 Guaranteed by the Government of Canada.
12 Guaranteed by the Federal Republic of Germany.
13 Guaranteed by the Government of Japan.
14 Guaranteed by the Republic of Austria.
15 Guaranteed by the Republic of the Philippines.
16 Scheduled principal and interest payments are guaranteed by National Public Finance Guarantee Corp.
17 Scheduled principal and interest payments are guaranteed by AGM (Assured Guaranty Municipal
Corporation).
18 Securities with a value of $4,410,000 have been segregated as initial margin for open futures contracts.
19 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by
Vanguard. Rate shown is the 7-day yield.
20 Includes $52,924,000 of collateral received for securities on loan.
CVR—Contingent Value Rights.

GO—General Obligation Bond.
REIT—Real Estate Investment Trust.
Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
				Value and
		Number of		Unrealized
		Long (Short)	Notional	Appreciation
	Expiration	Contracts	Amount	(Depreciation)
Long Futures Contracts
E-mini S&P 500 Index	June 2018	496	65,546	(3,325)
E-mini Russell 2000 Index	June 2018	170	13,015	(596)
E-mini S&P Mid-Cap 400 Index	June 2018	50	9,416	(213)
				(4,134)

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Bonds and temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Structured debt securities, including mortgages and asset-backed securities, are valued using the latest bid prices or using valuations based on a matrix system that considers such factors as issuer, tranche, nominal or option-adjusted spreads, weighted average coupon, weighted average maturity, credit enhancements, and collateral. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

B. To Be Announced (TBA) Transactions: A TBA transaction is an agreement to buy or sell mortgage-backed securities with agreed-upon characteristics (face amount, coupon, maturity) for settlement at a future date. The fund may be a seller of TBA transactions to reduce its exposure to the mortgage-backed securities market or in order to sell mortgage-backed securities it owns under delayed-delivery arrangements. When the fund is a buyer of TBA transactions, it maintains cash or short-term investments in an amount sufficient to meet the purchase price at the settlement date of the TBA transaction. The primary risk associated with TBA transactions is that a counterparty may default on its obligations. The fund mitigates its counterparty risk by, among other things, performing a credit analysis of counterparties, allocating transactions among numerous counterparties, and monitoring its exposure to each counterparty. The fund may also enter into a Master Securities Forward Transaction Agreement (MSFTA) with certain counterparties and require them to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot

Balanced Index Fund

be repledged, resold, or rehypothecated. Under an MSFTA, upon a counterparty default (including bankruptcy), the fund may terminate any TBA transactions with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements.

At March 31, 2018, counterparties had deposited in segregated accounts cash with a value of $605,000 in connection with TBA transactions.

C. Mortgage Dollar Rolls: The fund enters into mortgage-dollar-roll transactions, in which the fund sells mortgage-backed securities to a dealer and simultaneously agrees to purchase similar securities in the future at a predetermined price. The proceeds of the securities sold in mortgage-dollar-roll transactions are typically invested in high-quality short-term fixed income securities. The fund forgoes principal and interest paid on the securities sold, and is compensated by interest earned on the proceeds of the sale and by a lower price on the securities to be repurchased. The fund has also entered into mortgage-dollar-roll transactions in which the fund buys mortgage-backed securities from a dealer pursuant to a TBA transaction and simultaneously agrees to sell similar securities in the future at a predetermined price. The securities bought in mortgage-dollar-roll transactions are used to cover an open TBA sell position. The fund continues to earn interest on mortgage-backed security pools already held and receives a lower price on the securities to be sold in the future. The fund accounts for mortgage-dollar-roll transactions as purchases and sales; as such, these transactions may increase the fund's portfolio turnover rate. Amounts to be received or paid in connection with open mortgage dollar rolls are included in Receivables for Investment Securities Sold or Payables for Investment Securities Purchased.

D. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted
on the Schedule of Investments.

The following table summarizes the market value of the fund's investments as of March 31, 2018, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	21,912,148	3	455
U.S. Government and Agency Obligations	—	9,424,732	—
Asset-Backed/Commercial Mortgage-Backed Securities	—	382,781	—
Corporate Bonds	—	4,160,688	—
Sovereign Bonds	—	769,001	—
Taxable Municipal Bonds	—	107,757	—
Preferred Stocks	90	—	—
Temporary Cash Investments	838,504	4,989	—
Futures Contracts—Assets[1]	1,130	—	—
Total	22,751,872	14,849,951	455

Balanced Index Fund

1 Represents variation margin on the last day of the reporting period.

E. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract.

Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded as an asset (liability).

F. At March 31, 2018, the cost of investment securities for tax purposes was $25,497,944,000. Net unrealized appreciation of investment securities for tax purposes was $12,103,204,000, consisting of unrealized gains of $12,547,482,000 on securities that had risen in value since their purchase and $444,278,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard Managed Payout Fund

Consolidated Schedule of Investments (unaudited)
As of March 31, 2018

				Market
				Value
			Shares	($000)
Investment Companies (95.0%)
U.S. Stock Funds (24.9%)
Vanguard Total Stock Market Index Fund Investor Shares		6,340,935		418,692
Vanguard Value Index Fund Investor Shares		2,551,033		102,628
				521,320
Global Stock Fund (7.5%)
Vanguard Global Minimum Volatility Fund Investor Shares		11,658,814		156,461

International Stock Funds (24.8%)
Vanguard Total International Stock Index Fund Investor Shares		23,028,324		417,043
Vanguard Emerging Markets Stock Index Fund Investor Shares		3,459,250		102,498
				519,541
U.S. Bond Fund (14.0%)
1 Vanguard Total Bond Market II Index Fund Investor Shares		27,949,045		292,906

International Bond Fund (6.0%)
Vanguard Total International Bond Index Fund Investor Shares		11,563,647		126,275

Alternative Funds (17.8%)
Vanguard Alternative Strategies Fund		13,431,928		268,907
Vanguard Market Neutral Fund Investor Shares		8,895,268		105,231
				374,138
Total Investment Companies (Cost $1,616,860)				1,990,641
Temporary Cash Investments (5.0%)
Money Market Fund (0.0%)
1 Vanguard Market Liquidity Fund, 1.775%			3	—

			Face
		Maturity	Amount
	Coupon	Date	($000)
U.S. Government and Agency Obligations (5.0%)
2,3 Fannie Mae Discount Notes	1.410%	4/4/18	2,219,000	2,219
2,3 Fannie Mae Discount Notes	1.430%	4/11/18	3,424,000	3,423
2,3 Fannie Mae Discount Notes	1.475%	4/25/18	5,550,000	5,544
2,3 Fannie Mae Discount Notes	1.707%	5/23/18	3,455,000	3,447
2,4 Federal Home Loan Bank Discount Notes	1.415%–1.435%	4/6/18	2,790,000	2,789
2,4 Federal Home Loan Bank Discount Notes	1.455%–1.465%	4/11/18	7,174,000	7,171
2,4 Federal Home Loan Bank Discount Notes	1.425%	4/13/18	1,856,000	1,855
2,4 Federal Home Loan Bank Discount Notes	1.623%	4/18/18	3,014,000	3,012
2,4 Federal Home Loan Bank Discount Notes	1.754%	5/2/18	1,900,000	1,897
2,4 Federal Home Loan Bank Discount Notes	1.764%	5/3/18	2,986,000	2,982
2,4 Federal Home Loan Bank Discount Notes	1.686%–1.705%	5/16/18	5,830,000	5,818
2,4 Federal Home Loan Bank Discount Notes	1.704%	5/22/18	2,788,000	2,781
2,4 Federal Home Loan Bank Discount Notes	1.707%	6/6/18	2,711,000	2,703
2,3 Freddie Mac Discount Notes	1.343%	4/4/18	1,721,000	1,721
2,3 Freddie Mac Discount Notes	1.604%	4/16/18	500,000	500
2,3 Freddie Mac Discount Notes	1.460%–1.635%	4/27/18	7,170,000	7,162
2,3 Freddie Mac Discount Notes	1.666%–1.676%	5/7/18	6,023,000	6,014
2,3 Freddie Mac Discount Notes	1.626%–1.636%	5/10/18	10,000,000	9,983

2,3 Freddie Mac Discount Notes			1.748%	6/4/18	340,000	339
2,3 Freddie Mac Discount Notes			1.737%	6/20/18	3,113,000	3,102
2	United States Treasury Bill		1.415%	4/12/18	3,813,000	3,811
2	United States Treasury Bill	1.533%–1.678%		4/19/18	6,056,000	6,051
2,5 United States Treasury Bill			1.421%	5/3/18	4,471,000	4,465
2	United States Treasury Bill		1.647%	5/17/18	3,202,000	3,195
2,5 United States Treasury Bill			1.657%	6/7/18	718,000	716
2	United States Treasury Bill		1.733%	6/14/18	1,314,000	1,310
2	United States Treasury Bill		1.683%	6/21/18	3,000,000	2,989
2	United States Treasury Bill		1.768%	6/28/18	5,000,000	4,980
2	United States Treasury Bill		1.848%	8/9/18	3,000,000	2,980
						104,959
Total Temporary Cash Investments (Cost $104,953)						104,959
Total Investments (100.0%) (Cost $1,721,813)						2,095,600
Other Assets and Liabilities-Net (0.0%)						(856)
Net Assets (100%)						2,094,744
1 Affiliated fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate
	shown for Vanguard Market Liquidity Fund is the 7-day yield.
2 Security is owned by the Vanguard MPF Portfolio, which is a wholly owned subsidiary of the Managed Payout Fund.
3 The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations
	have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as
	needed to maintain a positive net worth, in exchange for senior preferred stock.
4 The issuer operates under a congressional charter; its securities are generally neither guaranteed by the U.S.
	Treasury nor backed by the full faith and credit of the U.S. government.
5 Securities with a value of $1,256,000 have been segregated as collateral for open over-the-counter swap contracts.

Derivative Financial Instruments Outstanding as of Period End
Total Return Swaps
					Floating	Value and
					Interest	Unrealized
				Notional	Rate	Appreciation
		Termination		Amount	Received	(Depreciation)
Reference Entity		Date Counterparty		($000)	(Paid)[1]	($000)
Credit Suisse Custom 34 Total Return
Index		4/30/18	CSI	104,734	(1.970%)	—
CSI—Credit Suisse International.
1 Payment received/paid monthly.

Unrealized appreciation (depreciation) on open swap contracts is required to be treated as ordinary income (loss) for tax purposes.

A. Basis for Consolidation: Vanguard MPF Portfolio ("the subsidiary"), which commenced operations on February 23, 2015. The subsidiary is wholly owned by the fund and is a unit trust established in the Cayman Islands under the Trusts Law (2011 Revision) of the Cayman Islands, which is organized to invest in certain commodity-linked investments on behalf of the fund, consistent with the fund's investment objectives and policies. The commodity-linked investments and other investments held by the subsidiary are subject to the same risks that apply to similar investments if held directly by the fund. As of March 31, 2018, the fund held $104,638,000 in the subsidiary, representing 5% of the fund's net assets. All inter-fund transactions and balances (including the fund's investment in the subsidiary) have been eliminated, and the Consolidated Schedule of Investments includes all investments and other accounts of the subsidiary as if held directly by the fund.

Managed Payout Fund

B. Security Valuation: Investments are valued at the net asset value of each underlying Vanguard fund determined as of the close of the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services.

C. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted
on the Consolidated Schedule of Investments.

The following table summarizes the market value of the fund's investments as of March 31, 2018, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Investment Companies	1,990,641	—	—
Temporary Cash Investments	—	104,959	—
Total	1,990,641	104,959	—

D. Swap Contracts: The fund gains exposure to commodities through the subsidiary's investment in swaps that earn the total return on a specified commodity index. Under the terms of the swaps, the subsidiary receives the total return on the specified index (receiving the increase or paying the decrease in the value of the specified index), applied to a notional amount. The subsidiary also pays a floating rate that is based on short-term interest rates, applied to the notional amount. At the same time, the subsidiary invests an amount approximating the notional amount of the swap in high-quality temporary cash investments.

The notional amounts of swap contracts are not recorded in the Consolidated Schedule of Investments. Swaps are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded as unrealized appreciation (depreciation) until periodic payments are made, or the termination of the swap, at which time realized gain (loss) is recorded.

A risk associated with all types of swaps is the possibility that a counterparty may default on its obligation to pay net amounts due to the subsidiary. The subsidiary's maximum amount subject to counterparty risk is the unrealized appreciation on the swap contract. The subsidiary mitigates its counterparty risk by entering into swaps only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. In the event of a counterparty’s default (including bankruptcy), the subsidiary may terminate any swap contracts with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the subsidiary under the master netting arrangements. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the subsidiary's net assets

Managed Payout Fund

decline below a certain level, triggering a payment by the subsidiary if the subsidiary is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the subsidiary has pledged. Any securities pledged as collateral for open contracts are noted in the Consolidated Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.

E. At March 31, 2018, the cost of investment securities for tax purposes was $1,721,813,000. Net unrealized appreciation of investment securities for tax purposes was $373,787,000, consisting of unrealized gains of $382,218,000 on securities that had risen in value since their purchase and $8,431,000 in unrealized losses on securities that had fallen in value since their purchase.

F. Transactions during the period in affiliated underlying Vanguard funds were as follows:

		Current Period Transactions
	Dec. 31,		Proceeds					Mar. 31,
	2017		from	Realized	Change in		Capital Gain	2018
	Market	Purchases	Securities	Net Gain	Unrealized		Distributions	Market
	Value	at Cost	Sold	(Loss)	App.(Dep.)	Income	Received	Value
	($000)	($000)	($000)	($000)	($000)	($000)	($000)	($000)
Vanguard Alternative
Strategies Fund	256,682	14,391	—	—	(2,166)	—	—	268,907
Vanguard Emerging
Markets Stock Index
Fund	106,017	147	6,000	939	1,395	147	—	102,498
Vanguard Global
Minimum Volatility
Fund	156,479	1,293	—	—	(1,311)	—	—	156,461
Vanguard Market
Liquidity Fund	457	NA1	NA1	—	—	1	—	—
Vanguard Market
Neutral Fund	105,109	66	1,459	2	1,513	66	—	105,231
Vanguard Total Bond
Market II Index Fund	293,863	27,990	22,234	(250)	(6,463)	1,876	2	292,906
Vanguard Total
International Bond
Index Fund	125,023	5,729	5,309	(42)	874	330	—	126,275
Vanguard Total
International Stock
Index Fund	421,410	10,372	12,279	1,181	(3,641)	981	—	417,043
Vanguard Total Stock
Market Index Fund	416,260	14,520	8,245	925	(4,768)	1,600	—	418,692
Vanguard Value Index
Fund	107,809	1,625	3,965	514	(3,355)	559	—	102,628
Total
	1,989,109	76,133	59,491	3,269	(17,922)	5,560	2	1,990,641
1 Not applicable—purchases and sales are for temporary cash investment purposes.

Item 2: Controls and Procedures

(a) Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) Internal Control Over Financial Reporting. During the last fiscal quarter, there was no significant change in the Registrant’s internal control over financial reporting that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3: Exhibits

(a) Certifications

VANGUARD VALLEY FORGE FUNDS

By:	/s/ MORTIMER J. BUCKLEY*
MORTIMER J. BUCKLEY
CHIEF EXECUTIVE OFFICER
Date: May 17, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD VALLEY FORGE FUNDS

By:	/s/ MORTIMER J. BUCKLEY*
MORTIMER J. BUCKLEY
CHIEF EXECUTIVE OFFICER
Date: May 17, 20118

VANGUARD VALLEY FORGE FUNDS

By:	/s/ THOMAS J. HIGGINS*
THOMAS J. HIGGINS
CHIEF FINANCIAL OFFICER
Date: May 17, 2018

*By: /s/ Anne E. Robinson
Anne E. Robinson, pursuant to a Power of Attorney filed on January 18, 2018 see file Number 33-32216, Incorporated by Reference.